Registration No. 333-95851

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 15

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 129

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code (413) 788-8411

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual Artistry Variable Annuity

This prospectus describes the MassMutual Artistry individual certificates issued under a deferred group variable annuity contract offered by Massachusetts Mutual Life Insurance Company. The certificate may not be available in all states. The certificate provides for accumulation of certificate value and annuity payments on a fixed and/or variable basis.

You, the participant, have a number of investment choices in this certificate. These investment choices include one fixed account option as well as the following funds which are offered through our separate account, Massachusetts Mutual Variable Annuity Separate Account 4.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Global Health Care Fund
•	Invesco V.I. Technology Fund

Fidelity® Variable Insurance Products Fund

•	Fidelity® VIP Contrafund® Portfolio

MML Series Investment Fund

•	MML Aggressive Allocation Fund
•	MML American Funds® Core Allocation Fund
•	MML American Funds® Growth Fund
•	MML American Funds® International Fund
•	MML Balanced Allocation Fund
•	MML Blue Chip Growth Fund
•	MML Conservative Allocation Fund
•	MML Equity Income Fund
•	MML Equity Index Fund
•	MML Focused Equity Fund
•	MML Foreign Fund
•	MML Fundamental Growth Fund
•	MML Fundamental Value Fund
•	MML Global Fund
•	MML Growth Allocation Fund
•	MML Growth & Income Fund
•	MML Income & Growth Fund
•	MML International Equity Fund
•	MML Large Cap Growth Fund
•	MML Managed Volatility Fund
•	MML Mid Cap Growth Fund
•	MML Mid Cap Value Fund
•	MML Moderate Allocation Fund
•	MML PIMCO Total Return Fund
•	MML Small Cap Growth Equity Fund
•	MML Small/Mid Cap Value Fund
•	MML Small Company Value Fund

MML Series Investment Fund II

•	MML Blend Fund
•	MML Equity Fund
•	MML High Yield Fund
•	MML Inflation-Protected and Income Fund
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML Short-Duration Bond Fund
•	MML Small Cap Equity Fund
•	MML Strategic Emerging Markets Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Capital Income Fund/VA*
•	Oppenheimer Discovery Mid Cap Growth Fund/VA
•	Oppenheimer Diversified Alternatives Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Money Fund/VA**

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio

Voya Investors Trust

•	VY Clarion Global Real Estate Portfolio

*	Unavailable in certificates issued on or after 4/30/2012.
**	Unavailable in certificates issued on or after 1/19/2008.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the certificate.

To learn more about the certificate, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2014. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 42 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Service Center at (800) 272-2216 or write to our Service Center using the following address: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067. (Overnight Mail Address: MassMutual Financial Group, Document Management Services – Annuities W360, 1295 State Street, Springfield, MA 01111-0111)

This prospectus is not an offer to sell the certificate in any jurisdiction where it is illegal to offer the certificate nor is it an offer to sell to anyone to whom it is illegal to offer the certificate.

The certificate:

•	is not a bank or credit union deposit.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.
•	provides guarantees that are subject to our financial strength and claims-paying ability.

The SEC has not approved or disapproved the contract or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Effective May 1, 2014

Index of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the certificate, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Accumulation Phase	4

Accumulation Unit	17

Annuitant	8

Annuity Date	26

Annuity Options	28

Annuity Payments	27

Annuity Unit Value	28

Certificate	4

Certificate Year	18

Claims-Paying Ability	41

Contract Owner	8

Free Withdrawals	26

Good Order	4

Income Phase	26

Participant	8

Purchase Payment	9

Qualified	33

Separate Account	11

Service Center	4

Tax Deferral	5

Tax-Sheltered Annuity	34

Contacting the Company

How to Contact Us.  You may contact us by calling your registered representative or the MassMutual Customer Service Center (our Service Center) at (800) 272-2216 Monday through Friday between 8 a.m. and 8 p.m. Eastern Time. You may also e-mail us by visiting www.massmutual.com/secure/emailus. Additionally, you may write to our Service Center using the following address: MassMutual Financial Group, Document Management Services - Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067 or to our overnight mail address at MassMutual Financial Group, Document Management Services - Annuities W360, 1295 State Street, Springfield, MA 01111-0111.

Sending Requests in Good Order.  From time to time you may want to submit a request for a withdrawal, a change of beneficiary, or some other action. We can only act upon your request if we receive it in “good order.” Contact our Service Center to learn what information we require for your request to be in “good order.” Generally, your request must include the information and/or documentation we need to complete the action without using our own discretion to carry it out. Additionally, some actions may require that you submit your request on our form. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. In addition to written requests, we may allow requests by facsimile, telephone or internet. Facsimile, telephone or internet transactions may not always be available. Facsimile, telephone and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

Overview

The following is intended as a summary. Please read each section of this prospectus for additional detail.

The annuity certificate is an ownership interest issued by “us,” Massachusetts Mutual Life Insurance Company, to “you,” the participant, under the group deferred variable annuity contract. This annuity certificate is a contract between the participant and MassMutual. The certificate is intended for retirement savings or other long-term investment purposes. The certificate is designed primarily for use in annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. These plans are sometimes called “tax-sheltered annuities” or “TSAs.” This certificate may also be sold to governmental entitles pursuant to Code Section 457(b).

In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate that is at least 13 months from when you purchase the certificate. The certificate, like all deferred annuity certificates, has two phases – the accumulation phase and the income phase. Your certificate is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your certificate enters the income phase.

Certificate Type.  The certificate described in this prospectus is an individual certificate issued under a deferred group variable annuity contract. The certificate provides for accumulation of certificate value and annuity payments on a fixed and/or variable basis.

The Prospectus and the Certificate.  The prospectus and Statement of Additional Information (SAI) describe all material terms and features of your certificate. Certain non-material provisions of your certificate may be different than the general description in the prospectus and the SAI, and certain riders may not be available because of legal requirements in your state. See your certificate for specific variations since any such state variation will be included in your certificate or in riders or endorsements attached to your certificate.

Annuity Options.  We make annuity payments based on the annuity option you elect. When you elect an annuity option you also elect among a number of features, including, but not limited to: duration, number of payees, payments to beneficiaries, and whether payments will be variable and/or fixed payments. See “The Income Phase.”

Investment Choices.  Through this certificate, you can choose to allocate your purchase payments among various investment choices. Your choices include over forty funds and one fixed account. See “Investment Choices.”

Withdrawals.  Subject to certain restrictions, you may periodically make partial withdrawals of your certificate value. If you make a full withdrawal of your certificate value, all your rights under the certificate will be terminated. Income taxes, tax penalties and a contingent deferred sales charge may apply to any withdrawal you request. See “Withdrawals,” “Expenses – Contingent Deferred Sales Charge” and “Taxes.”

Transfers.  Subject to certain restrictions, you may periodically transfer certificate value among available investment choices. See “Transfers and Transfer Programs.”

Death Benefit.  A beneficiary may receive a benefit in the event of your death prior to the income phase. Once the income phase commences, payments upon death may be available to beneficiaries depending on the annuity option elected. See “Death Benefit” and “Income Phase.”

Fees.  Your certificate value will be subject to certain fees. These charges will be reflected in your certificate value and may be reflected in any annuity payments you choose to receive from the certificate. See “Expenses” and “Table of Fees and Expenses.”

Taxation.  The Internal Revenue Code of 1986, as amended, has certain rules that apply to the certificate. These tax treatments apply to earnings from the certificate, withdrawals, death benefits and annuity options. See “Taxes.”

Tax Deferral.  You are generally not taxed on certificate earnings until you take money from your certificate. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan. Investors should only consider buying a variable annuity to fund a qualified plan for the annuity’s additional features such as lifetime income payments and death benefit protection.

Right to Cancel Your Certificate.  You have a right to examine your certificate. If you change your mind about owning your certificate, you can generally cancel it within 10 calendar days after receiving it. However, this time period may vary by state. See “Right to Cancel Your Certificate.”

Our Claims-Paying Ability.  Any guarantees we make under the contract are subject to our financial strength and claims-paying ability. See “Other Information – Our Ability to Make Payments Under the Contract.”

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the certificate.

I.  The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the certificate. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below. Premium taxes may also be deducted, but are not reflected below.

Participant Transaction Expenses

	Current	Maximum
Transfer Fee	$0	The lesser of $20 or 2% of the amount transferred.

Loan Origination Fee	$0[1]	$35[1]

[1] Currently, we do not deduct a charge from your certificate if you take a loan under your certificate. However, we reserve the right to deduct a charge not to exceed $35 from your certificate value as a loan origination fee should it become necessary for us to seek reimbursement for expenses related to the administration of certificate loans.

Contingent Deferred Sales Charge (as a percentage of amount withdrawn or applied to certain annuity options*)	8%[2]	8%[2]

* See Annuity Options E and F in “Income Phase – Annuity Options.”

2 Contingent Deferred Sales Charge Schedule

Certificate Year	1	2	3	4	5	6	7	8	9	10 and later

Percentage	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%

II.  The next table describes fees and expenses you will pay periodically during the time you own the certificate, not including fees and expenses deducted by the funds you select.

Periodic Certificate Charges

	Current	Maximum
Annual Certificate Maintenance Charge	$0	$60

Separate Account Annual Expenses (as a percentage of average account value in the separate account)

Mortality and Expense Risk Charge	1.03%	1.25%

Administrative Charge	0.15%	0.25%

Total Separate Account Annual Expenses	1.18%	1.50%

Annual Fund Operating Expenses

While you own the certificate, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the lowest and highest total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2013 (before any waivers or reimbursements). More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the certificate, is contained in the second table below and each fund prospectus. Current or future expenses may be higher or lower than those shown.

Charge	Lowest	Highest
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.39%	1.81%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2013 (before any waivers or reimbursements).

Investment Management Fees and Other Expenses

Fund Name	Management Fee	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses	Total Annual Fund Operating Expenses
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.55%	0.09%	—	—	0.64%
Invesco V. I. Diversified Dividend Fund (Series I)	0.50%	0.22%	—	0.01%	0.73%[1]
Invesco V. I. Global Health Care Fund (Series I)	0.75%	0.35%	—	0.01%	1.11%[1]
Invesco V. I. Technology Fund (Series I)	0.75%	0.42%	—	—	1.17%
MML Aggressive Allocation Fund (Initial Class)	0.10%	0.09%	—	0.84%[2]	1.03%
MML American Funds® Core Allocation Fund (Service Class I)	0.20%	0.27%	0.25%	0.38%[2]	1.10%
MML American Funds® Growth Fund (Service Class I)[3]	0.48%	0.32%	0.25%	—	1.05%[4]
MML American Funds® International Fund (Service Class I)[5]	0.64%	0.39%	0.25%	—	1.28%[6]
MML Balanced Allocation Fund (Initial Class)	0.10%	0.03%	—	0.69%[2]	0.82%
MML Blend Fund (Initial Class)	0.42%	0.04%	—	—	0.46%
MML Blue Chip Growth Fund (Initial Class)	0.75%	0.04%	—	—	0.79%
MML Conservative Allocation Fund (Initial Class)	0.10%	0.03%	—	0.66%[2]	0.79%
MML Equity Fund (Initial Class)	0.41%	0.03%	—	—	0.44%
MML Equity Income Fund (Initial Class)	0.75%	0.03%	—	—	0.78%
MML Equity Index Fund (Class I)	0.10%	0.34%	—	—	0.44%
MML Focused Equity Fund (Service Class I)	0.75%	0.15%	0.25%	—	1.15%
MML Foreign Fund (Initial Class)	0.89%	0.08%	—	—	0.97%
MML Fundamental Growth Fund (Service Class I)	0.70%	0.16%	0.25%	—	1.11%[7]
MML Fundamental Value Fund (Service Class I)	0.65%	0.14%	0.25%	—	1.04%
MML Global Fund (Class II)	0.60%	0.26%	—	—	0.86%[8]
MML Growth & Income Fund (Initial Class)	0.50%	0.07%	—	—	0.57%
MML Growth Allocation Fund (Initial Class)	0.10%	0.02%	—	0.78%[2]	0.90%
MML High Yield Fund (Service Class I)	0.60%	0.24%	0.25%	—	1.09%[9]
MML Income & Growth Fund (Initial Class)	0.65%	0.05%	—	—	0.70%

Fund Name	Management Fee		Other Expenses		12b-1 Fees		Acquired Fund Fees & Expenses		Total Annual Fund Operating Expenses
MML Inflation-Protected and Income Fund (Initial Class)	0.55%		0.22%		—		—		0.77%
MML International Equity Fund (Service Class I)	0.85%		0.47%		0.25%		—		1.57%	[10]
MML Large Cap Growth Fund (Initial Class)	0.65%		0.05%		—		—		0.70%
MML Managed Bond Fund (Initial Class)	0.39%		0.00%		—		—		0.39%
MML Managed Volatility Fund (Initial Class)	0.75%		0.12%		—		—		0.87%
MML Mid Cap Growth Fund (Initial Class)	0.77%		0.04%		—		—		0.81%
MML Mid Cap Value Fund (Initial Class)	0.84%		0.05%	[11]	—		—		0.89%
MML Moderate Allocation Fund (Initial Class)	0.10%		0.02%		—		0.73%	[2]	0.85%
MML Money Market Fund (Initial Class)	0.47%	[12]	0.04%		—		—		0.51%
MML PIMCO Total Return Fund (Service Class I)	0.50%		0.19%		0.25%		—		0.94%	[13]
MML Short-Duration Bond Fund (Service Class I)	0.40%		0.15%		0.25%		—		0.80%	[14]
MML Small Cap Equity Fund (Initial Class)	0.65%		0.07%		—		—		0.72%
MML Small Cap Growth Equity Fund (Initial Class)	1.03%		0.06%		—		0.03%	[2]	1.12%
MML Small Company Value Fund (Service Class I)	0.85%		0.31%		0.25%		0.03%	[2]	1.44%	[15]
MML Small/Mid Cap Value Fund (Initial Class)	0.75%		0.05%		—		—		0.80%
MML Strategic Emerging Markets Fund (Service Class I)	1.05%		0.51%		0.25%		—		1.81%	[16]
Oppenheimer Capital Appreciation Fund/VA (Non-Service)	0.69%		0.12%		—		—		0.81%	[17]
Oppenheimer Capital Income Fund/VA (Non-Service)[18]	0.74%		0.15%		—		0.01%		0.90%	[19]
Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service)	0.71%		0.13%		—		—		0.84%	[20]
Oppenheimer Diversified Alternatives Fund/VA (Service)	1.08%		0.44%		0.23%		0.02%		1.77%	[21]
Oppenheimer Global Fund/VA (Non-Service)	0.63%		0.14%		—		—		0.77%	[22]
Oppenheimer Global Strategic Income Fund/VA (Non-Service)	0.57%	[23]	0.17%		—		—		0.74%	[24]
Oppenheimer International Growth Fund/VA (Non-Service)	0.95%		0.14%		—		—		1.09%	[25]
Oppenheimer Main Street Fund®/VA (Non-Service)	0.66%		0.12%		—		—		0.78%	[26]
Oppenheimer Money Fund/VA (Non-Service)[27]	0.45%		0.16%		—		—		0.61%	[28]
PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	0.74%		0.08%	[29]	0.25%		0.12%	[30]	1.19%	[31]
VY Clarion Global Real Estate Portfolio (Class S)[32]	0.80%		0.18%		0.25%	[33]	—		1.23%	[34]

1. Invesco Advisers, Inc. (“Invesco”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

2. Acquired Fund fees and expenses represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

3. Reflects the combined expenses of the Master Growth Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.30%. The Master Growth Fund has a management fee of 0.33% and other expenses of 0.02%. For a description of the Master Growth Fund, please see the MML American Funds® Growth Fund's prospectus.

4. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund are currently at the cap.

5. Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of 0.15%, Rule 12b-1 Fees of 0.25% and other expenses of 0.34%. The Master International Fund has a management fee of 0.49% and other expenses of 0.05%. For a description of the Master International Fund, please see the MML American Funds® International Fund's prospectus.

6. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.24%.

7. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.10%.

8. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.80%.

9. MML Advisers has contractually agreed to (i) waive 0.10% of its management fees for the Fund through April 30, 2015, and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund do not reflect this waiver and cap. If this table did reflect the waiver and cap, the Total Annual Fund Operating Expenses would be 0.94%.

10. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.25%. Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

11. Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

12. MML Advisers has agreed to voluntarily waive some or all of its management fees and, if necessary, reimburse some or all of the Fund's Other Expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.

13. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 0.90%.

14. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund are currently at the cap.

15. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.40%.

16. MML Advisers has contractually agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers. The expenses shown for the Fund do not reflect this cap. If this table did reflect the cap, the Total Annual Fund Operating Expenses would be 1.65%.

17. The Manager has contractually agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

18. This fund is unavailable in contracts/certificates issued on or after April 30, 2012.

19. The Manager has contractually agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.67% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

20. The Manager has contractually agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

21. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.45% for Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by OppenheimerFunds, Inc. or its affiliates. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary (The Subsidiary is described in the Fund's prospectus). The waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.

22. The Manager has contractually agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

23. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary (The Subsidiary is described in the Fund's prospectus.). This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund's Board of Trustees.

24. The Manager has voluntarily agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.75% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds.

25. The Manager has contractually agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 1.00% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

26. The Manager has contractually agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.80% for Non-Service Shares. The Manager will also waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

27. This fund is unavailable in contracts/certificates issued on or after January 19, 2008.

28. The manager has voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. The Manager has contractually agreed to limit the Fund's expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles, so that those expenses, as a percentage of daily net assets, will not exceed the annual rate of 0.50%.

29. Other Expenses reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

30. PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

31. Total Annual Portfolio Operating Expenses excluding interest expense are 1.11%. Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense are 0.99%.

32. Formerly known as ING Clarion Global Real Estate Portfolio.

33. Although this fee appears in the 12b-1 fee column of the table, the Fund defines this fee as a “Distribution and/or Shareholder Services (12b-1) Fee.”

34. The Adviser is contractually obligated to limit expenses to 1.15% through May 1, 2015; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In addition, the Adviser is contractually obligated to waive a portion of the management fee through May 1, 2015. Based upon net assets as of December 31, 2013, the management fee waiver for the Portfolio would be (0.01)%. There is no guarantee that the management fee waiver will continue after May 1, 2015. The management fee waiver will only renew if the Adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board.

Examples

These Examples are intended to help you compare the cost of investing in the certificate with the cost of investing in other variable annuity contracts. These costs include participant transaction expenses, certificate fees, separate account annual expenses, and fund fees and expenses. The Examples assume that no loan has been taken.

Examples Using Maximum Expenses

Example I assumes that you withdraw all your certificate value at the end of each year shown.

Example II assumes you do not withdraw any of your certificate value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. (Currently the income phase is not available until 13 months after you purchase your certificate).

Both Example I and Example II assume:

•	that you invest $10,000 in the certificate for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% gross return each year,
•	that the maximum fees and expenses in the “Table of Fees and Expenses” apply, and
•	that you selected one of two sub-accounts 1) the one that invests in the fund with the highest total operating expenses, or 2) the one that invests in the fund with the lowest total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with highest total operating expenses	$1,093	$1,758	$2,342	$3,850	$362	$1,100	$1,859	$3,850
Sub-account with lowest total operating expenses	$962	$1,364	$1,680	$2,496	$220	$678	$1,162	$2,496

Examples Using Current Expenses

Example I assumes that you withdraw all your certificate value at the end of each year shown.

Example II assumes you do not withdraw any of your certificate value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown and we do not deduct a contingent deferred sales charge. (Currently the income phase is not available until 13 months after you purchase your certificate).

Both Example I and Example II assume:

•	that you invest $10,000 in the certificate for the time periods indicated,
•	that you allocate it to a sub-account that has a 5% gross return each year,
•	that the current fees and expenses in the “Table of Fees and Expenses” apply, and
•	that you selected one of two sub-accounts 1) the one that invests in the fund with the highest total operating expenses, or 2) the one that invests in the fund with the lowest total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with highest total operating expenses	$1,035	$1,585	$2,054	$3,275	$299	$915	$1,556	$3,275
Sub-account with lowest total operating expenses	$904	$1,187	$1,375	$1,836	$157	$487	$841	$1,836

The examples using current expenses do not reflect an annual certificate maintenance charge. The examples using maximum expenses reflect the annual certificate maintenance charge of $60 as an annual charge of 0.31%.

The examples do not reflect any premium taxes. However, premium taxes may apply.

The examples should not be considered a representation of past or future expenses.

There is an accumulation unit value history in “Appendix A – Condensed Financial Information.”

There is information concerning compensation payments we make to sales representatives in connection with the sale of the certificates in “Other Information – Distribution.”

The Company

In this prospectus, “we,” “us,” “our” and “the Company” refer to Massachusetts Mutual Life Insurance Company (MassMutual). MassMutual is a diversified financial services company providing life insurance, disability income insurance, long-term care insurance, annuities and retirement products to individual and institutional customers. MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

Ownership

Contract Owner

The contract owner is the person or non-natural person who maintains the ownership rights stated in the contract that are not delegated to the participants. The owner of the contract is usually an employer, trustee or other sponsor of a group that is comprised of participants. If the contract is purchased as part of an employee benefit plan, the plan may govern which ownership rights are maintained by the contract owner and which are delegated to participants.

Participant

In this prospectus, “you” and “your” refer to the participant. The participant is named at time of application. The participant must be an individual. We will not issue a certificate to you if you have passed age 85 as of the date we proposed to issue the certificate. The maximum issue age for the certificate and certain of its riders may be reduced in connection with the offer of the certificate through certain broker-dealers. You should discuss this with your registered representative.

As the participant, you exercise all rights under the certificate. The participant names the beneficiary.

If you purchased the certificate as a tax-qualified certificate, your rights in the certificate may be subject to restrictions under the plan documents.

Certificates under qualified plans, including section 457 deferred compensation plans, generally must be held by the plan sponsor or plan trustee. Except for TSAs and IRAs, an individual cannot be the participant under a certificate held to fund a qualified plan. Therefore, the individuals covered by the qualified plan have no ownership rights.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a certificate to you if the proposed annuitant has passed age 85 as of the date we proposed to issue the certificate. In order for the certificate to qualify as a tax-sheltered annuity or an individual retirement annuity, you must be named as participant and annuitant. We will use the age of the annuitant to determine all applicable benefits under a certificate owned by a non-natural person.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. You may change the beneficiary at any time before you die. To change the irrevocable beneficiary, we must receive written authorization on our form in good order at our Service Center from the irrevocable beneficiary.

If you are married and your certificate is issued under an ERISA plan, your ability to name a primary beneficiary other than your spouse is restricted.

Age

How We Determine Age of Annuitant, Participant and Beneficiary

In this prospectus the term “age,” except when discussed in regards to specific tax provisions, is defined as “insurance age,” which is a person’s age on his/her birthday nearest the date for which the age is being determined. This means we calculate your age based on your nearest birthday, which could be either your last birthday or your next. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months.

Purchasing a Certificate

Purchase Payments

The minimum amount we accept for an initial purchase payment is:

•	$200 by the first certificate anniversary date, for a certificate purchased with salary reduction payments; or

•	$2,000 for a certificate purchased through a direct asset transfer from another financial institution or one of our affiliates or through non-salary reduction payments.

Additional purchase payments may be made to this certificate. However, additional purchase payments of less than $25 are subject to our approval.

For certificates issued on or after May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is $1.5 million.

For certificates issued prior to May 1, 2010, the maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the certificate. The maximum amount is:

•	$1.5 million up to age 75; or

•	$500,000 if older than age 75 or if the participant is a non-natural person.

Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

You may give your complete application to your registered representative. Purchase payments may be made:

•	by mailing a check, that clearly indicates your name and certificate number, to our lockbox:

First Class Mail

MassMutual Artistry NY

Annuity Payment Services

Mass Mutual P.O. Box 74908

Chicago, IL 60675-4908

Overnight Mail

MassMutual Artistry NY

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	by instructing your bank to wire transfer funds to:

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account #323956297

Ref: Annuity Certificate #

Name: (Your Name)

You may also send purchase payments to our Service Center. We have the right to reject any application or purchase payment.

Delay of Application.  Our receipt of your application may be delayed due to circumstances outside of our control (for example, delays due to failure of the selling broker-dealer or sales agent to forward the application to us promptly or due to delays in determining whether the certificate is suitable for you). Any such delays will affect when we can issue your certificate and when your initial purchase payment will be allocated among your investment choices.

Allocation of Purchase Payments

When you purchase your certificate, we will apply your purchase payment among the investment choices according to the allocation instructions you provide. If you make additional purchase payments and do not provide new allocation instructions, we will apply each according to the allocation instructions we have on record. Unless we are instructed otherwise, we will apply purchase payments made by your employer in accordance with your purchase payment allocation instructions in effect at the time we receive your employer’s purchase payment.

Currently, there is no limit to the number of investment choices that you may invest in at any one time. However, we reserve the right to limit the number of investment choices that you may invest in to a maximum of 18 investment choices (including the fixed account) at any one time in the event administrative burdens require such a limitation.

Once we receive your initial purchase payment and the necessary information at our Service Center or lockbox, we will issue your certificate and apply your initial purchase payment within 2 business days. If you do not give us all of the information we need, we will notify you. When we receive all of the necessary information, we will then apply your initial purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we receive all of the necessary information.

If additional purchase payments are made to your certificate, we will credit these amounts to your certificate on the business day we receive them and all necessary information in good order at our Service Center or lockbox. If we receive your purchase payment at our Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your certificate effective the next business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A “financed purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest. You should be aware that the person selling you the new policy or contract will generally earn a commission if you buy the new policy or contract through a replacement. Remember that if you replace a policy or contract with another policy or contract, you might have to pay a surrender charge on the replaced policy or contract, and there may be a new surrender charge period for the new policy or contract. In addition, other charges may be higher (or lower) and the benefits may be different.

If you purchase the contract described in this prospectus in exchange for an existing policy or contract from another company, we may not receive your initial purchase payment from the other company for a substantial period of time after we receive your signed application.

You should also note that once you have replaced your variable life insurance policy or annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable life insurance policy or annuity contract during your “free look” period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered policy or contract if the owner chooses to reject their new variable life insurance policy or annuity contract during the “free look” period.

Right to Cancel Your Certificate

You have a right to examine your certificate. If you change your mind about owning your certificate, you can cancel it within 10 calendar days after receiving it. When you cancel the certificate within this time period, we will not assess a contingent deferred sales charge. You will receive your certificate value as of the business day we receive your certificate and your written request in good order at our Service Center, and your certificate will be terminated.

Investment Choices

Choose Investment Choices Appropriate for You.  When electing among your available investment choices consider your circumstances, investment goals, financial situation and risk tolerance. After you elect investment choices for your initial purchase payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate. Through the certificate we offer a number of investment choices, but we do not recommend or endorse any particular investment choice and we do not provide investment advice. Because investment risk is borne by you, carefully consider your investment choice elections.

Understand the Risks Associated with Your Investment Choices.  If your certificate value is allocated to a fund, your certificate value will be influenced by the investment performance of that fund. You will want to read the fund prospectus, especially the section discussing the risks of investing in the fund. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable.

Be Informed.  Read this prospectus. Also review information about the funds: the fund prospectus, statement of additional information, annual report and semiannual report.

The Separate Account

We established Massachusetts Mutual Variable Annuity Separate Account 4 (the separate account) as a separate account under Massachusetts law on July 9, 1997. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The separate account holds the assets that underlie the certificates, except those assets allocated to our general account. We keep the separate account assets separate from the assets of our general account and other separate accounts. The separate account is divided into sub-accounts, each of which invests exclusively in a single investment choice.

We own the assets of the separate account. We credit gains to, or charge losses against, the separate account, whether or not realized, without regard to the performance of other investment accounts. The separate account’s assets may not be used to pay any of our liabilities other than those arising from the certificates. If the separate account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the separate account are not our generalized obligations and will be satisfied solely by the assets of the separate account.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the separate account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the separate account.

Addition, Removal, Closure or Substitution of Funds

We have the right to change the funds offered through the certificate, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain certificate owners. Examples of possible changes include: adding new funds or fund classes; removing existing funds or fund classes; closing existing funds or fund classes; or substituting a fund with a different fund. New or substitute funds may have different fees and expenses. We will not add, remove, close or substitute any shares attributable to your interest in a sub-account of the separate account without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of certificates to which your certificate belongs.

The Funds

The certificate offers the following funds. We may add, remove, close or substitute funds.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Asset Allocation
	MML Aggressive Allocation Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML American Funds® Core Allocation Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Balanced Allocation Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Conservative Allocation Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Growth Allocation Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Moderate Allocation Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
Money Market
	MML Money Market Fund (Initial Class) [1]	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	Oppenheimer Money Fund/VA (Non-Service) *, [2]	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Fixed Income
	MML High Yield Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Inflation-Protected and Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML Managed Bond Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	MML PIMCO Total Return Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Pacific Investment Management Company LLC
	MML Short-Duration Bond Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	Oppenheimer Global Strategic Income Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Balanced
	MML Blend Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Babson Capital Management LLC
	Oppenheimer Capital Income Fund/VA (Non-Service) **	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Large Cap Value
	MML Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: OppenheimerFunds, Inc. and Loomis, Sayles & Company, L.P.
	MML Equity Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company, LLP
	MML Income & Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC
Large Cap Blend
	Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.
	Invesco V.I. Diversified Dividend Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	MML Equity Index Fund (Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Northern Trust Investments, Inc.
	MML Focused Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Growth & Income Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	Oppenheimer Main Street Fund®/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Large Cap Growth
	MML American Funds® Growth Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Blue Chip Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Fundamental Growth Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company, LLP
	MML Large Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Rainier Investment Management, LLC
	Oppenheimer Capital Appreciation Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Small/Mid Cap Value
	MML Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.
	MML Small Company Value Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small/Mid Cap Value Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.
Small/Mid Cap Blend
	MML Small Cap Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
Small/Mid Cap Growth
	MML Mid Cap Growth Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.
	MML Small Cap Growth Equity Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Advisers: Waddell & Reed Investment Management Company and Wellington Management Company, LLP
	Oppenheimer Discovery Mid Cap Growth Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
International/Global
	MML American Funds® International Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A
	MML Foreign Fund (Initial Class) [3]	Adviser: MML Investment Advisers, LLC Sub-Adviser: Templeton Investment Counsel, LLC
	MML Global Fund (Class II)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company
	MML International Equity Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Harris Associates L.P.
	MML Strategic Emerging Markets Fund (Service Class I)	Adviser: MML Investment Advisers, LLC Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer Global Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
	Oppenheimer International Growth Fund/VA (Non-Service)	Adviser: OFI Global Asset Management, Inc. Sub-Adviser: OppenheimerFunds, Inc.
Specialty
	Invesco V.I. Global Health Care Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A
	Invesco V.I. Technology Fund (Series I)	Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A

Fund Type	Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser
Specialty (continued)
	MML Managed Volatility Fund (Initial Class)	Adviser: MML Investment Advisers, LLC Sub-Adviser: Gateway Investment Advisers, LLC
	Oppenheimer Diversified Alternatives Fund/VA (Service)	Adviser: OFI Global Asset Management, Inc. Sub-Advisers: OppenheimerFunds, Inc. / Cornerstone Real Estate Advisers LLC / OFI SteelPath, Inc.
	PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)	Adviser: Pacific Investment Management Company LLC Sub-Adviser: N/A
	VY Clarion Global Real Estate Portfolio (Class S) [4]	Adviser: Voya Investments, LLC Sub-Adviser: CBRE Clarion Securities LLC

*	Unavailable in certificates issued on or after January 19, 2008.
**	Unavailable in certificates issued on or after April 30, 2012.
1	An investment in the MML Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the sub-account that invests in this Fund could be negative.
2	An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the sub-account that invests in this Fund could be negative.
3	Effective April 28, 2014, MML China Fund merged into MML Foreign Fund.
4	Formerly known as ING Clarion Global Real Estate Portfolio.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current fund prospectuses and/or current summary fund prospectuses to you. You may also contact our Service Center to request current fund prospectuses and summary fund prospectuses. Summary fund prospectuses for certain funds may be unavailable. You should read the information contained in the fund prospectuses before investing.

Asset Allocation Funds

The following asset allocation funds are also referred to as funds-of-funds. They are known as funds-of-funds because they invest in other underlying funds. A Fund offered in a fund-of-funds structure may have higher expenses than a direct investment in the underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. You should read the MML Series Investment Fund prospectus for more information about these funds-of-funds.

•	MML Aggressive Allocation Fund

•	MML American Funds Core Allocation Fund

•	MML Balanced Allocation Fund

•	MML Conservative Allocation Fund

•	MML Growth Allocation Fund

•	MML Moderate Allocation Fund

Feeder Funds

The MML American Funds Growth Fund and MML American Funds International Fund are known as “feeder” funds as they do not buy investment securities directly, but instead invest in shares of a corresponding American Funds “master” fund, which in turn purchases investment securities. A fund offered in a master-feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the MML Series Investment Fund prospectus for information about these “feeder” funds.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Advisers and Sub-Advisers.  We and certain of our insurance affiliates receive compensation from the advisers and sub-advisers to some of the funds. We may use this compensation for any corporate purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the certificate and, providing services, on behalf of the funds, in our role as intermediary to the funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that fund that are attributable to the variable annuity and variable life insurance products issued by us and our affiliates that offer the particular fund (MassMutual’s variable contracts). These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some do not pay us any such compensation.

The compensation is not reflected in the expenses that are disclosed for the funds in “Table of Fees and Expenses – Annual Fund Operating Expenses” because this compensation is not paid directly out of the funds’ assets. However, these payments may be derived, in whole or in part, from the advisory fee deducted from fund assets. Participants, through their indirect investment in the funds, bear the costs of these advisory fees (see the funds’ prospectuses for more information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain funds so that the adviser and sub-adviser can participate in sales meetings conducted by MassMutual. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their funds. For a list of the funds whose advisers and sub-advisers currently pay such compensation, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

Compensation We Receive from Funds.  We and certain of our affiliates also receive compensation from certain funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. This compensation is paid out of the fund’s assets and may be as much as 0.25% of the average net assets of an underlying fund which are attributable to MassMutual’s variable contracts. This compensation is specified as 12b-1 fees in the Table of Fees and Expenses – Annual Fund Operating Expenses. An investment in a fund with a 12b-1 fee will increase the cost of your investment in this certificate.

Compensation and Fund Selection.  When selecting the funds that will be available with MassMutual’s variable contracts we consider each fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant and we may profit from this compensation. Additionally, we offer certain funds through the contract at least in part because they are managed by us or an affiliate.

The Fixed Account

We offer one fixed account, as an investment option.

Purchase payments allocated to the fixed account and transfers to the fixed account become part of our general account which supports insurance and annuity obligations. The general account has not been registered under the Securities Act of 1933 (1933 Act) nor is the general account registered under the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the fixed account or the general account. Disclosures regarding the fixed account or the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. For more information about our general account see “Other Information – Our Ability to Make Payments Under the Contract.”

You may allocate purchase payments to the fixed account. You can also make transfers of your certificate value into the fixed account. You do not participate in the investment performance of the assets in the fixed account. Instead, we credit your certificate with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your certificate. We reserve the right to change the guaranteed minimum interest rate for newly issued certificates, subject to applicable state law.

Certificate Value

Your certificate value is the sum of your value in the separate account and the fixed account.

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your certificate value in the separate account, we use a unit of measure called an accumulation unit. During the income phase of your certificate we call the unit an annuity unit.

Accumulation Units.  Every business day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the underlying fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your certificate with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of the accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your certificate accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your certificate value.

Example.  On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the MML Equity Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MML Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your certificate on Monday night with 359.71 accumulation units for the MML Equity Fund.

Business Days & Non-Business Days

Our business day closes when the New York Stock Exchange business day closes. The New York Stock Exchange business day usually closes at 4:00 p.m. Eastern time. Our non-business days are those days when the New York Stock Exchange is closed.

Transfers and Transfer Programs

General Overview

We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus.

You can transfer all or part of your certificate value. You can make transfers by telephone or by other means we authorize. To make transfers other than by telephone you must submit a written request. We will use reasonable procedures to confirm that instructions given to us are genuine. We may tape record all telephone instructions.

Your transfer is effective on the business day we receive your request in good order at our Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request in good order at our Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

You may transfer all or part of your assets in a fund or the fixed account. You can make a transfer to or from the fixed account and to or from any fund.

Currently, you can transfer certificate value during the accumulation phase without charge. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the certificate. We also reserve the right to limit the number of transfers that you can make as provided by the certificate.

The following rules apply to any transfer during the accumulation phase:

1)	Currently, the minimum amount which you can transfer is:

•	$100; or

•	the entire value in a fund, if less.

We reserve the right to impose a minimum transfer requirement of $500. Currently, we do not require that a minimum amount remain in the fund after a transfer. However, we reserve the right to require that $500 remain in the fund after a transfer unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Automatic Rebalancing Program.

2)	You must clearly indicate the amount and investment choices from and to which you wish to transfer.

3)	If your certificate value in the fixed account is $500 or less at the time of your transfer, then you may transfer the entire amount out of the fixed account, less the amount of any outstanding certificate loan.

If your certificate value in the fixed account is more than $500, then during any certificate year we limit transfers out of the fixed account to 30% of your certificate value in the fixed account as of the end of the previous certificate year. However, if you transfer 30% of your certificate value in the fixed account for three consecutive certificate years, your transfer in the fourth consecutive certificate year may be for the entire amount in the fixed account, provided that you have not applied payments or transferred certificate value into the fixed account from the time the first annual transfer was made. For purposes of this restriction, your certificate value in the fixed account does not include the amount of any outstanding loan. You may not transfer certificate value out of the loaned portion of the fixed account. We measure a certificate year from the anniversary of the day we issued your certificate. Transfers out of the fixed account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payment are transferred; and so on.

4)	We consider The Fixed Account and a money market fund to be “competing accounts.” Transfers between competing accounts are not allowed. For a period of ninety days following a transfer out of a competing account, no transfers may be made into the other competing account. In addition, for a period of ninety days following a transfer into a competing account, no transfers may be made out of the other competing account.

Limits on Frequent Trading and Market Timing Activity

This certificate and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all participants and beneficiaries under the certificate, including long-term participants who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers of certificate value among the funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this certificate.

We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by participants (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of funds among the sub-accounts of the separate account, there can be no assurance that we will be able to identify and curtail every instance of trading of those who trade frequently or those who employ a market timing strategy or those who act as intermediaries on behalf of such persons. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

In addition, some of the funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the funds may reflect lower performance and higher expenses across all certificates as a result of undetected abusive trading practices.

If we, or the investment adviser to any of the funds available with this certificate, determine that a participant’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will not allow the participant to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any fund transfer request if the investment in the fund is not accepted for any reason.

The funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the funds describe the funds’ frequent trading and market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual participants, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific participants who violate the frequent trading or market timing policies established by the fund.

Participants and other persons with interests in the certificates should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require that we restrict or prohibit further purchases or transfers as requested by a fund on all certificates owned by a participant whose trading activity under one variable certificate has violated a fund’s frequent trading or market timing policy. If a fund believes that an omnibus order reflects one or more transfer requests from participants engaged in frequent trading or market timing activity, the fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only.

Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from a participant or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a certificate year; and

•	require the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will apply any restrictive action we take uniformly to all participants we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity.

We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all participants.

Transfers During the Income Phase

You may make 6 transfers between the funds each calendar year. We do not currently deduct a transfer fee, however, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as per the certificate.

You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a certificate year. The minimum amount which you can transfer is $500 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $500 unless you have transferred the entire value.

Transfer Programs

For detailed rules and restrictions pertaining to these programs and instructions for electing a program contact our Service Center.

Overview.  We currently offer the following transfer programs:

1)	Dollar Cost Averaging Program;

2)	Automatic Rebalancing Program; and

3)	Interest Sweep Option.

•	These programs are only available during the accumulation phase of your certificate.

•	You may only participate in one of these programs at any one time.

•	Transfers made through a transfer program are not subject to transfer fees and do not count towards any free transfers you may be permitted each year.

•	We do not charge you for participation in these programs, though we reserve the right to charge for the programs in the future.

Dollar Cost Averaging Program.  This program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the program through periods of fluctuating price levels.

Your Dollar Cost Averaging Program will terminate:

•	if you withdraw the total certificate value;

•	upon payment of the death benefit;

•	if the last transfer you selected has been made;

•	if there is insufficient certificate value in the source fund to make the transfer; or

•	if we receive from you, in good order, a written request or request over the telephone to terminate the program at our Service Center at least 5 business days prior to the next transfer date.

Automatic Rebalancing Program.  Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your certificate value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Certificate value allocated to the fixed account cannot participate in the Automatic Rebalancing Program.

This program will terminate:

•	if you withdraw the total certificate value;

•	upon payment of the death benefit;

•	if you request that we end the program (in writing or by telephone); or

•	if we receive any unscheduled transfer request.

Interest Sweep Option.  Under this program, we will automatically transfer earnings from your certificate value in the fixed account to any one fund or combination of funds that you select. By allocating these earnings to the funds, you can pursue further growth in the value of your certificate through more aggressive investments. However, the Interest Sweep Option does not assure profit and does not protect against loss in declining markets.

This program will terminate:

•	if, as the result of a withdrawal, you no longer have certificate value in the non-loaned portion of the fixed account;

•	if, at time of transfer, no interest is available for transfer (for example, if the interest earned is required to cover certificate related charges or has been part of a partial withdrawal);

•	upon payment of the death benefit; or

•	if we receive your written request or request over the telephone to terminate the program at least 5 business days prior to the next scheduled transfer date.

Withdrawals

Your ability to take a withdrawal may be restricted by certain provisions of the Internal Revenue Code. Furthermore, if your certificate is issued under a qualified plan, your ability to take a withdrawal may be restricted by your plan documents. Income taxes, tax penalties, a contingent deferred sales charge and certain restrictions may apply to any withdrawal you make.

During the accumulation phase you may make either partial or total withdrawals of your certificate value.

When a partial withdrawal is made from a certificate, we reflect the withdrawal as a reduction to the value of the certificate’s death benefit. We describe this reduction in the “Death Benefit” section. If we reflect the reduction as a percentage of certificate value withdrawn, the reduction will be greater when the value of your certificate investment choices is lower due to market performance or other variables. If you withdraw your full certificate value, the certificate terminates and does not provide a death benefit.

We will take any partial withdrawal proportionally from your certificate value in the funds and the non-loaned portion of the fixed account. When making a partial withdrawal, you must withdraw at least $100 or the entire value in a fund or the non-loaned portion of the fixed account, if less. We require that after you make a partial withdrawal you keep at least $600 in your certificate unless your withdrawal is a minimum required distribution. We have reserved the right to treat a request for a partial withdrawal that would result in certificate value of less than $600 as a request for a total withdrawal of certificate value. Partial withdrawals may be subject to a contingent deferred sales charge.

When you make a total withdrawal you will receive the value of your certificate:

•	less any contingent deferred sales charge, if applicable;

•	less any applicable premium tax;

•	less the amount attributable to any outstanding loan, if any, and

•	less any purchase payments we credited to your certificate that have not cleared the bank, until they clear the bank.

Requests in Writing.  To request a withdrawal in writing, submit in good order to our Service Center, our partial surrender or surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Other Means.  You may request certain partial and full withdrawals by other means such as telephone, facsimile or internet. Contact our Service Center for details.

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, in good order, at our Service Center: a) our partial surrender or surrender form; and b) if applicable, a “letter of acceptance.” If we receive this item(s) at our Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone, facsimile or internet requests, your withdrawal is effective on the business day we receive your communication in good order. For communications received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments. See “Other Information – Suspension of Payments or Transfers.”

Partial Withdrawals Used to Pay Investment Advisory Fees.  Some participants have their assets managed by one or more investment advisers. The investment advisers may assess a fee for their services. Their fees are specified in the respective account agreements and are separate from and in addition to the certificate fees and expenses described in this prospectus. Some participants authorize their investment advisers to take one or more partial withdrawals from the certificate in order to collect advisory or investment management fees. Withdrawals taken from this certificate to pay such fees may be subject to a contingent deferred sales charge, income tax and/or tax penalties. We encourage you to determine whether engaging in this activity is appropriate for you.

Systematic Withdrawal Program.  For detailed rules and restrictions pertaining to this program and instructions for electing the program contact our Service Center.

The Systematic Withdrawal Program (SWP) allows you to set up automatic periodic withdrawals from your certificate value. We do not charge you for participation in the SWP, but we reserve the right to charge in the future. We will take any withdrawal under this program proportionally from your certificate value in your selected investment choices.

Your SWP will end:

•	if you withdraw your total certificate value;

•	if the next systematic withdrawal will lower your certificate value below the minimum certificate value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•	if we receive, in good order, a notification of the participant’s death;

•	if we process the last withdrawal you selected;

•	if your value in a selected fund or the fixed account is insufficient to complete the withdrawal;

•	if you begin receiving annuity payments; or

•	if you give us a written request or request over the telephone to terminate your program any time before or on the next withdrawal date.

Right to Take Loans

In some states, if your certificate is a tax-sheltered annuity, you may be able to take a loan under your certificate. All such loans must conform to the requirements of the Internal Revenue Code and your specific plan. You must request a loan by mailing or faxing all required forms in good order to our Service Center. Loan proceeds generally are mailed within ten business days of the loan being approved.

You are required to repay your loan according to the loan repayment schedule you elect when you request a loan. Loan repayments (including interest due) must be sent to our Service Center and are credited as of the business day received. Loan repayments are due quarterly; however, you may make additional repayments. The first repayment will be due three months after the loan was issued. Any repayment will be applied first to the interest accrued to the date your repayment is received, and then to the loan principal. Loan repayments made in addition to regularly scheduled quarterly repayments will be applied to loan principal only and will not change the due dates or amounts of subsequent quarterly payments, but will shorten the term of the loan.

If you request a loan, we will deduct your requested loan amount from your investment choice(s) in proportion to the non-loaned value of each on the date of your loan request. As long as your loan is outstanding, a portion of your certificate value equal to the loan amount is held in the loaned portion of the fixed account. On each certificate anniversary while a loan is outstanding, an amount of certificate value equal to any due and unpaid loan interest is also transferred to the loaned portion of the fixed account. Upon each loan repayment, we will transfer value equal to the repayment amount from the loaned portion of the fixed account to your investment choice(s) based upon your current purchase payment allocation.

We charge interest daily on any outstanding loan at an effective annual interest rate. Interest is due and payable quarterly (based on the date the loan was taken). We also credit interest on the loan amount held in the loaned portion of the fixed account. The difference between the rate of interest we charge on the loan amount and the rate we credit on the loan amount is the net cost of the loan, which will not exceed 4%.

If a required loan repayment is not paid in full within 90 days after its due date, the total existing loan balance will be determined to be in default. If you default, the outstanding debt will be considered a taxable distribution and we will do appropriate tax reporting. We will withdraw sufficient certificate value to repay the debt to the extent such withdrawals are not restricted under the Internal Revenue Code. If we cannot make such withdrawals because they are restricted under the Internal Revenue Code, the loan will remain outstanding and continue to accrue interest until it is satisfied.

If you own a certificate with an outstanding loan and are taking an eligible distribution of your entire certificate value, we will deduct any outstanding certificate debt from the amount you withdraw. If you make a partial withdrawal, the certificate value remaining after the withdrawal must not be less than:

•	the amount of any loan outstanding; plus

•	interest on the loan for 12 months based on the loan interest rate then in effect; plus

•	any contingent deferred sales charge that would apply to such an amount otherwise withdrawn.

Amounts held in the fixed account equal to the amount of any outstanding loan are not available for withdrawal or transfer. If you do not repay the loan, we will deduct the loan amount from your withdrawal or death benefit.

You may not begin receiving annuity payments if you have an outstanding loan balance.

The maximum number of loans we permit you to take at any one time is three. However, you may not take more than two loans in any calendar year.

Currently, we do not deduct a charge from your certificate if you take a loan under your certificate. However, we reserve the right to deduct a charge not to exceed $35 from your certificate value as a loan origination fee should it become necessary for us to seek reimbursement for expenses related to the administration of certificate loans.

A loan, whether or not repaid, may have a permanent effect on the death benefit and certificate value because the investment results of the funds and current interest rates credited to the non-loaned portion of the fixed account do not apply to amounts held in the loaned portion of the fixed account. Depending on the investment results of the funds or credited interest rates for the non-loaned portion of the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

Expenses

This section describes the charges and deductions we make under the certificate to compensate us for the services and benefits we provide, costs and expenses we incur and risks we assume. We may profit from the charges deducted and we may use any such profits for any purpose, including payment of distribution expenses. These charges and deductions reduce the return on your investment in the certificate. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the administrative charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.03% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the certificate.

We may increase this charge at any time while you own the certificate, but the charge will never exceed 1.25%.

If the current mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If this is the case, we may raise the mortality and expense risk charge in order to restore profitability. In no case will we raise the charge above the guaranteed amount. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the certificate.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge to reimburse us for all the expenses associated with the administration of the certificate and the separate account. Some of these expenses are: preparation of the certificate, confirmations, annual reports and statements, maintenance of certificate records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We may increase this charge at any time while you own the certificate, but the charge will never exceed 0.25%.

Annual Certificate Maintenance Charge

Currently, we do not deduct an annual certificate maintenance charge from your certificate. However, we reserve the right to deduct an amount not to exceed $60 from your certificate at the end of each certificate year as an annual maintenance certificate charge should it become necessary for us to seek reimbursement for expenses relating to the issuance and maintenance of the certificate.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on any amount you withdraw that exceeds the free withdrawal amount. Additionally, we may assess a contingent deferred sales charge on amounts applied to Annuity Option E or F. We use this charge to cover certain expenses relating to the sale of the certificate.

If you withdraw:

•	from more than one investment choice, we will deduct the contingent deferred sales charge proportionately from the amounts remaining in the investment choice(s) you selected.

•	the total value from an investment choice, we will deduct the contingent deferred sales charge proportionately from amounts remaining in the investment choices that still have value.

•	your entire certificate value, we will deduct the contingent deferred sales charge from the certificate value. You will receive a check for the net amount.

The amount of the charge depends on: 1) the amount you withdraw or apply to Annuity Option E or F; and 2) the length of time between when we issued your certificate and when you make a withdrawal or apply your certificate value to Annuity Option E or F. The contingent deferred sales charge is assessed as follows:

Certificate Year of Withdrawal or Annuity Date*	Charge
1st Year	8%
2nd Year	8%
3rd Year	7%
4th Year	6%
5th Year	5%
6th Year	4%
7th Year	3%
8th Year	2%
9th Year	1%
10th Year and thereafter	0%

* See Annuity Options E and F in “Income Phase – Annuity Options.”

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances:

•	Upon payment of the death benefit.

•	Upon payment of a minimum required distribution attributable to this certificate that exceeds the free withdrawal amount.

•	If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including individual retirement annuities. We look to the Internal Revenue Code for the definition and description of excess contributions.

•	When you apply your certificate value to an annuity option (except as described under Annuity Options E and F).

•	If certificate value has been applied to an annuity option providing guaranteed payments and upon the annuitant’s death there are remaining guaranteed payments withdrawn by the beneficiary.

•	When the certificate is exchanged for another variable annuity contract issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such an exchange. A contingent deferred sales charge may apply to the contract received in the exchange. A reduced contingent deferred sales charge schedule may apply under this certificate if another variable annuity contract issued by us or one of our affiliated insurance companies is exchanged for this certificate. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Service Center.

•	If you are 59 1⁄2 or older, and you apply your entire certificate value:

-	to purchase a single premium immediate life annuity issued by us or one of our affiliates; or

-	to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

Free Withdrawals

In your first certificate year, you may withdraw, without incurring a contingent deferred sales charge, up to 10% of your certificate value as of the beginning of the certificate year reduced by any free withdrawal amount previously taken during the certificate year. Beginning in your second certificate year, you may withdraw up to 10% of your certificate value as of the end of the previous certificate year reduced by any free withdrawal amount previously taken during the certificate year. You may take the 10% in multiple withdrawals each certificate year.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your certificate value for them. Some of these taxes are due when your certificate is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

Currently, you can make an unlimited number of transfers every calendar year during the accumulation phase without charge. During the income phase, we allow 6 transfers and they currently are not subject to a transfer fee. However, we reserve the right to deduct a transfer fee of $20 per transfer or, if less, 2% of the amount transferred for each transfer allowed in a calendar year as provided by the certificate.

Income Taxes

We will deduct from the certificate any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The separate account purchases shares of the funds at net asset value. The net asset value of each fund reflects expenses already deducted from the assets of the fund. Such expenses include investment management fees and other expenses and may include acquired fund fees and expenses. For some funds, expenses may also include 12b-1 fees to cover distribution and/or certain service expenses. When you elect a fund as an investment choice, that fund’s expenses will increase the cost of your investment in the certificate. See each fund’s prospectus for more information regarding these expenses.

The Income Phase

Overview.  If you want to receive regular income from your annuity, you can elect to apply your certificate value so that you can receive fixed and/or variable annuity payments under one of the annuity options described in this section. We may base annuity payments on the age and sex of the annuitant(s) under all options except Annuity Option E. We may require proof of age and sex before annuity payments begin.

If your certificate value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.

Annuity Payment Start Date.  You can choose the month and year in which annuity payments begin. We call that date the annuity date. According to your certificate, your annuity date cannot be earlier than 5 years after you buy the certificate. However, we currently allow you to select an annuity date that is at least 13 months after you purchase your certificate. You may choose your annuity date when you purchase your certificate. After you purchase your certificate you can request an earlier annuity date by notifying us in writing at least 30 days before the annuity date. You can request that we delay your annuity date by notifying us in writing or by telephone any time before or on the annuity date.

Annuity payments must begin by the earlier of:

1)	the 90th birthday of the annuitant; or

2)	the latest date permitted under state law.

Upon written request we will defer the annuity date up to the 100th birthday.

Electing an Annuity Option.   On the annuity date, we must have written instructions in good order at our Service Center regarding your annuity option choice including whether you want fixed and/or variable payments.

If on the annuity date we do not have your instructions, we will assume you elected Option B with 10 years of payments guaranteed. We will use certificate value in the funds to provide a variable portion of each annuity payment and certificate value in the fixed account, if any, to provide a fixed portion of each annuity payment. If your certificate was issued in conjunction with an ERISA plan, we may default you to a different annuity option in order to comply with ERISA requirements.

Required Minimum Distributions for Tax-Qualified Certificates.  In order to avoid adverse tax consequences, you should begin to take distributions from your certificate no later than the beginning date required by the Internal Revenue Service. These distributions can be withdrawals or annuity payments. The distributions should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the required minimum distribution rules of Internal Revenue Code Section 401(a)(9). If your certificate is an individual retirement annuity, the required beginning date should be no later than April 1 of the calendar year after you reach age 70 1⁄2. For qualified plans and tax-sheltered annuities, that date is no later than April 1 of the calendar year following the later of: the year you reach age 70 1⁄2 or the year in which you retire. The option of deferring to retirement is not available if you are a 5% or greater owner of the employer sponsoring your qualified plan.

Fixed Annuity Payments.  If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following:

•	the value of your certificate on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your certificate;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Options E and F only); and

•	the deduction of premium taxes, if applicable.

If the single premium immediate annuity rates offered by MassMutual on the annuity date are more favorable than the minimum guaranteed rates listed in your certificate, those rates will be used.

Variable Annuity Payments.  If you choose variable payments, the payment amount will vary with the investment performance of the funds you elect. The first payment amount will depend on the following:

•	the value of your certificate on the annuity date;

•	the annuity option you elect;

•	the age and sex of the annuitant or joint annuitants, if applicable;

•	the minimum guaranteed payout rates associated with your certificate;

•	an assumed investment rate (AIR) of 4% per year;

•	the deduction of a contingent deferred sales charge (may be deducted under Annuity Options E and F only); and

•	the deduction of premium taxes, if applicable.

Future variable payments will depend on the performance of the funds you elected. If the actual performance on an annualized basis exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% annualized plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Values.  In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. The value of your annuity units will fluctuate to reflect the investment performance of the funds you elected. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change unless you make a transfer; make a withdrawal as permitted under certain annuity options; or you elect an annuity option with reduced payments to the survivor and those payments to the survivor commence. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options.  The available annuity options are listed in this section in the Annuity Options table. We may consent to other plans of payment in addition to those listed. After annuity payments begin, you cannot change the annuity option, the frequency of annuity payments, or make withdrawals, except as described under Annuity Options E and F.

Limitations on Annuity Options.  If you purchased the certificate as a tax-qualified certificate, the Internal Revenue Code may impose restrictions on which annuity option you may elect. Furthermore, if your certificate is issued under an ERISA plan, and you are married when your certificate enters the income phase, your ability to elect certain annuity options may be limited and/or require spousal consent.

Annuity Options

We may consent to other plans of payment in addition to those listed, including a Joint and Last Survivor Annuity with Period Certain.

Lifetime Contingent Options
Annuity Option A – Life Income (variable and/or fixed payments)	Number of Annuitants: one Length of Payment Period: For as long as the annuitant lives. Annuity Payments After Death: None. All payments end upon the annuitant’s death.
Annuity Option B – Life Income with Period Certain (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a guaranteed period of either 5, 10 or 20 years or as long as the annuitant lives, whichever is longer.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments.

Annuity Option C – Joint and Last Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  100% of the payment will continue to the surviving annuitant. No payments will continue after the death of both annuitants.

Annuity Option D – Joint and 2⁄3 Survivor Annuity (variable and/or fixed payments)

Number of Annuitants:  two

Length of Payment Period:  For as long as either annuitant lives.

Annuity Payments After Death:  Payments will continue during the lifetime of the surviving annuitant and will be computed on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. No payments will continue after the death of both annuitants.

Non-Lifetime Contingent Options
Annuity Option E – Period Certain Annuity (variable and/or fixed payments)

Number of Annuitants:  one

Length of Payment Period:  For a specified period no less than five years and no greater than 30 years.

Withdrawal Option/Switch Annuity Option:  If, after you begin receiving payments, you would like to receive all or part of the commuted value of the remaining guaranteed payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Contingent Deferred Sales Charge:  In most states, we will deduct a contingent deferred sales charge if you apply your certificate value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Annuity Option F – Special Income Settlement Agreement (variable and/or fixed payments)

Number of Annuitants:  Determined in accordance with terms agreed upon in writing by both you and us.

Length of Payment Period:  Determined in accordance with terms agreed upon in writing by both you and us.

Withdrawal Option/Switch Annuity Option:  If we agree to pay you a variable annuity payment for a specified period of time under this annuity option, and after you begin receiving payments, you would like to receive all or part of the commuted value of the payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future payments will be adjusted accordingly.

Contingent Deferred Sales Charge:  In most states, we will deduct a contingent deferred sales charge if you apply your certificate value to this option and the period certain is less than 10 years. If it is permitted in your state, but we do not deduct a contingent deferred sales charge at that time, we will deduct a contingent deferred sales charge if you subsequently request a commuted lump sum payment to yourself or a commuted value to apply to another annuity option.

Annuity Payments After Death:  When the annuitant dies, if there are remaining guaranteed payments, the beneficiary may elect to continue receiving remaining guaranteed payments or the beneficiary may elect a lump sum payment equal to the commuted value of the remaining guaranteed annuity payments. We will not deduct a contingent deferred sales charge.

Death Benefit

Death of Participant During the Accumulation Phase.  If you die during the accumulation phase, we will pay a death benefit to your primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary.

Your beneficiary may request that the death benefit be paid under one of the death benefit options.

Death Benefit Amount During the Accumulation Phase.  The death benefit paid will be the amount calculated (and adjusted for any applicable charges) as of the business day we receive proof of death and election of the payment method in good order at our Service Center. Before the date you reach age 80, the death benefit during the accumulation phase will be the greater of:

1)	your certificate value, less the amount attributable to any outstanding loan; or

2)	your purchase payments, adjusted for any withdrawals, less the amount attributable to any outstanding loan, and less any applicable charges.

For certificates issued before May 17, 2004 the words “adjusted for any withdrawals” are replaced with the words “less any withdrawals.” See “Death Benefit – Adjusted for Any Withdrawals or Less Any Withdrawals.”

After you reach age 80, the death benefit during the accumulation phase is your certificate value, less the amount attributable to any outstanding loan, as of the business day we receive, in good order, proof of death at our Service Center and election by the beneficiary to receive the death benefit payment under one of the death benefit options provided by the certificate.

References to Age.  Age is as of the nearest birthday. For example, age 80 is generally the period of time between age 79 years, 6 months and 1 day and age 80 and 6 months. See “Age.”

Adjusted for Any Withdrawals or Less Any Withdrawals.  In this prospectus we describe the formulas we use to determine death benefit amounts. In some formulas we use the language “adjusted for any withdrawals” and in other formulas we use the language “less any withdrawals.” These phrases have different meanings.

Adjusted for Any Withdrawals.  If you take a withdrawal, we adjust your death benefit by using the percentage of certificate value withdrawn to lower the death benefit by the same percentage. We use the phrase “adjusted for any withdrawals” to describe this treatment of withdrawals within our formulas. Because this adjustment uses the percent of certificate value withdrawn, the reduction will be greater when the value of your certificate investment choices is lower due to market performance or other variables.

Less Any Withdrawals.  If you take a withdrawal, we lower your death benefit by subtracting the dollar amount of the withdrawal. We use the phrase “less any withdrawals” to describe this treatment of withdrawals within our formulas.

Death Benefit Options During the Accumulation Phase.  The availability of certain death benefit options may be limited in order to comply with the required minimum distribution rules.

A beneficiary must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.

Option 1 – lump sum payment of the death benefit within 5 years of the date of death; or

Option 2 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death.

Options for a Spouse Who is the Sole Primary Beneficiary.  In addition to options 1 and 2 above, a spouse who is the sole primary beneficiary has the following options, based on certificate type:

Tax-Sheltered Annuity.  If your certificate is a tax-sheltered annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect to roll-over a lump sum payment of the death benefit into an eligible retirement plan. If the participant was under 70 at the time of death, the spouse may be able to defer the timing of any required distributions under the certificate. You should consult your own tax adviser about your own circumstances.

Individual Retirement Annuity.  If your certificate is an individual retirement annuity and your spouse is the sole primary beneficiary, then the surviving spouse may elect: i) to roll-over the death benefit to an eligible retirement plan, or ii) to continue the certificate as an IRA in his or her own name at the death benefit amount payable and exercise all of the participant’s rights under the certificate. The then current certificate value may be less than the death benefit. If at the time the participant purchased the certificate the surviving spouse was over the maximum certificate issue age, then the certificate cannot be continued. An election to continue the certificate can only be made once while the certificate is in effect.

Lump Sum Payment.  If a lump sum payment is requested, we will pay the amount within 7 calendar days after we receive proof of death and election of the payment method in good order at our Service Center, unless we are required to suspend or delay payment.

Benefit Management Account.  For lump sum payments of at least $10,000, your beneficiary may elect to receive the death benefit by establishing an interest-bearing draft account called the Benefit Management Account (BMA). We periodically set the interest rate we credit to the BMA. That rate will not be less than the minimum guaranteed interest rate provided under the account. We will send a draftbook to the beneficiary who will have access to all the monies in the account, including interest, by writing a draft for all or part of the proceeds. Our drafts are similar to checks. The minimum draft amount is $250. If the account balance falls below $1,000, the BMA will be closed automatically and a check for the remaining balance, including interest, will be sent to the beneficiary. The beneficiary may close the BMA at any time. No deposits may be paid into the BMA. The BMA is part of our general account and is subject to the claims of our creditors. The BMA is not a bank account or bank deposit and is not insured by the Federal Deposit Insurance Corporation. We may make a profit on amounts left in the BMA. If the contract has been assigned, the BMA is not available for the assignee’s portion of the death benefit. The BMA may not be available in all states. We reserve the right to make changes in the terms and conditions of the BMA. Election of the BMA shall be treated as an election of a lump sum for tax reporting purposes under Internal Revenue Code Section 72(s) or 401(a)(9). Any interest paid on amounts in the BMA is taxable as ordinary income in the year such interest is credited.

Beneficiary IRA Election.  Beneficiary, Inherited, Legacy or “Stretch” IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the required minimum distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, a beneficiary(ies) may generally establish a Beneficiary IRA by either purchasing a new annuity contract or in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA or other qualified contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.

Eligibility Requirements/Restrictions:

If a beneficiary (ies) elects to establish a Beneficiary IRA after the death of the contract owner, the following rules apply:

1)	Any withdrawals under a new Beneficiary IRA contract in excess of the RMD may be subject to a contingent deferred sales charge as indicated by the terms of the contract purchased.

2)	For existing annuity contracts with single beneficiaries issued by us or one of our affiliates, the beneficiary will have the option of electing a Beneficiary IRA payout option under the current contract or establishing a Beneficiary IRA by purchasing a new annuity contract issued by us or one of our affiliates. Should the beneficiary decide to elect the Beneficiary IRA payout option under the current contract, any withdrawals in excess of the RMD will not be subject to a contingent deferred sales charge.

3)	For existing annuity contracts with multiple beneficiaries issued by us or one of our affiliates, a beneficiary wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.

4)	If the existing contract was issued by a company other than us or one of our affiliates, those beneficiaries wishing to establish a Beneficiary IRA funded by an annuity contract issued by us or one of our affiliates must purchase a new annuity contract.

5)	The source of funds to be invested must be from a traditional IRA, SEP IRA, SIMPLE IRA, Beneficiary IRA, TSA, 401(a) or a Qualified Employee Plan (includes Pension Plan, Money Purchase Pension Plan, Profit Sharing Plan, Keogh (HR10), Target Benefit Plan).

6)	Joint ownership of a Beneficiary IRA is not allowed.

7)	The annuity contract will be titled in the beneficiary’s name as beneficiary for the deceased contract owner.

8)	For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the contract owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until April 1st of the year following the year the original owner would have attained age 70 ½. The RMD amount will generally be calculated based on the beneficiary’s life expectancy and will be withdrawn on a proportional basis from all investment accounts in which funds are invested. If the original contract owner died after attaining age 70 ½ and was younger than the beneficiary, the RMD amount may be calculated based on the original contract owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

9)	The contract value at time of issue will be equal to either the death benefit that would have been payable to the beneficiary if a lump sum distribution had been elected, or the contract value of an existing Beneficiary IRA that is being transferred to a new MassMutual annuity.

10)	Additional contributions cannot be applied to the Beneficiary IRA.

11)	Upon the death of the annuitant of the Beneficiary IRA, a death benefit, under the terms of the contract, will be paid to the succeeding beneficiary in a lump sum or over the annuitant’s remaining life expectancy as determined by the applicable IRS table. The annuitant may not be changed on a Beneficiary IRA.

12)	Additional rules may apply. Please consult your registered representative for further information.

13)	We have the right to modify, suspend or terminate the Beneficiary IRA program at any time without prior notification.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.

Death of Participant During the Income Phase.  If you die during the income phase, the primary beneficiary becomes the participant. Additionally, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Taxes

This prospectus describes your certificate, which is a contract between you, the participant, and MassMutual. In this tax discussion, we use the word “contract” to mean “certificate” and “owner” to mean “participant.”

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the contract. The information is not written or intended as tax or legal advice, and may not be relied upon for purposes of avoiding any federal tax penalties. You should consult a tax adviser about your own circumstances. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code, Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any contract. We reserve the right to make changes in the contract to assure that it continues to qualify as an annuity for tax purposes.

No attempt is made in this prospectus to consider any applicable state or other tax laws.

Taxation of the Company.  MassMutual is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (Code). For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Annuities in General.  Annuity contracts are a means of both setting aside money for future needs - usually retirement - and for providing a mechanism to administer the payout of those funds. Congress recognized how important providing for retirement was and created special rules in the Code for annuities. Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral.

Diversification.  Code Section 817(h) imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. Disqualification of the contract as an annuity contract would result in a loss of tax deferral, meaning the imposition of federal income tax to the owner with respect to earnings under the contract prior to the receipt of payments under the contract. We intend that all investment portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

Investor Control of Assets.  For variable annuity contracts, tax deferral also depends on the insurance company, and not you, having control of the assets held in the separate accounts. You can transfer among the sub-accounts of the separate account to another but cannot direct the investments each underlying fund makes. If you have too much investor control of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn. The Internal Revenue Service (IRS) has provided some guidance on investor control by issuing Revenue Rulings 2003-91 and 2003-92, but some issues remain unclear. One unanswered question is whether an owner will be deemed to own the assets in the contract if the variable contract offers too large a choice of funds in which to invest, and if so, what that number might be. We do not know if the IRS will issue any further guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the contract, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

Qualified Contracts.  Your contract is referred to as a qualified contract if it is purchased under a qualified retirement plan (qualified plan) such as an Individual Retirement Annuity (IRA), Roth IRA, tax-sheltered annuity plan (TSA or TSA plan), corporate pension and profit-sharing plan (including 401(k) plans and H.R. 10 plans), or a governmental 457(b) deferred compensation plan. Qualified plans are subject to various limitations on eligibility, contributions, transferability and distributions based on the type of plan. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan.

Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

Contracts issued under a qualified plan include special provisions restricting contract provisions that may otherwise be available as described in this prospectus. Generally, contracts issued under a qualified plan are not transferable. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from qualified contracts. See “Taxes – Taxation of Qualified Contracts.”

Eligible rollover distributions from an IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan may generally be rolled over into another IRA, TSA, qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. These amounts may be transferred directly from one qualified plan or account to another, or as an indirect rollover, in which the plan participant receives a distribution from the qualified plan or account, and reinvests it in the receiving qualified plan or account within 60 days of receiving the distribution.

Code Section 408(d)(3)(B) provides that an individual is only permitted to make one indirect rollover from an IRA to another IRA in any 1-year period. The IRS has applied this limitation on an IRA-by-IRA basis, allowing a taxpayer to make an indirect rollover from an IRA, so long as he or she had not made an indirect rollover from that same IRA within the preceding 1-year period, even if he or she had made indirect rollovers from a different IRA. Recently the IRS has stated in Announcement 2014-15 that it intends to follow a Tax Court opinion that held that the limitation applies on an aggregate basis, meaning that an individual cannot make an indirect rollover from one IRA to another if he or she has made an indirect rollover involving any IRA within 1 year. In the Announcement the IRS also states that they will issue proposed regulations to effect this change but they will not apply this interpretation to any rollover that involves an IRA distribution that occurs before January 1, 2015. It is important to note that the one rollover per year limitation does not apply to amounts transferred directly between IRAs in a trustee-to-trustee transfer.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts we sell in connection with qualified plans use annuity tables which do not differentiate on the basis of sex. Such annuity tables are also available for use in connection with certain non-qualified deferred compensation plans.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. You should consult a tax adviser as to the tax treatment and suitability of your investment.

Individual Retirement Annuities.  Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See “Taxes – Taxation of Qualified Contracts.” For 2014, IRA contributions are limited to the lesser of $5,500 or 100% of compensation, and an additional catch-up contribution of $1,000 is available for individuals age 50 and over. Contributions are deductible, unless you are an active participant in a qualified plan and your modified adjusted gross income exceeds certain limits. Contracts issued for use with IRAs are subject to special requirements by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Tax-Sheltered Annuities.  Code Section 403(b) permits certain eligible employers to purchase annuity contracts, known as Tax-Sheltered Annuities (TSAs), under a section 403(b) program. Eligible employers are organizations that are exempt from tax under Code Section 501(c)(3) and public educational organizations. Contributions made to a TSA and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. TSAs are subject to limitations on contributions, which may be made as “elective deferrals” (contributions made pursuant to a salary reduction agreement) or as non-elective or matching contributions by an employer. In general, annual contributions made by an employer and employee to a TSA may not exceed the lesser of i) $52,000 or ii) 100% of includible compensation (a maximum of $260,000 of includible compensation may be considered). An employee’s elective salary reduction contributions are limited to $17,500. In addition, certain catch-up contributions may be made by eligible participants age 50 or over and those with 15 or more years of service with the same employer. TSAs are subject to additional restrictions, including on such items as: the form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. See “Taxes – Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Governmental 457(b) Deferred Compensation Plans.  Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in a Code Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. Contributions made to a Code Section 457(b) plan and the earnings on those contributions are generally not included in gross income of the employee until distributed from the plan. Code Section 457(b) deferrals are limited to the lesser of i) $17,500 or ii) 100% of includible compensation. In addition, certain catch-up contributions may be made by eligible participants age 50 or over, and those within three years of normal retirement age under the plan. The contract purchased is issued to the employer or trustee, as applicable. All contract value in a governmental 457(b) deferred compensation plan must be held for the exclusive benefit of the employee, and such plans are subject to limitations on distributions. See “Taxes – Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract.” You should consult a tax adviser as to the tax treatment and suitability of such an investment.

Taxation of Qualified Contracts.  If you have no cost basis for your interest in a qualified contract, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for all or some of your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total contract value. Special tax rules may be available for certain distributions from a qualified plan.

Code Section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified plans, including contracts issued and qualified under Code Sections 401 (pension and profit-sharing plans), 403 (TSAs), 408 (IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

1)	distributions made on or after you reach age 59 1⁄2;

2)	distributions made after your death;

3)	distributions made that are attributable to the employee being disabled as defined in the Code;

4)	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance of employment is not required);

5)	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

6)	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

7)	distributions made on account of an IRS levy made on a qualified retirement plan or IRA;

8)	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

9)	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

10)	certain qualified reservist distributions;

11)	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

12)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8)).

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date, there is i) any addition to the account balance other than gains or losses, ii) any non-taxable transfer of a portion of the account balance to another retirement plan, or iii) a rollover by the individual of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult a tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Tax-Sheltered Annuities Taxation and Withdrawal Restrictions.  Under IRS regulations, effective January 1, 2009, all TSA plans must have a written plan document which specifies the requirements that each contract must meet in order to be qualified under the plan. In addition, the document must provide a list of the providers and contracts that are permitted to be purchased by TSA plan participants under the plan. TSA plan participants should be aware that if a TSA plan removes the provider or specific contract type that the TSA plan participant owns from its approved list, the TSA plan participant may be restricted from making further salary reduction contributions into that contract. TSA plans also have the right to restrict the ability to take loans and hardship withdrawals from a TSA contract. Because a plan participant may own more than one TSA contract, before we process a transaction we may require the TSA plan to approve the transaction to ensure that rules regarding loans, hardships and distribution restrictions are met. TSA plan participants should contact their individual TSA plan to determine the specific rules that apply to them.

The IRS regulations also make significant changes to Revenue Ruling 90-24 exchanges or transfers. Under the regulations an exchange may only be done when the TSA plan allows TSA exchanges under its plan and the provider of the new TSA contract agrees to share information with the TSA plan to ensure that the requirements of the TSA plan are met. Given this restriction, before a TSA exchange is processed, the TSA plan is required to approve the transaction or provide a list of vendors for which it has an information sharing agreement (ISA). Additionally, because most of the regulations were not effective until 2009, there was great uncertainty about their application to contract exchanges that took place between September 24, 2007 and January 1, 2009. Because of this uncertainty, it is possible that an exchange that took place prior to January 1, 2009 caused a TSA plan participant to incur taxation on the value of the contract. However, it is also possible that such an exchange did not have adverse tax consequences. If a TSA plan participant exchanged a contract to a TSA contract with a provider that does not have an ISA with the TSA plan, the participant had until July 1, 2009 to avoid adverse tax consequences by exchanging the contract for a TSA contract with which the TSA plan does have an ISA.

The Code limits the withdrawal of purchase payments made by TSA plan participants through salary reductions from certain TSAs. Withdrawals of salary reduction amounts and their earnings can be made when a TSA plan participant:

1)	reaches age 59 1⁄2;

2)	has a severance from employment;

3)	dies;

4)	becomes disabled, as that term is defined in the Code; or

5)	the TSA plan terminates (starting 1/1/2009).

In the case of hardship, the TSA plan participant can only withdraw the purchase payments and not any earnings. The TSA plan participant is required to suspend salary reduction contributions to any other TSA contract for a six-month period following the date of hardship distribution.

TSA contract value as of December 31, 1988 and contract amounts attributable to service with a former employer are not subject to these restrictions. Additionally, return of excess contributions or amounts paid to a spouse as a result of a qualified domestic relations order are not subject to these restrictions.

TSA contracts issued January 1, 2009 and after are subject to distribution restrictions on employer contributions. These restrictions are determined by the TSA plan and can be based on criteria such as completing years of service or attaining a stated age.

Withdrawal Restrictions – Governmental 457(b) Deferred Compensation Contract.  Amounts may not be paid to a participant of a governmental 457(b) deferred compensation plan prior to the participant’s:

•	attainment of age 70 1⁄2;

•	severance from employment;

•	incurring an unforeseeable emergency; or

•	compliance with a qualified domestic relations order (QDRO).

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.

Governmental 457(b) deferred compensation plans are subject to the required minimum distribution rules of Code Section 401(a)(9). The sections of this prospectus related to qualified contracts contain more detailed information regarding these rules.

Required Minimum Distribution for Qualified Contracts.  For qualified contracts, distributions generally must begin no later than April 1st of the calendar year following the later of a) the calendar year in which you attain age 70 1⁄2 or b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions generally must be over a period not exceeding your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Upon your death, additional distribution requirements are imposed. If your contract has not entered the income phase and your death occurs after your required beginning date, distributions must be made at least as rapidly as under the method in effect at the time of your death or over the life or life expectancy of the designated beneficiary. If your contract has not entered the income phase and your death occurs before your required beginning date, the remaining interest must be distributed within 5 years or over the life or life expectancy of the designated beneficiary. If your death occurs after your contract has entered the income phase, distributions must be made at least as rapidly as under the method in effect at the time of your death. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The Regulations under Code Section 401(a)(9) include a provision that could increase the dollar amount of required minimum distributions for individuals who fund their IRA or qualified retirement plan with an annuity contract. During the accumulation phase of the annuity contract, Treasury Regulations Section 1.401(a)(9)-6, Q&A-12 requires that individuals add the actuarial present value of any additional benefits provided under the annuity (such as certain living or death benefits) to the dollar amount credited to the owner or beneficiary under the contract in order to determine the fair market value of the contract. A larger fair market value will result in the calculation of a higher required minimum distribution amount. You should consult a tax adviser to determine how this may impact your specific circumstances.

Income Tax Reporting and Withholding.  Federal law requires that we file an information return on Form 1099-R with the IRS (with a copy to you) reporting any taxable amounts paid to you under the annuity contract. By January 31st of the calendar year following the year of any payment(s), we will issue the Form 1099-R to the owner of the annuity contract. Following the death of the owner the Form 1099-R will be sent to each beneficiary who receives a payment under the contract.

The portion of any distribution that is includible in the gross income of the owner is subject to federal income tax withholding. The amount of the withholding depends on the type of distribution. Withholding for periodic payments is at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate (but not lower). Distributions from certain retirement plans, excluding IRAs, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. The 20% withholding requirement generally does not apply to a) a series of substantially equal payments made at least annually for i) the life or life expectancy of the owner, or joint and last survivor expectancy of the owner and a designated beneficiary, or ii) for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) hardship distributions from a 401(k) plan or a tax-sheltered annuity. You should consult a tax adviser regarding withholding requirements.

Generation Skipping Transfer Tax Withholding.  Under certain circumstances, the Code may impose a generation skipping transfer tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Non-Resident Aliens and Foreign Entities.  Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal tax withholding at a rate of 30% of the amount of income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent form), providing us with 1) proof of residency (in accordance with IRS requirements), and 2) a U.S. individual taxpayer identification number. If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, U.S. withholding may occur with respect to certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships, and trusts)) at a 30% rate without regard to lower treaty rates under the Foreign Account Tax Compliance Act effective 7/01/2014.

Same-Sex Marriage.  Certain states treat individuals in a same-sex marriage, civil union, or domestic partnership as spouses for purposes of state law. Where same-sex marriages are recognized by state law, they are also recognized under federal law. The Department of Treasury and Internal Revenue Service have recently determined that spousal tax benefits will be determined based on the law of the state in which the marriage was celebrated (irrespective of the state of residence). However, some uncertainty remains regarding the treatment of same-sex spouses. Same-sex marriage is not recognized under the law of every state, and state tax treatment may differ from federal. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as a change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax adviser for more information on this subject.

State versus Federal Tax.  On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA). Some of EGTRRA’s provisions include increased contribution limits for qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements should consult a tax adviser to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Other Information

Distribution

The certificates are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLIS serves as principal underwriter of the certificates sold by its registered representatives and MSD serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD. For the certificates described in this prospectus, prior to April 1, 2014, MML Distributors, LLC (MML Distributors), also a subsidiary of MassMutual, served as principal underwriter for certificates sold by registered representatives of other broker-dealers with whom it had entered into distribution agreements (Distribution Agreements). Effective April 1, 2014, MSD replaced MML Distributors in all such Distribution Agreements for these certificates.

Both MMLIS and MSD are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). Commissions for sales of the certificate by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of the certificate by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the certificates. We also pay expense allowances in connection with the sales of the certificates. The total compensation paid for the sale of the certificate, including commissions and cash payments, may range up to 8.5% of purchase payments made to a certificate and/or up to 2.4% of certificate value annually.

Additional Compensation Paid to MMLIS.  Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of this certificate may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also general agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the certificate by their registered representatives.

Additional Compensation Paid to Certain Broker-Dealers.  We and MSD make additional commission payments to certain broker-dealers in the form of asset-based payments and sales-based payments. We also make cash payments and non-cash payments to certain broker-dealers. The asset-based and sales-based payments are made to participate in those broker-dealers’ preferred provider programs or marketing support programs, or to otherwise promote this certificate. Asset-based payments are based on the value of the assets in the MassMutual certificates sold by that broker-dealer. Sales-based payments are paid on each sale of the certificate and each subsequent purchase payment applied to the certificate. Cash payments are made to attend sales conferences and educational seminars sponsored by certain broker-dealers. Non-cash payments include various promotional items. For a list of the broker-dealers to whom we currently pay additional compensation for selling this certificate, visit www.massmutual.com/legal/compagreements or call our Service Center at the number shown on page 1 of this prospectus.

The additional compensation arrangements described in the preceding paragraphs are not offered to all broker-dealers and the terms of such arrangements may differ among broker-dealers. Some broker-dealers may receive two or more of these payments. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such compensation or may influence the way that a broker-dealer markets the certificate. Any such compensation will be paid by MSD or us and will not result in any additional direct charge to you.

The additional compensation arrangements may provide a registered representative with an incentive to sell this certificate over other available variable annuity certificates whose issuers do not provide such compensation or who provide lower levels of such compensation. Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a certificate. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this certificate.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments and other payments that we receive from certain funds to help us make these cash and non-cash payments.

Assignment

If your certificate is issued as a 403(b) tax-sheltered annuity or an individual retirement annuity, you cannot assign your certificate. If your certificate is issued pursuant to a qualified plan other than an individual retirement annuity, there may be limitations on your ability to assign your certificate. If you assign your certificate, your rights may only be exercised with the consent of the assignee of record. In certain states, you cannot assign the certificate without our approval. We will refuse or accept any request to assign this certificate on a non-discriminatory basis. Please refer to your certificate.

We must receive written notice, in good order, of the assignment, for any assignment we allow to be binding on us. We are not responsible for the validity of an assignment.

Unclaimed Property

Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on contract owners, beneficiaries, and any other payees of proceeds from a contract. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Service Center.

Voting Rights

We are the legal owner of the fund shares. When a fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain, from you and other participants, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. This may result in a small number of participants controlling the outcome of the vote. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your certificate and while the annuitant is living, we determine the number of shares you may vote by dividing your certificate value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Changes to the Certificate

We reserve the right to amend the certificate to meet the requirements of applicable federal or state laws or regulations, or as otherwise provided in the certificate. We will notify you by written notice of such amendments.

Suspension of Payments or Transfers

We may be required to suspend or postpone transfers from the funds or payments from the funds for withdrawals or death benefits during any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds; or

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from the fixed account or payment of loan proceeds from the fixed account for the period permitted by law but not for more than six months.

If, pursuant to the Securities and Exchange Commission’s rules, a money market fund (Fund) suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, withdrawal or death benefit from the applicable money market sub-account until the Fund is liquidated.

Termination of Certificate

We will terminate your certificate upon the occurrence of any of the following events: 1) the date of the last annuity payment; 2) the date payment is made of the entire certificate value; 3) the date of the last payment upon death to the last beneficiary; or 4) the date your certificate is returned under the right to examine certificate provision.

Anti-Money Laundering

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment or block a participant’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your certificate to government regulators.

Our Ability to Make Payments Under the Contract

Our Claims-Paying Ability.  Our “claims-paying ability” is our ability to meet any contractual obligation we have to make payments under the contract. These amounts include death benefits, annuity payments, withdrawals and any amounts paid out through the contract’s additional features. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing this contract. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the contract when purchasing a contract and making investment decisions.

Obligations of Our Separate Account.  Contract value you allocate to the funds is maintained in our separate account. Any withdrawals or transfers of contract value from the funds will be taken from the separate account. We cannot use the separate account’s assets to pay any of our liabilities other than those arising from the contracts. See “Investment Choices – The Separate Account.”

Obligations of Our General Account.  Contract value you allocate to the fixed accounts is maintained in our general account. The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use general account assets for many purposes including to pay death benefits, annuity payments, withdrawals and transfers from the fixed accounts and to pay amounts we provide to you through an elected additional feature that are in excess of your contract value allocated to the separate account.

Because of exemptive and exclusionary provisions, the general account, unlike the separate account, has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act). Because of this, the general account is generally not subject to the provisions of the 1933 Act or the 1940 Act and the Securities and Exchange Commission staff has not reviewed the disclosures in this prospectus that relate to the general account. However, disclosures regarding the general account are subject to certain generally applicable provisions of the federal securities laws that require complete and accurate statements in prospectuses.

Our Financial Statements

We encourage both existing and prospective owners to read and understand our financial statements. Our audited statutory financial statements and those of the separate account are included in the Statement of Additional Information (SAI). You can request an SAI by contacting our Service Center at the number or address on page 1 of this prospectus.

Legal Proceedings

The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.

While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the separate account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the separate account, or the ability of the Company to meet its obligations under the contracts.

For more information regarding the Company’s litigation and other legal proceedings, see the notes to the Company’s financial statements contained within the Statement of Additional Information.

Additional Information

For further information about the certificate, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of the Statement of Additional Information is as follows:

1)	Assignment of Certificate

2)	Distribution

3)	Purchase of Securities Being Offered

4)	Accumulation Units and Unit Value

5)	Transfers During the Income Phase

6)	Payment of Death Benefit

7)	Annuity Payments

8)	Experts

9)	Financial Statements

To obtain a free copy of the Statement of Additional Information, return this request form to the address shown below or call our Service Center at (800) 272-2216.

To:	MassMutual Financial Group

Document Management Services – Annuities W360

P.O. Box 9067

Springfield, MA 01102-9067

Please send me the Statement of Additional Information for MassMutual Artistry (AN6103NSAI).

Name

Address

City	State	Zip

Telephone

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Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted some of this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Sub-Account	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
Calvert Social Balanced	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 9.65	$ 9.24	$ 8.84	(a)
Fidelity VIP Contrafund	19.56	15.08	13.11	13.60	11.74	8.76	15.41	13.26	12.01	10.39	8.27	(a)
Fidelity VIP Growth Opportunities	—	—	—	—	—	—	—	—	8.02	7.45	7.64	(a)
ING Clarion Global Real Estate(o)	12.85	12.54	10.10	10.79	9.41	7.14	10.12	12.24	—	—	10.00	(c)
Invesco V.I. Diversified Dividend	8.42	6.50	5.54	5.73	5.25	4.17	10.41	13.54	11.77	11.24	10.39	(a)
Invesco V.I. Global Health Care	18.31	13.18	11.03	10.74	10.32	8.18	11.59	10.49	10.08	9.44	9.52	(a)
Invesco V.I. Technology	4.04	3.27	2.97	3.17	2.64	1.70	3.10	2.91	2.66	2.64	4.26	(a)
Janus Aspen Balanced	—	—	—	—	—	—	—	—	10.70	10.03	9.14	(a)
MFS Investors Trust	—	—	—	—	—	—	—	—	8.73	8.23	8.52	(a)
MFS New Discovery	—	—	—	—	—	—	—	—	14.00	13.46	10.00	(b)
MML Aggressive Allocation	14.44	11.47	10.03	10.34	9.01	6.80	—	—	—	—	10.00	(e)
MML Asset Allocation	—	—	13.36	13.30	11.95	10.33	15.00	15.01	13.41	12.43	10.00	(b)
MML Balanced Allocation	13.42	11.86	10.68	10.62	9.53	7.81	—	—	—	—	10.00	(e)
MML Blend	16.52	13.89	12.48	12.05	10.84	9.10	11.91	11.38	10.30	9.96	9.22	(a)
MML Blue Chip Growth	24.40	17.47	14.94	14.91	12.99	9.23	16.24	14.58	13.48	12.87	10.00	(b)
MML China(k)	16.62	15.11	12.21	15.28	14.80	—	—	—	—	—	10.00	(f)
MML Concentrated Growth	—	—	6.09	6.21	5.51	3.90	9.82	8.63	8.25	7.39	7.08	(a)
MML Conservative Allocation	13.37	12.15	11.04	10.89	9.85	8.22	—	—	—	—	10.00	(e)
MML Core Allocation	16.71	14.30	12.95	13.13	12.17	—	—	—	—	—	10.00	(f)
MML Emerging Growth	—	—	4.95	5.36	4.32	3.90	6.80	5.84	5.61	5.62	6.76	(a)
MML Enhanced Index Core Equity	—	—	14.21	14.01	12.42	10.13	16.34	15.84	13.80	13.23	10.00	(b)
MML Equity	14.75	11.20	9.76	10.26	9.05	7.01	12.14	11.81	10.12	9.93	9.38	(a)
MML Equity Income	22.19	17.28	14.91	15.20	13.38	10.82	17.05	16.73	14.22	13.85	10.00	(b)
MML Equity Index	12.88	9.89	8.66	8.62	7.62	6.11	9.85	9.48	8.32	8.06	8.13	(a)
MML Focused Equity	14.04	10.32	—	—	—	—	—	—	—	—	10.00	(m)
MML Foreign	14.09	11.80	10.03	11.27	10.89	8.52	14.64	13.05	10.69	9.82	8.72	(a)
MML Fundamental Growth	12.61	9.67	—	—	—	—	—	—	—	—	10.00	(m)
MML Fundamental Value	13.20	10.23	—	—	—	—	—	—	—	—	10.00	(m)
MML Global	8.40	6.63	5.42	5.72	5.13	3.93	7.01	6.84	6.16	5.89	7.07	(a)
MML Growth	21.05	16.44	14.17	15.05	12.89	—	—	—	—	—	10.00	(f)
MML Growth & Income	18.94	14.46	12.24	12.62	11.46	9.08	15.34	15.58	14.32	13.69	10.00	(b)

Sub-Account	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Value at Inception Date
MML Growth Allocation	$14.07	$11.61	$10.26	$10.43	$ 9.18	$ 7.17	$ —	$ —	$ —	$ —	$10.00	(e)
MML High Yield	13.96	12.77	11.09	10.61	—	—	—	—	—	—	10.00	(j)
MML Income & Growth	12.73	10.34	9.34	8.95	8.11	6.95	10.78	10.99	9.50	9.19	8.53	(a)
MML Inflation-Protected and Income	13.57	15.04	14.24	12.69	12.05	10.97	11.61	10.93	10.95	10.90	10.00	(b)
MML International	16.85	14.08	12.14	14.34	13.58	—	—	—	—	—	10.00	(f)
MML Large Cap Growth	9.68	7.33	6.41	6.73	5.73	4.40	7.53	6.71	6.47	6.20	7.41	(a)
MML Managed Bond	17.75	18.26	17.47	16.47	15.58	14.31	14.14	13.36	12.98	12.83	10.74	(a)
MML Managed Volatility	13.41	11.51	10.29	10.84	9.76	7.56	12.60	12.24	10.84	10.03	9.03	(a)
MML Mid Cap Growth	25.99	19.24	17.11	17.53	13.85	9.64	16.32	14.12	13.39	11.81	9.56	(a)
MML Mid Cap Value	30.81	23.90	20.72	21.10	17.78	13.81	18.50	19.17	16.60	15.99	12.29	(a)
MML Moderate Allocation	13.77	11.85	10.59	10.61	9.46	7.61	—	—	—	—	10.00	(e)
MML Money Market	9.50	9.62	9.73	9.85	9.96	10.07	—	—	—	—	10.00	(e)
MML NASDAQ-100®	—	—	5.19	5.09	4.31	2.83	4.93	4.20	3.98	3.98	4.72	(a)
MML Oppenheimer Small Company Opportunities(g)	—	—	—	—	9.99	10.98	18.39	20.03	17.55	16.01	10.00	(b)
MML Short-Duration Bond	10.54	10.58	10.42	10.20	—	—	—	—	—	—	10.00	(j)
MML Small Cap Equity	22.51	16.15	13.80	14.28	11.71	8.68	14.21	14.56	13.33	13.52	10.51	(a)
MML Small Cap Growth Equity	17.43	11.88	10.60	11.32	9.36	6.85	11.27	10.40	9.65	8.75	8.03	(a)
MML Small Cap Index	—	—	14.85	14.94	12.04	9.76	14.39	14.64	12.86	12.48	9.89	(a)
MML Small Company Value	22.06	17.00	14.96	15.37	12.90	—	—	—	—	—	10.00	(f)
MML Small/Mid Cap Value	26.32	19.28	16.38	17.92	14.30	10.14	16.63	20.61	17.40	16.18	10.00	(b)
MML Strategic Emerging Markets	14.01	15.20	13.27	17.32	15.01	—	—	—	—	—	10.00	(f)
MML T. Rowe Price Growth Equity(h)	—	—	—	—	3.75	3.44	6.07	5.89	5.84	5.69	7.07	(a)
MML Total Return	10.11	10.42	—	—	—	—	—	—	—	—	10.00	(m)
Oppenheimer Capital Appreciation	10.98	8.57	7.59	7.77	7.19	5.03	9.35	8.29	7.77	7.48	8.28	(a)
Oppenheimer Capital Income(l)	12.46	11.14	10.03	10.08	9.03	750	13.42	13.09	11.91	11.60	10.11	(a)
Oppenheimer Discovery Mid Cap Growth	7.30	5.44	4.72	4.73	3.75	2.86	5.69	5.41	5.32	4.79	4.88	(a)
Oppenheimer Global	18.38	14.61	12.19	13.45	11.74	8.50	14.37	13.68	11.76	10.41	8.52	(a)
Oppenheimer Global Strategic Income	19.99	20.25	18.05	18.11	15.94	13.57	16.01	14.77	13.90	13.70	10.00	(a)
Oppenheimer High Income (i),(n)	—	—	3.79	3.93	3.46	2.79	13.26	13.43	12.42	12.28	9.71	(a)
Oppenheimer International Growth	15.34	12.33	10.21	11.13	9.81	7.13	12.58	11.30	8.74	7.76	7.53	(a)
Oppenheimer Main Street	13.47	10.35	8.96	9.06	7.90	6.23	10.25	9.93	8.74	8.34	8.08	(a)
Oppenheimer Money(d)	10.93	11.06	11.19	11.32	11.45	11.55	11.37	10.96	10.59	10.42	10.37	(a)
Panorama Growth	—	—	8.97	9.05	7.93	6.21	10.20	9.85	8.69	8.26	8.03	(a)
Panorama Total Return	—	—	9.13	9.22	7.99	6.75	11.14	10.65	9.65	9.32	8.89	(a)
PIMCO CommodityRealReturn Strategy	8.74	10.37	9.99	10.93	8.90	6.36	11.46	9.42	—	—	10.00	(c)
Scudder VIT EAFE Equity Index	—	—	—	—	—	—	—	—	—	8.17	7.60	(a)

Accumulation Units Outstanding

Sub-Account	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
Calvert Social Balanced(a)	—	—	—	—	—	—	—	—	57,813	50,183
Fidelity VIP Contrafund(a)	425,447	400,507	376,577	348,649	324,402	281,978	277,274	240,144	192,522	158,063
Fidelity VIP Growth Opportunities(a)	—	—	—	—	—	—	—	—	12,498	11,948
ING Clarion Global Real Estate(c),(o)	26,622	21,876	21,319	18,903	16,805	16,029	9,105	5,877	—	—
Invesco V.I. Diversified Dividend(a)	23,289	24,660	13,646	8,060	11,072	11,811	8,906	8,379	7,533	6,692
Invesco V.I. Global Health Care(a)	58,191	54,436	50,627	47,155	41,365	41,526	44,227	40,315	45,616	37,292
Invesco V.I. Technology(a)	123,148	105,232	96,564	100,630	72,376	50,905	50,215	49,156	44,980	45,768
Janus Aspen Balanced(a)	—	—	—	—	—	—	—	—	56,220	54,963
MFS Investors Trust(a)	—	—	—	—	—	—	—	—	26,268	25,409
MFS New Discovery(b)	—	—	—	—	—	—	—	—	1,666	1,121
MML Aggressive Allocation(e)	85,085	81,484	76,546	47,775	33,116	12,018	—	—	—	—
MML Asset Allocation(b)	—	—	140,412	144,601	161,494	150,672	150,528	141,252	90,447	68,900
MML Balanced Allocation(e)	187,270	119,449	103,276	89,108	64,607	36,847	—	—	—	—
MML Blend(a)	302,498	308,518	255,845	262,647	337,180	342,544	371,040	397,853	389,076	406,100
MML Blue Chip Growth(b)	69,643	62,296	46,609	43,503	41,863	27,250	20,238	16,349	10,899	5,372
MML China(f),(k)	1,705	1,959	1,584	776	207	—	—	—	—	—
MML Concentrated Growth(a)	—	—	53,655	57,551	58,845	52,174	55,280	60,882	56,039	57,931
MML Conservative Allocation(e)	96,154	96,621	58,067	49,448	29,835	22,853	—	—	—	—
MML Core Allocation(f)	34,689	27,869	19,022	10,727	1,317	—	—	—	—	—
MML Emerging Growth(a)	—	—	29,926	28,713	23,331	19,653	24,332	23,886	22,976	22,665
MML Enhanced Index Core Equity(b)	—	—	19,514	17,222	15,837	15,173	17,766	18,375	2,155	1,793
MML Equity(a)	258,932	259,271	250,560	254,425	256,563	247,578	303,191	312,383	368,839	404,012
MML Equity Income(b)	150,815	144,598	139,777	113,278	100,563	81,498	75,290	60,590	39,043	23,365
MML Equity Index(a)	74,851	69,073	65,938	67,576	69,449	58,575	50,329	35,742	41,958	41,528
MML Focused Equity(m)	2,054	—	—	—	—	—	—	—	—	—
MML Foreign(a)	147,065	144,602	141,632	136,405	126,573	117,058	132,440	116,853	122,520	109,338
MML Fundamental Growth(m)	4,071	—	—	—	—	—	—	—	—	—
MML Fundamental Value(m)	580	66	—	—	—	—	—	—	—	—
MML Global(a)	47,455	46,390	36,906	35,284	31,541	25,897	26,917	26,859	22,875	20,877
MML Growth(f)	49,264	41,960	33,434	19,266	2,751	—	—	—	—	—
MML Growth & Income(b)	100,311	105,628	110,774	116,316	117,279	108,672	105,205	97,739	87,026	60,782
MML Growth Allocation(e)	317,235	301,354	258,228	210,792	163,813	46,529	—	—	—	—
MML High Yield(j)	11,353	11,915	2,741	9	—	—	—	—	—	—
MML Income & Growth(a)	82,051	86,800	91,544	104,900	112,495	120,747	136,576	142,025	166,471	156,231
MML Inflation-Protected and Income(b)	145,283	144,434	127,997	125,913	103,987	81,154	71,068	58,462	56,797	34,384
MML International(f)	48,836	38,278	31,439	22,136	6,076	—	—	—	—	—
MML Large Cap Growth(a)	85,936	88,176	80,757	78,684	79,441	77,641	91,358	94,908	92,094	82,805
MML Managed Bond(a)	185,290	214,593	219,779	216,624	216,487	213,910	226,679	203,774	201,518	188,360

Sub-Account	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004
MML Managed Volatility(a)	123,762	122,844	116,838	109,532	94,061	76,038	68,909	60,631	31,423	25,169
MML Mid Cap Growth(a)	196,315	200,834	196,410	195,504	192,773	175,535	172,936	178,626	192,653	170,061
MML Mid Cap Value(a)	110,570	112,595	115,057	121,017	118,088	114,727	132,710	132,627	131,999	117,689
MML Moderate Allocation(e)	333,533	264,621	212,690	162,276	86,189	21,892	—	—	—	—
MML Money Market(e)	421,503	370,615	69,285	43,976	33,282	8,321	—	—	—	—
MML NASDAQ-100®(a)	—	—	79,264	62,976	36,310	17,353	16,811	13,167	11,245	10,670
MML Oppenheimer Small Company Opportunities(b),(g)	—	—	—	—	—	23,778	26,557	25,254	8,108	3,148
MML Short-Duration Bond(j)	5,199	4,811	2,703	1,651	—	—	—	—	—	—
MML Small Cap Equity(a)	65,310	70,677	55,553	61,303	56,788	25,557	23,228	23,168	22,896	20,427
MML Small Cap Growth Equity(a)	44,303	42,242	46,733	46,590	41,996	36,051	34,716	31,153	21,621	14,137
MML Small Cap Index(a)	—	—	76,380	78,455	70,898	55,335	52,717	45,284	39,923	30,827
MML Small Company Value(f)	11,623	6,957	3,550	3,460	2,556	—	—	—	—	—
MML Small/Mid Cap Value(b)	67,147	62,876	61,807	58,597	55,003	48,540	47,060	38,724	24,572	17,905
MML Strategic Emerging Markets(f)	15,061	9,557	6,090	3,499	1,099	—	—	—	—	—
MML T. Rowe Price Growth Equity(a),(h)	—	—	—	—	—	9,523	6,190	5,200	6,352	4,666
MML Total Return(m)	9,534	2,629	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation(a)	181,876	192,109	202,695	240,778	251,980	237,425	241,087	205,857	218,240	184,917
Oppenheimer Capital Income(a),(l)	30,024	32,645	37,900	42,007	48,430	72,726	66,281	55,683	72,134	59,069
Oppenheimer Discovery Mid Cap Growth(a)	388,764	382,079	363,725	375,588	389,814	370,784	406,241	411,613	400,096	367,256
Oppenheimer Global(a)	345,109	351,762	358,638	371,356	387,479	365,461	376,845	414,311	348,669	309,339
Oppenheimer Global Strategic Income(a)	187,284	179,614	168,694	177,515	168,682	155,883	162,507	116,317	92,163	68,142
Oppenheimer High Income(a),(i),(n)	—	—	50,503	62,414	73,996	84,851	71,516	60,924	54,866	42,849
Oppenheimer International Growth(a)	110,746	111,255	112,309	107,033	97,061	81,429	65,922	52,105	43,323	41,001
Oppenheimer Main Street(a)	137,220	142,765	132,490	132,383	130,878	112,590	119,002	115,240	109,863	103,235
Oppenheimer Money(a),(d)	70,131	74,521	76,537	99,780	119,143	118,723	111,342	96,360	106,167	73,251
Panorama Growth(a)	—	—	18,503	18,655	17,371	12,833	16,019	15,018	13,785	13,325
Panorama Total Return(a)	—	—	9,923	7,940	7,358	6,981	6,613	7,034	7,528	5,898
PIMCO CommodityRealReturn Strategy(c)	46,318	40,955	35,406	26,584	24,424	19,174	4,828	725	—	—
Scudder VIT EAFE Equity Index(a)	—	—	—	—	—	—	—	—	—	10,189

Notes to Condensed Financial Information

(a)	Commencement of public offering was June 29, 2001.
(b)	Commencement of public offering was May 1, 2003.
(c)	Commencement of public offering was May 1, 2006.
(d)	This sub-account is unavailable in certificates issued on or after January 19, 2008.
(e)	Commencement of public offering was January 19, 2008.
(f)	Commencement of public offering was May 1, 2009.
(g)	Effective May 1, 2009, MML Oppenheimer Small Company Opportunities was merged into MML Oppenheimer Small Cap Equity. The accumulation unit value in the December 31, 2009 column is the value as of April 30, 2009.
(h)	Effective May 1, 2009, MML T. Rowe Price Growth Equity was merged into MML T. Rowe Price Blue Chip Growth. The accumulation unit value in the December 31, 2009 column is the value as of April 30, 2009.
(i)	Unavailable in certificates issued on or after May 1, 2009. For certificates issued prior to May 1, 2009, you may not allocate any new money to this sub-account via purchase payments or transfers.
(j)	Commencement of public offering was May 1, 2010.
(k)	Effective April 28, 2014, MML China merged into MML Foreign.
(l)	This sub-account is unavailable in certificates issued on or after April 30, 2012.
(m)	Commencement of public offering was May 1, 2012.
(n)	Effective October 26, 2012, Oppenheimer High Income was merged into Oppenheimer Global Strategic Income.
(o)	This sub-account is now known as VY Clarion Global Real Estate.

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

MASSMUTUAL ARTISTRY

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2014, for the individual certificates under a group deferred annuity contract with flexible purchase payments which are referred to herein.

For a copy of the prospectus call (800) 272-2216 or write: MassMutual Financial Group, Document Management Services – Annuities W360, P.O. Box 9067, Springfield, MA 01102-9067.

May 1, 2014

1

ASSIGNMENT OF CERTIFICATE

In certain states, the certificate cannot be assigned without MassMutual’s approval. MassMutual will refuse or accept any request to assign this certificate on a non-discriminatory basis. Please refer to your certificate.

MassMutual will not be charged with notice of any assignment of a certificate or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof at its Service Center. MassMutual assumes no responsibility for the validity of any assignment.

For qualified certificates, the following provisions should be noted:

1)  No person entitled to receive annuity payments under a certificate or part or all of the certificate’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the participant given during the annuitant’s lifetime and received in good order by MassMutual at its Service Center. To the extent permitted by law, no certificate nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

2)  If an assignment of a certificate is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the certificate’s maturity value to which he is entitled, and to pay any balance of such value in one sum to the participant, regardless of any payment options which the participant may have elected. Moreover, if an assignment of a certificate is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he is entitled, the greater of (a) the total of all purchase payments, less the net amount of all partial redemptions, and less the amount of any outstanding loan; and (b) the accumulated value of the certificate, less the amount of any outstanding loan. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

3)  Certificates used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code; and

4)  Certificates issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such certificates may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

2

DISTRIBUTION

The certificates are sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the separate account, MMLIS serves as principal underwriter of the certificates sold by its registered representatives and MSD serves as principal underwriter of the certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD. For the certificates described in this Statement of Additional Information, prior to April 1, 2014, MML Distributors, LLC (MML Distributors), also a subsidiary of MassMutual, served as principal underwriter for certificates sold by registered representatives of other broker-dealers with whom it had entered into distribution agreements (Distribution Agreements). Effective April 1, 2014, MSD replaced MML Distributors in all such Distribution Agreements for these certificates.

Both MMLIS and MSD are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

Commissions for sales of the certificate by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives and were as follows for the last three calendar years:

2011	2012	2013
$279,800	$299,357	$343,823

Commissions for sales of the certificate by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers and were as follows for the last three calendar years:

2011	2012	2013
$149,443	$141,493	$154,082

MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the certificates. Compensation amounts for the last three calendar years were as follows:

MMLIS

2011	2012	2013
$4,382,746	$4,664,722	$4,747,285

MML Distributors

2011	2012	2013
$358,653	$389,759	$353,537

The offering is on a continuous basis.

3

PURCHASE OF SECURITIES BEING OFFERED

Interests in the Separate Account are sold to Participants as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the certificate. The certificate does not offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see the Contingent Deferred Sales Charge section of the prospectus.)

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the Service Center.

The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (business day) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day, minus the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account as of the immediately preceding business day.

C is the cumulative charge since the immediately preceding business day for the mortality and expense risk charge and for the administrative charge. The accumulation unit value may increase or decrease from business day to business day.

TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been with out the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the Transfers During the Income Phase section in the prospectus for more information about transfers during the income phase.

4

PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

1)  a certified death certificate;

2)  a certified decree of a court of competent jurisdiction as to the finding of death; or

3)  any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the certificate will remain in effect until changed. Unless the participant provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1)  to the primary beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or if there are none

2)  to the contingent beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or if there are none

3)  to the estate of the participant.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the participant retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which; (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-accounts of the separate account. Annuity Payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized and may vary by gender of the annuitant and any joint annuitant. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1)  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units will remain the same for the life of the certificate unless you transfer among investment choices during the income phase or if you elected an annuity option with reduced payments to the survivor and the reduced payments to a survivor commence.

2)  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3)  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:

1)  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the certificate value to be applied to the sub-account and the annuity purchase rate

5

by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the certificate.

2)  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1)  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2)  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See the Income Phase section in the prospectus for more information.

EXPERTS

The financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2013 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2013 and 2012, and for the three-year period ended December 31, 2013, included in this Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated February 21, 2014 states that the Company prepared the financial statements of Massachusetts Mutual Life Insurance Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We have audited the accompanying statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 (comprised of the sub-accounts listed in Note 2) (collectively, “the Separate Account”) as of December 31, 2013, the related statements of operations and changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2013, and the results of its operations and changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Boston, MA

March 4, 2014

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

ASSETS
Investments
Number of shares	9,608,503	2,323,908	1,552,325	293,425	366,911	471,106	297,354	382,378	164,128	466,158

Identified cost	$242,995,064	$52,655,951	$15,414,921	$4,496,390	$6,517,233	$7,806,977	$6,783,121	$5,519,747	$2,735,278	$5,629,467

Value	$330,052,064	$78,478,369	$16,920,334	$6,141,378	$7,650,086	$13,812,841	$8,495,395	$7,425,781	$3,102,021	$6,175,939
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	485,638	-	-	-	-	-	6,159	1,034

Total assets	330,052,064	78,478,369	17,405,972	6,141,378	7,650,086	13,812,841	8,495,395	7,425,781	3,108,180	6,176,973

LIABILITIES
Annuitant mortality fluctuation reserve	5,637	-	16	-	-	-	-	50	-	-
Payable to Massachusetts Mutual Life Insurance Company	6,872,272	1,921,350	-	37,077	51,850	53,212	78,017	13,029	-	-

Total liabilities	6,877,909	1,921,350	16	37,077	51,850	53,212	78,017	13,079	-	-

NET ASSETS	$323,174,155	$76,557,019	$17,405,956	$6,104,301	$7,598,236	$13,759,629	$8,417,378	$7,412,702	$3,108,180	$6,176,973

Net Assets:
Accumulation units - value	$319,734,146	$76,557,019	$17,053,023	$5,975,879	$7,598,236	$13,446,928	$8,417,378	$7,339,395	$3,108,180	$6,176,973
Contracts in payout (annuitization) period	3,440,009	-	352,933	128,422	-	312,701	-	73,307	-	-

Net assets	$323,174,155	$76,557,019	$17,405,956	$6,104,301	$7,598,236	$13,759,629	$8,417,378	$7,412,702	$3,108,180	$6,176,973

Outstanding units
Contract owners	14,691,990	3,677,023	1,371,460	721,269	980,466	651,848	426,051	636,533	184,399	477,877

UNIT VALUE
Panorama Premier	$29.26	$-	$12.64	$9.40	$-	$20.60	$-	$4.17	$-	$-
Panorama Passage®
Tier 1	22.03	-	12.55	9.28	-	20.35	-	4.11	-	-
Tier 2	21.66	-	12.40	9.13	-	20.00	-	4.05	-	-
Tier 3	22.83	-	12.79	9.61	-	21.06	-	4.26	-	-
Tier 4	22.20	-	12.54	9.34	-	20.48	-	4.14	-	-
MassMutual Artistry	19.56	-	12.85	8.42	-	18.31	-	4.04	-	-
MassMutual Transitions®
Custom Plan	24.42	-	13.08	8.87	-	22.30	-	15.61	-	-
Package Plan I	24.42	-	13.08	8.87	-	22.30	-	15.61	-	-
Package Plan II	23.45	-	12.73	8.52	-	21.41	-	14.99	-	-
Package Plan III	22.78	-	12.49	8.27	-	20.80	-	14.56	-	-
MassMutual EvolutionSM
Tier 1	19.79	-	12.49	7.25	-	18.75	-	14.69	-	12.91
Tier 2	19.03	-	12.11	6.97	-	18.02	-	14.13	-	12.85
Tier 3	18.57	-	11.88	6.80	-	17.59	-	13.78	-	12.81
Tier 4	19.00	-	12.11	6.96	-	18.00	-	14.11	-	12.85
Tier 5	18.26	-	11.75	6.69	-	17.30	-	13.56	-	12.79
Tier 6	17.82	-	11.52	6.53	-	16.88	-	13.23	-	12.75
Tier 7	18.89	-	12.02	6.92	-	17.89	-	14.02	-	12.84
Tier 8	18.13	-	11.66	6.64	-	17.17	-	13.46	-	12.78
Tier 9	-	18.45	11.90	-	6.77	-	17.47	-	13.68	12.81
Tier 10	-	19.33	12.36	-	7.09	-	18.31	-	14.34	12.88
Tier 11	-	17.71	11.54	-	6.50	-	16.77	-	13.13	12.75
Tier 12	-	18.92	12.10	-	6.94	-	17.92	-	14.04	12.82
Tier 13	-	17.42	11.35	-	6.39	-	16.50	-	12.92	12.68
Tier 14	-	18.14	11.70	-	6.66	-	17.19	-	13.46	12.74
MassMutual RetireEase SelectSM
Tier 1	13.23	-	10.22	5.78	-	15.57	-	12.92	-	-
Tier 2	13.67	-	10.57	5.98	-	16.10	-	13.35	-	-
MassMutual Transitions SelectSM
Tier 1	21.94	-	12.88	8.24	-	21.49	-	19.09	-	12.97
Tier 2	-	21.66	12.88	-	8.15	-	21.21	-	18.82	12.97
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013

	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

ASSETS
Investments
Number of shares	3,329,946	4,174,576	12,279,199	34,156,588	3,225,122	1,369,781	3,057,361	1,398,660	288,893	10,496,756

Identified cost	$30,443,230	$39,319,621	$119,540,892	$331,803,068	$57,584,590	$25,363,093	$32,673,201	$17,741,892	$3,116,798	$110,038,392

Value	$41,224,733	$51,305,542	$142,193,126	$393,483,899	$73,471,074	$31,160,597	$53,045,217	$24,014,985	$3,420,492	$119,663,024
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	13,222	-	287,863	-	-	-	-	9,188	95,477

Total assets	41,224,733	51,318,764	142,193,126	393,771,762	73,471,074	31,160,597	53,045,217	24,014,985	3,429,680	119,758,501

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	1,458	-	1,163	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	59,276	-	6,570	-	48,732	228,526	729,247	743,122	-	-

Total liabilities	59,276	-	6,570	-	50,190	228,526	730,410	743,122	-	-

NET ASSETS	$41,165,457	$51,318,764	$142,186,556	$393,771,762	$73,420,884	$30,932,071	$52,314,807	$23,271,863	$3,429,680	$119,758,501

Net Assets:
Accumulation units - value	$41,165,457	$51,318,764	$142,186,556	$393,771,762	$72,332,841	$30,932,071	$51,568,945	$23,271,863	$3,429,680	$119,758,501
Contracts in payout (annuitization) period	-	-	-	-	1,088,043	-	745,862	-	-	-

Net assets	$41,165,457	$51,318,764	$142,186,556	$393,771,762	$73,420,884	$30,932,071	$52,314,807	$23,271,863	$3,429,680	$119,758,501

Outstanding units
Contract owners	2,868,990	3,626,442	10,642,801	30,040,540	4,217,795	1,831,090	2,429,887	1,165,151	231,180	8,989,816

UNIT VALUE
Panorama Premier	$14.25	$-	$13.25	$-	$15.18	$-	$23.83	$-	$-	$13.20
Panorama Passage®
Tier 1	14.17	-	13.18	-	16.15	-	23.61	-	-	13.13
Tier 2	14.04	-	13.05	-	15.87	-	23.21	-	-	13.00
Tier 3	14.39	-	13.37	-	16.73	-	24.24	-	-	13.32
Tier 4	14.16	-	13.17	-	16.28	-	23.58	-	-	13.12
MassMutual Artistry	14.44	-	13.42	-	16.52	-	24.40	-	16.62	13.37
MassMutual Transitions®
Custom Plan	14.64	-	13.61	-	19.29	-	22.01	-	-	13.55
Package Plan I	14.64	-	13.61	-	19.29	-	22.01	-	-	13.55
Package Plan II	14.33	-	13.33	-	18.52	-	21.14	-	-	13.28
Package Plan III	14.12	-	13.13	-	18.00	-	20.53	-	-	13.08
MassMutual EvolutionSM
Tier 1	14.12	-	13.13	-	16.60	-	18.86	-	14.65	13.08
Tier 2	13.79	-	12.82	-	15.96	-	18.13	-	14.34	12.77
Tier 3	13.59	-	12.63	-	15.58	-	17.69	-	14.15	12.58
Tier 4	13.79	-	12.82	-	15.94	-	18.10	-	14.34	12.77
Tier 5	13.47	-	12.52	-	15.32	-	17.40	-	14.04	12.47
Tier 6	13.27	-	12.34	-	14.95	-	16.98	-	13.86	12.29
Tier 7	13.71	-	12.74	-	15.85	-	18.00	-	14.27	12.70
Tier 8	13.39	-	12.45	-	15.21	-	17.28	-	13.97	12.40
Tier 9	-	13.38	-	12.46	-	15.47	-	17.57	14.12	-
Tier 10	-	13.78	-	12.83	-	16.21	-	18.41	14.50	-
Tier 11	-	13.06	-	12.17	-	14.85	-	16.86	13.82	-
Tier 12	-	13.49	-	12.56	-	15.87	-	18.02	14.19	-
Tier 13	-	12.85	-	11.97	-	14.61	-	16.59	13.59	-
Tier 14	-	13.16	-	12.25	-	15.22	-	17.28	13.89	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	-	13.33	-	14.85	-	-	-
Tier 2	-	-	-	-	13.77	-	15.34	-	-	-
MassMutual Transitions SelectSM
Tier 1	14.46	-	13.44	-	18.01	-	21.52	-	14.97	13.39
Tier 2	-	14.26	-	13.28	-	17.77	-	21.23	14.97	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)		(Initial Class)

ASSETS
Investments
Number of shares	28,945,521	44,431,364	1,072,900	1,577,272	18,808,028	4,229,596	3,134,675	976,236	267,706	19,567,796

Identified cost	$304,640,115	$419,817,724	$22,230,669	$32,175,198	$181,534,966	$39,508,077	$46,058,676	$17,845,604	$3,707,110	$182,946,757

Value	$327,663,292	$545,617,153	$29,563,396	$43,121,171	$253,344,136	$56,634,294	$72,536,381	$22,180,085	$4,170,865	$219,550,668
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	519,603	-	-	-	-	-	-	-	920,579

Total assets	327,663,292	546,136,756	29,563,396	43,121,171	253,344,136	56,634,294	72,536,381	22,180,085	4,170,865	220,471,247

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	133	-	2,476	-	-	-	-	2,002
Payable to Massachusetts Mutual Life Insurance Company	622,071	-	295,280	1,530,545	4,105,448	2,040,210	69,910	734,308	247	-

Total liabilities	622,071	-	295,413	1,530,545	4,107,924	2,040,210	69,910	734,308	247	2,002

NET ASSETS	$327,041,221	$546,136,756	$29,267,983	$41,590,626	$249,236,212	$54,594,084	$72,466,471	$21,445,777	$4,170,618	$220,469,245

Net Assets:
Accumulation units - value	$327,041,221	$546,136,756	$29,147,559	$41,590,626	$247,366,320	$54,594,084	$71,161,840	$21,445,777	$4,170,618	$218,861,457
Contracts in payout (annuitization) period	-	-	120,424	-	1,869,892	-	1,304,631	-	-	1,607,788

Net assets	$327,041,221	$546,136,756	$29,267,983	$41,590,626	$249,236,212	$54,594,084	$72,466,471	$21,445,777	$4,170,618	$220,469,245

Outstanding units
Contract owners	25,176,788	41,568,428	1,844,640	2,561,118	13,837,402	3,142,997	4,839,127	1,247,747	297,902	13,526,887

UNIT VALUE
Panorama Premier	$-	$-	$12.52	$-	$21.68	$-	$13.74	$-	$13.99	$15.12
Panorama Passage®
Tier 1	-	-	13.97	-	21.47	-	14.34	-	13.97	15.31
Tier 2	-	-	13.74	-	21.11	-	14.10	-	13.93	15.06
Tier 3	-	-	14.48	-	22.05	-	14.86	-	14.03	15.87
Tier 4	-	-	14.08	-	21.45	-	14.46	-	13.97	15.44
MassMutual Artistry	-	16.71	14.75	-	22.19	-	12.88	-	14.04	14.09
MassMutual Transitions®
Custom Plan	-	-	18.30	-	19.44	-	18.60	-	14.10	17.40
Package Plan I	-	-	18.30	-	19.44	-	18.60	-	14.10	17.40
Package Plan II	-	-	17.57	-	18.67	-	17.86	-	14.02	16.71
Package Plan III	-	-	17.07	-	18.13	-	17.35	-	13.96	16.23
MassMutual EvolutionSM
Tier 1	-	13.03	15.71	-	16.73	-	16.15	-	13.96	15.27
Tier 2	-	12.76	15.11	-	16.08	-	15.52	-	13.86	14.68
Tier 3	-	12.59	14.74	-	15.69	-	15.15	-	13.81	14.32
Tier 4	-	12.76	15.08	-	16.06	-	15.50	-	13.86	14.65
Tier 5	-	12.49	14.50	-	15.44	-	14.90	-	13.77	14.09
Tier 6	-	12.33	14.15	-	15.06	-	14.54	-	13.71	13.75
Tier 7	-	12.69	15.00	-	15.96	-	15.41	-	13.84	14.57
Tier 8	-	12.43	14.39	-	15.32	-	14.79	-	13.75	13.99
Tier 9	12.38	12.56	-	14.64	-	15.59	-	15.04	13.80	-
Tier 10	12.76	12.90	-	15.34	-	16.34	-	15.76	13.91	-
Tier 11	12.09	12.29	-	14.06	-	14.97	-	14.44	13.70	-
Tier 12	12.49	12.63	-	15.02	-	16.00	-	15.43	13.82	-
Tier 13	11.90	12.09	-	13.83	-	14.72	-	14.21	13.60	-
Tier 14	12.18	12.35	-	14.40	-	15.34	-	14.80	13.69	-
MassMutual RetireEase SelectSM
Tier 1	-	-	10.80	-	11.79	-	12.21	-	-	9.41
Tier 2	-	-	11.17	-	12.19	-	12.62	-	-	9.73
MassMutual Transitions SelectSM
Tier 1	-	13.31	17.01	-	18.13	-	17.97	-	14.05	16.78
Tier 2	13.20	13.31	-	16.79	-	17.90	-	17.73	14.05	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	14.22	-	-	-
Tier 2	-	-	-	-	-	-	14.33	-	-	-
Tier 3	-	-	-	-	-	-	14.61	-	-	-
Tier 4	-	-	-	-	-	-	14.61	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013

	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)

ASSETS
Investments
Number of shares	758,248	81,493	152,805	548,745	550,494	286,085	6,719,382	7,760,544	1,451,767	52,901,626

Identified cost	$6,727,527	$1,000,863	$2,165,368	$4,729,332	$5,267,253	$2,691,035	$68,338,638	$72,181,452	$11,121,963	$486,675,191

Value	$8,462,052	$1,173,497	$2,348,615	$6,826,381	$6,815,111	$3,613,251	$95,012,064	$93,747,376	$17,450,242	$624,239,186
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	-	-

Total assets	8,462,052	1,173,497	2,348,615	6,826,381	6,815,111	3,613,251	95,012,064	93,747,376	17,450,242	624,239,186

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	-	-	-	-	-	5,711	-	-
Payable to Massachusetts Mutual Life Insurance Company	115,355	113	148	54,813	157,554	2,114	2,954,090	331,565	303,733	27,297

Total liabilities	115,355	113	148	54,813	157,554	2,114	2,954,090	337,276	303,733	27,297

NET ASSETS	$8,346,697	$1,173,384	$2,348,467	$6,771,568	$6,657,557	$3,611,137	$92,057,974	$93,410,100	$17,146,509	$624,211,889

Net Assets:
Accumulation units - value	$8,346,697	$1,173,384	$2,348,467	$6,658,769	$6,657,557	$3,611,137	$92,057,974	$93,097,829	$17,146,509	$624,211,889
Contracts in payout (annuitization) period	-	-	-	112,799	-	-	-	312,271	-	-

Net assets	$8,346,697	$1,173,384	$2,348,467	$6,771,568	$6,657,557	$3,611,137	$92,057,974	$93,410,100	$17,146,509	$624,211,889

Outstanding units
Contract owners	523,577	93,132	178,468	465,015	457,916	317,507	6,180,433	5,205,720	1,166,835	44,670,476

UNIT VALUE
Panorama Premier	$-	$12.56	$13.15	$-	$-	$11.88	$-	$18.50	$-	$13.89
Panorama Passage®
Tier 1	-	12.54	13.13	-	-	11.57	-	18.32	-	13.82
Tier 2	-	12.51	13.10	-	-	11.37	-	18.01	-	13.68
Tier 3	-	12.60	13.19	-	-	11.99	-	18.82	-	14.02
Tier 4	-	12.54	13.13	-	-	11.66	-	18.30	-	13.81
MassMutual Artistry	-	12.61	13.20	-	-	8.40	21.05	18.94	-	14.07
MassMutual Transitions®
Custom Plan	-	12.66	13.25	14.37	-	-	-	19.41	-	14.27
Package Plan I	-	12.66	13.25	14.37	-	-	-	19.41	-	14.27
Package Plan II	-	12.58	13.18	13.80	-	-	-	18.70	-	13.97
Package Plan III	-	12.53	13.12	13.40	-	-	-	18.20	-	13.77
MassMutual EvolutionSM
Tier 1	-	12.53	13.12	13.31	-	-	14.72	13.90	-	13.77
Tier 2	-	12.45	13.03	12.79	-	-	14.41	13.37	-	13.44
Tier 3	-	12.40	12.98	12.48	-	-	14.22	13.04	-	13.24
Tier 4	-	12.45	13.03	12.77	-	-	14.41	13.35	-	13.44
Tier 5	-	12.37	12.95	12.28	-	-	14.11	12.83	-	13.13
Tier 6	-	12.31	12.89	11.98	-	-	13.92	12.52	-	12.93
Tier 7	-	12.43	13.01	12.70	-	-	14.34	13.27	-	13.36
Tier 8	-	12.34	12.93	12.19	-	-	14.03	12.74	-	13.05
Tier 9	14.22	12.39	12.97	-	12.46	-	14.18	-	12.95	-
Tier 10	14.90	12.49	13.08	-	13.06	-	14.57	-	13.57	-
Tier 11	13.65	12.30	12.88	-	11.96	-	13.89	-	12.44	-
Tier 12	14.59	12.41	12.99	-	12.79	-	14.26	-	13.29	-
Tier 13	13.43	12.21	12.79	-	11.77	-	13.66	-	12.23	-
Tier 14	13.99	12.29	12.87	-	12.26	-	13.95	-	12.74	-
MassMutual RetireEase SelectSM
Tier 1	-	-	-	10.80	-	-	-	11.04	-	-
Tier 2	-	-	-	11.17	-	-	-	11.41	-	-
MassMutual Transitions SelectSM
Tier 1	-	12.61	13.21	15.76	-	-	15.04	15.45	-	14.10
Tier 2	16.55	12.61	13.21	-	15.63	-	15.04	-	15.25	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013

	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)

ASSETS
Investments
Number of shares	84,782,486	1,646,282	2,612,304	1,293,025	22,455,557	4,960,122	4,275,811	1,400,723	131,311	16,254,869

Identified cost	$685,785,006	$17,708,012	$24,162,490	$11,632,204	$243,098,770	$56,268,574	$39,350,392	$13,777,210	$1,454,738	$205,535,629

Value	$995,346,387	$18,125,560	$30,302,723	$14,882,718	$232,415,017	$51,188,456	$48,188,393	$20,492,583	$1,905,320	$202,191,110
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	361,563	2,583	-	-	13,826,757	2,713,002	-	-	-	5,738,307

Total assets	995,707,950	18,128,143	30,302,723	14,882,718	246,241,774	53,901,458	48,188,393	20,492,583	1,905,320	207,929,417

LIABILITIES
Annuitant mortality fluctuation reserve	-	-	27	-	3,413	-	-	-	-	4,798
Payable to Massachusetts Mutual Life Insurance Company	-	-	110,135	111,732	-	-	920,391	102,498	56,305	-

Total liabilities	-	-	110,162	111,732	3,413	-	920,391	102,498	56,305	4,798

NET ASSETS	$995,707,950	$18,128,143	$30,192,561	$14,770,986	$246,238,361	$53,901,458	$47,268,002	$20,390,085	$1,849,015	$207,924,619

Net Assets:
Accumulation units - value	$995,707,950	$18,128,143	$29,889,988	$14,770,986	$243,940,397	$53,901,458	$47,268,002	$20,363,188	$1,849,015	$205,900,378
Contracts in payout (annuitization) period	-	-	302,573	-	2,297,964	-	-	26,897	-	2,024,241

Net assets	$995,707,950	$18,128,143	$30,192,561	$14,770,986	$246,238,361	$53,901,458	$47,268,002	$20,390,085	$1,849,015	$207,924,619

Outstanding units
Contract owners	72,065,816	1,306,534	1,860,634	994,981	19,486,012	4,390,433	3,738,945	1,327,852	114,555	14,482,653

UNIT VALUE
Panorama Premier	$-	$13.85	$17.68	$-	$13.26	$-	$-	$11.93	$-	$-
Panorama Passage®
Tier 1	-	13.80	13.69	-	13.13	-	-	12.10	-	17.89
Tier 2	-	13.72	13.46	-	12.91	-	-	11.90	-	17.59
Tier 3	-	13.93	14.19	-	13.49	-	-	12.54	-	18.54
Tier 4	-	13.80	13.80	-	13.12	-	-	12.20	-	18.03
MassMutual Artistry	-	13.96	12.73	-	13.57	-	16.85	9.68	-	17.75
MassMutual Transitions®
Custom Plan	-	14.08	16.82	-	13.91	-	-	16.54	-	16.11
Package Plan I	-	14.08	16.82	-	13.91	-	-	16.54	-	16.11
Package Plan II	-	13.90	16.15	-	13.40	-	-	15.88	-	15.47
Package Plan III	-	13.77	15.69	-	13.05	-	-	15.43	-	15.03
MassMutual EvolutionSM
Tier 1	-	13.77	14.20	-	12.23	-	12.47	14.60	-	13.50
Tier 2	-	13.57	13.65	-	11.76	-	12.21	14.04	-	12.98
Tier 3	-	13.45	13.32	-	11.48	-	12.04	13.70	-	12.66
Tier 4	-	13.57	13.63	-	11.74	-	12.21	14.02	-	12.96
Tier 5	-	13.37	13.11	-	11.29	-	11.95	13.48	-	12.46
Tier 6	-	13.25	12.79	-	11.02	-	11.79	13.15	-	12.15
Tier 7	-	13.52	13.55	-	11.68	-	12.14	13.94	-	12.88
Tier 8	-	13.32	13.01	-	11.21	-	11.89	13.38	-	12.37
Tier 9	13.05	13.42	-	13.24	-	11.39	12.01	-	13.60	-
Tier 10	13.44	13.67	-	13.87	-	11.93	12.34	-	14.25	-
Tier 11	12.74	13.23	-	12.70	-	10.93	11.76	-	13.05	-
Tier 12	13.16	13.47	-	13.58	-	11.68	12.08	-	13.95	-
Tier 13	12.54	13.01	-	12.50	-	10.75	11.57	-	12.84	-
Tier 14	12.84	13.20	-	13.02	-	11.20	11.82	-	13.37	-
MassMutual RetireEase SelectSM
Tier 1	-	-	10.25	-	11.94	-	-	12.97	-	12.70
Tier 2	-	-	10.59	-	12.34	-	-	13.40	-	13.13
MassMutual Transitions SelectSM
Tier 1	-	13.97	15.62	-	12.72	-	12.74	17.64	-	14.07
Tier 2	13.92	13.97	-	15.42	-	12.54	12.74	-	17.40	-
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

ASSETS
Investments
Number of shares	13,026,956	11,769,973	1,980,342	5,434,254	2,763,550	16,441,120	1,770,448	34,406,055	123,069,683	92,655,144

Identified cost	$168,081,715	$137,254,613	$22,033,146	$58,518,170	$33,332,239	$160,487,537	$18,404,273	$327,576,886	$1,183,121,175	$92,563,851

Value	$161,777,375	$168,714,131	$28,224,217	$90,154,281	$45,266,949	$224,421,291	$23,989,566	$416,313,265	$1,479,297,585	$92,562,118
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	9,267,156	3,722,916	198,885	-	-	-	-	198,566	1,335,182	774,527

Total assets	171,044,531	172,437,047	28,423,102	90,154,281	45,266,949	224,421,291	23,989,566	416,511,831	1,480,632,767	93,336,645

LIABILITIES
Annuitant mortality fluctuation reserve	-	1,824	-	210	-	2,573	-	-	-	3,798
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	661,520	1,395,725	2,568,467	646,930	-	-	-

Total liabilities	-	1,824	-	661,730	1,395,725	2,571,040	646,930	-	-	3,798

NET ASSETS	$171,044,531	$172,435,223	$28,423,102	$89,492,551	$43,871,224	$221,850,251	$23,342,636	$416,511,831	$1,480,632,767	$93,332,847

Net Assets:
Accumulation units - value	$171,044,531	$171,227,453	$28,423,102	$88,829,769	$43,871,224	$220,273,719	$23,342,636	$416,511,831	$1,480,632,767	$91,866,450
Contracts in payout (annuitization) period	-	1,207,770	-	662,782	-	1,576,532	-	-	-	1,466,397

Net assets	$171,044,531	$172,435,223	$28,423,102	$89,492,551	$43,871,224	$221,850,251	$23,342,636	$416,511,831	$1,480,632,767	$93,332,847

Outstanding units
Contract owners	12,588,464	11,897,114	2,021,098	3,507,941	2,450,201	10,206,141	1,136,213	30,402,577	110,205,721	9,801,023

UNIT VALUE
Panorama Premier	$11.97	$13.12	$-	$44.07	$-	$27.60	$-	$13.59	$-	$9.38
Panorama Passage®
Tier 1	-	12.96	-	32.84	-	29.41	-	13.52	-	9.33
Tier 2	-	12.74	-	32.28	-	28.91	-	13.39	-	9.24
Tier 3	-	13.41	-	34.03	-	30.48	-	13.72	-	9.47
Tier 4	-	13.05	-	33.10	-	29.64	-	13.51	-	9.33
MassMutual Artistry	-	13.41	-	25.99	-	30.81	-	13.77	-	9.50
MassMutual Transitions®
Custom Plan	-	16.56	-	28.95	-	24.49	-	13.96	-	9.63
Package Plan I	-	16.56	-	28.95	-	24.49	-	13.96	-	9.63
Package Plan II	-	15.90	-	27.80	-	23.52	-	13.67	-	9.44
Package Plan III	-	15.45	-	27.00	-	22.85	-	13.47	-	9.30
MassMutual EvolutionSM
Tier 1	-	13.42	-	17.88	-	19.98	-	13.47	-	9.30
Tier 2	-	12.91	-	17.34	-	19.21	-	13.15	-	9.08
Tier 3	-	12.59	-	17.01	-	18.74	-	12.96	-	8.95
Tier 4	-	12.89	-	17.34	-	19.18	-	13.15	-	9.08
Tier 5	-	12.39	-	16.82	-	18.44	-	12.84	-	8.87
Tier 6	-	12.09	-	16.50	-	17.99	-	12.65	-	8.74
Tier 7	-	12.81	-	17.22	-	19.07	-	13.07	-	9.03
Tier 8	-	12.30	-	16.70	-	18.31	-	12.77	-	8.81
Tier 9	12.58	-	12.51	-	16.81	-	18.62	-	12.77	8.93
Tier 10	13.18	-	13.11	-	17.46	-	19.51	-	13.15	9.20
Tier 11	12.08	-	12.01	-	16.30	-	17.87	-	12.47	8.72
Tier 12	12.90	-	12.83	-	17.10	-	19.10	-	12.88	9.01
Tier 13	11.88	-	11.81	-	16.04	-	17.58	-	12.26	8.58
Tier 14	12.37	-	12.31	-	16.54	-	18.32	-	12.56	8.78
MassMutual RetireEase SelectSM
Tier 1	-	9.91	-	15.65	-	14.07	-	-	-	9.71
Tier 2	-	10.24	-	16.17	-	14.54	-	-	-	9.67
MassMutual Transitions SelectSM
Tier 1	-	14.85	-	18.44	-	21.40	-	13.79	-	9.52
Tier 2	13.89	-	14.66	-	18.20	-	21.12	-	13.61	9.52
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	9.55
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	9.64

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013

	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

ASSETS
Investments
Number of shares	1,825,508	3,380,154	720,650	6,941,269	365,503	394,854	12,563,587	951,632	779,726	993,918

Identified cost	$18,423,451	$25,335,166	$6,460,666	$109,330,092	$6,275,388	$7,295,738	$93,977,219	$8,707,656	$8,520,789	$10,568,251

Value	$18,145,552	$37,077,206	$7,831,276	$158,310,213	$8,202,657	$9,330,395	$173,377,498	$13,056,392	$7,976,595	$10,227,412
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	59,912	-	-	-	-	-	-	-	211,047	8,722

Total assets	18,205,464	37,077,206	7,831,276	158,310,213	8,202,657	9,330,395	173,377,498	13,056,392	8,187,642	10,236,134

LIABILITIES
Annuitant mortality fluctuation reserve	-	52	-	2,425	-	-	1,352	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	143,686	157,646	4,188,906	331,836	94,324	3,156,892	332,070	-	-

Total liabilities	-	143,738	157,646	4,191,331	331,836	94,324	3,158,244	332,070	-	-

NET ASSETS	$18,205,464	$36,933,468	$7,673,630	$154,118,882	$7,870,821	$9,236,071	$170,219,254	$12,724,322	$8,187,642	$10,236,134

Net Assets:
Accumulation units - value	$18,205,464	$36,751,463	$7,673,630	$152,972,072	$7,870,821	$9,236,071	$169,021,332	$12,724,322	$8,187,642	$10,236,134
Contracts in payout (annuitization) period	-	182,005	-	1,146,810	-	-	1,197,922	-	-	-

Net assets	$18,205,464	$36,933,468	$7,673,630	$154,118,882	$7,870,821	$9,236,071	$170,219,254	$12,724,322	$8,187,642	$10,236,134

Outstanding units
Contract owners	1,742,169	1,743,307	410,793	6,535,770	340,967	421,704	8,624,399	679,762	718,136	1,015,531

UNIT VALUE
Panorama Premier	$10.45	$26.23	$-	$27.99	$-	$-	$25.71	$-	$-	$10.07
Panorama Passage®
Tier 1	10.42	23.76	-	24.87	-	-	25.47	-	-	10.06
Tier 2	10.36	23.36	-	24.45	-	-	25.04	-	-	10.03
Tier 3	10.51	24.62	-	25.77	-	-	26.16	-	-	10.10
Tier 4	10.41	23.95	-	25.07	-	-	25.44	-	-	10.06
MassMutual Artistry	10.54	22.51	-	17.43	-	22.06	26.32	-	14.01	10.11
MassMutual Transitions®
Custom Plan	10.62	21.52	-	26.67	-	-	26.98	-	-	10.15
Package Plan I	10.62	21.52	-	26.67	-	-	26.98	-	-	10.15
Package Plan II	10.49	20.66	-	25.61	-	-	25.99	-	-	10.09
Package Plan III	10.39	20.07	-	24.88	-	-	25.31	-	-	10.05
MassMutual EvolutionSM
Tier 1	10.39	17.67	-	20.58	-	21.68	18.17	-	11.21	10.05
Tier 2	10.24	16.99	-	19.78	-	21.28	17.47	-	10.97	9.98
Tier 3	10.15	16.57	-	19.30	-	21.04	17.04	-	10.83	9.94
Tier 4	10.24	16.96	-	19.75	-	21.28	17.44	-	10.97	9.98
Tier 5	10.09	16.30	-	18.99	-	20.89	16.77	-	10.74	9.91
Tier 6	10.00	15.91	-	18.53	-	20.65	16.36	-	10.60	9.87
Tier 7	10.20	16.86	-	19.64	-	21.18	17.34	-	10.91	9.96
Tier 8	10.06	16.19	-	18.85	-	20.79	16.64	-	10.69	9.90
Tier 9	10.13	-	16.43	-	19.17	20.99	-	16.93	10.80	9.93
Tier 10	10.32	-	17.22	-	20.09	21.48	-	17.74	11.09	10.01
Tier 11	9.98	-	15.78	-	18.40	20.60	-	16.25	10.57	9.86
Tier 12	10.17	-	16.86	-	19.66	21.09	-	17.37	10.86	9.95
Tier 13	9.82	-	15.52	-	18.10	20.26	-	15.99	10.40	9.79
Tier 14	9.96	-	16.17	-	18.86	20.64	-	16.65	10.62	9.86
MassMutual RetireEase SelectSM
Tier 1	-	13.52	-	14.67	-	-	12.12	-	-	-
Tier 2	-	13.98	-	15.16	-	-	12.53	-	-	-
MassMutual Transitions SelectSM
Tier 1	10.55	20.23	-	24.48	-	22.09	19.39	-	11.45	10.11
Tier 2	10.55	-	19.93	-	24.15	22.09	-	19.14	11.45	10.11
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013

	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Income Sub-Account	Oppenheimer Capital Income Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Strategic Income Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)

ASSETS
Investments
Number of shares	136,159	4,529,121	8,798	967,862	490,010	86,203	2,242,004	870,747	6,503,831	11,729,268

Identified cost	$5,575,213	$173,073,244	$90,518	$12,756,914	$4,714,594	$4,474,398	$90,216,648	$25,660,991	$188,682,349	$63,504,002

Value	$7,811,451	$262,145,497	$120,179	$13,395,214	$3,836,781	$6,225,583	$167,051,687	$35,239,115	$265,746,517	$64,510,976
Dividends receivable	-	-	-	-	-	-	-	-	-	-
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-	-	-	3,481,295

Total assets	7,811,451	262,145,497	120,179	13,395,214	3,836,781	6,225,583	167,051,687	35,239,115	265,746,517	67,992,271

LIABILITIES
Annuitant mortality fluctuation reserve	-	3,868	-	1,257	-	-	1,828	-	4,803	-
Payable to Massachusetts Mutual Life Insurance Company	121,426	8,115,247	24	531	150	87,215	1,293,814	656,180	1,779,574	-

Total liabilities	121,426	8,119,115	24	1,788	150	87,215	1,295,642	656,180	1,784,377	-

NET ASSETS	$7,690,025	$254,026,382	$120,155	$13,393,426	$3,836,631	$6,138,368	$165,756,045	$34,582,935	$263,962,140	$67,992,271

Net Assets:
Accumulation units - value	$7,690,025	$252,234,020	$120,155	$13,348,809	$3,836,631	$6,138,368	$164,531,386	$34,582,935	$262,149,739	$67,992,271
Contracts in payout (annuitization) period	-	1,792,362	-	44,617	-	-	1,224,659	-	1,812,401	-

Net assets	$7,690,025	$254,026,382	$120,155	$13,393,426	$3,836,631	$6,138,368	$165,756,045	$34,582,935	$263,962,140	$67,992,271

Outstanding units
Contract owners	502,525	16,061,660	10,515	1,052,026	291,383	352,391	9,613,078	1,693,626	12,160,557	4,528,418

UNIT VALUE
Panorama Premier	$-	$15.14	$-	$12.48	$13.17	$-	$13.36	$-	$26.87	$-
Panorama Passage®
Tier 1	-	15.22	-	12.33	-	-	13.23	-	26.62	-
Tier 2	-	14.96	-	12.12	-	-	13.01	-	26.17	-
Tier 3	-	15.77	-	12.76	-	-	13.71	-	27.59	-
Tier 4	-	15.34	-	12.41	-	-	13.34	-	26.83	-
MassMutual Artistry	-	10.98	-	12.46	-	-	7.30	-	18.38	-
MassMutual Transitions®
Custom Plan	-	16.53	-	13.43	-	-	18.32	-	23.52	-
Package Plan I	-	16.53	-	13.43	-	-	18.32	-	23.52	-
Package Plan II	-	15.87	-	12.89	-	-	17.59	-	22.59	-
Package Plan III	-	15.42	-	12.52	-	-	17.09	-	21.94	-
MassMutual EvolutionSM
Tier 1	-	14.48	-	10.89	-	-	16.42	-	18.90	-
Tier 2	-	13.92	-	10.47	-	-	15.79	-	18.17	-
Tier 3	-	13.59	-	10.21	-	-	15.41	-	17.73	-
Tier 4	-	13.90	-	10.45	-	-	15.77	-	18.14	-
Tier 5	-	13.37	-	10.05	-	-	15.16	-	17.44	-
Tier 6	-	13.04	-	9.81	-	-	14.79	-	17.02	-
Tier 7	-	13.82	-	10.39	-	-	15.67	-	18.04	-
Tier 8	-	13.27	-	9.98	-	-	15.05	-	17.31	-
Tier 9	13.49	-	10.14	-	-	15.30	-	17.61	-	13.92
Tier 10	14.14	-	10.63	-	-	16.03	-	18.45	-	14.58
Tier 11	12.95	-	9.74	-	-	14.69	-	16.90	-	13.36
Tier 12	13.84	-	10.40	-	-	15.69	-	18.06	-	14.27
Tier 13	12.74	-	-	-	-	14.45	-	16.63	-	13.14
Tier 14	13.27	-	-	-	-	15.05	-	17.32	-	13.69
MassMutual RetireEase SelectSM
Tier 1	-	11.85	-	8.68	-	-	12.16	-	11.98	-
Tier 2	-	12.25	-	8.97	-	-	12.56	-	12.38	-
MassMutual Transitions SelectSM
Tier 1	-	16.34	-	11.92	-	-	18.36	-	21.84	-
Tier 2	16.13	-	11.76	-	-	18.11	-	21.55	-	15.26
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2013

	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)

ASSETS
Investments
Number of shares	56,266,407	8,277,681	21,618,614	127,538	1,258,676	16,417,099	2,835,101

Identified cost	$300,863,164	$15,625,443	$38,526,369	$2,961,413	$25,725,926	$16,417,099	$22,088,890

Value	$302,713,271	$22,018,631	$55,559,838	$3,952,394	$39,321,040	$16,417,099	$17,152,359
Dividends receivable	-	-	-	-	-	41	-
Receivable from Massachusetts Mutual Life Insurance Company	8,831,013	-	-	-	-	-	976,213

Total assets	311,544,284	22,018,631	55,559,838	3,952,394	39,321,040	16,417,140	18,128,572

LIABILITIES
Annuitant mortality fluctuation reserve	8,898	-	450	-	474	6,866	229
Payable to Massachusetts Mutual Life Insurance Company	-	346,576	364,685	52,070	83,314	7,578	-

Total liabilities	8,898	346,576	365,135	52,070	83,788	14,444	229

NET ASSETS	$311,535,386	$21,672,055	$55,194,703	$3,900,324	$39,237,252	$16,402,696	$18,128,343

Net Assets:
Accumulation units - value	$309,115,775	$21,672,055	$54,407,587	$3,900,324	$39,184,642	$16,128,275	$17,858,525
Contracts in payout (annuitization) period	2,419,611	-	787,116	-	52,610	274,421	269,818

Net assets	$311,535,386	$21,672,055	$55,194,703	$3,900,324	$39,237,252	$16,402,696	$18,128,343

Outstanding units
Contract owners	19,364,388	947,242	2,352,817	228,374	2,307,901	1,513,228	2,086,979

UNIT VALUE
Panorama Premier	$20.35	$-	$32.45	$-	$14.66	$12.60	$8.60
Panorama Passage®
Tier 1	19.99	-	20.99	-	14.98	10.88	8.54
Tier 2	19.65	-	20.63	-	14.73	10.70	8.43
Tier 3	20.71	-	21.75	-	15.52	11.28	8.70
Tier 4	20.14	-	21.15	-	15.10	10.97	8.53
MassMutual Artistry	19.99	-	15.34	-	13.47	10.93	8.74
MassMutual Transitions®
Custom Plan	19.41	-	24.52	-	18.39	10.73	8.90
Package Plan I	19.41	-	24.52	-	18.39	10.73	8.90
Package Plan II	18.64	-	23.55	-	17.66	10.30	8.66
Package Plan III	18.11	-	22.88	-	17.16	10.01	8.50
MassMutual EvolutionSM
Tier 1	14.95	-	21.07	-	16.11	10.08	8.50
Tier 2	14.38	-	20.26	-	15.49	9.69	8.24
Tier 3	14.03	-	19.76	-	15.11	9.45	8.08
Tier 4	14.35	-	20.22	-	15.47	9.67	8.24
Tier 5	13.80	-	19.44	-	14.87	9.30	7.99
Tier 6	13.46	-	18.97	-	14.51	9.08	7.84
Tier 7	14.27	-	20.11	-	15.38	9.62	8.18
Tier 8	13.70	-	19.30	-	14.76	9.23	7.93
Tier 9	-	19.60	-	15.01	-	-	8.09
Tier 10	-	20.54	-	15.73	-	-	8.41
Tier 11	-	18.81	-	14.41	-	-	7.85
Tier 12	-	20.10	-	15.40	-	-	8.23
Tier 13	-	18.51	-	14.18	-	-	7.72
Tier 14	-	19.28	-	14.77	-	-	7.96
MassMutual RetireEase SelectSM
Tier 1	12.50	-	11.72	-	12.15	-	8.71
Tier 2	12.92	-	12.11	-	12.55	-	9.00
MassMutual Transitions SelectSM
Tier 1	15.49	-	24.39	-	18.03	10.51	8.76
Tier 2	-	24.03	-	17.80	-	-	8.76
MassMutual Equity EdgeSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2013

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)
Investment income
Dividends	$3,228,210	$580,574	$952,125	$131,340	$120,277	$84,491	$37,280	$-	$-	$17,242

Expenses
Mortality and expense risk fees and administrative charges	3,815,670	851,421	219,172	62,722	66,383	137,077	83,246	75,266	34,435	30,011

Net investment income (loss)	(587,460)	(270,847)	732,953	68,618	53,894	(52,586)	(45,966)	(75,266)	(34,435)	(12,769)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,420,528)	1,802,341	949,592	596,629	293,514	906,520	596,358	633,632	70,463	13,715
Realized gain distribution	85,958	20,331	-	-	-	-	-	562,678	223,177	-

Realized gain (loss)	(2,334,570)	1,822,672	949,592	596,629	293,514	906,520	596,358	1,196,310	293,640	13,715

Change in net unrealized appreciation/depreciation of investments	83,907,536	14,709,340	(1,291,194)	797,528	773,507	3,170,029	1,199,452	367,546	285,067	542,909

Net gain (loss) on investments	81,572,966	16,532,012	(341,602)	1,394,157	1,067,021	4,076,549	1,795,810	1,563,856	578,707	556,624

Net increase (decrease) in net assets resulting from operations	80,985,506	16,261,165	391,351	1,462,775	1,120,915	4,023,963	1,749,844	1,488,590	544,272	543,855

Capital transactions:
Transfer of net premiums	4,547,715	11,805,137	2,136,463	254,668	1,575,530	514,647	1,468,442	175,693	455,608	2,853,293
Transfers due to death benefits	(1,762,095)	(407,793)	(75,010)	(20,534)	(37,788)	(50,774)	(439)	(40,752)	(23,651)	(14,400)
Transfers due to annuity benefit payments	(247,347)	-	(22,874)	(11,510)	-	(11,747)	-	(2,646)	-	-
Transfers due to withdrawal of funds	(34,209,177)	(2,173,434)	(1,420,402)	(735,622)	(97,290)	(1,694,639)	(163,585)	(846,908)	(97,331)	(67,561)
Transfers due to loans, net of repayments	(16,228)	-	2,352	(174)	-	(10,590)	-	6,756	-	-
Transfers due to cost of insurance	(958,313)	(171,645)	(44,915)	(6,948)	(7,631)	(18,047)	(6,954)	(11,332)	(2,222)	(987)
Transfers due to contingent deferred sales charges	(1,579)	-	(25)	(38)	-	(301)	-	(119)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(26,826)	-	(7,457)	(6,011)	-	(1,882)	-	(2,320)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(20,864,436)	(460,842)	264,262	67,925	2,332,927	703,070	2,386,855	(243,963)	224,631	2,720,900

Net increase (decrease) in net assets resulting from capital transactions	(53,538,286)	8,591,423	832,394	(458,244)	3,765,748	(570,263)	3,684,319	(965,591)	557,035	5,491,245

Total increase (decrease)	27,447,220	24,852,588	1,223,745	1,004,531	4,886,663	3,453,700	5,434,163	522,999	1,101,307	6,035,100

NET ASSETS, at beginning of the year	295,726,935	51,704,431	16,182,211	5,099,770	2,711,573	10,305,929	2,983,215	6,889,703	2,006,873	141,873

NET ASSETS, at end of the year	$323,174,155	$76,557,019	$17,405,956	$6,104,301	$7,598,236	$13,759,629	$8,417,378	$7,412,702	$3,108,180	$6,176,973

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2013

	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Investment income
Dividends	$441,142	$459,342	$3,301,200	$7,836,450	$1,418,839	$488,868	$102,889	$9,913	$37,449	$2,750,821

Expenses
Mortality and expense risk fees and administrative charges	484,072	546,154	1,741,655	4,840,638	812,414	383,751	529,009	257,057	42,105	1,509,723

Net investment income (loss)	(42,930)	(86,812)	1,559,545	2,995,812	606,425	105,117	(426,120)	(247,144)	(4,656)	1,241,098

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	907,236	2,024,444	2,936,365	6,731,244	2,902,893	672,411	3,551,028	1,030,801	(114,666)	7,118,134
Realized gain distribution	2,180,665	2,660,137	6,058,417	15,677,018	-	-	4,043,782	1,635,935	72,968	3,459,998

Realized gain (loss)	3,087,901	4,684,581	8,994,782	22,408,262	2,902,893	672,411	7,594,810	2,666,736	(41,698)	10,578,132

Change in net unrealized appreciation/depreciation of investments	5,552,162	5,078,463	6,465,869	16,508,718	8,356,433	3,611,259	8,725,908	3,786,528	313,369	(256,660)

Net gain (loss) on investments	8,640,063	9,763,044	15,460,651	38,916,980	11,259,326	4,283,670	16,320,718	6,453,264	271,671	10,321,472

Net increase (decrease) in net assets resulting from operations	8,597,133	9,676,232	17,020,196	41,912,792	11,865,751	4,388,787	15,894,598	6,206,120	267,015	11,562,570

Capital transactions:
Transfer of net premiums	734,338	5,636,470	2,394,402	50,704,272	968,531	3,497,403	832,162	3,085,225	225,086	3,202,177
Transfers due to death benefits	-	(593,599)	(1,668,556)	(1,237,532)	(491,579)	(147,888)	(318,365)	(150,786)	(137,482)	(906,672)
Transfers due to annuity benefit payments	-	-	-	-	(91,638)	-	(52,558)	-	-	-
Transfers due to withdrawal of funds	(2,012,297)	(1,435,547)	(8,978,374)	(14,388,606)	(7,355,004)	(1,064,823)	(6,129,672)	(678,303)	(163,476)	(12,811,717)
Transfers due to loans, net of repayments	10,521	-	(10,969)	-	22,697	-	1,344	-	(956)	476
Transfers due to cost of insurance	(130,722)	(90,110)	(827,517)	(2,032,150)	(104,183)	(53,253)	(97,838)	(44,782)	(4,481)	(709,758)
Transfers due to contingent deferred sales charges	(14)	-	(97)	-	(1,285)	-	(394)	-	-	(164)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	12,971	-	3,416	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(364,729)	3,666,851	1,837,005	6,516,008	5,347,824	2,197,718	(1,001,309)	(39,829)	(38,118)	(3,298,825)

Net increase (decrease) in net assets resulting from capital transactions	(1,762,903)	7,184,065	(7,254,106)	39,561,992	(1,691,666)	4,429,157	(6,763,214)	2,171,525	(119,427)	(14,524,483)

Total increase (decrease)	6,834,230	16,860,297	9,766,090	81,474,784	10,174,085	8,817,944	9,131,384	8,377,645	147,588	(2,961,913)

NET ASSETS, at beginning of the year	34,331,227	34,458,467	132,420,466	312,296,978	63,246,799	22,114,127	43,183,423	14,894,218	3,282,092	122,720,414

NET ASSETS, at end of the year	$41,165,457	$51,318,764	$142,186,556	$393,771,762	$73,420,884	$30,932,071	$52,314,807	$23,271,863	$3,429,680	$119,758,501

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2013

	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)	(Service Class I)		(Initial Class)

Investment income
Dividends	$6,655,607	$6,359,215	$516,562	$609,725	$4,479,628	$824,404	$1,079,436	$268,166	$-	$4,109,461

Expenses
Mortality and expense risk fees and administrative charges	4,432,525	6,598,045	328,227	476,785	3,008,133	640,662	964,375	205,364	26,668	2,719,819

Net investment income (loss)	2,223,082	(238,830)	188,335	132,940	1,471,495	183,742	115,061	62,802	(26,668)	1,389,642

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,008,651	6,218,633	(48,055)	981,162	4,935,132	2,149,107	2,271,933	354,456	79,822	(6,417,982)
Realized gain distribution	9,182,941	8,697,359	-	-	-	-	214,091	52,886	31,526	-

Realized gain (loss)	18,191,592	14,915,992	(48,055)	981,162	4,935,132	2,149,107	2,486,024	407,342	111,348	(6,417,982)

Change in net unrealized appreciation/depreciation of investments	7,982,416	58,421,533	7,221,028	7,928,566	53,914,889	9,077,620	15,259,971	3,453,150	455,416	43,287,377

Net gain (loss) on investments	26,174,008	73,337,525	7,172,973	8,909,728	58,850,021	11,226,727	17,745,995	3,860,492	566,764	36,869,395

Net increase (decrease) in net assets resulting from operations	28,397,090	73,098,695	7,361,308	9,042,668	60,321,516	11,410,469	17,861,056	3,923,294	540,096	38,259,037

Capital transactions:
Transfer of net premiums	36,478,447	72,088,868	551,422	9,943,193	2,767,363	8,009,117	360,006	7,600,892	1,073,467	2,120,326
Transfers due to death benefits	(1,002,336)	(2,269,789)	(422,931)	(140,413)	(1,280,821)	(354,704)	(264,019)	(14,811)	-	(901,130)
Transfers due to annuity benefit payments	-	-	(13,289)	-	(132,220)	-	(143,534)	-	-	(111,770)
Transfers due to withdrawal of funds	(22,892,270)	(17,600,406)	(1,720,138)	(1,012,521)	(27,180,739)	(1,624,760)	(5,188,681)	(449,105)	(47,220)	(23,015,489)
Transfers due to loans, net of repayments	-	422	11,289	-	(11,666)	-	(900)	-	-	1,496
Transfers due to cost of insurance	(1,730,218)	(3,179,158)	(56,498)	(193,741)	(850,234)	(269,913)	(20,489)	(90,362)	165	(857,384)
Transfers due to contingent deferred sales charges	-	-	(226)	-	(347)	-	(438)	-	-	(218)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	2,553	-	(8,486)	-	16,488	-	-	(4,961)
Transfers between Sub-Accounts and to/from Fixed Account	(7,782,201)	4,304,238	(472,503)	(2,121,261)	(13,988,185)	(1,990,805)	(2,335,423)	246,618	2,094,858	(2,315,755)

Net increase (decrease) in net assets resulting from capital transactions	3,071,422	53,344,175	(2,120,321)	6,475,257	(40,685,335)	3,768,935	(7,576,990)	7,293,232	3,121,270	(25,084,885)

Total increase (decrease)	31,468,512	126,442,870	5,240,987	15,517,925	19,636,181	15,179,404	10,284,066	11,216,526	3,661,366	13,174,152

NET ASSETS, at beginning of the year	295,572,709	419,693,886	24,026,996	26,072,701	229,600,031	39,414,680	62,182,405	10,229,251	509,252	207,295,093

NET ASSETS, at end of the year	$327,041,221	$546,136,756	$29,267,983	$41,590,626	$249,236,212	$54,594,084	$72,466,471	$21,445,777	$4,170,618	$220,469,245

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2013

	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account
	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$126,024	$-	$15,780	$70,033	$57,420	$39,647	$251,093	$1,174,781	$173,449	$10,097,723

Expenses
Mortality and expense risk fees and administrative charges	99,535	8,062	13,667	68,306	75,841	45,255	1,086,145	945,255	201,600	7,511,921

Net investment income (loss)	26,489	(8,062)	2,113	1,727	(18,421)	(5,608)	(835,052)	229,526	(28,151)	2,585,802

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	432,562	16,047	16,994	206,749	183,187	97,953	2,984,129	1,176,858	846,463	8,225,481
Realized gain distribution	-	633	31,765	-	-	-	1,490,489	-	-	45,477,897

Realized gain (loss)	432,562	16,680	48,759	206,749	183,187	97,953	4,474,618	1,176,858	846,463	53,703,378

Change in net unrealized appreciation/depreciation of investments	825,706	178,244	179,850	1,297,035	1,023,856	724,458	15,735,682	22,850,566	3,120,543	54,158,555

Net gain (loss) on investments	1,258,268	194,924	228,609	1,503,784	1,207,043	822,411	20,210,300	24,027,424	3,967,006	107,861,933

Net increase (decrease) in net assets resulting from operations	1,284,757	186,862	230,722	1,505,511	1,188,622	816,803	19,375,248	24,256,950	3,938,855	110,447,735

Capital transactions:
Transfer of net premiums	719,876	211,873	613,335	253,796	1,707,648	43,713	16,953,296	1,240,712	2,251,350	8,767,236
Transfers due to death benefits	(123,128)	-	-	(33,371)	(50,686)	(78,908)	(292,962)	(660,634)	(29,778)	(1,610,467)
Transfers due to annuity benefit payments	-	-	-	(6,481)	-	-	-	(29,730)	-	-
Transfers due to withdrawal of funds	(400,430)	(11,618)	(30,954)	(778,129)	(155,687)	(418,785)	(3,464,740)	(11,407,182)	(322,531)	(28,202,995)
Transfers due to loans, net of repayments	-	-	-	-	-	(993)	1,539	(1,140)	-	17,323
Transfers due to cost of insurance	(26,597)	126	204	(15,764)	(24,407)	-	(383,600)	(150,900)	(36,732)	(4,298,161)
Transfers due to contingent deferred sales charges	-	(2)	-	-	-	(366)	-	(344)	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	1,714	-	-	-	2,912	-	-
Transfers between Sub-Accounts and to/from Fixed Account	134,554	388,982	1,304,866	(154,762)	287,362	(48,596)	(4,774,024)	(4,839,033)	(1,044,704)	6,223,771

Net increase (decrease) in net assets resulting from capital transactions	304,275	589,361	1,887,451	(732,997)	1,764,230	(503,935)	8,039,509	(15,845,339)	817,605	(19,103,293)

Total increase (decrease)	1,589,032	776,223	2,118,173	772,514	2,952,852	312,868	27,414,757	8,411,611	4,756,460	91,344,442

NET ASSETS, at beginning of the year	6,757,665	397,161	230,294	5,999,054	3,704,705	3,298,269	64,643,217	84,998,489	12,390,049	532,867,447

NET ASSETS, at end of the year	$8,346,697	$1,173,384	$2,348,467	$6,771,568	$6,657,557	$3,611,137	$92,057,974	$93,410,100	$17,146,509	$624,211,889

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2013

	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)

Investment income
Dividends	$13,912,409	$1,077,353	$511,797	$220,892	$4,629,504	$940,978	$388,708	$72,380	$2,705	$6,653,848

Expenses
Mortality and expense risk fees and administrative charges	11,417,524	221,314	333,644	182,060	3,158,429	825,732	566,682	203,206	21,670	2,646,395

Net investment income (loss)	2,494,885	856,039	178,153	38,832	1,471,075	115,246	(177,974)	(130,826)	(18,965)	4,007,453

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	23,240,819	332,210	278,738	536,445	1,925,292	611,152	1,329,225	893,864	62,720	1,660,425
Realized gain distribution	71,669,369	385,402	-	-	6,463,977	1,613,200	952,572	980,674	82,988	2,543,684

Realized gain (loss)	94,910,188	717,612	278,738	536,445	8,389,269	2,224,352	2,281,797	1,874,538	145,708	4,204,109

Change in net unrealized appreciation/depreciation of investments	72,875,225	(198,429)	5,710,276	2,084,941	(35,337,050)	(8,699,559)	5,516,200	3,629,458	321,171	(14,503,586)

Net gain (loss) on investments	167,785,413	519,183	5,989,014	2,621,386	(26,947,781)	(6,475,207)	7,797,997	5,503,996	466,879	(10,299,477)

Net increase (decrease) in net assets resulting from operations	170,280,298	1,375,222	6,167,167	2,660,218	(25,476,706)	(6,359,961)	7,620,023	5,373,170	447,914	(6,292,024)

Capital transactions:
Transfer of net premiums	33,795,388	3,229,112	453,091	1,511,748	2,915,086	4,323,277	5,096,934	181,078	162,862	2,812,004
Transfers due to death benefits	(1,085,700)	(62,464)	(276,720)	(134,959)	(1,623,208)	(212,427)	(119,976)	(120,303)	(5,970)	(1,724,705)
Transfers due to annuity benefit payments	-	-	(29,426)	-	(185,008)	-	-	(3,068)	-	(164,315)
Transfers due to withdrawal of funds	(35,415,555)	(2,761,393)	(3,419,632)	(586,036)	(32,037,599)	(3,177,916)	(1,847,079)	(2,512,295)	(76,344)	(30,548,522)
Transfers due to loans, net of repayments	-	6,893	583	-	(3,578)	-	(4,556)	135	-	(7,108)
Transfers due to cost of insurance	(5,072,903)	(1,543)	(43,530)	(28,011)	(871,902)	(143,909)	(202,001)	(27,876)	(3,571)	(627,629)
Transfers due to contingent deferred sales charges	-	-	(988)	-	(70)	-	-	(125)	-	(608)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	2,432	-	(11,881)	-	-	1,638	-	9,195
Transfers between Sub-Accounts and to/from Fixed Account	6,051,957	2,540,868	(1,306,190)	61,695	40,437,708	(5,963,201)	(1,034,035)	(802,673)	(115,129)	15,907,016

Net increase (decrease) in net assets resulting from capital transactions	(1,726,813)	2,951,473	(4,620,380)	824,437	8,619,548	(5,174,176)	1,889,287	(3,283,489)	(38,152)	(14,344,672)

Total increase (decrease)	168,553,485	4,326,695	1,546,787	3,484,655	(16,857,158)	(11,534,137)	9,509,310	2,089,681	409,762	(20,636,696)

NET ASSETS, at beginning of the year	827,154,465	13,801,448	28,645,774	11,286,331	263,095,519	65,435,595	37,758,692	18,300,404	1,439,253	228,561,315

NET ASSETS, at end of the year	$995,707,950	$18,128,143	$30,192,561	$14,770,986	$246,238,361	$53,901,458	$47,268,002	$20,390,085	$1,849,015	$207,924,619

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2013

	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$4,382,445	$2,293,487	$320,704	$232,159	$40,345	$3,884,759	$345,179	$7,079,150	$20,807,092	$2,023

Expenses
Mortality and expense risk fees and administrative charges	2,125,309	2,148,165	365,969	954,763	502,943	2,693,348	273,103	5,028,582	17,244,649	1,114,045

Net investment income (loss)	2,257,136	145,322	(45,265)	(722,604)	(462,598)	1,191,411	72,076	2,050,568	3,562,443	(1,112,022)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	34,374	3,451,059	1,466,541	4,880,477	1,752,028	5,428,293	903,832	7,233,564	8,545,647	(931)
Realized gain distribution	1,690,245	-	-	5,059,641	2,301,829	8,251,681	810,534	16,871,559	55,055,174	-

Realized gain (loss)	1,724,619	3,451,059	1,466,541	9,940,118	4,053,857	13,679,974	1,714,366	24,105,123	63,600,821	(931)

Change in net unrealized appreciation/depreciation of investments	(8,961,771)	22,148,715	2,297,373	15,917,117	7,134,324	40,008,188	3,104,557	32,961,322	115,877,607	(510)

Net gain (loss) on investments	(7,237,152)	25,599,774	3,763,914	25,857,235	11,188,181	53,688,162	4,818,923	57,066,445	179,478,428	(1,441)

Net increase (decrease) in net assets resulting from operations	(4,980,016)	25,745,096	3,718,649	25,134,631	10,725,583	54,879,573	4,890,999	59,117,013	183,040,871	(1,113,463)

Capital transactions:
Transfer of net premiums	41,037,087	1,820,321	4,478,961	1,385,762	7,843,358	2,295,453	4,002,514	5,384,621	281,920,720	6,635,360
Transfers due to death benefits	(989,474)	(817,962)	(150,107)	(449,888)	(219,848)	(1,144,330)	(45,719)	(1,111,233)	(7,282,453)	(868,520)
Transfers due to annuity benefit payments	-	(92,278)	-	(47,693)	-	(113,262)	-	-	-	(119,902)
Transfers due to withdrawal of funds	(5,268,578)	(18,543,367)	(1,365,224)	(9,311,050)	(1,364,781)	(24,194,089)	(892,866)	(29,158,116)	(43,355,473)	(32,417,636)
Transfers due to loans, net of repayments	-	(7,182)	-	(4,691)	-	(8,664)	-	(10,872)	-	30,467
Transfers due to cost of insurance	(785,806)	(681,102)	(151,972)	(128,149)	(146,238)	(742,138)	(87,445)	(2,724,057)	(8,490,328)	(28,937)
Transfers due to contingent deferred sales charges	(54)	(578)	-	(1,910)	-	(1,367)	-	(5)	-	(972)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	116	-	(4,239)	-	4,148	-	-	-	30,085
Transfers between Sub-Accounts and to/from Fixed Account	1,929,745	507,168	(767,969)	(4,067,001)	(2,114,465)	(15,668,361)	(763,598)	12,495,650	14,449,141	14,896,281

Net increase (decrease) in net assets resulting from capital transactions	35,922,920	(17,814,864)	2,043,689	(12,628,859)	3,998,026	(39,572,610)	2,212,886	(15,124,012)	237,241,607	(11,843,774)

Total increase (decrease)	30,942,904	7,930,232	5,762,338	12,505,772	14,723,609	15,306,963	7,103,885	43,993,001	420,282,478	(12,957,237)

NET ASSETS, at beginning of the year	140,101,627	164,504,991	22,660,764	76,986,779	29,147,615	206,543,288	16,238,751	372,518,830	1,060,350,289	106,290,084

NET ASSETS, at end of the year	$171,044,531	$172,435,223	$28,423,102	$89,492,551	$43,871,224	$221,850,251	$23,342,636	$416,511,831	$1,480,632,767	$93,332,847

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2013

	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Investment income
Dividends	$309,439	$341,180	$55,926	$-	$-	$81,622	$1,161,879	$59,171	$-	$166,334

Expenses
Mortality and expense risk fees and administrative charges	242,391	384,187	87,596	1,893,663	88,776	98,863	2,078,220	141,320	100,624	108,220

Net investment income (loss)	67,048	(43,007)	(31,670)	(1,893,663)	(88,776)	(17,241)	(916,341)	(82,149)	(100,624)	58,114

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(140,741)	2,781,728	252,206	5,864,856	422,216	162,829	8,201,459	718,916	(386,168)	(24,747)
Realized gain distribution	84,311	3,792,388	728,020	8,502,602	409,665	203,391	-	-	-	73,736

Realized gain (loss)	(56,430)	6,574,116	980,226	14,367,458	831,881	366,220	8,201,459	718,916	(386,168)	48,989

Change in net unrealized appreciation/depreciation of investments	(121,059)	4,811,141	1,011,726	44,534,866	1,869,366	1,574,236	43,980,962	2,588,953	(156,584)	(378,537)

Net gain (loss) on investments	(177,489)	11,385,257	1,991,952	58,902,324	2,701,247	1,940,456	52,182,421	3,307,869	(542,752)	(329,548)

Net increase (decrease) in net assets resulting from operations	(110,441)	11,342,250	1,960,282	57,008,661	2,612,471	1,923,215	51,266,080	3,225,720	(643,376)	(271,434)

Capital transactions:
Transfer of net premiums	1,892,197	521,035	1,188,282	1,539,121	712,350	1,326,359	1,867,267	1,603,454	926,330	3,316,935
Transfers due to death benefits	(219,221)	(206,273)	(25,437)	(670,244)	(39,588)	(17,690)	(670,001)	(146,704)	(153,073)	(105,203)
Transfers due to annuity benefit payments	-	(11,552)	-	(78,859)	-	-	(90,912)	-	-	-
Transfers due to withdrawal of funds	(3,253,821)	(4,580,990)	(284,886)	(15,908,906)	(412,481)	(381,568)	(18,220,367)	(335,797)	(481,859)	(271,463)
Transfers due to loans, net of repayments	-	30,461	-	(1,950)	-	(894)	5,891	-	(2,040)	-
Transfers due to cost of insurance	(6,089)	(43,052)	(12,087)	(592,482)	(25,800)	(11,368)	(619,511)	(38,933)	(14,442)	(2,753)
Transfers due to contingent deferred sales charges	-	(598)	-	(231)	-	-	(58)	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	2,390	-	856	-	-	(4,110)	-	-	-
Transfers between Sub-Accounts and to/from Fixed Account	2,546,590	(1,189,845)	302,713	(26,404,316)	(812,938)	512,339	(18,457,203)	(296,853)	671,101	2,435,029

Net increase (decrease) in net assets resulting from capital transactions	959,656	(5,478,424)	1,168,585	(42,117,011)	(578,457)	1,427,178	(36,189,004)	785,167	946,017	5,372,545

Total increase (decrease)	849,215	5,863,826	3,128,867	14,891,650	2,034,014	3,350,393	15,077,076	4,010,887	302,641	5,101,111

NET ASSETS, at beginning of the year	17,356,249	31,069,642	4,544,763	139,227,232	5,836,807	5,885,678	155,142,178	8,713,435	7,885,001	5,135,023

NET ASSETS, at end of the year	$18,205,464	$36,933,468	$7,673,630	$154,118,882	$7,870,821	$9,236,071	$170,219,254	$12,724,322	$8,187,642	$10,236,134

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2013

	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Income Sub-Account	Oppenheimer Capital Income Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Strategic Income Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
Investment income
Dividends	$50,861	$2,449,279	$2,466	$329,263	$216,776	$-	$19,718	$339,191	$3,549,987	$2,937,560

Expenses
Mortality and expense risk fees and administrative charges	94,496	3,081,988	1,535	157,059	55,791	69,743	2,043,408	396,420	3,087,862	855,126

Net investment income (loss)	(43,635)	(632,709)	931	172,204	160,985	(69,743)	(2,023,690)	(57,229)	462,125	2,082,434

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	430,907	8,056,572	1,192	(478,255)	(299,294)	278,756	6,464,781	1,129,363	3,230,021	1,112,018
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	430,907	8,056,572	1,192	(478,255)	(299,294)	278,756	6,464,781	1,129,363	3,230,021	1,112,018

Change in net unrealized appreciation/depreciation of investments	1,288,247	54,223,320	10,276	1,910,315	77,745	1,300,788	43,044,994	5,526,205	54,950,413	(4,312,485)

Net gain (loss) on investments	1,719,154	62,279,892	11,468	1,432,060	(221,549)	1,579,544	49,509,775	6,655,568	58,180,434	(3,200,467)

Net increase (decrease) in net assets resulting from operations	1,675,519	61,647,183	12,399	1,604,264	(60,564)	1,509,801	47,486,085	6,598,339	58,642,559	(1,118,033)

Capital transactions:
Transfer of net premiums	835,175	2,828,439	-	26,527	-	767,042	1,641,377	5,919,001	3,274,095	5,139,262
Transfers due to death benefits	(109,444)	(1,425,100)	-	(163,612)	(20,795)	(31,566)	(730,586)	(291,320)	(1,558,882)	(492,776)
Transfers due to annuity benefit payments	-	(128,574)	-	(10,393)	-	-	(90,313)	-	(134,161)	-
Transfers due to withdrawal of funds	(277,226)	(28,514,021)	(3,271)	(1,942,864)	(526,873)	(264,795)	(17,885,567)	(1,100,404)	(29,360,449)	(2,386,729)
Transfers due to loans, net of repayments	-	(8,458)	-	(2,198)	-	-	(4,518)	-	(21,008)	-
Transfers due to cost of insurance	(18,747)	(890,994)	(277)	(13,614)	-	(7,357)	(616,298)	(109,422)	(712,640)	(240,467)
Transfers due to contingent deferred sales charges	-	(477)	-	(272)	(229)	-	(398)	-	(993)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	9,221	-	1,900	-	-	(1,586)	-	16,953	-
Transfers between Sub-Accounts and to/from Fixed Account	(328,678)	(17,572,426)	1	(617,545)	(196,284)	(57,819)	(16,638,287)	(609,702)	(12,198,660)	5,348,611

Net increase (decrease) in net assets resulting from capital transactions	101,080	(45,702,390)	(3,547)	(2,722,071)	(744,181)	405,505	(34,326,176)	3,808,153	(40,695,745)	7,367,901

Total increase (decrease)	1,776,599	15,944,793	8,852	(1,117,807)	(804,745)	1,915,306	13,159,909	10,406,492	17,946,814	6,249,868

NET ASSETS, at beginning of the year	5,913,426	238,081,589	111,303	14,511,233	4,641,376	4,223,062	152,596,136	24,176,443	246,015,326	61,742,403

NET ASSETS, at end of the year	$7,690,025	$254,026,382	$120,155	$13,393,426	$3,836,631	$6,138,368	$165,756,045	$34,582,935	$263,962,140	$67,992,271

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2013

	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)
Investment income
Dividends	$15,682,775	$198,896	$705,132	$30,357	$412,737	$2,519	$327,789

Expenses
Mortality and expense risk fees and administrative charges	3,885,965	238,949	607,984	47,714	411,093	207,106	246,879

Net investment income (loss)	11,796,810	(40,053)	97,148	(17,357)	1,644	(204,587)	80,910

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,564,243	981,134	936,487	232,647	1,966,337	-	(1,567,555)
Realized gain distribution	-	-	-	-	-	-	-

Realized gain (loss)	2,564,243	981,134	936,487	232,647	1,966,337	-	(1,567,555)

Change in net unrealized appreciation/depreciation of investments	(18,524,568)	3,014,976	10,403,398	673,762	7,981,782	-	(1,908,384)

Net gain (loss) on investments	(15,960,325)	3,996,110	11,339,885	906,409	9,948,119	-	(3,475,939)

Net increase (decrease) in net assets resulting from operations	(4,163,515)	3,956,057	11,437,033	889,052	9,949,763	(204,587)	(3,395,029)

Capital transactions:
Transfer of net premiums	3,808,144	2,713,730	1,046,714	606,043	382,553	815,227	1,489,804
Transfers due to death benefits	(2,437,438)	(75,537)	(280,649)	(38,124)	(494,776)	(430,789)	(181,759)
Transfers due to annuity benefit payments	(202,275)	-	(44,461)	-	(3,105)	(24,252)	(26,385)
Transfers due to withdrawal of funds	(41,246,005)	(526,446)	(5,125,845)	(91,871)	(5,047,216)	(4,939,072)	(1,753,527)
Transfers due to loans, net of repayments	1,121	-	(1,189)	-	(105)	841	(1,320)
Transfers due to cost of insurance	(1,009,565)	(56,374)	(141,285)	(3,328)	(45,589)	19,338	(50,282)
Transfers due to contingent deferred sales charges	(1,526)	-	(337)	-	(638)	(1,426)	(23)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(8,369)	-	(20,725)	-	(197)	7,740	(16,037)
Transfers between Sub-Accounts and to/from Fixed Account	28,568,708	150,765	(1,662,388)	(266,829)	(1,584,428)	1,109,117	489,073

Net increase (decrease) in net assets resulting from capital transactions	(12,527,205)	2,206,138	(6,230,165)	205,891	(6,793,501)	(3,443,276)	(50,456)

Total increase (decrease)	(16,690,720)	6,162,195	5,206,868	1,094,943	3,156,262	(3,647,863)	(3,445,485)

NET ASSETS, at beginning of the year	328,226,106	15,509,860	49,987,835	2,805,381	36,080,990	20,050,559	21,573,828

NET ASSETS, at end of the year	$311,535,386	$21,672,055	$55,194,703	$3,900,324	$39,237,252	$16,402,696	$18,128,343

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2012

	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)

Investment income
Dividends	$3,898,601	$569,833	$74,271	$80,199	$43,655	$-	$-	$-	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	3,656,449	620,490	179,857	41,731	29,907	109,835	34,124	76,805	25,029	122

Net investment income (loss)	242,152	(50,657)	(105,586)	38,468	13,748	(109,835)	(34,124)	(76,805)	(25,029)	(122)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,729,900)	1,271,717	403,374	258,449	133,482	(13,737)	99,015	312,370	90,660	2
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	(10,729,900)	1,271,717	403,374	258,449	133,482	(13,737)	99,015	312,370	90,660	2

Change in net unrealized appreciation/depreciation of investments	52,378,670	4,713,872	2,752,387	297,027	170,349	1,886,849	334,265	378,252	79,860	3,562

Net gain (loss) on investments	41,648,770	5,985,589	3,155,761	555,476	303,831	1,873,112	433,280	690,622	170,520	3,564

Net increase (decrease) in net assets resulting from operations	41,890,922	5,934,932	3,050,175	593,944	317,579	1,763,277	399,156	613,817	145,491	3,442

Capital transactions:
Transfer of net premiums	4,233,149	8,255,947	1,198,192	106,718	635,437	264,487	481,715	165,996	305,560	122,840
Transfers due to death benefits	(1,447,172)	(328,444)	(50,312)	(35,084)	-	(35,871)	(11,852)	(22,214)	(6,204)	-
Transfers due to annuity benefit payments	(169,750)	-	(14,426)	(2,111)	-	(7,255)	-	(890)	-	-
Transfers due to withdrawal of funds	(26,402,409)	(1,244,131)	(831,465)	(427,108)	(46,760)	(1,026,742)	(84,542)	(777,943)	(50,290)	(1,252)
Transfers due to loans, net of repayments	(42,622)	-	(2,988)	(929)	-	(1,337)	-	1,401	-	-
Transfers due to cost of insurance	(944,918)	(164,375)	(44,902)	(8,426)	(7,056)	(16,579)	(5,565)	(12,094)	(2,187)	-
Transfers due to contingent deferred sales charges	(801)	-	(23)	111	-	356	-	168	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(95,217)	-	(19,939)	(6,311)	-	(2,223)	-	(1,008)	-	-
Transfers between Sub-Accounts and to/from Fixed Account	(10,010,363)	(144,393)	472,290	1,930,460	98,944	74,394	384,900	481,220	69,192	16,843

Net increase (decrease) in net assets resulting from capital transactions	(34,880,103)	6,374,604	706,427	1,557,320	680,565	(750,770)	764,656	(165,364)	316,071	138,431

Total increase (decrease)	7,010,819	12,309,536	3,756,602	2,151,264	998,144	1,012,507	1,163,812	448,453	461,562	141,873

NET ASSETS, at beginning of the year	288,716,116	39,394,895	12,425,609	2,948,506	1,713,429	9,293,422	1,819,403	6,441,250	1,545,311	-

NET ASSETS, at end of the year	$295,726,935	$51,704,431	$16,182,211	$5,099,770	$2,711,573	$10,305,929	$2,983,215	$6,889,703	$2,006,873	$141,873

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$267,072	$186,793	$172,387	$12,544	$2,268,539	$4,492,606	$1,244,821	$354,205	$36,792	$-

Expenses
Mortality and expense risk fees and administrative charges	438,711	403,390	29,538	3,004	1,603,231	3,868,939	669,794	256,812	470,104	177,752

Net investment income (loss)	(171,639)	(216,597)	142,849	9,540	665,308	623,667	575,027	97,393	(433,312)	(177,752)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	298,909	1,205,451	(323,414)	95,223	1,661,268	5,411,761	1,178,252	357,060	1,659,953	912,345
Realized gain distribution	-	-	-	-	2,998,091	6,714,308	-	-	-	-

Realized gain (loss)	298,909	1,205,451	(323,414)	95,223	4,659,359	12,126,069	1,178,252	357,060	1,659,953	912,345

Change in net unrealized appreciation/depreciation of investments	4,321,682	3,072,142	874,804	(50,947)	7,605,844	15,030,382	3,940,705	1,169,925	5,086,661	911,342

Net gain (loss) on investments	4,620,591	4,277,593	551,390	44,276	12,265,203	27,156,451	5,118,957	1,526,985	6,746,614	1,823,687

Net increase (decrease) in net assets resulting from operations	4,448,952	4,060,996	694,239	53,816	12,930,511	27,780,118	5,693,984	1,624,378	6,313,302	1,645,935

Capital transactions:
Transfer of net premiums	747,655	3,808,933	40,595	21,767	1,240,393	43,853,712	704,360	4,236,933	842,594	3,149,058
Transfers due to death benefits	-	-	(8,463)	(6,206)	(1,655,506)	(1,217,719)	(802,108)	(63,429)	(231,905)	(112,276)
Transfers due to annuity benefit payments	-	-	(539)	-	-	-	(57,132)	-	(30,818)	-
Transfers due to withdrawal of funds	(2,367,193)	(1,985,544)	(518,524)	(28,602)	(9,282,435)	(10,668,176)	(6,202,258)	(608,189)	(4,984,112)	(398,920)
Transfers due to loans, net of repayments	(1,595)	-	444	-	136	-	(11,022)	-	(7,571)	-
Transfers due to cost of insurance	(129,846)	(90,083)	(3,616)	(542)	(790,436)	(1,756,826)	(91,547)	(45,933)	(92,214)	(41,942)
Transfers due to contingent deferred sales charges	(12)	-	(133)	-	(96)	-	(841)	-	(171)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	118	-	-	-	40,921	-	(21,011)	-
Transfers between Sub-Accounts and to/from Fixed Account	(668,991)	(134,944)	(8,427,741)	(736,786)	15,752,371	4,770,900	19,970,915	4,638,741	4,497,293	1,176,224

Net increase (decrease) in net assets resulting from capital transactions	(2,419,982)	1,598,362	(8,917,859)	(750,369)	5,264,427	34,981,891	13,551,288	8,158,123	(27,915)	3,772,144

Total increase (decrease)	2,028,970	5,659,358	(8,223,620)	(696,553)	18,194,938	62,762,009	19,245,272	9,782,501	6,285,387	5,418,079

NET ASSETS, at beginning of the year	32,302,257	28,799,109	8,223,620	696,553	114,225,528	249,534,969	44,001,527	12,331,626	36,898,036	9,476,139

NET ASSETS, at end of the year	$34,331,227	$34,458,467	$-	$-	$132,420,466	$312,296,978	$63,246,799	$22,114,127	$43,183,423	$14,894,218

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Investment income
Dividends	$1,931,207	$201,540	$-	$2,080,212	$4,520,656	$5,955,375	$-	$-	$460,440	$395,021

Expenses
Mortality and expense risk fees and administrative charges	282,337	40,694	40,979	1,355,207	3,608,295	5,383,964	22,319	5,398	288,202	303,855

Net investment income (loss)	1,648,870	160,846	(40,979)	725,005	912,361	571,411	(22,319)	(5,398)	172,238	91,166

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,895,265)	1,317,433	(151,743)	2,949,379	4,753,192	6,383,093	175,854	108,394	(853,174)	605,683
Realized gain distribution	-	-	-	3,694,491	8,942,690	10,149,536	-	-	-	-

Realized gain (loss)	(6,895,265)	1,317,433	(151,743)	6,643,870	13,695,882	16,532,629	175,854	108,394	(853,174)	605,683

Change in net unrealized appreciation/depreciation of investments	9,757,597	(991,418)	841,689	2,972,916	8,609,085	19,783,590	277,193	(28,103)	3,925,052	2,100,202

Net gain (loss) on investments	2,862,332	326,015	689,946	9,616,786	22,304,967	36,316,219	453,047	80,291	3,071,878	2,705,885

Net increase (decrease) in net assets resulting from operations	4,511,202	486,861	648,967	10,341,791	23,217,328	36,887,630	430,728	74,893	3,244,116	2,797,051

Capital transactions:
Transfer of net premiums	310,831	149,945	199,021	2,162,083	39,504,382	49,895,832	25,612	115,832	531,773	6,763,038
Transfers due to death benefits	(202,691)	(100,412)	(1,196)	(503,396)	(2,327,389)	(1,200,889)	(26,337)	-	(208,959)	(46,197)
Transfers due to annuity benefit payments	(22,675)	-	-	-	-	-	(2,365)	-	(20,343)	-
Transfers due to withdrawal of funds	(3,288,617)	(80,670)	(270,654)	(10,523,759)	(13,140,680)	(13,753,888)	(106,302)	(8,730)	(1,587,235)	(824,314)
Transfers due to loans, net of repayments	2,731	-	-	881	-	(8,363)	110	-	17,194	-
Transfers due to cost of insurance	(38,376)	(13,164)	(4,670)	(677,420)	(1,606,492)	(2,685,915)	(3,245)	(849)	(54,639)	(130,041)
Transfers due to contingent deferred sales charges	(102)	-	-	(41)	-	-	(20)	-	113	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(45,773)	-	-	-	-	-	(6,874)	-	(10,855)	-
Transfers between Sub-Accounts and to/from Fixed Account	(80,998,507)	(9,372,797)	(79,889)	20,854,692	18,648,569	(3,528,040)	(6,436,932)	(1,329,162)	(946,439)	(980,349)

Net increase (decrease) in net assets resulting from capital transactions	(84,283,179)	(9,417,098)	(157,388)	11,313,040	41,078,390	28,718,737	(6,556,353)	(1,222,909)	(2,279,390)	4,782,137

Total increase (decrease)	(79,771,977)	(8,930,237)	491,579	21,654,831	64,295,718	65,606,367	(6,125,625)	(1,148,016)	964,726	7,579,188

NET ASSETS, at beginning of the year	79,771,977	8,930,237	2,790,513	101,065,583	231,276,991	354,087,519	6,125,625	1,148,016	23,062,270	18,493,513

NET ASSETS, at end of the year	$-	$-	$3,282,092	$122,720,414	$295,572,709	$419,693,886	$-	$-	$24,026,996	$26,072,701

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)

Investment income
Dividends	$4,813,511	$688,805	$949,240	$130,207	$3,293	$4,501,893	$125,859	$2,896	$838	$58,151

Expenses
Mortality and expense risk fees and administrative charges	2,876,812	475,761	871,576	109,739	2,131	2,616,613	86,976	1,287	751	62,517

Net investment income (loss)	1,936,699	213,044	77,664	20,468	1,162	1,885,280	38,883	1,609	87	(4,366)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(789,005)	1,045,099	703,511	254,511	4,605	(6,682,663)	198,984	913	971	(127,453)
Realized gain distribution	-	-	-	-	21,898	-	-	8,299	124	-

Realized gain (loss)	(789,005)	1,045,099	703,511	254,511	26,503	(6,682,663)	198,984	9,212	1,095	(127,453)

Change in net unrealized appreciation/depreciation of investments	33,027,135	3,661,062	7,210,538	653,392	8,339	38,327,986	772,249	(5,609)	3,397	1,315,270

Net gain (loss) on investments	32,238,130	4,706,161	7,914,049	907,903	34,842	31,645,323	971,233	3,603	4,492	1,187,817

Net increase (decrease) in net assets resulting from operations	34,174,829	4,919,205	7,991,713	928,371	36,004	33,530,603	1,010,116	5,212	4,579	1,183,451

Capital transactions:
Transfer of net premiums	2,243,548	5,841,879	1,385,259	3,222,086	72,545	1,792,388	608,198	60,152	91,485	127,222
Transfers due to death benefits	(1,223,158)	(185,647)	(664,489)	(180,334)	-	(942,586)	(18,390)	-	-	(9,738)
Transfers due to annuity benefit payments	(98,896)	-	(69,546)	-	-	(85,828)	-	-	-	(3,401)
Transfers due to withdrawal of funds	(20,950,822)	(887,248)	(4,825,287)	(151,063)	(8,033)	(16,254,225)	(166,929)	(6,279)	(320)	(735,670)
Transfers due to loans, net of repayments	(448)	-	338	-	-	(6,708)	-	-	-	-
Transfers due to cost of insurance	(837,138)	(216,006)	(20,397)	(49,818)	(60)	(841,011)	(27,313)	40	(42)	(16,242)
Transfers due to contingent deferred sales charges	(174)	-	(220)	-	-	(196)	-	-	-	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	(23,628)	-	(28,225)	-	-	(22,912)	-	-	-	(15,433)
Transfers between Sub-Accounts and to/from Fixed Account	(13,480,083)	(952,401)	(235,636)	227,705	408,796	(7,126,710)	(264,135)	338,036	134,592	(89,400)

Net increase (decrease) in net assets resulting from capital transactions	(34,370,799)	3,600,577	(4,458,203)	3,068,576	473,248	(23,487,788)	131,431	391,949	225,715	(742,662)

Total increase (decrease)	(195,970)	8,519,782	3,533,510	3,996,947	509,252	10,042,815	1,141,547	397,161	230,294	440,789

NET ASSETS, at beginning of the year	229,796,001	30,894,898	58,648,895	6,232,304	-	197,252,278	5,616,118	-	-	5,558,265

NET ASSETS, at end of the year	$229,600,031	$39,414,680	$62,182,405	$10,229,251	$509,252	$207,295,093	$6,757,665	$397,161	$230,294	$5,999,054

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account
	(Service Class I)	(Class II)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)

Investment income
Dividends	$28,603	$32,024	$114,445	$1,080,425	$121,326	$7,079,213	$8,967,612	$655,720	$316,861	$97,325

Expenses
Mortality and expense risk fees and administrative charges	45,091	41,659	786,915	923,676	154,564	6,869,751	10,171,587	129,545	330,536	136,863

Net investment income (loss)	(16,488)	(9,635)	(672,470)	156,749	(33,238)	209,462	(1,203,975)	526,175	(13,675)	(39,538)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	127,795	(21,802)	1,857,504	(2,496,113)	362,232	4,209,239	14,967,094	37,952	(595,424)	293,274
Realized gain distribution	-	-	519,630	-	-	5,004,317	7,698,844	46,321	-	-

Realized gain (loss)	127,795	(21,802)	2,377,134	(2,496,113)	362,232	9,213,556	22,665,938	84,273	(595,424)	293,274

Change in net unrealized appreciation/depreciation of investments	481,535	659,055	6,328,582	17,102,300	1,477,110	54,192,635	73,648,745	736,270	3,625,489	683,658

Net gain (loss) on investments	609,330	637,253	8,705,716	14,606,187	1,839,342	63,406,191	96,314,683	820,543	3,030,065	976,932

Net increase (decrease) in net assets resulting from operations	592,842	627,618	8,033,246	14,762,936	1,806,104	63,615,653	95,110,708	1,346,718	3,016,390	937,394

Capital transactions:
Transfer of net premiums	920,988	77,736	12,289,520	870,273	1,308,143	6,659,421	24,810,458	2,833,691	441,653	1,851,560
Transfers due to death benefits	(15,941)	(19,419)	(166,371)	(877,121)	(31,187)	(1,112,637)	(1,535,396)	(186,951)	(149,820)	(54,496)
Transfers due to annuity benefit payments	-	-	-	(21,307)	-	-	-	-	(9,054)	-
Transfers due to withdrawal of funds	(137,280)	(230,670)	(2,138,794)	(10,822,301)	(192,965)	(23,489,077)	(24,556,880)	(713,383)	(3,358,960)	(314,625)
Transfers due to loans, net of repayments	-	(229)	(4,426)	3,928	-	(3,537)	-	(11,044)	(1,067)	-
Transfers due to cost of insurance	(16,229)	-	(292,733)	(157,361)	(31,030)	(4,232,825)	(4,934,391)	(2,774)	(43,179)	(25,040)
Transfers due to contingent deferred sales charges	-	(37)	-	236	-	-	-	-	(583)	-
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	(17,075)	-	-	-	-	(34,443)	-
Transfers between Sub-Accounts and to/from Fixed Account	30,754	(117,898)	(1,267,882)	(5,014,541)	(555,334)	(7,336,649)	(7,135,545)	4,599,133	(497,492)	426,452

Net increase (decrease) in net assets resulting from capital transactions	782,292	(290,517)	8,419,314	(16,035,269)	497,627	(29,515,304)	(13,351,754)	6,518,672	(3,652,945)	1,883,851

Total increase (decrease)	1,375,134	337,101	16,452,560	(1,272,333)	2,303,731	34,100,349	81,758,954	7,865,390	(636,555)	2,821,245

NET ASSETS, at beginning of the year	2,329,571	2,961,168	48,190,657	86,270,822	10,086,318	498,767,098	745,395,511	5,936,058	29,282,329	8,465,086

NET ASSETS, at end of the year	$3,704,705	$3,298,269	$64,643,217	$84,998,489	$12,390,049	$532,867,447	$827,154,465	$13,801,448	$28,645,774	$11,286,331

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)

Investment income
Dividends	$8,457,769	$1,727,136	$471,959	$11,837	$—	$138,032	$33,695	$76,639	$6,588,566	$3,135,347

Expenses
Mortality and expense risk fees and administrative charges	3,396,539	808,056	475,936	204,871	18,817	41,392	8,554	14,844	2,845,846	1,633,883

Net investment income (loss)	5,061,230	919,080	(3,977)	(193,034)	(18,817)	96,640	25,141	61,795	3,742,720	1,501,464

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	5,423,187	1,032,205	684,797	419,262	47,645	(196,840)	543,551	(441,903)	2,876,871	569,858
Realized gain distribution	2,391,446	473,813	544,359	-	-	-	-	-	2,514,241	1,155,408

Realized gain (loss)	7,814,633	1,506,018	1,229,156	419,262	47,645	(196,840)	543,551	(441,903)	5,391,112	1,725,266

Change in net unrealized appreciation/depreciation of investments	1,689,459	297,464	3,952,562	2,435,077	141,004	1,237,496	(372,649)	719,189	1,078,475	1,159,777

Net gain (loss) on investments	9,504,092	1,803,482	5,181,718	2,854,339	188,649	1,040,656	170,902	277,286	6,469,587	2,885,043

Net increase (decrease) in net assets resulting from operations	14,565,322	2,722,562	5,177,741	2,661,305	169,832	1,137,296	196,043	339,081	10,212,307	4,386,507

Capital transactions:
Transfer of net premiums	2,855,461	15,519,269	3,520,637	173,622	136,605	22,600	22,591	16,377	3,265,744	37,747,029
Transfers due to death benefits	(2,084,483)	(334,454)	(184,224)	(43,631)	-	(24,791)	-	-	(2,139,779)	(533,744)
Transfers due to annuity benefit payments	(148,073)	-	-	(2,786)	-	(931)	-	-	(128,185)	-
Transfers due to withdrawal of funds	(26,519,826)	(1,940,311)	(1,177,848)	(2,616,597)	(49,190)	(391,451)	(15,542)	(147,177)	(24,581,331)	(4,128,895)
Transfers due to loans, net of repayments	443	-	(3,719)	(2,867)	-	-	-	1,976	6,560	-
Transfers due to cost of insurance	(920,902)	(166,415)	(180,333)	(31,411)	(4,166)	(11,461)	(3,076)	-	(670,173)	(572,540)
Transfers due to contingent deferred sales charges	(64)	-	-	(62)	-	-	-	(109)	(826)	(22)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(78,768)	-	-	(955)	-	(685)	-	-	(73,735)	-
Transfers between Sub-Accounts and to/from Fixed Account	22,615,745	2,609,394	(487,808)	(599,335)	9,537	(11,791,031)	(2,108,992)	(3,474,932)	18,306,968	8,227,909

Net increase (decrease) in net assets resulting from capital transactions	(4,280,467)	15,687,483	1,486,705	(3,124,022)	92,786	(12,197,750)	(2,105,019)	(3,603,865)	(6,014,757)	40,739,737

Total increase (decrease)	10,284,855	18,410,045	6,664,446	(462,717)	262,618	(11,060,454)	(1,908,976)	(3,264,784)	4,197,550	45,126,244

NET ASSETS, at beginning of the year	252,810,664	47,025,550	31,094,246	18,763,121	1,176,635	11,060,454	1,908,976	3,264,784	224,363,765	94,975,383

NET ASSETS, at end of the year	$263,095,519	$65,435,595	$37,758,692	$18,300,404	$1,439,253	$-	$-	$-	$228,561,315	$140,101,627

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Large Cap Value Sub-Account	MML Large Cap Value Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASDAQ-100® Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Investment income
Dividends	$1,161,284	$108,476	$-	$-	$3,387,602	$218,645	$5,329,728	$12,161,972	$1,227	$17,068

Expenses
Mortality and expense risk fees and administrative charges	2,105,696	290,272	900,245	358,868	2,587,293	196,643	4,600,693	12,500,795	1,017,087	17,090

Net investment income (loss)	(944,412)	(181,796)	(900,245)	(358,868)	800,309	22,002	729,035	(338,823)	(1,015,860)	(22)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	274,535	796,730	2,881,190	1,069,373	430,320	580,257	3,472,608	6,565,559	(1,438)	408,848
Realized gain distribution	-	-	4,468,535	1,530,879	9,804,270	714,121	7,605,100	19,894,894	112	787,377

Realized gain (loss)	274,535	796,730	7,349,725	2,600,252	10,234,590	1,294,378	11,077,708	26,460,453	(1,326)	1,196,225

Change in net unrealized appreciation/depreciation of investments	19,030,146	1,542,188	2,942,397	580,888	18,504,370	671,730	27,792,610	68,563,592	98	(645,432)

Net gain (loss) on investments	19,304,681	2,338,918	10,292,122	3,181,140	28,738,960	1,966,108	38,870,318	95,024,045	(1,228)	550,793

Net increase (decrease) in net assets resulting from operations	18,360,269	2,157,122	9,391,877	2,822,272	29,539,269	1,988,110	39,599,353	94,685,222	(1,017,088)	550,771

Capital transactions:
Transfer of net premiums	1,543,443	3,290,475	1,181,216	4,812,581	1,950,650	2,746,773	4,427,799	217,517,363	3,711,659	63,430
Transfers due to death benefits	(797,370)	(80,620)	(319,261)	(252,015)	(995,107)	(109,847)	(1,100,186)	(3,939,755)	(942,052)	(988)
Transfers due to annuity benefit payments	(81,669)	-	(33,969)	-	(88,376)	-	-	-	(72,603)	(879)
Transfers due to withdrawal of funds	(13,667,528)	(537,705)	(8,406,037)	(848,004)	(19,350,898)	(339,191)	(21,590,606)	(28,287,491)	(22,479,950)	(121,394)
Transfers due to loans, net of repayments	(341)	-	(3,458)	-	10,591	-	(9,474)	-	3,381	63
Transfers due to cost of insurance	(680,637)	(127,505)	(137,822)	(110,324)	(730,135)	(72,180)	(2,652,331)	(6,418,854)	(139,744)	(792)
Transfers due to contingent deferred sales charges	(22)	-	(1,190)	-	(691)	-	(4)	-	636	(18)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(31,469)	-	(27,668)	-	(31,074)	-	-	-	14,449	(1,475)
Transfers between Sub-Accounts and to/from Fixed Account	(4,900,987)	(549,334)	(2,246,643)	(77,595)	(12,218,239)	(946,770)	15,768,717	6,528,601	96,314,194	(4,045,993)

Net increase (decrease) in net assets resulting from capital transactions	(18,616,580)	1,995,311	(9,994,832)	3,524,643	(31,453,279)	1,278,785	(5,156,085)	185,399,864	76,409,970	(4,108,046)

Total increase (decrease)	(256,311)	4,152,433	(602,955)	6,346,915	(1,914,010)	3,266,895	34,443,268	280,085,086	75,392,882	(3,557,275)

NET ASSETS, at beginning of the year	164,761,302	18,508,331	77,589,734	22,800,700	208,457,298	12,971,856	338,075,562	780,265,203	30,897,202	3,557,275

NET ASSETS, at end of the year	$164,504,991	$22,660,764	$76,986,779	$29,147,615	$206,543,288	$16,238,751	$372,518,830	$1,060,350,289	$106,290,084	$-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML NASDAQ-100® Sub-Account	MML Short-Duration Bond Sub-Account	MML Small/ Mid Cap Equity Sub-Account	MML Small/ Mid Cap Equity Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/ Mid Cap Value Sub-Account
	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)

Investment income
Dividends	$5,355	$254,678	$-	$-	$217,105	$31,543	$-	$-	$-	$1,104,615

Expenses
Mortality and expense risk fees and administrative charges	12,420	193,220	340,816	55,117	83,513	21,426	1,778,463	71,188	64,959	1,970,627

Net investment income (loss)	(7,065)	61,458	(340,816)	(55,117)	133,592	10,117	(1,778,463)	(71,188)	(64,959)	(866,012)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(101,122)	(20,579)	1,371,545	159,350	2,881,492	1,195,049	2,605,392	306,138	48,633	(3,149,542)
Realized gain distribution	554,744	304,455	464,572	60,464	198,080	42,586	14,489,524	595,062	150,977	-

Realized gain (loss)	453,622	283,876	1,836,117	219,814	3,079,572	1,237,635	17,094,916	901,200	199,610	(3,149,542)

Change in net unrealized appreciation/depreciation of investments	(87,341)	(179,437)	3,246,690	386,359	(1,430,949)	(901,354)	865,424	(238,109)	501,178	29,721,932

Net gain (loss) on investments	366,281	104,439	5,082,807	606,173	1,648,623	336,281	17,960,340	663,091	700,788	26,572,390

Net increase (decrease) in net assets resulting from operations	359,216	165,897	4,741,991	551,056	1,782,215	346,398	16,181,877	591,903	635,829	25,706,378

Capital transactions:
Transfer of net premiums	164,498	3,495,806	431,006	789,506	116,090	128,031	1,126,079	378,769	800,127	1,464,432
Transfers due to death benefits	-	(100,879)	(198,679)	-	(86,544)	-	(563,608)	(21,581)	(9,479)	(783,723)
Transfers due to annuity benefit payments	-	-	(7,773)	-	(2,143)	-	(57,610)	-	-	(77,982)
Transfers due to withdrawal of funds	(51,413)	(882,338)	(3,253,018)	(88,145)	(1,093,036)	(54,784)	(10,932,493)	(175,500)	(217,379)	(13,651,000)
Transfers due to loans, net of repayments	-	-	(1,406)	-	(202)	-	800	-	(1,351)	(10,193)
Transfers due to cost of insurance	(594)	(3,751)	(42,180)	(10,989)	(8,875)	(6,491)	(565,005)	(24,793)	(8,896)	(599,498)
Transfers due to contingent deferred sales charges	-	-	(550)	-	(73)	-	23	-	-	(51)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	(477)	-	976	-	(15,831)	-	-	(18,271)
Transfers between Sub-Accounts and to/from Fixed Account	(2,681,116)	3,636,999	911,754	213,118	(24,139,902)	(5,217,637)	(6,520,604)	(31,774)	1,024,253	(15,149,743)

Net increase (decrease) in net assets resulting from capital transactions	(2,568,625)	6,145,837	(2,161,323)	903,490	(25,213,709)	(5,150,881)	(17,528,249)	125,121	1,587,275	(28,826,029)

Total increase (decrease)	(2,209,409)	6,311,734	2,580,668	1,454,546	(23,431,494)	(4,804,483)	(1,346,372)	717,024	2,223,104	(3,119,651)

NET ASSETS, at beginning of the year	2,209,409	11,044,515	28,488,974	3,090,217	23,431,494	4,804,483	140,573,604	5,119,783	3,662,574	158,261,829

NET ASSETS, at end of the year	$-	$17,356,249	$31,069,642	$4,544,763	$-	$-	$139,227,232	$5,836,807	$5,885,678	$155,142,178

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Small- & Mid Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account
	(Service Class)			(Service)	(Non-Service)	(Service)	(Non-Service)		(Service)	(Non-Service)
Investment income
Dividends	$41,422	$12,890	$30,199	$20,751	$1,580,993	$1,296	$212,081	$231,574	$-	$-

Expenses
Mortality and expense risk fees and administrative charges	105,309	97,578	16,703	73,430	3,015,649	1,569	170,198	62,705	50,043	1,958,726

Net investment income (loss)	(63,887)	(84,688)	13,496	(52,679)	(1,434,656)	(273)	41,883	168,869	(50,043)	(1,958,726)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	443,297	(186,071)	5,652	239,732	4,743,862	7,439	(1,391,027)	(269,524)	144,678	1,493,923
Realized gain distribution	-	-	-	-	-	-	-	-	-	-

Realized gain (loss)	443,297	(186,071)	5,652	239,732	4,743,862	7,439	(1,391,027)	(269,524)	144,678	1,493,923

Change in net unrealized appreciation/depreciation of investments	882,244	1,259,064	37,697	360,440	26,329,085	5,826	2,944,526	503,874	333,066	22,451,954

Net gain (loss) on investments	1,325,541	1,072,993	43,349	600,172	31,072,947	13,265	1,553,499	234,350	477,744	23,945,877

Net increase (decrease) in net assets resulting from operations	1,261,654	988,305	56,845	547,493	29,638,291	12,992	1,595,382	403,219	427,701	21,987,151

Capital transactions:
Transfer of net premiums	834,579	696,426	1,611,952	1,187,355	2,105,132	-	19,410	-	810,295	1,386,430
Transfers due to death benefits	(62,401)	(10,943)	-	-	(1,275,098)	-	(365,002)	(34,408)	(36,951)	(758,560)
Transfers due to annuity benefit payments	-	-	-	-	(100,614)	-	(17,392)	-	-	(65,242)
Transfers due to withdrawal of funds	(166,988)	(357,145)	(135,711)	(239,418)	(21,142,846)	(8,860)	(2,237,072)	(454,991)	(142,626)	(12,271,951)
Transfers due to loans, net of repayments	-	-	-	-	(2,884)	-	1,495	-	-	7,828
Transfers due to cost of insurance	(36,508)	(15,796)	(595)	(18,704)	(880,008)	(295)	(16,837)	-	(7,303)	(599,521)
Transfers due to contingent deferred sales charges	-	-	-	-	333	-	(30)	(234)	-	(69)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	-	-	-	(19,872)	-	911	-	-	(17,234)
Transfers between Sub-Accounts and to/from Fixed Account	(185,217)	129,229	3,602,532	85,344	(8,467,474)	(39,147)	(39,750)	(191,927)	421,187	(3,722,380)

Net increase (decrease) in net assets resulting from capital transactions	383,465	441,771	5,078,178	1,014,577	(29,783,331)	(48,302)	(2,654,267)	(681,560)	1,044,602	(16,040,699)

Total increase (decrease)	1,645,119	1,430,076	5,135,023	1,562,070	(145,040)	(35,310)	(1,058,885)	(278,341)	1,472,303	5,946,452

NET ASSETS, at beginning of the year	7,068,316	6,454,925	-	4,351,356	238,226,629	146,613	15,570,118	4,919,717	2,750,759	146,649,684

NET ASSETS, at end of the year	$8,713,435	$7,885,001	$5,135,023	$5,913,426	$238,081,589	$111,303	$14,511,233	$4,641,376	$4,223,062	$152,596,136

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account	Oppenheimer Main Street Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)

Investment income
Dividends	$400,473	$5,187,799	$3,192,622	$19,466,942	$3,168	$1,937,617	$157,965	$719,891	$13,813	$349,265

Expenses
Mortality and expense risk fees and administrative charges	289,014	2,943,479	780,707	3,993,738	279	100,609	181,317	578,499	30,282	401,283

Net investment income (loss)	111,459	2,244,320	2,411,915	15,473,204	2,889	1,837,008	(23,352)	141,392	(16,469)	(52,018)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	636,785	(2,485,300)	1,065,837	2,964,671	1,778	(710,507)	533,485	(423,942)	73,231	900,936
Realized gain distribution	-	-	614,787	3,591,541	-	-	-	-	-	-

Realized gain (loss)	636,785	(2,485,300)	1,680,624	6,556,212	1,778	(710,507)	533,485	(423,942)	73,231	900,936

Change in net unrealized appreciation/depreciation of investments	3,043,222	44,740,125	2,116,235	14,787,119	(1,959)	206,818	2,006,000	9,760,620	200,666	4,403,000

Net gain (loss) on investments	3,680,007	42,254,825	3,796,859	21,343,331	(181)	(503,689)	2,539,485	9,336,678	273,897	5,303,936

Net increase (decrease) in net assets resulting from operations	3,791,466	44,499,145	6,208,774	36,816,535	2,708	1,333,319	2,516,133	9,478,070	257,428	5,251,918

Capital transactions:
Transfer of net premiums	4,092,238	2,514,350	5,257,293	3,433,932	-	39	2,133,588	690,535	868,856	386,357
Transfers due to death benefits	(73,603)	(1,226,790)	(279,873)	(2,373,821)	(9,978)	(73,921)	(139,008)	(196,995)	(32,852)	(383,972)
Transfers due to annuity benefit payments	-	(107,038)	-	(166,765)	-	(860)	-	(36,412)	-	(2,455)
Transfers due to withdrawal of funds	(648,088)	(22,441,755)	(1,696,780)	(33,174,157)	(44)	(1,490,400)	(325,312)	(5,125,162)	(58,078)	(3,855,756)
Transfers due to loans, net of repayments	-	12,495	-	(1,229)	-	(13)	-	(6,957)	-	3,758
Transfers due to cost of insurance	(89,279)	(702,471)	(252,754)	(1,059,011)	(20)	(13,487)	(55,253)	(144,155)	(3,433)	(53,251)
Transfers due to contingent deferred sales charges	-	(312)	-	(1,567)	-	(77)	-	(267)	-	(212)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(33,417)	-	(81,304)	-	120	-	(13,941)	-	(2,246)
Transfers between Sub-Accounts and to/from Fixed Account	(946,769)	(12,196,395)	151,621	17,144,011	(23,752)	(11,802,563)	(518,149)	(3,464,516)	247,125	(325,473)

Net increase (decrease) in net assets resulting from capital transactions	2,334,499	(34,181,333)	3,179,507	(16,279,911)	(33,794)	(13,381,162)	1,095,866	(8,297,870)	1,021,618	(4,233,250)

Total increase (decrease)	6,125,965	10,317,812	9,388,281	20,536,624	(31,086)	(12,047,843)	3,611,999	1,180,200	1,279,046	1,018,668

NET ASSETS, at beginning of the year	18,050,478	235,697,514	52,354,122	307,689,482	31,086	12,047,843	11,897,861	48,807,635	1,526,335	35,062,322

NET ASSETS, at end of the year	$24,176,443	$246,015,326	$61,742,403	$328,226,106	$-	$-	$15,509,860	$49,987,835	$2,805,381	$36,080,990

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2012

	Oppenheimer Money Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account

Investment income
Dividends	$2,461	$10,666	$20,736	$519,026

Expenses
Mortality and expense risk fees and administrative charges	263,152	3,612	3,575	273,415

Net investment income (loss)	(260,691)	7,054	17,161	245,611

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	163,918	4,211	(608,902)
Realized gain distribution	-	-	-	708,943

Realized gain (loss)	-	163,918	4,211	100,041

Change in net unrealized appreciation/depreciation of investments	-	(59,893)	25,467	442,882

Net gain (loss) on investments	-	104,025	29,678	542,923

Net increase (decrease) in net assets resulting from operations	(260,691)	111,079	46,839	788,534

Capital transactions:
Transfer of net premiums	247,997	2,100	6,122	1,347,746
Transfers due to death benefits	(437,493)	-	-	(49,732)
Transfers due to annuity benefit payments	(25,612)	-	-	(9,042)
Transfers due to withdrawal of funds	(4,955,849)	(35,174)	(26,658)	(2,100,162)
Transfers due to loans, net of repayments	3,031	35	-	809
Transfers due to cost of insurance	7,240	-	-	(55,366)
Transfers due to contingent deferred sales charges	212	(18)	(17)	(26)
Transfers due to net charge (credit) to annuitant mortality fluctuation	7,072	-	-	(12,083)
Transfers between Sub-Accounts and to/from Fixed Account	(1,397,147)	(889,346)	(842,753)	431,502

Net increase (decrease) in net assets resulting from capital transactions	(6,550,549)	(922,403)	(863,306)	(446,354)

Total increase (decrease)	(6,811,240)	(811,324)	(816,467)	342,180

NET ASSETS, at beginning of the year	26,861,799	811,324	816,467	21,231,648

NET ASSETS, at end of the year	$20,050,559	$-	$-	$21,573,828

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 4 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 9, 1998. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains eight segments within the Separate Account, they are: Panorama Premier, Panorama Passage®, MassMutual Artistry, MassMutual Transitions®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM and MassMutual Equity EdgeSM. Five of the eight segments within the Separate Account: Panorama Passage®, MassMutual EvolutionSM, MassMutual RetireEase SelectSM, MassMutual Transitions SelectSM and MassMutual EquityEdgeSM have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2013, the Separate Account consists of fifty-two sub-accounts which invest in the following mutual funds. All of the funds may not be available to all of the eight segments of the Separate Account:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Fidelity® VIP Contrafund® Sub-Account (Initial Class and Service Class 2)	Fidelity® VIP Contrafund® Portfolio [1] (Initial Class and Service Class 2)

ING Clarion Global Real Estate Sub-Account	ING Clarion Global Real Estate Portfolio [2]

Invesco V.I. Diversified Dividend Sub-Account (Series I and Series II)	Invesco V.I. Diversified Dividend Fund [3] (Series I and Series II)

Invesco V.I. Global Health Care Sub-Account (Series I and Series II)	Invesco V.I. Global Health Care Fund [3] (Series I and Series II)

Invesco V.I. Technology Sub-Account (Series I and Series II)	Invesco V.I. Technology Fund [3] (Series I and Series II)

Ivy Funds Asset Strategy Sub-Account	Ivy Funds Asset Strategy Portfolio [8]

MML Aggressive Allocation Sub-Account (Initial and Service Class)	MML Aggressive Allocation Fund [4] (Initial and Service Class)

MML Balanced Allocation Sub-Account (Initial and Service Class)	MML Balanced Allocation Fund [4] (Initial and Service Class)

MML Blend Sub-Account (Initial and Service Class)	MML Blend Fund [5] (Initial and Service Class)

MML Blue Chip Growth Sub-Account (Initial and Service Class)	MML Blue Chip Growth Fund [4] (Initial and Service Class)

MML China Sub-Account	MML China Fund [5]

MML Conservative Allocation Sub-Account (Initial and Service Class)	MML Conservative Allocation Fund [4] (Initial and Service Class)

MML Core Allocation Sub-Account	MML American Funds® Core Allocation [4]

MML Equity Sub-Account (Initial and Service Class)	MML Equity Fund [5] (Initial and Service Class)

MML Equity Income Sub-Account (Initial and Service Class)	MML Equity Income Fund [4] (Initial and Service Class)

MML Equity Index Sub-Account (Class I and Service Class I)	MML Equity Index Fund [4] (Class I and Service Class I)

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

MML Focused Equity Sub-Account	MML Focused Equity Fund [4]

MML Foreign Sub-Account (Initial and Service Class)	MML Foreign Fund [4] (Initial and Service Class)

MML Fundamental Growth Sub-Account	MML Fundamental Growth Fund [4]

MML Fundamental Value Sub-Account	MML Fundamental Value Fund [4]

MML Global Sub-Account (Class I, II, Service Class I)	MML Global Fund [4] (Class I, II, Service Class I)

MML Growth Sub-Account	MML American Funds® Growth Fund [4]

MML Growth & Income Sub-Account (Initial and Service Class)	MML Growth & Income Fund [4] (Initial and Service Class)

MML Growth Allocation Sub-Account (Initial and Service Class)	MML Growth Allocation Fund [4] (Initial and Service Class)

MML High Yield Sub-Account	MML High Yield Fund [5]

MML Income & Growth Sub-Account (Initial and Service Class)	MML Income & Growth Fund [4] (Initial and Service Class)

MML Inflation-Protected and Income Sub-Account (Initial and Service Class)	MML Inflation-Protected and Income Fund [5] (Initial and Service Class)

MML International Sub-Account	MML American Funds® International Fund [4]

MML Large Cap Growth Sub-Account (Initial and Service Class)	MML Large Cap Growth Fund [4] (Initial and Service Class)

MML Managed Bond Sub-Account (Initial and Service Class)	MML Managed Bond Fund [5] (Initial and Service Class)

MML Managed Volatility Sub-Account (Initial and Service Class)	MML Managed Volatility Fund [4,9] (Initial and Service Class)

MML Mid Cap Growth Sub-Account (Initial and Service Class)	MML Mid Cap Growth Fund [4] (Initial and Service Class)

MML Mid Cap Value Sub-Account (Initial and Service Class)	MML Mid Cap Value Fund [4] (Initial and Service Class)

MML Moderate Allocation Sub-Account (Initial and Service Class)	MML Moderate Allocation Fund [4] (Initial and Service Class)

MML Money Market Sub-Account	MML Money Market Fund [5]

MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund [5]

MML Small Cap Equity Sub-Account (Initial and Service Class)	MML Small Cap Equity Fund [5,10] (Initial and Service Class)

MML Small Cap Growth Equity Sub-Account (Initial and Service Class)	MML Small Cap Growth Equity Fund [4] (Initial and Service Class)

MML Small Company Value Sub-Account	MML Small Company Value Fund [4]

MML Small/Mid Cap Value Sub-Account (Initial and Service Class)	MML Small/Mid Cap Value Fund [4] (Initial and Service Class)

MML Strategic Emerging Markets Sub-Account	MML Strategic Emerging Markets Fund [5]

MML Total Return Sub-Account	MML PIMCO Total Return Fund [4]

Oppenheimer Capital Appreciation Sub-Account (Service and Non-Service)	Oppenheimer Capital Appreciation Fund/VA [6] (Service and Non-Service)

Oppenheimer Capital Income Sub-Account (Service and Non-Service)	Oppenheimer Capital Income Fund/VA [6,11] (Service and Non-Service)

Oppenheimer Core Bond Sub-Account	Oppenheimer Core Bond Fund/VA [6]

Notes To Financial Statements (Continued)

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column

Oppenheimer Discovery Mid Cap Growth Sub-Account (Service and Non-Service)	Oppenheimer Discovery Mid Cap Growth Fund/VA [6,12] (Service and Non-Service)

Oppenheimer Global Sub-Account (Service and Non-Service)	Oppenheimer Global Fund/VA [6,13] (Service and Non-Service)

Oppenheimer Global Strategic Income Sub-Account (Service and Non-Service)	Oppenheimer Global Strategic Income Fund/VA [6] (Service and Non-Service)

Oppenheimer International Growth Sub-Account (Service and Non-Service)	Oppenheimer International Growth Fund/VA [6] (Service and Non-Service)

Oppenheimer Main Street Sub-Account (Service and Non-Service)	Oppenheimer Main Street Fund®/VA [6] (Service and Non-Service)

Oppenheimer Money Sub-Account	Oppenheimer Money Fund/VA 6

PIMCO CommodityRealReturn® Strategy Sub-Account	PIMCO CommodityRealReturn® Strategy Portfolio [7]

In addition to the fifty-two sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]	Fidelity® Management & Research Company is the investment adviser to this Portfolio.
[2]	ING Investments, LLC is the investment adviser to this Portfolio.
[3]	Invesco Advisers, Inc. is the investment adviser to the listed Funds.
[4]	MassMutual is the investment adviser to the listed MML Trust Funds pursuant to an investment management agreement.
[5]	MassMutual is the investment adviser to the listed MML II Trust Funds pursuant to an investment management agreement.
[6]	OppenheimerFunds, Inc., a wholly owned subsidiary of MassMutual, serves as the investment adviser to the listed Funds/Portfolios.
[7]	Pacific Investment Management Company LLC is the investment adviser to this Portfolio.
[8]	Waddell & Reed Investment Management Company serves as Investment Advisor to this portfolio.
[9]	Prior to April 29, 2013, MML Managed Volatility Fund was formerly known as MML Large Cap Value Fund.
[10]	Prior to April 29, 2013, MML Small Cap Equity Fund was formerly known as MML Small/Mid Cap Equity Fund.
[11]	Prior to April 30, 2013, Oppenheimer Capital Income Fund/VA was formerly known as Oppenheimer Balanced Fund/VA.
[12]	Prior to April 30, 2013, Oppenheimer Discovery Mid Cap Growth Fund/VA was formerly known as Oppenheimer Small- & Mid-Cap Growth Fund/VA.
[13]	Prior to April 30, 2013, Oppenheimer Global Fund/VA was formerly known as Oppenheimer Global Securities Fund/VA.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

Notes To Financial Statements (Continued)

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the participants may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account by an equal amount. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from MassMutual to the Separate Account totaled $2,166 for the year ended December 31, 2013. Net transfers from the Separate Account to MassMutual totaled $748,294 for the year ended December 31, 2012. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table, except for the MassMutual RetireEase Select SM Segment which uses the Annuity 2000 table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The net assets of the Separate Account are measured at fair value. All the net assets are categorized as Level 1 as of December 31, 2013. There have been no transfers between levels for the year ended December 31, 2013.

Notes To Financial Statements (Continued)

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

The contracts currently being offered are sold by both registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with MassMutual and the Separate Account, MMLIS serves as principal underwriter of the contracts sold by its registered representatives and MML Distributors serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

Both MMLIS and MML Distributors are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities and Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MML Distributors to those broker-dealers. MMLIS and MML Distributors also receive compensation for their actions as principal underwriters of the contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account

	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)
Cost of purchases	$10,196,715	$13,969,742	$5,252,993	$1,046,549	$4,686,198	$2,063,296	$5,154,366	$1,246,774	$1,153,959	$5,620,899	$5,144,882	$14,609,385
Proceeds from sales	(54,241,786)	(3,746,188)	(4,485,162)	(1,388,511)	(825,107)	(2,603,722)	(1,423,953)	(1,713,699)	(393,939)	(143,496)	(4,714,265)	(4,875,988)

	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Cost of purchases	$19,744,744	$79,201,734	$10,198,509	$7,085,558	$7,705,694	$6,776,286	$802,690	$23,230,479	$70,290,576	$81,248,941	$2,167,633	$10,778,755
Proceeds from sales	(19,375,352)	(21,179,078)	(11,144,801)	(2,213,910)	(10,016,436)	(2,413,358)	(926,335)	(32,718,839)	(54,834,309)	(19,897,960)	(3,817,731)	(2,778,710)

	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)	(Service Class I)	(Initial Class)	(Service Class)	(Service Class I)	(Service Class I)	(Class I)	(Service Class I)	(Class II)
Cost of purchases	$10,857,953	$9,999,891	$5,137,088	$9,491,291	$3,540,294	$15,160,420	$1,584,494	$706,029	$2,025,399	$1,250,238	$2,407,292	$183,539
Proceeds from sales	(45,754,561)	(4,296,984)	(11,956,687)	(1,306,079)	(414,020)	(48,218,594)	(1,349,074)	(121,787)	(103,991)	(1,975,475)	(618,313)	(691,371)

	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Cost of purchases	$18,166,079	$2,259,345	$2,986,070	$74,970,422	$124,978,261	$8,989,196	$1,544,040	$2,702,686	$49,672,019	$9,018,531	$7,222,044	$1,614,024
Proceeds from sales	(6,892,726)	(17,580,539)	(1,921,916)	(46,434,856)	(52,982,045)	(4,800,916)	(5,848,010)	(1,675,780)	(44,797,725)	(14,667,674)	(4,349,316)	(3,933,070)

	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Cost of purchases	$408,102	$28,920,736	$47,003,795	$10,357,772	$5,252,315	$7,690,740	$10,589,835	$15,708,345	$5,571,630	$48,989,149	$320,461,429	$37,754,000
Proceeds from sales	(317,140)	(40,802,629)	(14,278,551)	(30,479,946)	(3,287,213)	(15,266,560)	(3,256,574)	(45,402,085)	(1,972,324)	(45,715,834)	(24,335,491)	(51,200,811)

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account

		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)			(Service)	(Non-Service)
Cost of purchases	$8,406,877	$5,791,063	$2,768,313	$12,455,670	$1,589,513	$2,579,330	$2,857,312	$2,186,239	$2,148,251	$7,746,761	$1,196,552	$9,768,217
Proceeds from sales	(7,309,745)	(7,406,116)	(768,060)	(41,266,970)	(1,438,621)	(906,367)	(41,297,850)	(1,332,702)	(1,549,763)	(2,251,685)	(964,655)	(42,786,307)

	Oppenheimer Capital Income Sub-Account	Oppenheimer Capital Income Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
Cost of purchases	$2,548	$468,502	$217,270	$1,327,389	$5,882,747	$6,275,249	$5,821,744	$11,937,800	$42,928,344	$4,102,766	$3,042,659	$1,004,184
Proceeds from sales	(5,169)	(3,021,542)	(800,805)	(883,510)	(36,373,615)	(2,534,730)	(50,278,190)	(6,029,153)	(53,609,416)	(1,964,186)	(9,382,892)	(760,629)

	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)
Cost of purchases	$1,173,139	$5,703,593	$4,597,462
Proceeds from sales	(7,868,891)	(9,349,216)	(5,166,073)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2013 were as follows:

2013	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I . Diversified Dividend Sub-Account	Invesco V.I . Diversified Dividend Sub-Account	Invesco V.I .. Global Health Care Sub-Account	Invesco V.I .. Global Health Care Sub-Account	Invesco V.I . Technology Sub-Account	Invesco V.I . Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account	MML Aggressive Allocation Sub-Account

	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)	(Service Class)
Units purchased	265,418	629,869	168,781	40,006	226,899	30,514	84,957	25,364	28,948	241,753	59,340	443,079
Units withdrawn	(1,915,552)	(151,971)	(122,840)	(101,398)	(19,382)	(94,393)	(9,518)	(97,778)	(7,799)	(7,196)	(166,892)	(170,109)
Units transferred between Sub- Accounts and to/from the Fixed Account	(1,064,656)	(8,539)	23,024	6,524	321,297	41,517	142,879	(11,345)	16,105	229,781	(35,256)	296,904

Net increase (decrease)	(2,714,790)	469,359	68,965	(54,868)	528,814	(22,362)	218,318	(83,759)	37,254	464,338	(142,808)	569,874

2013 (Continued)	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MML Blend Sub-Account	MML Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account
	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Units purchased	188,750	4,107,949	64,396	223,122	50,513	179,434	16,340	252,503	2,963,830	5,873,735	39,477	685,534
Units withdrawn	(902,444)	(1,424,635)	(490,317)	(78,938)	(369,957)	(53,281)	(24,312)	(1,137,618)	(2,075,079)	(1,895,388)	(150,672)	(93,432)
Units transferred between Sub- Accounts and to/from the Fixed Account	150,697	525,282	326,622	141,150	(55,870)	1,955	(3,866)	(257,052)	(599,817)	352,493	(31,925)	(136,334)

Net increase (decrease)	(562,997)	3,208,596	(99,299)	285,334	(375,314)	128,108	(11,838)	(1,142,167)	288,934	4,330,840	(143,120)	455,768

2013 (Continued)	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account
	(Initial Class)	(Service Class)	(Class I)	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)
Units purchased	181,466	506,861	28,034	489,901	87,302	163,645	48,892	18,403	51,155	19,896	130,803	5,460
Units withdrawn	(1,813,967)	(145,493)	(405,143)	(36,778)	(3,562)	(1,683,533)	(38,588)	(956)	(2,587)	(65,029)	(17,613)	(48,222)
Units transferred between Sub- Accounts and to/from the Fixed Account	(884,161)	(119,441)	(187,065)	19,434	164,855	(97,865)	9,725	34,617	107,383	(12,513)	23,073	(4,454)

Net increase (decrease)	(2,516,662)	241,927	(564,174)	472,557	248,595	(1,617,753)	20,029	52,064	155,951	(57,646)	136,263	(47,216)

2013 (Continued)	MML Growth Sub-Account	MML Growth & Income Sub-Account	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)
Units purchased	1,290,966	79,703	169,193	685,836	2,633,243	242,973	36,294	109,341	217,837	330,660	445,303	15,736
Units withdrawn	(318,239)	(762,605)	(30,082)	(2,672,410)	(3,304,916)	(210,795)	(254,443)	(53,648)	(2,599,051)	(273,383)	(192,824)	(197,676)
Units transferred between Sub- Accounts and to/from the Fixed Account	(335,456)	(303,783)	(76,828)	491,173	448,111	188,965	(88,595)	5,714	3,155,033	(461,710)	(83,167)	(54,311)

Net increase (decrease)	637,271	(986,685)	62,283	(1,495,401)	(223,562)	221,143	(306,744)	61,407	773,819	(404,433)	169,312	(236,251)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2013 (Continued)	MML Large Cap Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Managed Volatility Sub-Account	MML Managed Volatility Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account

	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	11,385	190,914	2,974,315	140,343	335,633	73,071	493,257	123,488	216,682	420,779	22,437,360	700,724
Units withdrawn	(6,747)	(2,269,919)	(512,823)	(1,442,452)	(126,303)	(445,173)	(110,694)	(1,340,269)	(55,203)	(2,593,622)	(4,713,534)	(3,512,569)
Units transferred between Sub-Accounts and to/from the Fixed Account	(6,879)	1,151,452	136,270	17,808	(54,166)	(203,979)	(123,004)	(822,877)	(37,266)	996,222	1,164,318	1,576,044

Net increase (decrease)	(2,241)	(927,553)	2,597,762	(1,284,301)	155,164	(576,081)	259,559	(2,039,658)	124,213	(1,176,621)	18,888,144	(1,235,801)

2013 (Continued)	MML Short-Duration Bond Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account
		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)			(Service)	(Non-Service)
Units purchased	180,966	30,771	73,095	86,047	35,457	68,392	116,198	93,957	80,707	323,695	59,684	215,642
Units withdrawn	(329,015)	(270,085)	(19,912)	(877,887)	(24,726)	(21,177)	(1,128,742)	(31,161)	(58,589)	(36,813)	(29,401)	(2,229,430)
Units transferred between Sub-Accounts and to/from the Fixed Account	241,097	(65,451)	20,233	(1,328,801)	(39,677)	26,395	(1,102,278)	(15,768)	58,244	235,433	(24,123)	(1,198,041)

Net increase (decrease)	93,048	(304,765)	73,416	(2,120,641)	(28,946)	73,610	(2,114,822)	47,028	80,362	522,315	6,160	(3,211,829)

2013 (Continued)	Oppenheimer Capital Income Sub-Account	Oppenheimer Capital Income Sub-Account	Oppenheimer Core Bond Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Discovery Mid Cap Growth Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account
	(Service)	(Non-Service)		(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
Units purchased	-	2,217	-	49,933	135,956	319,701	182,569	339,070	237,603	132,380	64,915	40,704
Units withdrawn	(317)	(174,835)	(41,084)	(20,892)	(1,289,361)	(83,420)	(1,634,830)	(207,132)	(2,722,763)	(32,016)	(264,116)	(8,931)
Units transferred between Sub-Accounts and to/from the Fixed Account	-	(51,893)	(14,790)	(1,609)	(1,046,857)	(27,539)	(617,817)	349,879	1,891,234	5,797	(77,629)	(18,265)

Net increase (decrease)	(317)	(224,511)	(55,874)	27,432	(2,200,262)	208,742	(2,070,078)	481,817	(593,926)	106,161	(276,830)	13,508

2013 (Continued)	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Non-Service)	(Advisor Class)
Units purchased	28,619	71,030	157,520
Units withdrawn	(372,565)	(495,124)	(215,685)
Units transferred between Sub-Accounts and to/from the Fixed Account	(108,010)	103,388	55,561

Net increase (decrease)	(451,956)	(320,706)	(2,604)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012	Fidelity® VIP Contrafund ® Sub-Account	Fidelity® VIP Contrafund ® Sub-Account	ING Clarion Global Real Estate Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Diversified Dividend Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Global Health Care Sub-Account	Invesco V.I. Technology Sub-Account	Invesco V.I. Technology Sub-Account	Ivy Asset Strategy Sub-Account	MML Aggressive Allocation Sub-Account
	(Initial Class)	(Service Class 2)		(Series I)	(Series II)	(Series I)	(Series II)	(Series I)	(Series II)		(Initial Class)

Units purchased	305,240	528,005	106,217	21,497	112,262	19,951	35,359	26,531	21,808	11,986	67,970
Units withdrawn	(1,774,918)	(111,670)	(84,504)	(81,425)	(9,734)	(75,444)	(7,489)	(77,071)	(4,007)	(123)	(231,006)
Units transferred between Sub-Accounts and to/from the Fixed Account	(619,468)	(7,040)	41,226	312,933	15,379	5,208	30,731	40,055	1,258	1,676	(63,420)

Net increase (decrease)	(2,089,146)	409,295	62,939	253,005	117,907	(50,285)	58,601	(10,485)	19,059	13,539	(226,456)

2012 (Continued)	MML Aggressive Allocation Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Babson Enhanced Index Core Equity Sub-Account	MML Balanced Allocation Sub-Account	MML Balanced Allocation Sub-Account	MM Blend Sub-Account	MM Blend Sub-Account	MML Blue Chip Growth Sub-Account	MML Blue Chip Growth Sub-Account	MML Capital Guardian Asset Allocation Sub-Account	MML Capital Guardian Asset Allocation Sub-Account
	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)

Units purchased	350,328	3,043	1,669	109,925	3,917,773	58,347	305,903	58,079	226,710	25,131	12,475
Units withdrawn	(193,060)	(41,088)	(1,556)	(1,030,802)	(1,213,133)	(493,803)	(51,255)	(358,876)	(39,392)	(266,472)	(16,339)
Units transferred between Sub-Accounts and to/from the Fixed Account	(12,779)	(652,436)	(60,904)	1,392,364	430,929	1,396,834	337,998	307,824	82,943	(6,047,725)	(800,265)

Net increase (decrease)	144,489	(690,481)	(60,791)	471,487	3,135,569	961,378	592,646	7,027	270,261	(6,289,066)	(804,129)

2012 (Continued)	MML China Sub-Account	MML Conservative Allocation Sub-Account	MML Conservative Allocation Sub-Account	MML Core Allocation Sub-Account	MML Emerging Growth Sub-Account	MML Emerging Growth Sub-Account	MML Equity Sub-Account	MML Equity Sub-Account	MML Equity Income Sub-Account	MML Equity Income Sub-Account	MML Equity Index Sub-Account
		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Class I)

Units purchased	16,382	183,349	3,440,975	4,581,167	3,170	9,578	50,162	570,692	176,019	452,309	132,953
Units withdrawn	(23,007)	(1,002,610)	(1,475,008)	(1,613,680)	(13,543)	(856)	(162,139)	(84,158)	(1,730,294)	(100,064)	(493,314)
Units transferred between Sub-Accounts and to/from the Fixed Account	(5,658)	1,779,530	1,604,864	(322,230)	(633,848)	(117,952)	(82,528)	(79,900)	(1,052,138)	(72,714)	(20,772)

Net increase (decrease)	(12,282)	960,269	3,570,831	2,645,257	(644,221)	(109,230)	(194,505)	406,634	(2,606,413)	279,531	(381,133)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	MML Equity Index Sub-Account	MML Focused Equity Sub-Account	MML Foreign Sub-Account	MML Foreign Sub-Account	MML Fundamental Growth Sub-Account	MML Fundamental Value Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Global Sub-Account	MML Growth Sub-Account	MML Growth & Income Sub-Account
	(Service Class I)		(Initial Class)	(Service Class)			(Class I)	(Service Class I)	(Class II)		(Initial Class)

Units purchased	250,668	7,454	160,947	49,269	6,274	9,058	16,501	85,405	11,022	1,098,770	71,008
Units withdrawn	(28,972)	(1,200)	(1,465,662)	(17,741)	(741)	(49)	(77,818)	(16,232)	(29,759)	(234,154)	(905,583)
Units transferred between Sub-Accounts and to/from the Fixed Account	19,460	43,053	(478,812)	(20,076)	35,535	13,508	(9,556)	6,325	(12,382)	(105,548)	(387,192)

Net increase (decrease)	241,156	49,307	(1,783,527)	11,452	41,068	22,517	(70,873)	75,498	(31,119)	759,068	(1,221,767)

2012 (Continued)	MML Growth & Income Sub-Account	MML Growth Allocation Sub-Account	MML Growth Allocation Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account	MML Income & Growth Sub-Account	MML Inflation-Protected and Income Sub-Account	MML Inflation-Protected and Income Sub-Account	MML International Sub-Account	MML Large Cap Growth Sub-Account	MML Large Cap Growth Sub-Account
	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)
Units purchased	124,597	602,550	2,256,985	237,331	48,062	160,443	208,132	1,155,697	352,908	18,365	11,201
Units withdrawn	(24,590)	(2,622,428)	(2,831,983)	(75,587)	(288,552)	(34,109)	(2,154,369)	(181,692)	(156,084)	(229,184)	(4,456)
Units transferred between Sub-Accounts and to/from the Fixed Account	(54,121)	(662,056)	(640,690)	387,230	(31,162)	38,910	1,696,915	200,165	(31,715)	(48,688)	1,051

Net increase (decrease)	45,886	(2,681,934)	(1,215,688)	548,974	(271,652)	165,244	(249,322)	1,174,170	165,109	(259,507)	7,796

2012 (Continued)	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Legg Mason Concentrated Growth Sub-Account	MML Managed Bond Sub-Account	MML Managed Bond Sub-Account	MML Large Cap Value Sub-Account	MML Large Cap Value Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Sub-Account	MML Mid Cap Value Sub-Account	MML Mid Cap Value Sub-Account
	(Class I)	(Service Class I)	(Class II)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Units purchased	2,114	2,203	2,619	224,433	2,727,525	138,701	279,609	74,477	372,088	127,108	181,696
Units withdrawn	(40,467)	(1,860)	(17,003)	(1,885,960)	(377,779)	(1,259,982)	(63,765)	(480,264)	(92,480)	(1,314,234)	(34,492)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,098,299)	(204,804)	(396,914)	1,312,101	600,781	(431,152)	(45,012)	(109,106)	(4,858)	(796,201)	(63,437)

Net increase (decrease)	(1,136,652)	(204,461)	(411,298)	(349,426)	2,950,527	(1,552,433)	170,832	(514,893)	274,750	(1,983,327)	83,767

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	MML Moderate Allocation Sub-Account	MML Moderate Allocation Sub-Account	MML Money Market Sub-Account	MML NASQAQ-100® Sub-Account	MML NASQAQ-100® Sub-Account	MML Short-Duration Bond Sub-Account	MML Small Cap Index Sub-Account	MML Small Cap Index Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small/Mid Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account
	(Initial Class)	(Service Class)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class)	(Initial Class)	(Service Class)	(Initial Class)

Units purchased	388,434	19,444,292	387,591	5,990	9,771	334,270	7,269	8,593	31,233	59,991	78,635
Units withdrawn	(2,239,000)	(3,441,709)	(2,438,754)	(10,343)	(2,017)	(93,655)	(67,513)	(3,021)	(244,329)	(7,601)	(777,652)
Units transferred between Sub-Accounts and to/from the Fixed Account	1,394,893	578,396	9,917,360	(380,210)	(156,735)	345,117	(1,452,109)	(353,027)	67,026	15,778	(426,626)

Net increase (decrease)	(455,673)	16,580,979	7,866,197	(384,563)	(148,981)	585,732	(1,512,353)	(347,455)	(146,070)	68,168	(1,125,643)

2012 (Continued)	MML Small Cap Growth Equity Sub-Account	MML Small Company Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Small/Mid Cap Value Sub-Account	MML Strategic Emerging Markets Sub-Account	MML Total Return Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Balanced Sub-Account	Oppenheimer Core Bond Sub-Account
	(Service Class)		(Initial Class)	(Service Class)			(Service)	(Non-Service)	(Service)	(Non-Service)
Units purchased	24,629	50,231	115,640	66,280	59,929	156,289	101,826	184,007	-	2,410	-
Units withdrawn	(14,974)	(14,920)	(1,103,353)	(20,836)	(33,424)	(13,522)	(21,723)	(1,941,717)	(986)	(243,605)	(38,117)
Units transferred between Sub-Accounts and to/from the Fixed Account	(1,416)	66,757	(1,155,198)	(14,274)	13,520	350,449	7,282	(699,272)	(3,923)	(4,330)	(14,932)

Net increase (decrease)	8,239	102,068	(2,142,911)	31,170	40,025	493,216	87,385	(2,456,982)	(4,909)	(245,525)	(53,049)

2012 (Continued)	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Small- & Mid-Cap Growth Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer Global Strategic Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account
	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)	(Non-Service)	(Service)
Units purchased	63,111	138,000	271,354	178,704	358,086	224,910	-	72	127,277	47,292	67,996
Units withdrawn	(14,476)	(1,084,774)	(54,249)	(1,556,377)	(152,100)	(2,339,368)	(3,015)	(388,682)	(29,978)	(317,417)	(7,733)
Units transferred between Sub-Accounts and to/from the Fixed Account	33,127	(264,737)	(56,851)	(705,680)	11,808	1,075,539	(6,680)	(2,790,664)	(26,682)	(186,952)	20,088

Net increase (decrease)	81,762	(1,211,511)	160,254	(2,083,353)	217,794	(1,038,919)	(9,695)	(3,179,274)	70,617	(457,077)	80,351

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

2012 (Continued)	Oppenheimer Main Street Sub-Account	Oppenheimer Money Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	PIMCO CommodityRealReturn® Strategy Sub-Account
	(Non-Service)	(Non-Service)	(Non-Service)	(Non-Service)

Units purchased	33,453	22,997	195	623	129,941
Units withdrawn	(334,560)	(491,226)	(2,593)	(2,033)	(214,847)
Units transferred between Sub-Accounts and to/from the Fixed Account	(17,963)	(128,506)	(68,582)	(72,121)	40,290

Net increase (decrease)	(319,070)	(596,735)	(70,980)	(73,531)	(44,616)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2013 follows:

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Fidelity® VIP Contrafund® Sub-Account (Initial Class)
2013	14,691,990	$17.82 to $24.42	323,174,155	1.04%	0.95% to 2.60%	27.92% to 30.05%
2012	17,406,780	13.93 to 18.78	295,726,935	1.31	0.95 to 2.60	13.42 to 15.31
2011	19,495,926	12.28 to 16.29	288,716,116	0.99	0.95 to 2.60	(5.02) to (3.45)
2010	21,307,937	12.93 to 16.87	328,970,155	1.23	0.95 to 2.60	14.21 to 16.11
2009	23,636,053	11.32 to 14.53	315,765,069	1.39	0.95 to 2.60	32.23 to 34.43

Fidelity® VIP Contrafund® Sub-Account (Service Class 2)
2013	3,677,023	17.42 to 21.66	76,557,019	0.92	1.15 to 3.10	26.96 to 29.46
2012	3,207,664	13.72 to 16.73	51,704,431	1.23	1.15 to 3.10	12.59 to 14.81
2011	2,798,369	12.18 to 14.57	39,394,895	0.90	1.15 to 3.10	(5.75) to (3.89)
2010	2,159,481	12.93 to 15.16	31,796,260	1.17	1.15 to 3.10	5.11 to 15.59
2009	1,630,568	11.39 to 13.12	20,758,905	1.42	1.15 to 2.65	31.93 to 33.92

ING Clarion Global Real Estate Sub-Account
2013	1,371,460	11.35 to 13.08	17,405,956	5.55	0.95 to 3.10	0.54 to 2.73
2012	1,302,495	11.29 to 12.73	16,182,211	0.52	0.95 to 3.10	21.80 to 24.46
2011	1,239,556	9.27 to 10.23	12,425,609	3.46	0.95 to 3.10	(8.19) to (6.20)
2010	1,192,544	10.09 to 10.91	12,812,999	8.90	0.95 to 3.10	6.05 to 14.90
2009	1,012,347	8.96 to 9.49	9,502,945	2.49	0.95 to 2.65	29.93 to 32.16

Invesco V.I. Diversified Dividend Sub-Account (Series I)
2013	721,269	6.53 to 8.87	6,104,301	2.30	0.95 to 2.60	27.67 to 29.80
2012	776,137	5.11 to 6.83	5,099,770	2.15	0.95 to 2.60	15.67 to 17.60
2011	523,132	4.42 to 5.81	2,948,506	0.21	0.95 to 2.60	(4.60) to (3.02)
2010	601,185	4.63 to 5.99	3,518,127	0.10	0.95 to 2.60	7.49 to 9.27
2009	755,347	4.31 to 5.48	4,062,640	3.59	0.95 to 2.60	24.15 to 26.22

Invesco V.I. Diversified Dividend Sub-Account (Series II)
2013	980,466	6.39 to 8.15	7,598,236	2.53	1.15 to 3.10	26.78 to 29.27
2012	451,652	5.04 to 6.31	2,711,573	2.01	1.15 to 3.10	14.75 to 17.01
2011	333,745	4.39 to 5.39	1,713,429	0.15	1.15 to 3.10	(5.21) to (3.35)
2010	261,924	4.63 to 5.58	1,403,750	-	1.15 to 3.10	(5.76) to 8.84
2009	171,016	4.34 to 5.12	850,223	3.82	1.15 to 2.65	23.96 to 25.84

Invesco V.I. Global Health Care Sub-Account (Series I)
2013	651,848	16.88 to 22.30	13,759,629	0.68	0.95 to 2.60	36.94 to 39.21
2012	674,210	12.33 to 16.02	10,305,929	-	0.95 to 2.60	17.79 to 19.75
2011	724,495	10.47 to 13.38	9,293,422	-	0.95 to 2.60	1.29 to 2.97
2010	817,870	10.33 to 12.99	10,252,640	-	0.95 to 2.60	2.59 to 4.30
2009	911,132	10.07 to 12.45	10,997,090	0.35	0.95 to 2.60	24.40 to 26.47

Invesco V.I. Global Health Care Sub-Account (Series II)
2013	426,051	16.50 to 21.21	8,417,378	0.63	1.15 to 3.10	35.89 to 38.56
2012	207,733	12.14 to 15.31	2,983,215	-	1.15 to 3.10	16.91 to 19.22
2011	149,132	10.38 to 12.84	1,819,403	-	1.15 to 3.10	0.56 to 2.54
2010	104,035	10.33 to 12.52	1,257,438	-	1.15 to 3.10	0.35 to 3.80
2009	65,771	10.13 to 12.06	774,567	0.16	1.15 to 2.65	24.06 to 25.94

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
Invesco V.I. Technology Sub-Account (Series I)
2013	636,533	$13.23 to $15.61	$7,412,702	-%	0.95% to 2.60%	21.93% to 23.96%
2012	720,292	10.85 to 12.59	6,889,703	-	0.95 to 2.60	8.42 to 10.22
2011	730,777	10.01 to 11.42	6,441,250	0.18	0.95 to 2.60	(7.49) to (5.95)
2010	894,035	10.82 to 12.15	8,374,944	-	0.95 to 2.60	18.19 to 20.16
2009	968,413	9.15 to 10.11	7,735,094	-	0.95 to 2.60	53.36 to 55.91

Invesco V.I. Technology Sub-Account (Series II)
2013	184,399	12.92 to 18.82	3,108,180	-	1.15 to 3.10	20.98 to 23.36
2012	147,145	10.68 to 15.26	2,006,873	-	1.15 to 3.10	7.64 to 9.76
2011	128,086	9.92 to 13.90	1,545,311	0.09	1.15 to 3.10	(8.20) to (6.40)
2010	87,196	10.81 to 14.85	1,126,117	-	1.15 to 3.10	10.80 to 19.65
2009	31,841	9.20 to 12.41	366,692	-	1.15 to 2.65	53.03 to 55.35

Ivy Asset Strategy
2013	477,877	12.68 to 12.97	6,176,973	0.65	1.15 to 3.10	21.31 to 23.70
2012[13]	13,539	10.45 to 10.49	141,873	-	1.15 to 3.10	4.52 to 4.86

MML Aggressive Allocation Sub-Account (Initial Class)
2013	2,868,990	13.27 to 14.64	41,165,457	1.18	0.95 to 2.60	24.12 to 26.19
2012	3,011,798	10.69 to 11.60	34,331,227	0.79	0.95 to 2.60	12.76 to 14.64
2011	3,238,254	9.48 to 10.12	32,302,257	1.10	0.95 to 2.60	(4.37) to (2.78)
2010	3,399,929	9.91 to 10.41	35,010,960	1.10	0.95 to 2.60	13.07 to 14.95
2009	3,306,926	8.77 to 9.05	29,757,632	0.26	0.95 to 2.60	30.60 to 32.78

MML Aggressive Allocation Sub-Account (Service Class)
2013	3,626,442	12.85 to 14.26	51,318,764	1.07	1.15 to 3.10	23.27 to 25.69
2012	3,056,568	10.43 to 11.35	34,458,467	0.59	1.15 to 3.10	11.82 to 14.03
2011	2,912,079	9.32 to 9.95	28,799,109	0.99	1.15 to 3.10	(5.01) to (3.15)
2010	2,214,787	9.81 to 10.28	22,663,520	1.03	1.15 to 3.10	4.75 to 14.51
2009	1,681,461	8.73 to 8.97	15,057,532	0.26	1.15 to 2.65	30.10 to 32.07

MML Babson Enhanced Index Core Equity Sub-Account (Initial Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	2.07	0.95 to 2.60	7.99 to 8.57
2011	690,481	10.05 to 12.41	8,223,620	1.34	0.95 to 2.60	(0.05) to 1.60
2010	787,755	10.06 to 12.21	9,234,846	1.49	0.95 to 2.60	11.27 to 13.12
2009	902,928	9.04 to 10.79	9,374,365	-	0.95 to 2.60	20.88 to 22.89

MML Babson Enhanced Index Core Equity Sub-Account (Service Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	1.93	1.15 to 3.10	7.73 to 8.41
2011	60,791	9.96 to 12.01	696,553	1.33	1.15 to 3.10	(0.80) to 1.15
2010	38,018	10.04 to 11.88	431,941	1.51	1.15 to 3.10	2.91 to 12.62
2009	27,194	9.08 to 10.55	274,664	-	1.15 to 2.65	20.53 to 22.36

MML Balanced Allocation Sub-Account (Initial Class)
2013	10,642,801	12.34 to 13.61	142,186,556	2.37	0.95 to 2.60	11.55 to 13.40
2012	11,205,798	11.06 to 12.00	132,420,466	1.79	0.95 to 2.60	9.51 to 11.33
2011	10,734,311	10.10 to 10.78	114,225,528	2.50	0.95 to 2.60	(0.88) to 0.77
2010	11,297,424	10.19 to 10.69	119,669,411	1.42	0.95 to 2.60	9.84 to 11.67
2009	12,100,804	9.27 to 9.58	115,103,685	0.64	0.95 to 2.60	20.33 to 22.34

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Balanced Allocation Sub-Account (Service Class)
2013	30,040,540	$11.97 to $13.28	393,771,762	2.22%	1.15% to 3.10%	10.74% to 12.92%
2012	26,831,944	10.81 to 11.76	312,296,978	1.59	1.15 to 3.10	8.69 to 10.83
2011	23,696,375	9.94 to 10.61	249,534,969	2.39	1.15 to 3.10	(1.55) to 0.38
2010	20,823,690	10.10 to 10.57	219,091,450	1.30	1.15 to 3.10	3.62 to 11.21
2009	17,019,622	9.25 to 9.51	161,261,065	0.69	1.15 to 2.65	19.88 to 21.69

MML Blend Sub-Account (Initial Class)
2013	4,217,795	14.95 to 19.29	73,420,884	2.05	0.95 to 2.60	17.23 to 19.18
2012	4,317,094	12.75 to 16.19	63,246,799	2.17	0.95 to 2.60	9.75 to 11.58
2011	3,355,716	11.62 to 14.51	44,001,527	2.06	0.95 to 2.60	2.10 to 3.79
2010	3,686,171	11.38 to 13.98	46,990,156	2.12	0.95 to 2.60	9.62 to 11.44
2009	3,986,125	10.38 to 12.54	45,828,920	2.66	0.95 to 2.60	17.46 to 19.41

MML Blend Sub-Account (Service Class)
2013	1,831,090	14.61 to 17.77	30,932,071	1.85	1.15 to 3.10	16.35 to 18.64
2012	1,545,756	12.56 to 14.98	22,114,127	2.00	1.15 to 3.10	8.93 to 11.08
2011	953,110	11.53 to 13.48	12,331,626	1.92	1.15 to 3.10	1.34 to 3.33
2010	744,796	11.38 to 13.05	9,397,639	1.97	1.15 to 3.10	3.08 to 10.94
2009	483,934	10.44 to 11.76	5,533,784	2.56	1.15 to 2.65	17.11 to 18.88

MML Blue Chip Growth Sub-Account (Initial Class)
2013	2,429,887	16.98 to 22.01	52,314,807	0.22	0.95 to 2.60	37.71 to 39.99
2012	2,805,201	12.33 to 15.72	43,183,423	0.09	0.95 to 2.60	15.27 to 17.19
2011	2,798,174	10.70 to 13.42	36,898,036	0.04	0.95 to 2.60	(1.23) to 0.41
2010	3,212,451	10.83 to 13.36	42,274,567	0.08	0.95 to 2.60	13.19 to 15.07
2009	3,565,999	9.57 to 11.61	40,911,726	0.17	0.95 to 2.60	38.73 to 41.04

MML Blue Chip Growth Sub-Account (Service Class)
2013	1,165,151	16.59 to 21.23	23,271,863	0.05	1.15 to 3.10	36.70 to 39.39
2012	1,037,043	12.14 to 15.23	14,894,218	-	1.15 to 3.10	14.38 to 16.64
2011	766,782	10.61 to 13.06	9,476,139	-	1.15 to 3.10	(2.01) to (0.08)
2010	611,582	10.83 to 13.07	7,627,942	-	1.15 to 3.10	5.69 to 14.59
2009	497,982	9.62 to 11.41	5,418,321	0.17	1.15 to 2.65	38.22 to 40.31

MML Capital Guardian Asset Allocation Sub-Account (Initial Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	2.47	0.95 to 2.60	5.12 to 5.68
2011	6,289,066	9.91 to 13.63	79,771,977	2.01	0.95 to 2.60	(0.92) to 0.72
2010	7,490,117	10.01 to 13.53	94,937,959	2.47	0.95 to 2.60	9.72 to 11.55
2009	8,484,992	9.12 to 12.13	96,884,679	4.13	0.95 to 2.60	14.01 to 15.91

MML Capital Guardian Asset Allocation Sub-Account (Service Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	2.29	1.15 to 3.10	4.82 to 5.48
2011	804,129	9.84 to 11.52	8,930,237	1.88	1.15 to 3.10	(1.60) to 0.33
2010	718,826	10.00 to 11.48	7,996,491	2.49	1.15 to 3.10	5.05 to 11.09
2009	550,251	9.16 to 10.33	5,508,310	4.68	1.15 to 2.65	13.51 to 15.23

MML China Sub-Account
2013	231,180	13.59 to 14.97	3,429,680	1.17	1.15 to 3.10	7.85 to 9.97
2012	243,018	12.60 to 13.61	3,282,092	-	1.15 to 3.10	21.42 to 23.82
2011	255,300	10.38 to 10.99	2,790,513	-	1.15 to 3.10	(21.59) to (20.04)
2010	213,780	13.24 to 13.75	2,927,191	0.60	1.15 to 3.10	3.23 to 5.19
2009	141,866	13.06 to 13.32	1,886,002	-	1.15 to 2.65	65.66 to 68.16

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Conservative Allocation Sub-Account (Initial Class)
2013	8,989,816	$12.29 to $13.55	$119,758,501	2.26%	0.95% to 2.60%	8.46% to 10.27%
2012	10,131,983	11.33 to 12.29	122,720,414	1.90	0.95 to 2.60	8.54 to 10.35
2011	9,171,714	10.44 to 11.14	101,065,583	2.87	0.95 to 2.60	(0.06) to 1.60
2010	8,433,069	10.45 to 10.96	91,683,248	1.48	0.95 to 2.60	9.04 to 10.85
2009	7,878,268	9.58 to 9.89	77,495,136	0.62	0.95 to 2.60	18.04 to 20.00

MML Conservative Allocation Sub-Account (Service Class)
2013	25,176,788	11.90 to 13.20	327,041,221	2.13	1.15 to 3.10	7.68 to 9.80
2012	24,887,854	11.05 to 12.03	295,572,709	1.75	1.15 to 3.10	7.75 to 9.87
2011	21,317,023	10.25 to 10.94	231,276,991	2.72	1.15 to 3.10	(0.83) to 1.12
2010	18,272,164	10.34 to 10.82	196,488,210	1.37	1.15 to 3.10	3.30 to 10.32
2009	14,681,035	9.54 to 9.81	143,523,035	0.64	1.15 to 2.65	17.75 to 19.53

MML Core Allocation Sub-Account
2013	41,568,428	12.09 to 13.31	546,136,756	1.34	1.15 to 3.10	14.69 to 16.95
2012	37,237,588	10.54 to 11.38	419,693,886	1.53	1.15 to 3.10	8.28 to 10.42
2011	34,592,331	9.74 to 10.31	354,087,519	1.50	1.15 to 3.10	(3.20) to (1.30)
2010	31,142,204	10.06 to 10.45	323,820,265	1.38	1.15 to 3.10	2.24 to 7.92
2009	23,872,704	9.49 to 9.68	230,459,578	1.13	1.15 to 2.65	21.26 to 23.10

MML Emerging Growth Sub-Account (Initial Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	-	0.95 to 2.60	6.06 to 6.63
2011	644,221	8.39 to 10.45	6,125,625	-	0.95 to 2.60	(8.94) to (7.43)
2010	738,928	9.21 to 11.29	7,621,637	-	0.95 to 2.60	22.08 to 24.11
2009	726,919	7.54 to 9.10	6,029,234	-	0.95 to 2.60	9.27 to 11.09

MML Emerging Growth Sub-Account (Service Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	-	1.15 to 3.10	5.80 to 6.47
2011	109,230	8.32 to 11.32	1,148,016	-	1.15 to 3.10	(9.62) to (7.84)
2010	82,791	9.20 to 12.28	952,676	-	1.15 to 3.10	8.77 to 23.55
2009	44,909	7.59 to 9.94	425,532	-	1.15 to 2.65	8.95 to 10.60

MML Equity Sub-Account (Initial Class)
2013	1,844,640	14.15 to 18.30	29,267,983	1.90	0.95 to 2.60	29.85 to 32.01
2012	1,987,760	10.90 to 13.86	24,026,996	1.94	0.95 to 2.60	13.06 to 14.95
2011	2,182,265	9.64 to 12.06	23,062,270	1.55	0.95 to 2.60	(6.22) to (4.67)
2010	2,303,654	10.28 to 12.65	25,579,853	1.82	0.95 to 2.60	11.82 to 13.68
2009	2,502,424	9.19 to 11.12	24,564,657	2.70	0.95 to 2.60	27.36 to 29.48

MML Equity Sub-Account (Service Class)
2013	2,561,118	13.83 to 16.79	41,590,626	1.79	1.15 to 3.10	28.89 to 31.42
2012	2,105,350	10.73 to 12.78	26,072,701	1.82	1.15 to 3.10	12.22 to 14.43
2011	1,698,716	9.56 to 11.16	18,493,513	1.56	1.15 to 3.10	(6.92) to (5.09)
2010	997,384	10.27 to 11.76	11,469,662	1.90	1.15 to 3.10	3.59 to 13.17
2009	590,409	9.24 to 10.39	5,978,961	2.91	1.15 to 2.65	26.98 to 28.90

MML Equity Income Sub-Account (Initial Class)
2013	13,837,402	15.06 to 19.44	249,236,212	1.85	0.95 to 2.60	26.60 to 28.70
2012	16,354,064	11.90 to 15.11	229,600,031	2.08	0.95 to 2.60	14.30 to 16.21
2011	18,960,477	10.41 to 13.00	229,796,001	1.64	0.95 to 2.60	(3.34) to (1.73)
2010	20,510,249	10.77 to 13.23	254,106,501	1.54	0.95 to 2.60	12.00 to 13.86
2009	22,211,666	9.61 to 11.62	242,535,903	2.46	0.95 to 2.60	21.98 to 24.01

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Equity Income Sub-Account (Service Class)
2013	3,142,997	$14.72 to $17.90	$54,594,084	1.74%	1.15% to 3.10%	25.59% to 28.07%
2012	2,901,070	11.72 to 13.98	39,414,680	1.95	1.15 to 3.10	13.48 to 15.72
2011	2,621,539	10.33 to 12.08	30,894,898	1.55	1.15 to 3.10	(3.99) to (2.10)
2010	2,061,935	10.76 to 12.34	24,909,835	1.47	1.15 to 3.10	0.85 to 13.39
2009	1,564,518	9.66 to 10.88	16,626,871	2.66	1.15 to 2.65	21.47 to 23.31

MML Equity Index Sub-Account (Class I)
2013	4,839,127	14.54 to 18.60	72,466,471	1.57	0.95 to 2.60	28.46 to 30.60
2012	5,403,301	11.32 to 14.24	62,182,405	1.53	0.95 to 2.60	12.51 to 14.38
2011	5,784,434	10.06 to 12.45	58,648,895	1.59	0.95 to 2.60	(0.89) to 0.75
2010	6,132,406	10.15 to 12.36	62,245,662	1.58	0.95 to 2.60	11.58 to 13.43
2009	6,142,247	9.10 to 10.89	55,537,240	2.54	0.95 to 2.60	22.92 to 24.96

MML Equity Index Sub-Account (Service Class I)
2013	1,247,747	14.21 to 17.73	21,445,777	1.75	1.15 to 3.10	27.48 to 29.99
2012	775,190	11.14 to 13.64	10,229,251	1.61	1.15 to 3.10	11.69 to 13.89
2011	534,034	9.98 to 11.98	6,232,304	1.88	1.15 to 3.10	(1.62) to 0.31
2010	281,989	10.14 to 11.94	3,283,455	1.68	1.15 to 3.10	3.41 to 12.92
2009	114,755	9.14 to 10.58	1,170,893	2.96	1.15 to 2.65	22.53 to 24.39

MML Focused Equity Sub-Account
2013	297,902	13.60 to 14.10	4,170,618	-	0.95 to 3.10	33.45 to 36.34
2012[12]	49,307	10.19 to 10.34	509,252	1.07	0.95 to 3.10	1.92 to 3.39

MML Foreign Sub-Account (Initial Class)
2013	13,526,887	13.75 to 17.40	220,469,245	1.91	0.95 to 2.60	17.70 to 19.66
2012	15,144,640	11.68 to 14.54	207,295,093	2.19	0.95 to 2.60	16.00 to 17.94
2011	16,928,167	10.07 to 12.33	197,252,278	1.84	0.95 to 2.60	(12.21) to (10.75)
2010	17,692,811	11.47 to 13.81	231,879,872	1.66	0.95 to 2.60	2.01 to 3.71
2009	17,803,253	11.24 to 13.32	225,730,182	2.43	0.95 to 2.60	25.96 to 28.05

MML Foreign Sub-Account (Service Class)
2013	523,577	13.43 to 16.55	8,346,697	1.71	1.15 to 3.10	16.74 to 19.04
2012	503,548	11.50 to 13.91	6,757,665	1.98	1.15 to 3.10	15.11 to 17.38
2011	492,096	9.99 to 11.85	5,616,118	1.76	1.15 to 3.10	(12.87) to (11.15)
2010	453,442	11.47 to 13.33	5,858,542	1.54	1.15 to 3.10	3.34 to 4.05
2009	343,062	11.30 to 12.90	4,311,782	2.65	1.15 to 2.65	25.64 to 27.54

MML Fundamental Growth Sub-Account
2013	93,132	12.21 to 12.66	1,173,384	-	0.95 to 3.10	27.96 to 30.73
2012[12]	41,068	9.54 to 9.68	397,161	1.33	0.95 to 3.10	(4.56) to (3.19)

MML Fundamental Value Sub-Account
2013	178,468	12.79 to 13.25	2,348,467	1.37	0.95 to 3.10	26.57 to 29.32
2012[12]	22,517	10.10 to 10.25	230,294	0.65	0.95 to 3.10	1.03 to 2.49

MML Global Sub-Account (Class I)
2013	465,015	11.98 to 14.37	6,771,568	1.10	0.95 to 2.60	24.85 to 26.93
2012	522,661	9.60 to 11.32	5,999,054	1.00	0.95 to 2.60	20.51 to 22.52
2011	593,534	7.96 to 9.24	5,558,265	0.92	0.95 to 2.60	(6.69) to (5.14)
2010	675,734	8.54 to 9.74	6,672,436	0.60	0.95 to 2.60	9.75 to 11.57
2009	746,492	7.78 to 8.73	6,606,207	1.02	0.95 to 2.60	28.67 to 30.81

MML Global Sub-Account (Service Class I)
2013	457,916	11.77 to 15.63	6,657,557	1.11	1.15 to 3.10	24.04 to 26.48
2012	321,653	9.49 to 12.36	3,704,705	0.95	1.15 to 3.10	19.58 to 21.94
2011	246,155	7.93 to 10.13	2,329,571	1.06	1.15 to 3.10	(7.49) to (5.67)
2010	139,819	8.58 to 10.74	1,424,471	0.52	1.15 to 3.10	6.51 to 11.17
2009	60,795	7.85 to 9.66	558,985	1.14	1.15 to 2.65	28.32 to 30.26

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
MML Global Sub-Account (Class II)
2013	317,507	$8.40 to $11.37	$3,611,137	1.15%	1.18% to 1.65%		26.24% to 26.83%
2012	364,723	6.63 to 9.01	3,298,269	1.02	1.18 to 1.65		21.76 to 22.33
2011	395,842	5.42 to 7.40	2,961,168	0.95	1.18 to 1.65		(5.72) to (5.28)
2010	482,912	5.72 to 7.85	3,843,365	0.53	1.18 to 1.65	[6]	10.98 to 11.50
2009	546,125	5.13 to 7.07	3,912,529	0.76	1.18 to 1.65	[6]	29.80 to 30.42

MML Growth Sub-Account
2013	6,180,433	13.66 to 15.04	92,057,974	0.32	1.15 to 3.10		25.61 to 28.08
2012	5,543,162	10.87 to 11.74	64,643,217	0.20	1.15 to 3.10		13.82 to 16.06
2011	4,784,094	9.95 to 10.12	48,190,657	0.27	1.15 to 3.10		(7.64) to (5.82)
2010	3,457,304	10.34 to 10.74	37,052,099	0.20	1.15 to 3.10		7.11 to 16.81
2009	2,384,952	9.02 to 9.20	21,877,439	0.43	1.15 to 2.65		35.23 to 37.27

MML Growth & Income Sub-Account (Initial Class)
2013	5,205,720	12.52 to 19.41	93,410,100	1.31	0.95 to 2.60		29.13 to 31.28
2012	6,192,405	9.70 to 14.78	84,998,489	1.23	0.95 to 2.60		16.42 to 18.36
2011	7,414,172	8.33 to 12.49	86,270,822	1.07	0.95 to 2.60		(4.35) to (2.76)
2010	8,848,724	8.71 to 12.84	106,443,172	1.38	0.95 to 2.60		8.61 to 10.42
2009	9,979,467	8.02 to 11.63	109,056,915	2.02	0.95 to 2.60		24.38 to 26.45

MML Growth & Income Sub-Account (Service Class)
2013	1,166,835	12.23 to 15.25	17,146,509	1.16	1.15 to 3.10		28.17 to 30.69
2012	1,104,552	9.54 to 11.67	12,390,049	1.06	1.15 to 3.10		15.67 to 17.95
2011	1,058,666	8.25 to 9.89	10,086,318	0.81	1.15 to 3.10		(5.12) to (3.25)
2010	1,335,034	8.70 to 10.22	13,296,026	1.30	1.15 to 3.10		2.77 to 9.94
2009	1,233,768	8.05 to 9.30	11,212,956	2.65	1.15 to 2.65		24.02 to 25.89

MML Growth Allocation Sub-Account (Initial Class)
2013	44,670,476	12.93 to 14.27	624,211,889	1.74	0.95 to 2.60		19.49 to 21.48
2012	46,165,877	10.82 to 11.74	532,867,447	1.34	0.95 to 2.60		11.55 to 13.41
2011	48,847,811	9.70 to 10.35	498,767,098	1.79	0.95 to 2.60		(2.96) to (1.35)
2010	50,369,093	10.00 to 10.50	523,193,881	1.17	0.95 to 2.60		11.98 to 13.84
2009	50,226,930	8.93 to 9.22	459,917,691	0.39	0.95 to 2.60		26.28 to 28.38

MML Growth Allocation Sub-Account (Service Class)
2013	72,065,816	12.54 to 13.92	995,707,950	1.54	1.15 to 3.10		18.52 to 20.85
2012	72,289,378	10.58 to 11.51	827,154,465	1.12	1.15 to 3.10		10.78 to 12.97
2011	73,505,066	9.55 to 10.19	745,395,511	1.59	1.15 to 3.10		(3.66) to (1.76)
2010	73,062,981	9.91 to 10.38	755,190,572	1.04	1.15 to 3.10		4.42 to 13.23
2009	61,172,206	8.91 to 9.16	559,052,233	0.42	1.15 to 2.65		25.91 to 27.81

MML High Yield Sub-Account
2013	1,306,534	13.01 to 14.08	18,128,143	6.54	0.95 to 3.10		7.22 to 9.55
2012	1,085,391	12.13 to 12.85	13,801,448	6.69	0.95 to 3.10		12.97 to 15.43
2011	536,417	10.74 to 11.13	5,936,058	8.12	0.95 to 3.10		2.55 to 4.78
2010[5]	144,588	10.47 to 10.62	1,532,637	5.41	0.95 to 3.10		4.74 to 6.24

MML Income & Growth Sub-Account (Initial Class)
2013	1,860,634	12.79 to 16.82	30,192,561	1.73	0.95 to 2.60		21.42 to 23.44
2012	2,167,378	10.53 to 13.62	28,645,774	1.07	0.95 to 2.60		9.08 to 10.90
2011	2,439,030	9.65 to 12.29	29,282,329	2.97	0.95 to 2.60		2.90 to 4.61
2010	2,848,902	9.38 to 11.74	32,905,206	3.82	0.95 to 2.60		8.83 to 10.64
2009	3,265,948	8.62 to 10.61	34,214,458	0.90	0.95 to 2.60		15.03 to 16.94

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Income & Growth Sub-Account (Service Class)
2013	994,981	$12.50 to $15.42	$14,770,986	1.65%	1.15% to 3.10%	20.43% to 22.80%
2012	933,574	10.38 to 12.56	11,286,331	0.97	1.15 to 3.10	8.31 to 10.45
2011	768,330	9.58 to 11.37	8,465,086	3.25	1.15 to 3.10	2.19 to 4.19
2010	375,731	9.38 to 10.91	3,951,503	3.96	1.15 to 3.10	0.32 to 10.20
2009	250,273	8.66 to 9.90	2,404,468	0.95	1.15 to 2.65	14.51 to 16.25

MML Inflation-Protected and Income Sub-Account (Initial Class)
2013	19,486,012	11.02 to 13.91	246,238,361	1.87	0.95 to 2.60	(11.03) to (9.55)
2012	18,712,193	12.38 to 15.38	263,095,519	3.17	0.95 to 2.60	4.14 to 5.88
2011	18,961,515	11.89 to 14.53	252,810,664	4.91	0.95 to 2.60	10.59 to 12.42
2010	23,151,491	10.75 to 12.92	275,358,279	3.17	0.95 to 2.60	3.83 to 5.55
2009	23,369,781	10.36 to 12.24	264,262,456	2.12	0.95 to 2.60	8.32 to 10.12

MML Inflation-Protected and Income Sub-Account (Service Class)
2013	4,390,433	10.75 to 12.54	53,901,458	1.61	1.15 to 3.10	(11.73) to (9.99)
2012	4,794,866	12.18 to 13.93	65,435,595	3.04	1.15 to 3.10	3.39 to 5.43
2011	3,620,696	11.78 to 13.21	47,025,550	4.75	1.15 to 3.10	9.71 to 11.86
2010	2,701,479	10.74 to 11.81	31,562,759	3.06	1.15 to 3.10	1.24 to 5.10
2009	1,890,824	10.41 to 11.24	21,063,878	2.36	1.15 to 2.65	7.97 to 9.60

MML International Sub-Account
2013	3,738,945	11.57 to 12.74	47,268,002	0.93	1.15 to 3.10	17.40 to 19.71
2012	3,569,633	9.85 to 10.64	37,758,692	1.34	1.15 to 3.10	13.79 to 16.04
2011	3,404,524	8.66 to 9.17	31,094,246	1.38	1.15 to 3.10	(16.97) to (15.33)
2010	2,851,283	10.43 to 10.83	30,810,775	0.84	1.15 to 3.10	5.60 to 6.38
2009	2,063,233	10.06 to 10.26	21,112,888	0.98	1.15 to 2.65	38.90 to 41.00

MML Large Cap Growth Sub-Account (Initial Class)
2013	1,327,852	13.15 to 16.54	20,390,085	0.38	0.95 to 2.60	30.11 to 32.28
2012	1,564,103	10.11 to 12.50	18,300,404	0.06	0.95 to 2.60	12.83 to 14.71
2011	1,823,610	8.96 to 10.90	18,763,121	0.22	0.95 to 2.60	(6.16) to (4.60)
2010	2,090,872	9.54 to 11.42	22,676,775	0.09	0.95 to 2.60	15.82 to 17.75
2009	2,386,057	8.24 to 9.70	22,004,803	0.48	0.95 to 2.60	28.37 to 30.51

MML Large Cap Growth Sub-Account (Service Class)
2013	114,555	12.84 to 17.40	1,849,015	0.17	1.15 to 3.10	29.17 to 31.71
2012	116,796	9.94 to 13.21	1,439,253	-	1.15 to 3.10	11.88 to 14.09
2011	109,000	8.88 to 11.58	1,176,635	0.13	1.15 to 3.10	(6.75) to (4.92)
2010	67,375	9.53 to 12.18	763,374	-	1.15 to 3.10	9.20 to 17.10
2009	55,738	8.28 to 10.40	547,247	0.54	1.15 to 2.65	27.99 to 29.93

MML Legg Mason Concentrated Growth Sub-Account (Class I)
2013	-	-	-	-	-	-
2012[8]	-	-	-	1.23	0.95 to 2.60	9.85 to 10.47
2011	1,136,652	8.11 to 10.11	11,060,454	0.60	0.95 to 2.60	(3.28) to (1.67)
2010	1,326,912	8.39 to 10.28	13,182,508	0.43	0.95 to 2.60	11.21 to 13.06
2009	1,582,228	7.54 to 9.10	13,939,194	0.42	0.95 to 2.60	38.92 to 41.23

MML Legg Mason Concentrated Growth Sub-Account (Service Class I)
2013	-	-	-	-	-	-
2012[8]	-	-	-	1.71	1.15 to 3.10	9.61 to 10.31
2011	204,461	8.03 to 9.65	1,908,976	0.51	1.15 to 3.10	(4.03) to (2.14)
2010	187,650	8.37 to 9.86	1,788,574	0.41	1.15 to 3.10	5.80 to 12.53
2009	142,055	7.57 to 8.76	1,202,392	0.59	1.15 to 2.65	38.39 to 40.48

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
MML Legg Mason Concentrated Growth Sub-Account (Class II)
2013	-	$-	$-	-%	-%		-%
2012[8]	-	-	-	2.24	1.18 to 1.65		10.27 to 10.44
2011	411,298	6.09 to 8.06	3,264,784	0.70	1.18 to 1.65		(2.39) to (1.93)
2010	486,371	6.21 to 8.26	3,948,420	0.54	1.18 to 1.65	[6]	12.34 to 12.87
2009	573,242	5.51 to 7.35	4,138,055	0.33	1.18 to 1.65	[6]	40.48 to 41.14

MML Managed Bond Sub-Account (Initial Class)
2013	14,482,653	12.15 to 16.11	207,924,619	3.09	0.95 to 2.60		(4.16) to (2.57)
2012	15,410,206	12.68 to 16.54	228,561,315	2.85	0.95 to 2.60		3.05 to 4.77
2011	15,759,632	12.31 to 15.78	224,363,765	3.59	0.95 to 2.60		4.56 to 6.30
2010	18,390,246	11.77 to 14.85	247,254,674	3.75	0.95 to 2.60		4.22 to 5.95
2009	18,851,605	11.29 to 14.02	240,233,605	4.40	0.95 to 2.60		7.38 to 9.17

MML Managed Bond Sub-Account (Service Class)
2013	12,588,464	11.88 to 13.89	171,044,531	2.89	1.15 to 3.10		(4.88) to (3.01)
2012	9,990,702	12.49 to 14.32	140,101,627	2.71	1.15 to 3.10		2.28 to 4.30
2011	7,040,175	12.21 to 13.73	94,975,383	3.62	1.15 to 3.10		3.79 to 5.82
2010	4,628,878	11.76 to 12.97	59,230,319	3.70	1.15 to 3.10		1.30 to 5.48
2009	2,382,512	11.35 to 12.30	28,940,096	4.50	1.15 to 2.65		7.06 to 8.68

MML Managed Volatility Sub-Account (Initial Class)
2013	11,897,114	12.09 to 16.56	172,435,223	1.36	0.95 to 2.60		14.81 to 16.72
2012	13,181,415	10.53 to 14.19	164,504,991	0.70	0.95 to 2.60		10.25 to 12.09
2011	14,733,848	9.55 to 12.66	164,761,302	0.89	0.95 to 2.60		(6.36) to (4.80)
2010	15,659,887	10.20 to 13.30	184,751,316	0.82	0.95 to 2.60		9.47 to 11.29
2009	16,719,953	9.32 to 11.95	177,957,224	1.15	0.95 to 2.60		27.28 to 29.40

MML Managed Volatility Sub-Account (Service Class)
2013	2,021,098	11.81 to 14.66	28,423,102	1.22	1.15 to 3.10		13.95 to 16.20
2012	1,865,934	10.37 to 12.62	22,660,764	0.52	1.15 to 3.10		9.43 to 11.59
2011	1,695,102	9.47 to 11.31	18,508,331	0.73	1.15 to 3.10		(7.06) to (5.23)
2010	1,431,899	10.19 to 11.93	16,519,401	0.70	1.15 to 3.10		3.14 to 10.79
2009	1,040,101	9.37 to 10.77	10,806,699	1.23	1.15 to 2.65		26.91 to 28.83

MML Mid Cap Growth Sub-Account (Initial Class)
2013	3,507,941	16.50 to 28.95	89,492,551	0.28	0.95 to 2.60		33.18 to 35.40
2012	4,084,022	12.39 to 21.38	76,986,779	-	0.95 to 2.60		10.86 to 12.70
2011	4,598,915	11.18 to 18.97	77,589,734	-	0.95 to 2.60		(3.76) to (2.16)
2010	5,197,351	11.61 to 19.39	91,301,719	-	0.95 to 2.60		24.78 to 26.85
2009	5,875,393	9.31 to 15.28	82,258,628	-	0.95 to 2.60		41.63 to 43.98

MML Mid Cap Growth Sub-Account (Service Class)
2013	2,450,201	16.04 to 18.20	43,871,224	0.11	1.15 to 3.10		32.24 to 34.84
2012	2,190,642	12.13 to 13.50	29,147,615	-	1.15 to 3.10		10.00 to 12.17
2011	1,915,892	11.02 to 12.03	22,800,700	-	1.15 to 3.10		(4.56) to (2.68)
2010	1,405,866	11.55 to 12.36	17,242,657	-	1.15 to 3.10		9.58 to 26.38
2009	1,002,267	9.31 to 9.78	9,740,620	-	1.15 to 2.65		41.11 to 43.24

MML Mid Cap Value Sub-Account (Initial Class)
2013	10,206,141	17.99 to 24.49	221,850,251	1.79	0.95 to 2.60		27.08 to 29.20
2012	12,245,799	14.16 to 18.96	206,543,288	1.63	0.95 to 2.60		13.70 to 15.60
2011	14,229,126	12.45 to 16.40	208,457,298	2.00	0.95 to 2.60		(3.19) to (1.58)
2010	15,551,968	12.86 to 16.66	232,901,835	1.48	0.95 to 2.60		17.02 to 18.96
2009	17,598,610	10.99 to 14.01	222,278,951	2.19	0.95 to 2.60		26.97 to 29.08

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Mid Cap Value Sub-Account (Service Class)
2013	1,136,213	$17.58 to $21.12	$23,342,636	1.71%	1.15% to 3.10%	26.14% to 28.62%
2012	1,012,000	13.94 to 16.42	16,238,751	1.50	1.15 to 3.10	12.81 to 15.03
2011	928,233	12.36 to 14.27	12,971,856	1.98	1.15 to 3.10	(3.83) to (1.94)
2010	678,555	12.85 to 14.55	9,683,603	1.44	1.15 to 3.10	5.05 to 18.26
2009	509,596	11.06 to 12.31	6,163,269	2.37	1.15 to 2.65	26.79 to 28.71

MML Moderate Allocation Sub-Account (Initial Class)
2013	30,402,577	12.65 to 13.96	416,511,831	1.78	0.95 to 2.60	14.55 to 16.46
2012	31,579,198	11.05 to 11.98	372,518,830	1.48	0.95 to 2.60	10.26 to 12.10
2011	32,034,871	10.02 to 10.69	338,075,562	2.01	0.95 to 2.60	(1.59) to 0.05
2010	33,986,196	10.18 to 10.69	359,689,617	1.34	0.95 to 2.60	10.57 to 12.40
2009	33,577,672	9.21 to 9.51	317,149,004	0.61	0.95 to 2.60	22.67 to 24.71

MML Moderate Allocation Sub-Account (Service Class)
2013	110,205,721	12.26 to 13.61	1,480,632,767	1.65	1.15 to 3.10	13.79 to 16.03
2012	91,317,577	10.78 to 11.73	1,060,350,289	1.32	1.15 to 3.10	9.37 to 11.53
2011	74,736,598	9.86 to 10.52	780,265,203	1.94	1.15 to 3.10	(2.34) to (0.42)
2010	59,239,371	10.09 to 10.56	622,639,247	1.24	1.15 to 3.10	3.94 to 11.95
2009	42,862,242	9.18 to 9.44	403,189,698	0.65	1.15 to 2.65	22.19 to 24.04

MML Money Market Sub-Account
2013	9,801,023	8.58 to 9.63	93,332,847	-	0.95 to 3.10	(3.05) to (0.94)
2012	11,036,824	8.85 to 9.73	106,290,084	-	0.95 to 3.10	(3.06) to (0.95)
2011	3,170,627	9.13 to 9.82	30,897,202	-	0.95 to 3.10	(3.04) to (0.94)
2010	2,556,527	9.41 to 9.91	25,209,456	0.03	0.95 to 3.10	(2.03) to (0.94)
2009	2,759,798	9.70 to 10.01	27,514,180	0.05	0.95 to 2.65	(2.55) to (0.88)

MML NASDAQ-100® Sub-Account (Initial Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	0.43	1.15 to 2.60	15.06 to 15.61
2011	384,563	12.54 to 15.89	3,557,275	0.27	1.15 to 2.60	0.49 to 1.95
2010	329,722	12.48 to 15.58	3,205,852	0.13	1.15 to 2.60	16.60 to 18.30
2009	297,498	10.70 to 13.17	2,498,246	-	1.15 to 2.60	49.85 to 52.04

MML NASDAQ-100® Sub-Account (Service Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	0.20	1.15 to 3.10	14.79 to 15.51
2011	148,981	12.44 to 15.75	2,209,409	0.14	1.15 to 3.10	(0.26) to 1.70
2010	88,582	12.47 to 15.49	1,303,895	0.02	1.15 to 3.10	6.99 to 18.01
2009	53,920	10.76 to 13.13	678,435	-	1.15 to 2.65	49.40 to 51.66

MML Oppenheimer Small Company Opportunities Sub-Account (Initial Class)
2013	-	-	-	-	-	-
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	-	0.95 to 2.60	(9.46) to (8.96)

MML Oppenheimer Small Company Opportunities Sub-Account (Service Class)
2013	-	-	-	-	-	-
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	-	1.15 to 2.65	(9.52) to (9.06)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Short-Duration Bond Sub-Account
2013	1,742,169	$9.82 to $10.62	$18,205,464	1.76%	0.95% to 3.10%	(2.34)% to (0.21)%
2012	1,649,121	10.05 to 10.65	17,356,249	1.84	0.95 to 3.10	(0.38) to 1.79
2011	1,063,389	10.09 to 10.46	11,044,515	1.56	0.95 to 3.10	0.18 to 2.35
2010[5]	500,339	10.07 to 10.22	5,100,754	1.57	0.95 to 3.10	0.75 to 2.19

MML Small Cap Equity Sub-Account (Initial Class)
2013	1,743,307	15.91 to 21.52	36,933,468	0.99	0.95 to 2.60	37.41 to 39.69
2012	2,048,072	11.58 to 15.40	31,069,642	-	0.95 to 2.60	15.34 to 17.26
2011	2,194,142	10.04 to 13.13	28,488,974	0.92	0.95 to 2.60	(4.68) to (3.10)
2010	2,523,866	10.53 to 13.55	33,929,818	0.75	0.95 to 2.60	20.21 to 22.21
2009	2,887,830	8.76 to 11.09	31,798,536	0.58	0.95 to 2.60	33.04 to 35.25

MML Small Cap Equity Sub-Account (Service Class)
2013	410,793	15.52 to 19.93	7,673,630	0.89	1.15 to 3.10	36.38 to 39.07
2012	337,377	11.38 to 14.33	4,544,763	-	1.15 to 3.10	14.47 to 16.73
2011	269,209	9.94 to 12.27	3,090,217	0.79	1.15 to 3.10	(5.39) to (3.53)
2010	217,348	10.51 to 12.72	2,605,512	0.56	1.15 to 3.10	4.63 to 21.67
2009	187,944	8.79 to 10.46	1,850,605	0.36	1.15 to 2.65	32.65 to 34.66

MML Small Cap Index Sub-Account (Initial Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	0.91	0.95 to 2.60	6.86 to 7.43
2011	1,512,353	11.58 to 15.99	23,431,494	0.69	0.95 to 2.60	(2.03) to (0.40)
2010	1,789,022	11.82 to 16.05	27,902,439	0.58	0.95 to 2.60	22.39 to 24.42
2009	2,029,382	9.65 to 12.90	25,512,926	1.24	0.95 to 2.60	21.60 to 23.62

MML Small Cap Index Sub-Account (Service Class)
2013	-	-	-	-	-	-
2012[8]	-	-	-	0.64	1.15 to 3.10	6.59 to 7.27
2011	347,455	11.48 to 14.53	4,804,483	0.55	1.15 to 3.10	(2.79) to (0.88)
2010	291,727	11.81 to 14.66	4,096,719	0.43	1.15 to 3.10	4.75 to 23.93
2009	243,514	9.70 to 11.83	2,742,258	1.34	1.15 to 2.65	21.25 to 23.08

MML Small Cap Growth Equity Sub-Account (Initial Class)
2013	6,535,770	18.53 to 26.67	154,118,882	-	0.95 to 2.60	44.71 to 47.11
2012	8,656,411	12.80 to 18.13	139,227,232	-	0.95 to 2.60	10.49 to 12.34
2011	9,782,054	11.59 to 16.14	140,573,604	-	0.95 to 2.60	(7.66) to (6.13)
2010	10,122,098	12.55 to 17.19	155,583,290	-	0.95 to 2.60	19.13 to 21.11
2009	11,574,478	10.53 to 14.19	147,267,828	-	0.95 to 2.60	34.86 to 37.10

MML Small Cap Growth Equity Sub-Account (Service Class)
2013	340,967	18.10 to 24.15	7,870,821	-	1.15 to 3.10	43.63 to 46.45
2012	369,913	12.60 to 16.49	5,836,807	-	1.15 to 3.10	9.66 to 11.83
2011	361,674	11.49 to 14.75	5,119,783	-	1.15 to 3.10	(8.35) to (6.55)
2010	292,570	12.54 to 15.78	4,440,118	-	1.15 to 3.10	6.40 to 20.57
2009	208,700	10.59 to 13.09	2,615,827	-	1.15 to 2.65	34.46 to 36.49

MML Small Company Value Sub-Account
2013	421,704	20.26 to 22.09	9,236,071	1.09	1.15 to 3.10	27.34 to 29.84
2012	348,094	15.91 to 17.01	5,885,678	-	1.15 to 3.10	11.47 to 13.67
2011	246,026	14.28 to 14.97	3,662,574	-	1.15 to 3.10	(4.56) to (2.68)
2010	153,287	14.96 to 15.38	2,350,256	1.10	1.15 to 3.10	2.11 to 19.21
2009[4]	48,817	12.77 to 12.90	629,233	0.26	1.15 to 2.65	27.74 to 29.03

MML Small/Mid Cap Value Sub-Account (Initial Class)
2013	8,624,399	16.36 to 26.98	170,219,254	0.70	0.95 to 2.60	34.64 to 36.88
2012	10,739,221	12.15 to 19.71	155,142,178	0.71	0.95 to 2.60	16.00 to 17.93
2011	12,882,132	10.48 to 16.71	158,261,829	0.58	0.95 to 2.60	(9.87) to (8.37)
2010	12,923,805	11.62 to 18.24	174,922,884	0.61	0.95 to 2.60	23.59 to 25.64
2009	15,215,019	9.40 to 14.52	164,244,016	1.29	0.95 to 2.60	39.06 to 41.38

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)	Total Return[3] (Lowest to Highest)
MML Small/Mid Cap Value Sub-Account (Service Class)
2013	679,762	$15.99 to $19.14	$12,724,322	0.55%	1.15% to 3.10%	33.61% to 36.24%
2012	632,734	11.97 to 14.05	8,713,435	0.52	1.15 to 3.10	15.15 to 17.42
2011	601,564	10.39 to 11.96	7,068,316	0.43	1.15 to 3.10	(10.52) to (8.76)
2010	494,424	11.61 to 13.11	6,385,051	0.49	1.15 to 3.10	2.02 to 25.00
2009	368,714	9.46 to 10.49	3,808,976	1.38	1.15 to 2.65	38.60 to 40.69

MML Strategic Emerging Markets Sub-Account
2013	718,136	10.40 to 11.45	8,187,642	-	1.15 to 3.10	(9.59) to (7.81)
2012	637,774	11.50 to 12.42	7,885,001	0.17	1.15 to 3.10	12.36 to 14.58
2011	597,749	10.24 to 10.84	6,454,925	0.02	1.15 to 3.10	(24.81) to (23.33)
2010	503,752	13.61 to 14.14	7,106,111	0.10	1.15 to 3.10	11.46 to 15.42
2009	274,510	12.01 to 12.25	3,357,975	0.39	1.15 to 2.65	74.50 to 77.13

MML T. Rowe Price Growth Equity Sub-Account (Initial Class)
2013	-	-	-	-	-	-
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	0.10	0.95 to 2.60	8.65 to 9.24

MML T. Rowe Price Growth Equity Sub-Account (Service Class)
2013	-	-	-	-	-	-
2012	-	-	-	-	-	-
2011	-	-	-	-	-	-
2010	-	-	-	-	-	-
2009	-	-	-	0.06	1.15 to 2.65	8.54 to 9.08

MML Total Return Sub-Account
2013	1,015,531	9.79 to 10.15	10,236,134	2.07	0.95 to 3.10	(4.84) to (2.78)
2012[12]	493,216	10.29 to 10.44	5,135,023	1.41	0.95 to 3.10	2.89 to 4.38

Oppenheimer Capital Appreciation Sub-Account (Service)
2013	502,525	12.74 to 16.13	7,690,025	0.75	1.15 to 3.10	25.48 to 27.95
2012	496,365	10.15 to 12.60	5,913,426	0.39	1.15 to 3.10	10.33 to 12.50
2011	408,980	9.20 to 11.20	4,351,356	0.11	1.15 to 3.10	(4.38) to (2.50)
2010	376,325	9.63 to 11.49	4,125,258	-	1.15 to 3.10	3.53 to 7.90
2009	274,233	9.08 to 10.65	2,776,066	-	1.15 to 2.65	40.38 to 42.50

Oppenheimer Capital Appreciation Sub-Account (Non-Service)
2013	16,061,660	13.04 to 16.53	254,026,382	0.99	0.95 to 2.60	26.41 to 28.51
2012	19,273,489	10.32 to 12.86	238,081,589	0.65	0.95 to 2.60	11.18 to 13.04
2011	21,730,471	9.28 to 11.38	238,226,629	0.37	0.95 to 2.60	(3.68) to (2.08)
2010	24,110,369	9.63 to 11.62	270,749,053	0.17	0.95 to 2.60	6.61 to 8.38
2009	25,756,897	9.04 to 10.72	267,645,429	0.33	0.95 to 2.60	40.81 to 43.15

Oppenheimer Capital Income Sub-Account (Service)
2013	10,515	9.74 to 11.76	120,155	2.13	1.15 to 2.65	9.88 to 11.54
2012	10,832	8.86 to 10.54	111,303	1.11	1.15 to 2.65	9.17 to 10.82
2011	15,741	8.12 to 9.51	146,613	1.99	1.15 to 2.65	(2.24) to (0.76)
2010	19,419	8.30 to 9.58	183,284	1.62	1.15 to 2.65	9.73 to 11.39
2009	46,206	7.57 to 8.60	391,167	-	1.15 to 2.65	18.42 to 20.21

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
Oppenheimer Capital Income Sub-Account (Non-Service)
2013	1,052,026	$9.81 to $13.43	$13,393,426	2.34%	0.95% to 2.60%		10.27% to 12.10%
2012	1,276,537	8.89 to 11.98	14,511,233	1.39	0.95 to 2.60		9.45 to 11.28
2011	1,522,062	8.12 to 10.76	15,570,118	2.45	0.95 to 2.60		(1.86) to (0.23)
2010	1,914,101	8.28 to 10.79	19,693,048	1.49	0.95 to 2.60		10.02 to 11.85
2009	2,483,060	7.52 to 9.65	22,840,223	-	0.95 to 2.60		18.77 to 20.74

Oppenheimer Core Bond Sub-Account
2013	291,383	13.17	3,836,631	5.12	1.40		(1.49)
2012	347,257	13.37	4,641,376	4.87	1.40		8.75
2011	400,306	12.29	4,919,717	6.14	1.40		6.77
2010	468,236	11.51	5,389,907	1.89	1.40	[7]	9.87
2009	554,225	10.48	5,806,801	-	1.40	[7]	8.09

Oppenheimer Discovery MidCap Growth Sub-Account (Service)
2013	352,391	14.45 to 18.11	6,138,368	-	1.15 to 3.10		31.49 to 34.07
2012	324,959	10.99 to 13.51	4,223,062	-	1.15 to 3.10		12.61 to 14.83
2011	243,197	9.76 to 11.77	2,750,759	-	1.15 to 3.10		(2.24) to (0.31)
2010	147,123	9.98 to 11.80	1,689,840	-	1.15 to 3.10		12.44 to 25.71
2009	75,245	8.08 to 9.39	691,584	-	1.15 to 2.65		28.80 to 30.75

Oppenheimer Discovery MidCap Growth Sub-Account (Non-Service)
2013	9,613,078	14.79 to 18.32	165,756,045	0.01	0.95 to 2.60		32.50 to 34.70
2012	11,813,340	11.16 to 13.60	152,596,136	-	0.95 to 2.60		13.45 to 15.34
2011	13,024,851	9.84 to 11.79	146,649,684	-	0.95 to 2.60		(1.49) to 0.14
2010	14,726,679	9.99 to 11.78	166,318,155	-	0.95 to 2.60		24.20 to 26.26
2009	17,482,572	8.04 to 9.33	157,181,281	-	0.95 to 2.60		29.20 to 31.35

Oppenheimer Global Sub-Account (Service)
2013	1,693,626	16.63 to 21.55	34,582,935	1.16	1.15 to 3.10		23.12 to 25.54
2012	1,484,884	13.50 to 17.16	24,176,443	1.89	1.15 to 3.10		17.25 to 19.56
2011	1,324,630	11.52 to 14.35	18,050,478	0.93	1.15 to 3.10		(11.32) to (9.57)
2010	898,823	12.99 to 15.87	13,625,384	1.00	1.15 to 3.10		6.70 to 14.38
2009	607,712	11.56 to 13.88	8,016,262	1.51	1.15 to 2.65		35.71 to 37.76

Oppenheimer Global Sub-Account (Non-Service)
2013	12,160,557	17.02 to 23.52	263,962,140	1.39	0.95 to 2.60		24.04 to 26.10
2012	14,230,635	13.72 to 18.65	246,015,326	2.13	0.95 to 2.60		18.15 to 20.12
2011	16,313,988	11.61 to 15.53	235,697,514	1.30	0.95 to 2.60		(10.64) to (9.16)
2010	17,815,653	13.00 to 17.10	285,007,462	1.43	0.95 to 2.60		12.99 to 14.87
2009	19,645,438	11.50 to 14.88	274,767,599	2.27	0.95 to 2.60		36.18 to 38.45

Oppenheimer Global Strategic Income Sub-Account (Service)
2013	4,528,418	13.14 to 15.26	67,992,271	4.65	1.15 to 3.10		(3.41) to (1.51)
2012	4,046,601	13.60 to 15.50	61,742,403	5.58	1.15 to 3.10		9.69 to 11.85
2011	3,828,807	12.40 to 13.85	52,354,122	2.64	1.15 to 3.10		(2.42) to (0.50)
2010	3,416,576	12.71 to 13.92	47,085,358	7.37	1.15 to 3.10		6.38 to 13.46
2009	2,568,957	11.40 to 12.27	31,246,749	0.18	1.15 to 2.65		15.31 to 17.05

Oppenheimer Global Strategic Income Sub-Account (Non-Service)
2013	19,364,388	13.46 to 19.41	311,535,386	4.96	0.95 to 2.60		(2.70) to (1.08)
2012	19,958,314	13.84 to 19.62	328,226,106	6.02	0.95 to 2.60		10.61 to 12.46
2011	20,997,233	12.51 to 17.45	307,689,482	3.30	0.95 to 2.60		(1.73) to (0.10)
2010	24,031,677	12.73 to 17.46	354,218,942	8.63	0.95 to 2.60		12.02 to 13.88
2009	26,182,773	11.36 to 15.34	341,246,971	0.52	0.95 to 2.60		15.78 to 17.71

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)
Oppenheimer High Income Sub-Account (Service)
2013	-	$-	$-	-%	-%		-%
2012[11]	-	-	-	14.29	1.15 to 2.65		10.17 to 11.54
2011	9,695	2.97 to 3.28	31,086	8.85	1.15 to 2.65		(5.10) to (3.67)
2010	10,111	3.13 to 3.40	33,816	11.30	1.15 to 2.65		11.45 to 13.13
2009	122,439	2.81 to 3.01	367,319	-	1.15 to 2.65		22.66 to 24.51

Oppenheimer High Income Sub-Account (Non-Service)
2013	-	-	-	-	-		-
2012[11]	-	-	-	16.42	0.95 to 2.60		10.46 to 11.97
2011	3,179,274	2.93 to 3.99	12,047,843	9.58	0.95 to 2.60		(4.84) to (3.26)
2010	3,829,279	3.08 to 4.13	15,030,302	6.70	0.95 to 2.60		11.87 to 13.73
2009	5,023,300	2.76 to 3.63	17,323,152	-	0.95 to 2.60		22.10 to 24.13

Oppenheimer International Growth Sub-Account (Service)
2013	947,242	18.51 to 24.03	21,672,055	1.10	1.15 to 3.10		21.88 to 24.28
2012	841,081	15.18 to 19.34	15,509,860	1.14	1.15 to 3.10		17.96 to 20.29
2011	770,464	12.87 to 16.08	11,897,861	0.67	1.15 to 3.10		(10.43) to (8.67)
2010	632,976	14.37 to 17.60	10,731,499	0.88	1.15 to 3.10		9.23 to 13.31
2009	461,377	12.91 to 15.53	6,902,199	0.87	1.15 to 2.65		35.42 to 37.47

Oppenheimer International Growth Sub-Account (Non-Service)
2013	2,352,817	18.97 to 24.52	55,194,703	1.35	0.95 to 2.60		22.64 to 24.68
2012	2,629,647	15.47 to 19.67	49,987,835	1.45	0.95 to 2.60		19.08 to 21.06
2011	3,086,724	12.99 to 16.25	48,807,635	1.01	0.95 to 2.60		(9.54) to (8.04)
2010	3,495,801	14.36 to 17.67	60,521,504	1.26	0.95 to 2.60		11.81 to 13.67
2009	3,850,791	12.84 to 15.54	58,860,135	1.50	0.95 to 2.60		35.67 to 37.93

Oppenheimer Main Street Sub-Account (Service)
2013	228,374	14.18 to 17.80	3,900,324	0.88	1.15 to 3.10		27.43 to 29.94
2012	214,866	11.12 to 13.70	2,805,381	0.63	1.15 to 3.10		13.04 to 15.27
2011	134,515	9.84 to 11.88	1,526,335	0.48	1.15 to 3.10		(3.35) to (1.45)
2010	82,518	10.18 to 12.06	962,997	0.74	1.15 to 3.10		5.84 to 14.50
2009	51,426	9.05 to 10.53	525,931	1.02	1.15 to 2.65		24.65 to 26.53

Oppenheimer Main Street Sub-Account (Non-Service)
2013	2,307,901	14.51 to 18.39	39,237,252	1.10	0.95 to 2.60		28.39 to 30.53
2012	2,759,857	11.30 to 14.09	36,080,990	0.95	0.95 to 2.60		13.87 to 15.76
2011	3,078,927	9.92 to 12.17	35,062,322	0.88	0.95 to 2.60		(2.58) to (0.96)
2010	3,657,692	10.19 to 12.29	42,187,225	1.12	0.95 to 2.60		13.13 to 15.01
2009	4,128,252	9.00 to 10.69	41,458,182	1.96	0.95 to 2.60		24.99 to 27.07

Oppenheimer Money Sub-Account
2013	1,513,228	9.08 to 10.73	16,402,696	0.01	0.95 to 2.60		(2.55) to (0.93)
2012	1,833,934	9.31 to 10.83	20,050,559	0.01	0.95 to 2.60		(2.56) to (0.94)
2011	2,430,669	9.56 to 10.93	26,861,799	0.01	0.95 to 2.60		(2.55) to (0.93)
2010	2,886,394	9.81 to 11.03	32,256,986	0.03	0.95 to 2.60		(2.54) to (0.92)
2009	4,404,420	10.06 to 11.13	49,662,670	0.37	0.95 to 2.60		(2.25) to (0.63)

Panorama Growth Sub-Account
2013	-	-	-	-	-		-
2012[10]	-	-	-	1.25	1.18 to 1.65		13.75 to 13.92
2011	70,980	8.87 to 8.97	811,324	0.78	1.18 to 1.65		(1.39) to (0.93)
2010	76,214	9.00 to 9.05	881,501	1.13	1.18 to 1.65	[6]	13.62 to 14.16
2009	79,214	7.92 to 7.93	811,030	1.95	1.18 to 1.65	[6]	27.07 to 27.67

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
	Units	Unit Value[3] (Lowest to Highest)	Net Assets	Investment Income Ratio[1]	Expense Ratio[2] (Lowest to Highest)		Total Return[3] (Lowest to Highest)

Panorama Total Return Sub-Account
2013	-	$-	$-	-%	-%		-%
2012[9]	-	-	-	2.51	1.18 to 1.65		5.65 to 5.81
2011	73,531	9.13 to 9.43	816,467	2.86	1.18 to 1.65		(1.40) to (0.94)
2010	81,458	9.22 to 9.57	931,654	1.71	1.18 to 1.65	[6]	14.79 to 15.33
2009	88,187	7.99 to 8.33	892,075	-	1.18 to 1.65	[6]	17.82 to 18.38
PIMCO CommodityRealReturn® Strategy Sub-Account
2013	2,086,979	7.72 to 8.90	18,128,343	1.68	0.95 to 3.10		(17.32) to (15.52)
2012	2,089,583	9.34 to 10.53	21,573,828	2.40	0.95 to 3.10		1.91 to 4.13
2011	2,134,199	9.16 to 10.12	21,231,648	13.89	0.95 to 3.10		(10.36) to (8.42)
2010	2,026,800	10.22 to 11.05	22,129,092	15.13	0.95 to 3.10		21.10 to 23.07
2009	1,863,374	8.47 to 8.98	16,577,155	6.00	0.95 to 2.65		37.91 to 40.28

[1]

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]

The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]

The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual contract total returns and unit values are not within the ranges presented.

[4]	For the period May 1, 2009 (commencement of operations) through December 31, 2009.

[5]	For the period May 3, 2010 (commencement of operations) through December 31, 2010.

[6]

During 2011, the high end of the expense ratio for prior years was corrected to 1.65% from 2.00%. The ratios were corrected in order to exclude certain expenses charged directly to contract owners through a reduction of units that should not have been included in the expense ratio of the separate account. This change did not have any impact on actual expenses reflected in the Statement of Operations and only impacted the expense ratios. These corrections are not considered material to previously issued financial statements.

[7]

During 2011, the high end of the expense ratio for prior years was corrected to 1.40% from 1.55%. The ratios were corrected in order to exclude certain expenses charged directly to contract owners through a reduction of units that should not have been included in the expense ratio of the separate account. This change did not have any impact on actual expenses reflected in the Statement of Operations and only impacted the expense ratios. These corrections are not considered material to previously issued financial statements.

[8]	Effective April 27, 2012, this fund has closed and is no longer available.

[9]	For the period January 1, 2012 through April 27, 2012. Effective April 27, 2012, Panorama Total Return Sub-Account Portfolio merged into Oppenheimer Balanced Sub-Account.

[10]	For the period January 1, 2012 through April 27, 2012. Effective April 27, 2012, Panorama Growth Sub-Account merged into Oppenheimer Main Street Sub-Account.

[11]	For the period January 1, 2012 through October 26, 2012. Effective October 26, 2012 Oppenheimer High Income Sub-Account merged into Oppenheimer Global Strategic Income Sub-Account.

[12]	Effective May 1, 2012 this fund became available as an investment option in the Separate Account.

[13]	For the period October 31, 2012 (commencement of operations) through December 31, 2012.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. The assessment of charges is based on the actual product and additional benefits or riders purchased.

Mortality and Expense Risk Charge*	This charge is equal, on an annual basis, to 0.80% - 1.60% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Charge	This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Administrative Contract Maintenance Charge	$0 - $40 per contract, annually.
This charge is assessed through the redemption of units.

Contingent Deferred Sales Charge/Surrender Charge	0% - 8%
This charge is assessed through the redemption of units.

Payment Protector Charge	This charge is equal, on an annual basis, to 0.00% - 0.50% of the daily value of the assets invested in each fund.
This charge is assessed through a reduction in unit values.

Additional Death Benefit Options
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Reset Death Benefit**	0.00% - 0.20%

B. Ratchet Death Benefit***	0.00% - 0.70%

C. 5% Roll Up Death Benefit	0.00% - 0.40%

D. Basic Death Benefit with Combination Feature	0.00% - 0.45%

Rider Charges
These charges are annualized and are assessed through either a reduction in unit values or the redemption of units.

A. Equalizer Benefit	0.00% - 0.50%

B. Nursing Home Waiver	0.00% - 0.05%

C. Earnings Enhancement Benefit	0.00% - 0.30%

D. 10% / 20% Free Withdrawal Amount	0.00% - 0.25%

E. 15% / 30% Free Withdrawal Amount	0.00% - 0.15%

F. Guaranteed Minimum Income Benefit (GMIB)	0.00% - 0.80%

G. Guaranteed Minimum Accumulation Benefit (GMAB)	0.00% - 0.95%

H. Guaranteed Minimum Withdrawal Benefit (GMWB)	0.00% - 0.95%

*	The Panorama Premier segment charges its contract owners a mortality and expense risk charge equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund. Subject to state availability, certificates issued on or after September 10, 2001 will receive an increase in the certificate value allocated to the fund by 0.15% on each certificate anniversary.
**	For Panorama Passage the charge for the Reset Death Benefit is 0.10% on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless the charge exceeds the maximum charge, in which case, the charge is the maximum charge. The maximum charge is 0.20% on an annual basis of the daily value of the certificate value allocated to the funds.
***	The Ratchet Death Benefit is 0.25% for Panorama Passage and 0.15% for Panorama Premier on an annual basis of the daily value of the certificate value allocated to the funds and the fixed accounts, unless that charge exceeds the maximum, in this case the charge is the maximum charge. The maximum charge is 0.35% if age 60 or less at certificate issue, 0.50% if age 61 through age 70 at certificate issue, and 0.70% if age 71 or older at certificate issue, of the certificate value allocated to the funds.

Certain contracts may offer credits which will result in the purchase of units.

F-58

Notes To Financial Statements (Continued)

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 4, 2014, the date the financial statements were issued and no subsequent events occurred requiring accrual or disclosure.

Independent Auditors’ Report

The Board of Directors and Policyholders of

Massachusetts Mutual Life Insurance Company:

We have audited the accompanying financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2013 and 2012, and the related statutory statements of income (loss), changes in surplus, and cash flows for the three-year period ended December 31, 2013, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

LA2045

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles also are described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for the three-year period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for the three-year period ended December 31, 2013, in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

February 21, 2014

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2013	2012

	(In Millions)

Assets:

Bonds	$67,196	$56,891
Preferred stocks	494	336
Common stocks - subsidiaries and affiliates	6,450	5,775
Common stocks - unaffiliated	928	834
Mortgage loans	16,465	13,957
Policy loans	10,585	10,022
Real estate	849	1,133
Partnerships and limited liability companies	7,189	6,538
Derivatives	6,117	2,858
Cash, cash equivalents and short-term investments	4,198	2,816
Other invested assets	19	1

Total invested assets	120,490	101,161
Investment income due and accrued	1,514	385
Federal income taxes	164	286
Deferred income taxes	1,166	607
Other than invested assets	1,050	870

Total assets excluding separate accounts	124,384	103,309
Separate account assets	58,392	52,340

Total assets	$182,776	$155,649

Liabilities and Surplus:

Policyholders’ reserves	$86,154	$73,734
Liabilities for deposit-type contracts	9,409	5,323
Contract claims and other benefits	379	320
Policyholders’ dividends	1,497	1,400
General expenses due or accrued	763	980
Asset valuation reserve	2,195	1,929
Repurchase agreements	3,487	3,822
Commercial paper	250	250
Derivative collateral	565	1,304
Derivatives	4,418	202
Other liabilities	2,753	1,367

Total liabilities excluding separate accounts	111,870	90,631
Separate account liabilities	58,382	52,331

Total liabilities	170,252	142,962
Surplus	12,524	12,687

Total liabilities and surplus	$182,776	155,649

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF INCOME (LOSS)

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Revenue:

Premium income	$20,437	$20,327	$13,491
Net investment income	5,471	4,928	4,783
Reserve adjustments on reinsurance ceded	50	57	48
Fees and other income	805	540	528

Total revenue	26,763	25,852	18,850

Benefits and expenses:

Policyholders’ benefits	18,368	10,921	10,109
Change in policyholders’ reserves	5,892	10,827	5,239
Change in reserves due to the RPG reinsurance agreement	(2,050)	-	-
General insurance expenses	1,705	1,422	1,258
Ceding commission on reinsurance agreement	355	-	-
Commissions	783	605	541
State taxes, licenses and fees	186	159	139

Total benefits and expenses	25,239	23,934	17,286

Net gain from operations before dividends and federal income taxes	1,524	1,918	1,564

Dividends to policyholders	1,475	1,379	1,313

Net gain from operations before federal income taxes	49	539	251

Federal income tax benefit	(142)	(108)	(293)

Net gain from operations	191	647	544

Net realized capital (losses) gains after tax and transfers to interest maintenance reserve	(477)	109	(199)

Net (loss) income	$(286)	$756	$345

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN SURPLUS

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Surplus, beginning of year	$12,687	$11,417	$10,352

Increase (decrease) due to:
Net (loss) income	(286)	756	345
Change in net unrealized capital gains, net of tax	(211)	743	1,432
Change in net unrealized foreign exchange capital gains, net of tax	40	(8)	(53)
Change in other net deferred income taxes	264	(551)	(11)
Change in nonadmitted assets	112	156	(120)
Change in reserve valuation basis	(56)	-	-
Change in asset valuation reserve	(266)	(246)	(255)
Change in surplus notes	-	399	-
Prior period adjustments	(84)	(32)	1
Change in minimum pension liability	305	52	(273)
Other	19	1	(1)

Net (decrease) increase	(163)	1,270	1,065

Surplus, end of year	$12,524	$12,687	$11,417

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Cash from operations:
Premium and other income collected	$21,237	$20,879	$14,046
Net investment income	5,345	4,789	4,503
Benefit payments	(17,914)	(10,670)	(9,963)
Net transfers from (to) separate accounts	1,078	(5,755)	(997)
Commissions and other expenses	(562)	(2,021)	(2,164)
Dividends paid to policyholders	(1,377)	(1,313)	(1,208)
Federal and foreign income taxes recovered	112	26	88

Net cash from operations	7,919	5,935	4,305

Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	19,724	16,842	18,638
Preferred and common stocks - unaffiliated	674	132	303
Mortgage loans	2,200	2,056	1,990
Real estate	130	103	115
Partnerships	1,408	1,006	1,031
Common stocks - affiliated	137	646	2
Derivatives	(550)	63	624
Other	(214)	(131)	146

Total investment proceeds	23,509	20,717	22,849

Cost of investments acquired:
Bonds	(29,723)	(19,737)	(21,216)
Preferred and common stocks - unaffiliated	(559)	(342)	(460)
Mortgage loans	(4,749)	(3,582)	(3,159)
Real estate	112	(121)	(245)
Partnerships	(2,048)	(1,515)	(1,327)
Common stocks - affiliated	(732)	(461)	(717)
Derivatives	(176)	(203)	132
Other	454	134	(101)

Total investments acquired	(37,421)	(25,827)	(27,093)
Net increase in policy loans	(563)	(543)	(519)

Net cash used in investing activities	(14,475)	(5,653)	(4,763)

Cash from financing and other sources:
Net (withdrawals) deposits on deposit-type contracts	(138)	588	905
Cash provided from surplus notes	-	399	-
Change in repurchase and reverse repurchase agreements	(335)	242	(303)
Change in derivative collateral	(739)	(242)	259
Deposits for policyholders’ reserves related to reinsurance agreement	5,298	-	-
Liabilities for deposit-type contracts related to reinsurance agreement	3,885	-	-
Other cash (used) provided	(33)	(84)	89

Net cash from financing and other sources	7,938	903	950

Net change in cash, cash equivalents and short-term investments	1,382	1,185	492
Cash, cash equivalents and short-term investments, beginning of year	2,816	1,631	1,139

Cash, cash equivalents and short-term investments, end of year	$4,198	$2,816	$1,631

See notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include the accounts of Massachusetts Mutual Life Insurance Company (the Company), which is organized as a mutual life insurance company.

The Company and its subsidiaries provide life insurance, disability income insurance, long-term care insurance, annuities, retirement products, investment management, mutual funds and trust services to individual and institutional customers.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with United States of America (U.S.) generally accepted accounting principles (GAAP). The more significant differences between statutory accounting principles and U.S. GAAP are as follows: (a) bonds are generally carried at amortized cost, whereas U.S. GAAP generally reports bonds at fair value; (b) changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes as revenue unless deemed an effective hedge; (c) interest rate swap replications are carried at amortized cost, whereas U.S. GAAP would carry them at fair value; (d) embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately at fair value; (e) income recognition on partnerships and limited liability companies (LLCs), which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP does not have this limitation; (f) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities; (g) changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income; (h) certain group annuity and variable universal life contracts, which do not pass-through all investment gains to contract holders, are maintained in the separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments of the Company; (i) assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, subject to valuation allowances; (j) statutory policy reserves are based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions, whereas U.S. GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (k) policyholder reserves are presented net of reinsurance ceded, unearned ceded premium and unpaid ceded claims, whereas U.S. GAAP would report these reinsurance balances as an asset; (l) an asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related declines in the value of bonds, mortgage loans and certain derivatives to the extent AVR is greater than zero for the appropriate asset category, whereas U.S. GAAP does not record this reserve; (m) after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue; (n) changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP reports these changes in net realized capital gains (losses); (o) the overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset; (p) surplus notes are reported in surplus, whereas U.S. GAAP would report these notes as liabilities; (q) payments received for universal and variable

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life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances; (r) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, whereas U.S. GAAP would generally capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period; and (s) comprehensive income is not presented, whereas U.S. GAAP presents changes in unrealized capital gains (losses) and foreign currency translations as other comprehensive income.

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment(s) (OTTI), the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTAs), the liability for taxes and litigation contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

b.	Corrections of errors and reclassifications

Under statutory accounting principles, corrections of prior year errors are recorded in current year surplus on a pretax basis with any associated tax impact reported through earnings.

The following summarizes corrections of prior year errors:

	Year Ended December 31, 2013
	Increase (Decrease) to:		Correction
	Prior Year Income	Current Year Surplus	of Asset or Liability Balances

	(In Millions)
Policyholders’ reserves	$(74)	$(74)	$74
Premium income	(12)	(12)	12
Other invested assets	2	2	(2)

Total	$(84)	$(84)	$84

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	Year Ended December 31, 2012
	Increase (Decrease) to:		Correction
	Prior Year Income	Current Year Surplus	of Asset or Liability Balances

	(In Millions)

Policyholders’ reserves	$(22)	$(22)	$22
General insurance expenses	(11)	(11)	11
Premium income	(3)	(3)	3
Net investment income	4	4	(4)

Total	$(32)	$(32)	$32

	Year Ended December 31, 2011
	Increase (Decrease) to:			Correction
	Prior Year Income	Prior Year Surplus	Current Year Surplus	of Asset or Liability Balances

	(In Millions)

Policyholders’ reserves	$(11)	$-	$(11)	$11
General insurance expenses	(8)	-	(8)	8
Net investment income	(7)	2	(5)	5
Other	8	-	8	(8)
Derivatives and other invested assets	7	-	7	(7)
Other than invested assets	7	(2)	5	(5)
Premium income	5	-	5	(5)

Total	$1	$-	$1	$(1)

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are obligations that are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bond transactions are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For fixed income securities that do not have a fixed schedule of payments, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies for each type of security. Certain fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as the original term, age and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is

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correspondingly decreased or increased. All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting. Under the prospective method, the recalculated future effective yield equates the carrying value of the investment to the present value of the anticipated future cash flows.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the Securities Valuation Office (SVO) of the NAIC, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, the Company estimates fair value using broker-dealer quotations or internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

e.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily C.M. Life Insurance Company (C.M. Life), MML Bay State Life Insurance Company (MML Bay State) and MMHLLC, are accounted for using the statutory equity method. The Company accounts for the value of its investment in its subsidiary, MMHLLC, at its underlying U.S. GAAP equity value adjusted to remove certain nonadmitted and intangible assets, as well as a portion of its noncontrolling interests (NCI) and appropriated retained earnings (ARE), after consideration of MMHLLC’s fair value and the Company’s capital levels. The Division has affirmed the statutory recognition of the Company’s application of the NCI guidelines in MMHLLC’s statutory carrying value. However, the Company has limited this recognition to $2,157 million and $2,165 million as of December 31, 2013 and 2012, respectively. Operating results, less dividend distributions, for MMHLLC are reflected as net unrealized capital gains (losses) in the Statutory Statements of Changes in Surplus. Dividend distributions received from MMHLLC are recorded in net investment income and are limited to MMHLLC’s U.S. GAAP retained earnings. The cost basis of common stocks - subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary, consistent with common stocks - unaffiliated.

Refer to Note 4d. “Common stocks - subsidiaries and affiliates” for further information on the valuation of MMHLLC.

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f.	Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values from other third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants at the financial statement date.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium and discount, valuation allowances, nonrefundable commitment fees and mortgage interest points. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for impaired loans more than 60 days past due, for loans delinquent more than 90 days, or when collection of interest is improbable. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. At issuance, policy loans are fully secured by the cash surrender value of the policy. Unsecured amounts can occur when subsequent charges are incurred on the underlying policy without the receipt of additional premium. If the premium is not paid during the contractual grace period, the policy will lapse. Unsecured nonadmitted amounts were less than $1 million as of December 31, 2013 and 2012. Policy loans earn interest calculated based upon either a fixed or a variable interest rate. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan not to exceed the cash surrender value of the underlying contract.

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company, are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in realized capital losses.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

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j.	Partnerships and limited liability companies

Partnerships and LLCs, except for partnerships that generate and realize low income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for information on the Company’s policy for determining OTTI.

k.	Derivatives

Interest rate swaps and credit default index swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. The quotations from counterparties and independent sources are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quotes from counterparties and independent sources are not available or are considered not reliable, the internally derived value is recorded. Changes in the fair value of these instruments other than interest rate swaps associated with replicated assets are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded as realized capital gains (losses). Amounts receivable and payable are accrued as net investment income.

l.	Cash, cash equivalents and short-term investments

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash and cash equivalents and carries them at amortized cost.

Short-term investments, which are carried at amortized cost, consist of all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months. Investments in short-term bonds and money market mutual funds are classified as short-term investments.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex -dividend date. Due and accrued income is nonadmitted on: (a) bonds and mortgage loans delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds and mortgage loans more than 60 days past due; (c) bonds in default; (d) rent in arrears for more than 90 days; and (e) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract.

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n.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected premium, receivables from subsidiaries and affiliates, other receivables and fixed assets.

Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are determined using the straight-line method over the estimated useful lives of the assets. Estimated lives range up to fifteen years for leasehold improvements and up to ten years for all other fixed assets. Within fixed assets, most unamortized software and office equipment are nonadmitted assets.

o.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, certain electronic data processing (EDP) equipment, advances and prepayments, certain investments in partnerships and LLCs for which audits are not performed, certain other receivables, furniture and equipment, uncollected premiums and certain intangible assets. These assets are designated as nonadmitted and are excluded from the Statutory Statements of Financial Position through a charge against surplus.

p.	Separate accounts

Separate accounts are segregated funds administered and invested by the Company. Selection of the separate account investments is directed by group and individual variable annuity, variable life and other insurance contract holders/policyholders. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money and supplemental accounts, as noted below, and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. The Company’s revenue reflects fees charged to the separate accounts including administrative and investment advisory fees.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred to separate accounts, they are transferred at fair market value on the date the transaction occurs. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the separate account sells the underlying asset during the normal course of business. Losses associated with these transfers are recognized immediately.

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the contract holder/policyholder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees either a minimum return or minimum account value to the contract holder/policyholder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract by contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders’ reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders’ reserves or policyholders’ benefits in the Statutory Statements of Income (Loss).

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Income (Loss) with the offset recorded in policyholders’ reserves. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders/policyholders and are not recorded in the Statutory Statements of Income (Loss). Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders/policyholders and, accordingly, are reflected in the separate account liability to the contract holder/policyholder.

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q.	Policyholders’ reserves

Policyholders’ reserves provide for the present value of estimated future obligations in excess of estimated future premium on policies in force.

Reserves for individual life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium or Commissioners’ Reserve Valuation Method bases using the American Experience or the 1941, 1958, 1980 or the 2001 Commissioners’ Standard Ordinary mortality tables with assumed interest rates. Reserves for disability riders associated with life contracts are calculated using morbidity rates from the 1952 Period 2 Intercompany Disability Table, modified to reflect the Company’s experience.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

In order to maintain a prudent level of reserve adequacy, the Company elected to hold additional life insurance reserves over and above the amounts calculated by the methods described above.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDBs and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves.

Reserves for individual and group payout annuities are developed using accepted actuarial methods computed principally under Commissioners’ Annuity Reserve Valuation Method (CARVM) using applicable interest rates and mortality tables. Individual payout annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group payout annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Certain individual variable annuity products issued by the Company have offered a variety of additional guarantees such as GMDBs and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs offered by MassMutual are guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed minimum withdrawal benefits (GMWB). In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDBs and VAGLBs are included in policyholders’ reserves and the related changes in these liabilities are included in change in policyholders’ reserves.

Variable annuity GMDBs provide a death benefit in excess of the contract value if the contract value is less than the guaranteed minimum amount. Some contracts provide that guarantee upon the contract owner’s death and others provide it upon the annuitant’s death. This amount may be based on a return of premium (the premium paid generally adjusted for withdrawals), a roll- up (an accumulation of premium at a specified interest rate adjusted for withdrawals), a reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset) or a ratchet (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset). For a variable annuity contract, a decline in the stock market causing the contract value to fall below the guaranteed specified amount will increase the net amount at risk, which is the GMDBs in excess of the contract value.

GMABs provide the annuity contract holder with a guaranteed minimum contract value at the end of the product’s guarantee period. If the contract value is below that guarantee at the end of the period, the contract value is increased to the guaranteed minimum account benefit value and the contract continues from that point. Options for the guarantee period are ten, twenty and twenty-six years.

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GMWBs provide the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

GMIBs provide the annuity contract holder with a guaranteed minimum amount when the contract is annuitized. The GMIBs would be beneficial to the contract holder if the contract holder’s contract value would otherwise not provide a higher annuitization value using currently offered rates at the time of annuitization. GMIBs generally anticipate payout between ages 60 and 90. The Company first issued GMIB Basic in 2002 and suspended issuing these contracts in August 2007. These GMIB Basic contracts cannot be annuitized within seven years of issuance and do not have access to the guarantee value other than through annuitization.

GMIB Plus replaced GMIB Basic and was available from September 2007 through March 2009. GMIB Plus includes a product version, which provides a minimum floor amount that can be applied to an annuity option. The GMIB Plus value is equal to the initial purchase amount increased by a compound annual interest rate. If a contract owner takes a withdrawal, the GMIB Plus value is recalculated by making an adjustment for withdrawals. There are two types of adjustments for withdrawals: (1) Dollar for dollar adjustment – during each contract year, the GMIB Plus value will be lower for each dollar that is withdrawn up to and equal to the current contract year interest credited on the GMIB Plus value; (2) Pro-rata adjustment – during each contract year, for any amount withdrawn that exceeds the current contract year interest credited on the GMIB Plus value, the GMIB Plus value will be further reduced by a pro-rata adjustment. Such a withdrawal will negatively impact the GMIB Plus value. GMIB Plus cannot be annuitized within ten years of contract issuance as the rider can only be exercised after a ten year waiting period has elapsed. This guarantee was only available upon contract issuance.

Reserves for individual and group fixed deferred annuities are developed using accepted actuarial methods computed principally under CARVM using applicable interest rates and mortality tables. Individual deferred annuities primarily use the 1971 and 1983 Individual Annuity Mortality and Annuity 2000 tables. Group deferred annuities primarily use the 1983 Group Annuity Mortality and 1994 Group Annuity Reserving tables.

Reserves for individual and group variable deferred annuities are developed using accepted actuarial methods computed principally under CARVM for variable annuities using applicable interest rates and mortality tables. Individual variable deferred annuities primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The liability is evaluated under both a standard scenario and stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the higher of the standard or stochastic scenario values. Based on the Company’s currently held hedges, if market interest rates increase, the fair value of the Company hedges would decrease in value and reserves would decrease. Should market interest rates decrease, the fair value of the Company hedges would increase in value and reserves would increase. In addition, the Company elected to hold additional reserves above those indicated based on the stochastic or standard scenario in order to maintain a prudent level of reserve adequacy.

The standard scenario is a prescriptive reserve with minimal company discretion. The primary driver of the standard scenario result is the composition of the in force policies, with the key factor being the extent to which the product guarantees are “in the money.” The value of the reserve guarantees under the standard scenario is driven primarily by equity markets.

For the stochastic scenarios, the Company uses the American Academy of Actuaries’ scenarios. Prudent estimate assumptions used for policyholder behavior (lapses, partial withdrawals, annuitization and additional premium), mortality, expenses and commissions, investment management fees and taxes are consistent with those used for asset adequacy testing and are based on Company experience. The key drivers for the stochastic results are the degree that the variable annuity benefits are “in the money” given equity market levels, policyholder elections for GMIBs, currently held applicable hedge asset cash flows, expenses and discount interest rates.

Disability income policy reserves are generally calculated using the two-year preliminary term method and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and the 1985 Commissioners’ Individual Disability Table A with assumed interest and mortality rates in accordance with applicable statutes and regulations.

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Disabled life claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables using the 1964 Commissioners’ Disability Table and 1985 Commissioners’ Individual Disability Tables A and C with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care policy reserves are generally calculated using the one-year preliminary term method and actuarially accepted morbidity, mortality and lapse tables with assumed interest rates in accordance with applicable statutes and regulations.

Long-term care claim reserves are generally calculated using actuarially accepted methodologies and actuarially accepted morbidity tables with assumed interest rates in accordance with applicable statutes and regulations.

Unpaid claims and claim expense reserves are related to disability and long-term care claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by incurral year.

Tabular interest, tabular reserves less actual reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a Single Premium Immediate Annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are based on the various estimates discussed previously and are presented net of reinsurance. Management believes that these liabilities and accruals represent management’s best estimate and will be sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

r.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

s.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 58% and 66% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2013 and 2012, respectively.

t.	Policyholders’ dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

u.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships and LLCs as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives to the extent that AVR is greater than zero for the appropriate asset category. The AVR is reported as a liability and the change in AVR, net of tax, is reported in surplus.

v.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities, are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR is included in other liabilities or if negative, is nonadmitted.

w.	Repurchase agreements

The Company has entered into repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

x.	Commercial paper

The Company issues commercial paper in the form of unsecured notes (Notes). Interest on the Notes is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of the Notes, the carrying value approximates fair value.

y.	Other liabilities

Other liabilities primarily consist of derivative payables, IMR, amounts held for agents, remittances and items not allocated, pending securities settlements and unearned income.

z.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk.

Premium income, benefits to policyholders and policyholders’ reserves are stated net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance reserve adjustments on reinsurance ceded are recorded as revenue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

aa.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. Disability income and long-term care premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments. Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

bb.	Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)

Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses) are recognized in net income and include OTTI, and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of all bonds. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; and (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost.

The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date. For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority. In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized in earnings as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established. For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected life of the bond.

The impairment review process provides a framework for deriving OTTI in a manner consistent with market participant assumptions. In these analyses, collateral type, investment structure and credit quality are critical elements in determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - structured and loan-backed securities

ABS and MBS are evaluated for OTTI on a quarterly basis using scenarios customized by collateral type. Cash flow estimates are based on various assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Assumptions are based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using five scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each deal. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these five scenarios are assigned an expectation weight according to current market and economic conditions and fed into a sixth scenario. OTTI is recorded if this sixth scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the sixth scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all six scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

When, based upon current information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation allowance is established, and recorded in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation, which is done on an individual loan basis, is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the expected loss on the loan, the valuation allowance will be adjusted. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting management’s estimate of the fair value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment will be required if the property’s estimated future net cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value. A new cost basis is recorded with an adjustment to realized capital losses.

Partnerships and LLCs

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair value is determined by assessing the value of the partnership’s or LLC’s underlying assets, cash flow, current financial condition and other market factors.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk -free rate ranging from 0.3% for future benefits of two years to 2.8% for future benefits of ten or more years and compares the results to its current book values. Impairments are recognized as realized capital losses.

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; and changes in the fair value of bonds and preferred stocks that are carried at fair value. Changes in the Company’s equity investments in partnerships, LLCs and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in surplus net of tax.

cc.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs cliff vest at the end of three years and expire five years after the date of grant. Vested PSARs may be exercised during quarterly two -week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period. Awards contain vesting conditions, whereby employees’ unvested awards immediately vest on a pro-rata basis at the time of retirement, death or disability with immediate settlement. A formula serves as the basis for the phantom share price, based on the management basis core operating earnings of the Company and its subsidiaries. This phantom share price is calculated and communicated to all participants quarterly and is used in calculating the liability of the Company based on intrinsic value.

dd.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statutory Statements of Income (Loss) as federal income tax expense if resulting from operations and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statutory Statements of Income (Loss) that differ from the federal statutory tax rate.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

3.	New accounting standards

a.	Adoption of new accounting standards

In March 2011, the NAIC issued revisions to Statement of Statutory Accounting Principles (SSAP) No. 100, “Fair Value Measurements,” which requires additional fair value disclosures. These additional disclosures include a disclosure of the fair value hierarchy of items that are disclosed with a fair value measurement but are not valued at fair value in the balance sheet. Also, for financial instruments carried at fair value, companies are required to disclose purchases, sales, issuances and settlements on a gross basis for fair value measurements categorized in Level 3 of the fair value hierarchy. These new requirements were effective January 1, 2012.

In November 2011, the NAIC issued SSAP No. 101, “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10.” This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement supersedes SSAP No. 10, “Income Taxes” and SSAP No. 10R, “Income Taxes, A Temporary Replacement of SSAP No. 10,” which expired on December 31, 2011. SSAP No. 101, which was effective on January 1, 2012, has: 1) restricted the ability to use the 3 years/15 percent of surplus admission rule to those reporting entities that meet the modified Risk Based Capital (RBC) ratio (Ex-DTA RBC ratio) threshold, 2) changed the recognition threshold for recording tax contingency reserves from a probable liability standard to a more-likely-than-not liability standard, 3) required the disclosure of tax planning strategies that relate to reinsurance and, 4) required consideration of reversal patterns of DTAs and Deferred Tax Liabilities (DTLs) in determining the extent to which DTLs could offset DTAs on the balance sheet. There was no cumulative effect of adopting this standard.

In March 2012, the NAIC issued SSAP No. 102 “Accounting for Pensions, Replacement of SSAP No. 89,” which was effective on January 1, 2013. This SSAP primarily adopts U.S. GAAP accounting guidance for pensions by requiring entities to measure the pension liability at the projected benefit obligation and to recognize the funded status of the defined benefit pension plan on the statement of financial position. The projected benefit obligation includes amounts for both vested and non-vested participants and makes assumptions for future compensation increases. The adoption of this SSAP on January 1, 2013 created an additional pension liability of $43 million of which the Company immediately recorded $8 million as a decrease to surplus. The remaining $35 million transition liability has been deferred and will be amortized through 2021.

In March 2012, the NAIC issued SSAP No. 92, “Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14,” which was effective January 1, 2013. Under this SSAP, participants not yet eligible to retire will also be included in the accumulated postretirement benefit obligation. The accumulated postretirement benefit obligation is already recorded on a U.S. GAAP basis on the books of MMHLLC, a subsidiary of the Company. The adjusted U.S. GAAP equity of this subsidiary is included in admitted assets of the Company for statutory purposes. Therefore, there was no impact from the adoption of this SSAP besides disclosure.

In March 2012, the NAIC issued SSAP No. 103, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” which superseded SSAP No. 91R, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities.” The change to SSAP No. 91R incorporates the U.S. GAAP guidance of the Financial Accounting Standards Board (FASB) Statement No. 166, “Accounting for Transfers and Servicing of Financial Assets, an amendment of FASB Statement No. 140,” and Accounting Standards Update No. 2011-03, “Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements,” with modifications to conform the guidance to statutory accounting concepts. These modifications are primarily related to concepts that are not applicable or consistent with statutory accounting (e.g., rejection of U.S. GAAP consideration for consolidated affiliates, references to U.S. GAAP standards, methods, references and guidance not adopted for/applicable to statutory accounting). The Company adopted the guidance prospectively as of January 1, 2013. Adoption of this guidance did not have an impact on the Company’s financial statements.

In August 2012, the NAIC issued new guidance pertaining to share-based payments. This new standard provides statutory accounting guidance on transactions in which an entity awards employees in share-based payments. It requires entities to measure share-based payments in the financial statements using a fair value-based measurement objective and recognize the compensation costs as employee services are consumed. It substantially adopts the stock compensation guidance in U.S. GAAP under Accounting Standards Codification Topic 718, Stock

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Compensation, which the Company has applied to its accounting for the phantom stock appreciation rights and phantom restricted stock since 2008. This guidance was issued as SSAP No. 104, “Share-Based Payments – Revised,” which supersedes SSAP No. 13, “Stock Options and Stock Purchase Plans,” and is effective prospectively for years beginning on January 1, 2013, although early adoption was permitted for the December 31, 2012 financial statements. The Company early adopted this statement as of December 31, 2012, and it did not have an impact on the Company’s financial statements.

In December 2013, the NAIC adopted modifications to SSAP No. 5R, “Liabilities, Contingencies and Impairment of Assets,” to clarify the reporting of joint and several liabilities. This clarification requires the liability reported to be determined using a consistent approach among reporting entities, and reflect the amount the insurer 1) has agreed to pay under the arrangement and 2) any additional amount the insurer expects to pay on behalf of its co-obligors. The same methodology is used for initial and subsequent measurement; therefore any changes that may impact the amount an insurer expects to pay would be reflected in the financial statements. This guidance was effective on issuance and it did not have an impact on the Company’s financial statements.

b.	Future adoption of new accounting standards

In December 2013, the NAIC issued SSAP No. 105, “Working Capital Finance Investments,” which establishes statutory accounting principles for working capital finance investments held by reporting entities. This statement also amends SSAP No. 20, “Nonadmitted Assets,” to allow working capital finance investments as admitted assets to the extent they conform to the requirements of SSAP No. 105. This new guidance is effective January 1, 2014, and will not have a significant impact on the Company’s financial statements.

In December 2013, the NAIC adopted modifications to SSAP No. 26, “Bonds, Excluding Loan-Backed and Structured Securities,” to clarify the amortization requirements for bonds with make-whole call provisions and bonds that are continuously callable. These revisions do not allow insurers to consider make-whole call provisions in determining the timeframe for amortizing bond premium or discount unless information is known by the reporting entity indicating that the issuer is expected to invoke the provision. These clarifying changes are effective January 1, 2014. The Company is currently in the process of assessing the potential impact of this guidance.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2013

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U.S. government and agencies	$6,553	$461	$53	$6,961
All other governments	211	24	8	227
States, territories and possessions	1,894	64	57	1,901
Special revenue	4,461	440	26	4,875
Industrial and miscellaneous	48,652	2,313	897	50,068
Parent, subsidiaries and affiliates	5,425	317	19	5,723

Total	$67,196	$3,619	$1,060	$69,755

Note: The unrealized losses exclude $37 million of losses embedded in the carrying value, which include $36 million from NAIC Category 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers.

	December 31, 2012

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(In Millions)

U.S. government and agencies	$7,654	$1,148	$6	$8,796
All other governments	126	38	-	164
States, territories and possessions	1,449	192	-	1,641
Special revenue	3,983	964	2	4,945
Industrial and miscellaneous	38,419	4,003	223	42,199
Parent, subsidiaries and affiliates	5,260	325	112	5,473

Total	$56,891	$6,670	$343	$63,218

Note: The unrealized losses exclude $16 million of losses embedded in the carrying value, which include $11 million from NAIC Category 6 bonds and $5 million from RMBS and CMBS whose ratings were obtained from outside modelers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use outside modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS as of December 31, 2013 and 2012.

		December 31,
		2013		2012

NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total

		($ In Millions)

1	Aaa/ Aa/ A	$38,974	58%	$34,375	61%
2	Baa	23,752	35	18,918	33
3	Ba	1,847	3	1,685	3
4	B	1,708	2	1,110	2
5	Caa and lower	525	1	679	1
6	In or near default	390	1	124	-

	Total	$67,196	100%	$56,891	100%

The following summarizes NAIC designations for RMBS and CMBS subject to modeling as of December 31, 2013 and 2012:

	December 31,
	2013					2012

	RMBS		CMBS		RMBS		CMBS

NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total

	($ In Millions)

1	$1,493	100%	$2,935	100%	$1,856	97%	$2,775	100%
2	-	-	-	-	22	1	-	-
3	3	-	8	-	21	1	8	-
4	-	-	7	-	15	1	8	-
5	2	-	-	-	6	-	-	-
6	-	-	2	-	-	-	-	-

	$1,498	100%	$2,952	100%	$1,920	100%	$2,791	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of the carrying value and fair value of bonds as of December 31, 2013 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities not due on a single maturity date are included as of the final maturity date.

	Carrying Value	Fair Value

	(In Millions)

Due in one year or less	$2,300	$2,348
Due after one year through five years	15,547	16,343
Due after five years through ten years	23,907	24,886
Due after ten years	25,442	26,178

Total	$67,196	$69,755

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	2013	Years Ended December 31, 2012		2011

		(In Millions	)

Proceeds from sales	$7,837	$5,104		$8,981
Gross realized capital gains from sales	245	292		436
Gross realized capital losses from sales	(195)	(38)		(152)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2013
	Less Than 12 Months			12 Months or Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U.S. government and agencies	$1,820	$51	7	$52	$3	3
All other governments	46	5	27	29	4	18
States, territories and possessions	693	52	49	32	6	3
Special revenue	584	20	167	72	5	142
Industrial and miscellaneous	16,056	697	1,299	2,412	202	402
Parent, subsidiaries and affiliates	169	3	8	642	49	10

Total	$19,368	$828	1,557	$3,239	$269	578

Note: The unrealized losses include $37 million of losses embedded in the carrying value, which include $36 million from NAIC Category 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from outside modelers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2012

	Less Than 12 Months			12 Months or Longer

	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers

	($ In Millions)

U.S. government and agencies	$1,287	$6	2	$-	$-	-
States, territories and possessions	56	1	6	-	-	-
Special revenue	52	1	63	9	2	68
Industrial and miscellaneous	2,243	56	248	2,695	174	522
Parent, subsidiaries and affiliates	14	5	4	769	114	17

Total	$3,652	$69	323	$3,473	$290	607

Note: The unrealized losses include $16 million of losses embedded in the carrying value, which include $11 million from NAIC Category 6 bonds and $5 million from RMBS and CMBS whose ratings were obtained from outside modelers.

Based on the Company’s policies, as of December 31, 2013 and 2012, the Company has not deemed these unrealized losses to be other than temporary because the investment’s carrying value is expected to be realized based on the Company’s analysis of fair value or, for loan-backed and structured securities, based on the present value of cash flows, and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2013, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $4,642 million. Securities in an unrealized loss position for less than 12 months had a fair value of $3,446 million and unrealized losses of $70 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $1,196 million and unrealized losses of $67 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2012, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $2,270 million. Securities in an unrealized loss position for less than 12 months had a fair value of $237 million and unrealized losses of $5 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $2,033 million and unrealized losses of $166 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2013 or 2012 that were reacquired within 30 days of the sale date.

The Company had assets, which were on deposit with government authorities or trustees as required by law in the amount of $9 million as of December 31, 2013 and $70 million as of December 31, 2012.

Residential mortgage-backed exposure

RMBS are included in the U.S. government, special revenue, and industrial and miscellaneous bond categories. The Alt-A category includes option adjustable rate mortgages and the subprime category includes ‘scratch and dent’ or reperforming pools, high loan-to-value pools, and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2013 and 2012, RMBS had a total carrying value of $2,792 million and $2,981 million and a fair value of $3,110 million and $3,217 million, of which approximately 25% and 38%, based on carrying value, was classified as Alt-A, respectively. As of December 31, 2013 and 2012, Alt-A and subprime RMBS had a total carrying value of $1,298 million and $1,669 million and a fair value of $1,494 million and $1,718 million, respectively.

During the year ended December 31, 2013, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2013 and 2012, total leveraged loans and leveraged loan CDOs had a carrying value of $7,324 million and $5,504 million and a fair value of $7,558 million and $5,633 million, of which approximately 83% and 84%, based on carrying value, were domestic leveraged loans and CDOs, respectively.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower’s risk profile and ability to refinance, and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $3,059 million and fair value of $3,164 million as of December 31, 2013 and a carrying value of $2,882 million and fair value of $3,150 million as of December 31, 2012.

b.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2013	2012

	(In Millions)

Carrying value	$494	$336
Gross unrealized gains	16	28
Gross unrealized losses	-	(6)

Fair value	$510	$358

As of December 31, 2013, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $14 million in 7 issuers, none of which were in an unrealized loss position more than 12 months. As of December 31, 2012, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $117 million in 4 issuers, all of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process discussed in Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2013 or 2012.

The Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $412 million as of December 31, 2013 and $266 million as of December 31, 2012.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Common stocks - unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2013	2012

	(In Millions)

Adjusted cost basis	$886	$769
Gross unrealized gains	124	104
Gross unrealized losses	(82)	(39)

Carrying value	$928	$834

As of December 31, 2013, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $490 million in 102 issuers, $69 million of which were in an unrealized loss position more than 12 months. As of December 31, 2012, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $443 million in 237 issuers, $31 million of which were in an unrealized loss position more than 12 months. Based upon the Company’s impairment review process discussed in Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” the decline in value of these securities was not considered to be other than temporary as of December 31, 2013 or 2012.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $262 million as of December 31, 2013 and $235 million as of December 31, 2012.

d.	Common stocks - subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life, which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State, a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance policies.

Summarized below is combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for Years Ended
		December 31,
	2013	2012	2011

	(In Billions)

Total revenue	$0.9	$0.9	$0.9
Net income	0.2	0.1	0.1
Assets	13.4	12.9	12.6
Liabilities	12.3	11.9	11.7
Shareholder’s equity	1.1	1.0	0.9

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MMHLLC is the parent of subsidiaries that include OppenheimerFunds, Inc. (OFI), Babson Capital Management LLC (Babson Capital), Baring Asset Management Limited (Baring) and its investment in international life insurance operations in Japan and Hong Kong; these subsidiaries deal in markets that include retail and institutional asset management entities, registered broker dealers, and international life and annuity operations.

Summarized below is U.S. GAAP financial information for MMHLLC:

	As of and for Years Ended
		December 31,
	2013	2012	2011

	(In Billions)

Total revenue	$6.5	$6.2	$4.9
Net income	0.3	0.2	0.3
Assets	50.0	53.5	50.7
Liabilities	40.2	43.6	42.4
Member’s equity	9.8	9.9	8.3

The U.S. GAAP equity values in the preceding table consist of MMHLLC statutory carrying values of $4,491 million and $4,271 million as of December 31, 2013 and 2012, respectively, plus the carrying value of MMHLLC that is nonadmitted under statutory accounting principles. The current fair value of MMHLLC remains significantly greater than its statutory carrying amount.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, its subsidiary HarbourView Asset Management Corporation (HVAMC) and AAArdvark IV Funding Limited (AAArdvark IV) in connection with the investment made by TSL (USA) Inc., an affiliate of National Australia Bank Limited, in AAArdvark IV. The complaint alleges breach of contract, breach of the covenant of good faith and fair dealing, gross negligence, unjust enrichment and conversion. The complaint seeks compensatory and punitive damages, along with attorney fees. The court has dismissed certain equitable claims against OFI and HVAMC, leaving only the claims for breach of contract. Plaintiffs filed an amended complaint with additional contractual claims. In October 2011, defendants moved to dismiss the complaint to the extent it seeks damages in the form of a return of the plaintiffs’ full principal investment. In December 2011, plaintiffs filed a motion for partial summary judgment. In January 2012, the court granted in part defendants’ motion to dismiss and denied plaintiffs’ motion for partial summary judgment. In April 2012, plaintiffs filed a motion for leave to file a third amended complaint, which added a fraud claim and additional allegations in support of plaintiffs’ contract claims. In August 2012, plaintiffs and defendants separately filed motions for partial summary judgment. In April 2013, the court (i) denied plaintiffs’ motion for summary judgment; (ii) granted defendants’ motion of summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice and (iii) granted plaintiffs leave to replead to assert a cause of action for specific performance within 30 days. In May 2013, the plaintiffs filed a notice of appeal of the court’s April 2013 order of dismissal. In January 2014, the appellate court affirmed the lower court’s dismissal order. OFI believes it has substantial defenses to the remaining claims and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

On July 15, 2011, a lawsuit was filed in New York State Supreme Court against OFI, HVAMC and AAArdvark I Funding Limited (AAArdvark I), in connection with investments made by TSL (USA) Inc. and other investors in AAArdvark I. The complaint alleges breach of contract against each of the defendants and seeks compensatory damages and costs and disbursements, including attorney fees. In October 2011, defendants moved to dismiss the complaint to the extent it seeks damages in the form of a return of the plaintiffs’ full principal investment. In January 2012, the court granted in part defendants’ motion to dismiss. In July 2012, the parties participated in a mediation of their dispute, which did not result in a settlement. In March 2013, plaintiffs filed an amended complaint, which added a fraud claim and alleged additional facts in support of plaintiffs’ contract claim. The parties have agreed to stay proceedings pending the appeal of the AAArdvark IV dismissal order. OFI believes it has substantial defenses to the remaining claims and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

On November 9, 2011, a lawsuit was filed in New York State Supreme Court against OFI, HVAMC and AAArdvark XS Funding Limited (AAArdvark XS) in connection with the investment made by Scaldis Capital Limited, predecessor in interest to plaintiff Royal Park Investments SA/NV, in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages and an award of attorney fees and litigation expenses. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

Beyond these matters, MMHLLC’s subsidiaries are involved in litigation and investigations arising in the ordinary course of the subsidiaries’ businesses. Although the Company is not aware of any actions or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, because of the uncertainties involved with some of these matters, future revisions to the estimates of the potential liability could materially affect the Company’s financial position.

The Company received $175 million, $25 million and $250 million of cash dividends, recorded in net investment income, from MMHLLC in 2013, 2012 and 2011, respectively.

The Company held debt issued by MMHLLC that amounted to $1,993 million as of December 31, 2013 and 2012. The Company recorded interest income on MMHLLC debt of $117 million in 2013 and 2012 and $118 million in 2011.

The Company held common stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $461 million as of December 31, 2013 and $23 million as of December 31, 2012.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of approximately $1.1 billion as of December 31, 2013 was subject to dividend restrictions imposed by various state regulations.

e.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender and mezzanine loans that are subordinate to senior secured first liens. The Company has negotiated provisions, with the senior lender, within the loan documents to maximize influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are seasoned pools of homogeneous residential mortgage loans substantially backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2013 and 2012, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant concentrations in any particular geographic region as of December 31, 2013 and 2012.

The carrying value and fair value of the Company’s mortgage loans were as follows:

	December 31,
	2013		2012

	Carrying Value	Fair Value	Carrying Value	Fair Value

	(In Millions)

Commercial mortgage loans:
Primary lender	$14,604	$14,749	$11,777	$12,112
Mezzanine loans	43	45	35	35

Total commercial mortgage loans	14,647	14,794	11,812	12,147

Residential mortgage loans:
FHA insured and VA guaranteed	1,806	1,751	2,130	2,147
Other residential loans	12	12	15	15

Total residential mortgage loans	1,818	1,763	2,145	2,162

Total mortgage loans	$16,465	$16,557	$13,957	$14,309

As of December 31, 2013, scheduled mortgage loan maturities, net of valuation allowances, for commercial and residential loans were as follows (in millions):

2014	$723
2015	975
2016	2,336
2017	1,738
2018	914
Thereafter	7,961

Commercial mortgage loans	14,647
Residential mortgage loans	1,818

Total	$16,465

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio categorized by what it believes is the equivalent rating agency designation:

	December 31, 2013

	AAA/AA/A	BBB	BB	B	CCC and Lower	Total

	(In Millions)

Commercial mortgage loans:
Primary lender	$6,982	$5,948	$1,026	$522	$126	$14,604
Mezzanine loans	-	34	5	-	4	43

Total commercial mortgage loans	6,982	5,982	1,031	522	130	14,647

Residential mortgage loans:
FHA insured and VA guaranteed	1,806	-	-	-	-	1,806
Other residential loans	12	-	-	-	-	12

Total residential mortgage loans	1,818	-	-	-	-	1,818

Total mortgage loans	$8,800	$5,982	$1,031	$522	$130	$16,465

	December 31, 2012

	AAA/AA/A	BBB	BB	B	CCC and Lower	Total

	(In Millions)

Commercial mortgage loans:
Primary lender	$4,637	$4,987	$1,076	$820	$257	$11,777
Mezzanine loans	-	-	22	-	13	35

Total commercial mortgage loans	4,637	4,987	1,098	820	270	11,812

Residential mortgage loans:
FHA insured and VA guaranteed	2,130	-	-	-	-	2,130
Other residential loans	15	-	-	-	-	15

Total residential mortgage loans	2,145	-	-	-	-	2,145

Total mortgage loans	$6,782	$4,987	$1,098	$820	$270	$13,957

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The loan-to-value ratios by property type of the Company’s commercial mortgage loans were as follows:

	December 31, 2013

	Less than 80%	81% to 95%	Above 95%	Total	% of Total

	($ In Millions)

Office	$5,246	$151	$138	$5,535	38%
Apartments	3,169	12	80	3,261	22
Industrial and other	2,737	161	4	2,902	20
Retail	1,380	-	248	1,628	11
Hotels	1,293	-	28	1,321	9

Total	$13,825	$324	$498	$14,647	100%

	December 31, 2012

	Less than 80%	81% to 95%	Above 95%	Total	% of Total

	($ In Millions)

Office	$4,189	$230	$122	$4,541	39%
Apartments	2,419	82	105	2,606	22
Industrial and other	1,719	695	5	2,419	20
Retail	1,123	29	248	1,400	12
Hotels	816	11	19	846	7

Total	$10,266	$1,047	$499	$11,812	100%

The maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 93.0% as of December 31, 2013 and 2012. The maximum percentage of any one mezzanine loan to the estimated value of secured collateral at the time the loan was originated was 90.0% as of December 31, 2013 and 93.0% as of December 31, 2012.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2013

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$3,963	59%
New York	1,559	52%
Illinois	1,218	58%
Texas	1,192	58%
Massachusetts	983	63%
District of Columbia	725	49%
All other states	4,214	58%
United Kingdom	420	56%
Canada	373	59%

Total commercial mortgage loans	$14,647	58%

Note: All other states consists of 35 states, with no individual state exposure exceeding $632 million.

	December 31, 2012

	Carrying Value	Average Loan-to-Value Ratio

	($ In Millions)

California	$2,766	63%
Texas	1,401	64%
Illinois	960	68%
Massachusetts	951	60%
New York	908	54%
District of Columbia	698	49%
All other states	3,664	61%
Canada	340	58%
United Kingdom	124	48%

Total commercial mortgage loans	$11,812	61%

Note: All other states consists of 34 states, with no individual state exposure exceeding $450 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loan interest rates, including fixed and variable, on the Company’s portfolio of mortgage loans were:

	December 31,
	2013			2012

	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	1.1%	12.3%	4.9%	1.2%	10.5%	5.0%
Residential mortgage loans	2.5%	12.5%	5.7%	2.6%	12.8%	5.8%
Mezzanine mortgage loans	5.9%	17.0%	7.1%	8.5%	17.0%	10.1%

Mortgage loan interest rates, including fixed and variable, on new issues were:

	Years Ended December 31,
	2013			2012

	Low	High	Weighted Average	Low	High	Weighted Average

Commercial mortgage loans	3.3%	10.0%	4.5%	3.3%	7.2%	4.2%
Residential mortgage loans	4.8%	5.1%	4.9%	5.1%	5.7%	5.1%
Mezzanine mortgage loans	5.9%	7.2%	6.0%	-%	-%	-%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company’s impaired mortgage loans:

	December 31, 2013

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

With allowance recorded:
Commercial mortgage loans:
Primary lender	$49	$51	$68	$(9)	$4

	December 31, 2012

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

With allowance recorded:
Commercial mortgage loans:
Primary lender	$53	$53	$68	$(5)	$5
Mezzanine loans	2	1	11	(9)	-

Total	55	54	79	(14)	5

With no allowance recorded:
Commercial mortgage loans:
Mezzanine loans	-	-	13	-	-

Total impaired commercial mortgage loans	$55	$54	$92	$(14)	$5

	December 31, 2011

	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income

	(In Millions)

With allowance recorded:
Commercial mortgage loans:
Primary lender	$84	$93	$103	$(19)	$7
Mezzanine loans	1	3	29	(27)	-

Total	85	96	132	(46)	7

With no allowance recorded:
Commercial mortgage loans:
Mezzanine loans	5	12	39	-	-

Total impaired commercial mortgage loans	$90	$108	$171	$(46)	$7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the valuation allowance recorded for the Company’s mortgage loans:

	Years Ended December 31,
	2013			2012			2011

	Commercial

	Primary Lender	Mezzanine	Total	Primary Lender	Mezzanine	Total	Primary Lender	Mezzanine	Total

	(In Millions)

Beginning balance	$(5)	$(9)	$(14)	$(19)	$(27)	$(46)	$(71)	$(59)	$(130)
Additions	(19)	(7)	(26)	-	-	-	(19)	(10)	(29)
Decreases	-	9	9	3	5	8	50	1	51
Write-downs	15	7	22	11	13	24	21	41	62

Ending balance	$(9)	$-	$(9)	$(5)	$(9)	$(14)	$(19)	$(27)	$(46)

As of December 31, 2013, the Company did not hold any past due mortgage loans and it did not hold any mortgage loans with interest past due as of December 31, 2013, 2012 or 2011. The carrying value of commercial mezzanine loans for which the Company has suspended interest accruals was $4 million as of December 31, 2013 and $13 million as of December 31, 2012. The Company had no restructured commercial mortgage loans as of December 31, 2013 and one restructured commercial mortgage loan with a total carrying value of less than $1 million as of December 31, 2012. There were no restructured residential mortgage loans as of December 31, 2013 or 2012.

f.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2013	2012

	(In Millions)

Held for the production of income	$2,169	$2,214
Accumulated depreciation	(1,015)	(968)
Encumbrances	(420)	(213)

Held for the production of income, net	734	1,033

Held for sale	1	-

Occupied by the Company	256	233
Accumulated depreciation	(142)	(133)

Occupied by the Company, net	114	100

Total real estate	$849	$1,133

Properties are acquired and managed for net income growth and increasing value. Upon management’s approval for the sale of a property it is classified as held for sale.

The carrying value of non-income producing real estate was $10 million as of December 31, 2013 and less than $1 million as of December 31, 2012.

Depreciation expense on real estate was $96 million for the year ended December 31, 2013, $98 million for the year ended December 31, 2012 and $97 million for the year ended December 31, 2011.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

Partnership and LLC holdings, at carrying value, by annual statement category are:

	December 31,
	2013	2012

	(In Millions)

Joint venture interests:
Common stocks	$3,322	$2,906
Real estate	1,801	1,600
Fixed maturities/preferred stock	1,349	1,482
Other	61	54
LIHTCs	270	219
Mortgage loans	205	277
Surplus notes	181	-

Total	$7,189	$6,538

There were no write-downs or reclassifications of LIHTC partnerships made during the years ended December 31, 2013 or 2012, due to forfeiture or ineligibility of tax credits or similar issues. In addition, there are no LIHTC properties currently subject to regulatory review.

h.	Net investment income

Net investment income was derived from the following sources:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Bonds	$3,149	$2,854	$2,763
Preferred stocks	19	14	11
Common stocks - subsidiaries and affiliates	180	29	254
Common stocks - unaffiliated	37	33	14
Mortgage loans	779	720	668
Policy loans	674	670	655
Real estate	195	190	179
Partnerships and LLCs	602	550	412
Derivatives	152	207	138
Cash, cash equivalents and short-term investments	12	12	9
Other	11	3	4

Subtotal investment income	5,810	5,282	5,107
Amortization of the IMR	189	130	113
Investment expenses	(528)	(484)	(437)

Net investment income	$5,471	$4,928	$4,783

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Net realized capital gains (losses)

Net realized capital gains (losses) including OTTI were comprised of the following:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Bonds	$18	$106	$123
Preferred stocks	14	11	-
Common stocks - subsidiaries and affiliates	33	63	18
Common stocks - unaffiliated	49	13	21
Mortgage loans	(20)	22	(61)
Real estate	54	21	30
Partnerships and LLCs	(46)	(40)	(27)
Derivatives	(735)	(67)	458
Other	(39)	(5)	2

Net realized capital (losses) gains before federal and state taxes and deferral to the IMR	(672)	124	564
Net federal and state tax (expense) benefit	(147)	293	(174)

Net realized capital (losses) gains before deferral to the IMR	(819)	417	390
Net after tax losses (gains) deferred to the IMR	342	(308)	(589)

Net realized capital (losses) gains	$(477)	$109	$(199)

The IMR liability balance was $498 million as of December 31, 2013 and $690 million as of December 31, 2012 and was included in other liabilities on the Statutory Statements of Financial Position.

Refer to Note 2v. “Interest maintenance reserve” for information on the Company’s policy for IMR.

OTTI, included in the net realized capital gains (losses) above, consisted of the following:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Bonds	$(32)	$(148)	$(161)
Common stocks	(16)	(4)	(3)
Mortgage loans	(22)	(23)	(64)
Partnerships and LLCs	(45)	(97)	(54)

Total OTTI	$(115)	$(272)	$(282)

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $18 million, $98 million and $138 million, respectively, of OTTI on structured and loan-backed securities primarily due to the present value of expected cash flows being less than the amortized cost.

For the year ended December 31, 2013, 25% of the $32 million of bond OTTI were determined using internally developed models. For the year ended December 31, 2012, 64% of the $148 million of bond OTTI were determined using internally developed models. For the year ended December 31, 2011, 86% of the $161 million of bond OTTI were determined using internally developed models.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2bb. “Realized capital gains (losses) including other-than-temporary impairments and unrealized capital gains (losses)” for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 22. “Impairment listing for loan-backed and structured securities” for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

j.	Repurchase agreements

The Company had repurchase agreements with carrying values of $3,487 million as of December 31, 2013 and $3,822 million as of December 31, 2012. As of December 31, 2013, the maturities of these agreements ranged from January 2, 2014 through January 15, 2014 and the interest rates ranged from 0.1% to 0.2%. The outstanding amounts were collateralized by cash and bonds with a value of $3,496 million as of December 31, 2013 and $3,868 million as of December 31, 2012.

k.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create synthetic investment positions. These combined investments are created opportunistically when they are economically more attractive than the actual instrument or when the simulated instruments are unavailable. Synthetic assets can be created either to hedge and reduce the Company’s credit exposure or to create an investment in a particular asset. The Company held synthetic assets with a net notional amount of $4,152 million as of December 31, 2013 and $2,745 million as of December 31, 2012. Of this amount, $3,055 million as of December 31, 2013 and $1,469 million as of December 31, 2012, were considered replicated asset transactions as defined under statutory accounting principles as the pairing of a long derivative contract with a cash instrument held. The Company’s derivative strategy employs a variety of derivative financial instruments, including interest rate swaps, currency swaps, equity and credit default swaps, options, interest rate caps and floors, forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by accounting rules, the Company intentionally has not applied hedge accounting.

Under interest rate swaps, the Company agrees, at specified intervals, to an exchange of variable rate and fixed rate interest payments calculated by reference to an agreed upon notional principal amount. Typically, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments.

Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

Credit default swaps involve a transfer of the credit risk of fixed income instruments from one party to another in exchange for periodic premium payments. The buyer of the credit default swap receives credit protection, whereas the seller of the swap provides protection for the credit worthiness of the underlying security. A credit default swap transfers the risk of default from the buyer of the swap to the seller. If a specified credit event occurs, as defined by the agreement, the seller is obligated to pay the counterparty the contractually agreed upon amount and receives in return the underlying security in an amount equal to the notional value of the credit default swap. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 15 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options to protect against undesirable financial effects resulting from interest rate exposures that exist in its assets and/or liabilities.

Interest rate cap agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with an increase in a reference rate or index in return for a premium. When interest rates increase, caps and payer swaptions increase in value, helping to support the asset portfolio in an environment where policyholders may surrender policies to take advantage of higher yields available on alternative products. Interest rate floor agreements are option contracts in which the seller agrees to limit the purchaser’s risk associated with a decline in a reference rate or index in return for a premium. When interest rates decrease, floors and receiver swaptions increase in value helping to support the portfolio yield in an environment where new investments offer less yield, but policyholders continue to receive competitive credited rates due to contractual minimums. The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company’s loss as interest rates rise. These derivative instruments are used to reduce the duration risk of fixed maturity investments to match certain life insurance products in accordance with the Company’s asset and liability management policy.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in RBC calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio is comprised mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDBs and VAGLBs.

The Company utilizes certain other agreements including forward contracts and financial futures to reduce exposures to various risks. Forward contracts and financial futures are used by the Company to manage market risks relating to interest rates. Currency forwards are contracts in which the Company agrees with other parties to exchange specified amounts of identified currencies at a specified future date. Typically, the exchange is agreed upon at the time of the contract. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

The Company’s principal derivative market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. To minimize credit risk, the Company and its derivative counterparties generally enter into master agreements that require collateral to be posted in the amount owed under each transaction, subject to minimum transfer amounts. These same master agreements allow for contracts in a positive position, in which the Company is due amounts, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s exposure. Net collateral pledged by the counterparties was $752 million as of December 31, 2013 and $ 2,257 million as of December 31, 2012. In the event of default the full market value exposure at risk in a net gain position, net of offsets and collateral, was $53 million as of December 31, 2013 and $30 million as of December 31, 2012. The statutory

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

reporting rules define net amount at risk as net collateral pledged and statement values excluding accrued interest. The net amount at risk was $ 338 million as of December 31, 2013 and $110 million as of December 31, 2012. The Company regularly monitors counterparty credit ratings and exposures, derivative positions and valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized. The Company monitors this exposure as part of its management of the Company’s overall credit exposures.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2013

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$5,804	$54,851	$4,235	$48,950
Options	200	8,604	1	83
Currency swaps	87	379	130	2,120
Forward contracts	13	470	40	3,332
Credit default swaps	13	1,132	12	752
Financial futures - long positions	-	1,710	-	-
Financial futures - short positions	-	479	-	-

Total	$6,117	$67,625	$4,418	$55,237

	December 31, 2012

	Assets		Liabilities

	Carrying Value	Notional Amount	Carrying Value	Notional Amount

	(In Millions)

Interest rate swaps	$2,403	$104,023	$156	$8,993
Options	305	9,583	(4)	43
Currency swaps	121	1,327	50	575
Forward contracts	16	3,199	-	249
Credit default swaps	13	1,164	-	35
Financial futures - long positions	-	2,270	-	-
Financial futures - short positions	-	352	-	-

Total	$2,858	$121,918	$202	$9,895

Derivative assets and derivative liabilities in the current year are presented on a gross basis per amendments to SSAP No. 86, “Accounting for Derivative Instruments and Hedging Activities”. Prior year amounts that were presented on a net basis have not been restated as the amendments were effective on a prospective basis. For 2012, the balance of derivative assets on a gross basis was $8,931 million and the balance of derivative liabilities on a gross basis was $6,275 million. In addition, Derivative due and accrued (which reside in other than invested assets) and interest expense (which reside in other liabilities) were not restated to conform to current year presentation. For the prior year, the balance of derivative income due and accrued was $569 million and the balance of derivative interest expense was $999 million.

In most cases, the notional amounts are not a measure of the Company’s credit exposure. The exceptions to this rule are credit default swaps that are in the form of a replicated asset and mortgage-backed forwards. In the event of default, the Company is fully exposed to the notional amounts of $2,321 million as of December 31, 2013 and

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

$2,745 million as of December 31, 2012. Collateral is exchanged for all derivative types except mortgage-backed forwards. For all other contracts, the collateral amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indices.

The weighted average fair value of outstanding derivative financial instrument assets was $6,008 million for the year ended December 31, 2013 and was $3,035 million for the year ended December 31, 2012. The weighted average fair value of outstanding derivative financial instrument liabilities was $3,752 million for the year ended December 31, 2013 and was $183 million for the year ended December 31, 2012.

The following represents the Company’s gross notional interest rate swap positions:

	December 31,
	2013	2012

	(In Millions)

Open interest rate swaps in a fixed pay position	$50,735	$60,608
Open interest rate swaps in a fixed receive position	52,118	50,408
Other interest related swaps	948	2,000

Total interest rate swaps	$103,801	$113,016

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized gains (losses) related to market fluctuations on open contracts by derivative type:

	Year ended December 31, 2013

	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts

	(In Millions)

Interest rate swaps	$(137)	$(679)
Currency swaps	35	(113)
Options	(49)	(120)
Credit default swaps	(18)	7
Forward contracts	(38)	(44)
Financial futures - long positions	(387)	-
Financial futures - short positions	(141)	-

Total	$(735)	$(949)

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Year Ended December 31, 2012

	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains (Losses) on Open Contracts

	(In Millions)

Interest rate swaps	$(58)	$(212)
Currency swaps	(41)	13
Options	17	(309)
Credit default swaps	4	(28)
Forward contracts	131	(32)
Financial futures - long positions	106	-
Financial futures - short positions	(226)	-

Total	$(67)	$(568)

	Year Ended December 31, 2011

	Net Realized Gains (Losses) on Closed Contracts	Change In Net Unrealized Gains on Open Contracts

	(In Millions)

Interest rate swaps	$1	$549
Currency swaps	(3)	35
Options	(85)	320
Credit default swaps	4	11
Forward contracts	117	28
Financial futures - long positions	709	-
Financial futures - short positions	(285)	-

Total	$458	$943

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2013

	Gross	Due & Accrued	Gross Amounts Offset	Net	Collateral Posted	Net Amount

	(In Millions)

Derivative assets	$6,117	$603	$(4,061)	$2,659	$(1,498)	$1,161
Derivative liabilities	4,418	1,178	(4,061)	1,535	(746)	789

Net	$1,699	$(575)	$-	$1,124	$(752)	$372

	December 31, 2012

	Gross	Due & Accrued	Gross Amounts Offset	Net	Collateral Posted	Net Amount

	(In Millions)

Derivative assets	$8,931	$569	$(6,619)	$2,881	$(2,910)	$(29)
Derivative liabilities	6,275	1,000	(6,619)	656	(653)	3

Net	$2,656	$(431)	$-	$2,225	$(2,257)	$(32)

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company’s financial instruments:

	December 31, 2013

	Carrying Value	Fair Value	Level 1	Level 2	Level 3

	(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$6,553	$6,961	$-	$6,952	$9
All other governments	211	227	-	197	30
States, territories and possessions	1,894	1,901	-	1,891	10
Special revenue	4,461	4,875	-	4,875	-
Industrial and miscellaneous	48,652	50,068	-	33,183	16,885
Parent, subsidiaries and affiliates	5,425	5,723	-	1,519	4,204
Preferred stocks	494	510	1	86	423
Common stocks - unaffiliated	928	928	320	423	185
Common stocks - subsidiaries and affiliates(1)	880	880	303	210	367
Mortgage loans - commercial	14,647	14,794	-	-	14,794
Mortgage loans - residential	1,818	1,763	-	-	1,763
Cash, cash equivalents and short-term investments	4,198	4,198	524	3,674	-
Separate account assets	58,392	58,392	38,867	19,035	490
Derivatives:
Interest rate swaps	5,804	5,804	-	5,804	-
Options	200	200	-	200	-
Currency swaps	87	87	-	87	-
Forward contracts	13	13	-	13	-
Credit default swaps	13	22	-	22	-
Financial liabilities:
Commercial paper	250	250	-	250	-
Repurchase agreements	3,487	3,487	-	3,487	-
Guaranteed investment contracts	4,028	4,067	-	-	4,067
Group annuity contracts and other deposits	17,267	18,603	-	-	18,603
Individual annuity contracts	6,109	6,911	-	-	6,911
Supplementary contracts	1,028	1,028	-	-	1,028
Derivatives:
Interest rate swaps	4,235	4,632	-	4,632	-
Options	1	1	-	1	-
Currency swaps	130	130	-	130	-
Forward contracts	40	40	-	40	-
Credit default swaps	12	12	-	12	-

(1)Common stocks - subsidiaries and affiliates do not include MMHLLC, which had a statutory carrying value of $4,491 million, and C.M. Life Insurance Company, which had a statutory carrying value of $1,079 million.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2012

	Carrying Value	Fair Value	Level 1	Level 2	Level 3

	(In Millions)

Financial assets:
Bonds:
U. S. government and agencies	$7,654	$8,796	$-	$8,783	$13
All other governments	126	164	-	133	31
States, territories and possessions	1,449	1,641	-	1,641	-
Special revenue	3,983	4,945	-	4,945	-
Industrial and miscellaneous	38,419	42,199	-	26,930	15,269
Parent, subsidiaries and affiliates	5,260	5,473	-	1,433	4,040
Preferred stocks	336	358	-	73	285
Common stocks - unaffiliated	834	834	620	59	155
Common stocks - subsidiaries and affiliates(1)	543	543	-	363	180
Mortgage loans - commercial	11,812	12,147	-	-	12,147
Mortgage loans - residential	2,145	2,162	-	-	2,162
Cash, cash equivalents and short-term investments	2,816	2,816	729	2,087	-
Separate account assets	52,340	52,340	35,306	16,524	510
Derivatives:
Interest rate swaps	2,403	2,382	-	2,382	-
Options	305	305	-	305	-
Currency swaps	121	121	-	121	-
Forward contracts	16	16	-	16	-
Credit default swaps	13	13	-	13	-
Financial liabilities:
Commercial paper	250	250	-	250	-
Repurchase agreements	3,822	3,822	-	3,822	-
Guaranteed investment contracts	4,054	4,154	-	-	4,154
Group annuity contracts and other deposits	7,606	8,783	-	-	8,783
Individual annuity contracts	5,154	6,129	-	-	6,129
Supplementary contracts	1,020	1,021	-	-	1,021
Derivatives:
Interest rate swaps	156	157	-	157	-
Options	(4)	(4)	-	(4)	-
Currency swaps	50	50	-	50	-

(1)Common stocks - subsidiaries and affiliates do not include MMHLLC, which had a statutory carrying value of $4,271 million, and C.M. Life Insurance Company, which had a statutory carrying value of $961 million.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments, and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as London Inter-Bank Offered Rate (LIBOR), cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company has established and maintains policies and guidelines that govern its valuation methodologies and their consistent application. These policies and guidelines address the use of inputs, price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators for reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

Annually, the Company reviews the primary pricing vendor to validate that the inputs used in that vendor’s pricing process are deemed to be market observable as defined above. While the Company was not provided access to proprietary models of the vendor, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes. In addition, the Company and its pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. The Company believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the applicable measurement date (exit prices) and are classified appropriately in the hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The fair value for investment-type insurance contracts and guaranteed investment contracts is determined as follows:

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay’s Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, guaranteed investment contracts and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk -free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company’s asset-liability management analysis.

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NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company’s fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2013

	Level 1	Level 2	Level 3	Total

	(In Millions)

Financial assets:
Bonds:	$-	$1	$-	$1
All other governments
Industrial and miscellaneous	-	5	23	28
Parent, subsidiaries and affiliates	-	172	-	172
Preferred stocks	-	-	1	1
Common stocks - unaffiliated	320	423	185	928
Common stocks - subsidiaries and affiliates(1)	303	210	367	880
Separate account assets	38,867	19,035	490	58,392
Derivatives:	-	5,804	-	5,804
Interest rate swaps
Options	-	200	-	200
Currency swaps	-	87	-	87
Forward contracts	-	13	-	13
Credit default swaps	-	2	-	2

Total financial assets carried at fair value	$39,490	$25,952	$1,066	$66,508

Financial liabilities:	$-	$3,487	$-	$3,487
Repurchase agreements
Derivatives:	-	4,235	-	4,235
Interest rate swaps
Options	-	1	-	1
Currency swaps	-	130	-	130
Forward contracts	-	40	-	40
Credit default swaps	-	7	-	7

Total financial liabilities carried at fair value	$-	$7,900	$-	$7,900

(1)Common stocks – subsidiaries and affiliates do not include MMHLLC, which had a statutory carrying value of $4,491 million, and C.M. Life Insurance Company, which had a statutory carrying value of $1,079 million.

For the year ended December 31, 2013, $173 million of equity securities were transferred from Level 1 to Level 2 and $232 million were transferred from Level 2 to Level 1. For the year ended December 31, 2012, there were no significant transfers between Level 1 and Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2012
	Level 1	Level 2	Level 3	Netting(1)	Total

	(In Millions)

Financial assets:
Bonds:
Industrial and miscellaneous	$-	$14	$12	$-	$26
Parent, subsidiaries and affiliates	-	3	-	-	3
Common stocks - unaffiliated	620	59	155	-	834
Common stocks - subsidiaries and affiliates(2)	-	363	180	-	543
Separate account assets	35,306	16,524	510	-	52,340
Derivatives:
Interest rate swaps	-	8,360	-	(5,957)	2,403
Options	-	342	-	(37)	305
Currency swaps	-	163	-	(42)	121
Forward contracts	-	45	-	(29)	16
Credit default swaps	-	21	-	(8)	13

Total financial assets carried at fair value	$35,926	$25,894	$857	$(6,073)	$56,604

Financial liabilities:
Repurchase agreements	$-	$3,822	$-	$-	$3,822
Derivatives:
Interest rate swaps	-	6,113	-	(5,957)	156
Options	-	33	-	(37)	(4)
Currency swaps	-	92	-	(42)	50
Forward contracts	-	29	-	(29)	-
Credit default swaps	-	8	-	(8)	-

Total financial liabilities carried at fair value	$-	$10,097	$-	$(6,073)	$4,024

(1)Netting adjustments represent offsetting positions that may exist under a master netting agreement with a counterparty where amounts due from the counterparty are offset against amounts due to the counterparty.

(2)Common stocks – subsidiaries and affiliates do not include MMHLLC, which had a statutory carrying value of $4,271 million, and C.M. Life Insurance Company, which had a statutory carrying value of $961 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

Separate account assets - These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) - These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit—related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) - These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities - These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily upon quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and LIBOR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company’s valuation techniques.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company’s Level 3 assets carried at fair value:

	Year Ended December 31, 2013
	Bonds Industrial and	Preferred	Common Stock		Separate Account	Total Level 3 Financial Assets Carried at
	Miscellaneous	Stock	Unaffiliated	Affiliated	Assets	Fair Value

	(In Millions)

Balance as of January 1, 2013	$12	$-	$155	$180	$510	$857
Gains in net income	3	13	-	-	135	151
(Losses) gains in surplus	1	-	(14)	(2)	-	(15)
Purchases	9	-	52	15	103	179
Issuances	7	-	-	190	-	197
Sales	-	(14)	(7)	(1)	(461)	(483)
Settlements(1)	(38)	-	(1)	(15)	203	149
Other transfers	29	2	-	-	-	31

Balance as of December 31, 2013	$23	$1	$185	$367	$490	$1,066

(1)The fair value of real estate separate accounts is carried net of encumbrances on the Statutory Statements of Financial Position and the change in encumbrances are included in the settlements within separate account assets.

	Year Ended December 31, 2012
	Bonds Industrial and	Common Stock		Separate Account	Total Level 3 Financial Assets Carried at
	Miscellaneous	Unaffiliated	Affiliated	Assets	Fair Value

	(In Millions)

Balance as of January 1, 2012	$16	$166	$305	$396	$883
Gains (losses) in net income	(16)	8	26	37	55
Gains (losses) in surplus	5	(10)	10	-	5
Purchases	8	-	144	69	221
Issuances	16	-	-	-	16
Sales	(3)	(7)	(305)	(175)	(490)
Settlements(1)	(26)	(2)	-	92	64
Transfers in(2)	1	-	-	91	92
Other transfers	11	-	-	-	11

Balance as of December 31, 2012	$12	$155	$180	$510	$857

(1)The fair value of real estate separate accounts is carried net of encumbrances on the Statutory Statements of Financial Position and the change in encumbrances is included in the settlements within separate account assets.

(2)Transfers in include assets that are consistently carried at fair value but have had a level change. Generally transfers out of Level 3 occur when quoted prices are received in markets that have not been active, and therefore the assets are moved to Level 2. The separate account assets transferred into Level 3 were transferred from Level 2 due to a change in the pricing source.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Fixed assets

The Company’s admitted fixed assets, comprised of EDP equipment, were $38 million and $25 million, net of accumulated depreciation of $195 million and $180 million, as of December 31, 2013 and 2012, respectively. The depreciation expense on all fixed assets was $53 million, $44 million and $30 million for the years ended December 31, 2013, 2012 and 2011, respectively.

7.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position. The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2013		2012

	Gross	Net	Gross	Net

	(In Millions)

Ordinary new business	$89	$30	$78	$26
Ordinary renewal	557	613	536	591
Group life	11	11	12	12

Total	$657	$654	$626	$629

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses. Refer to Note 2q. “Policyholders’ reserves” for information on the Company’s accounting policies regarding gross premium and net premium.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

8.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2013:

Issue Date	Face Amount	Carrying Value	Interest Rate	Maturity Date

($ In Millions)

11/15/1993	$250	$250	7.625%	11/15/2023
03/01/1994	100	100	7.500%	03/01/2024
05/15/2003	250	249	5.625%	05/15/2033
06/01/2009	750	742	8.875%	06/01/2039
01/17/2012	400	399	5.375%	12/01/2041

Total	$1,750	$1,740

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

These notes are unsecured and subordinate to all present and future indebtedness of the Company, all policy claims and all prior claims against the Company as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due for the notes issued in 1993 and 1994 as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023 and $50 million in 2024. There are no sinking fund requirements for the notes issued in 2003, 2009 or 2012. Scheduled interest on the notes issued in 1993 and 2003 is payable on May 15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Scheduled interest on the note issued in 1994 is payable on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Scheduled interest on the notes issued in 2009 and 2012 is payable on June 1 and December 1 of each year to holders of record on the preceding May 15 and November 15, respectively. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2013, the unapproved interest was $ 14 million. Through December 31, 2013, the Company has paid cumulative interest of $1,015 million on surplus notes. Interest of $129 million, $126 million and $107 million was approved and paid during the years ended December 31, 2013, 2012 and 2011, respectively.

9.	Related party transactions

The Company has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees from C.M. Life accounted for $51 million in 2013, $56 million in 2012 and $62 million in 2011.

The Company has agreements with its subsidiaries and affiliates, including OFI and Baring International Investment Limited, where the Company receives revenue for certain recordkeeping and other services that the Company provides to customers who select, as investment options, mutual funds managed by these affiliates.

The Company has agreements with its subsidiaries, Babson Capital Management LLC (Babson Capital) and Cornerstone Real Estate Advisers, LLC (CREA) and OFI, which provide investment advisory services to the Company.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Fee income:
Management and service contracts and cost-sharing arrangements	$214	$152	$169
Recordkeeping and other services	50	50	53
Investment advisory income	27	25	25
Fee expense:
Investment advisory services	239	198	177

The Company reported $63 million and $34 million as amounts due from subsidiaries and affiliates as of December 31, 2013 and 2012, respectively. The Company reported $46 million and $30 million as amounts due to subsidiaries and affiliates as of December 31, 2013 and 2012, respectively. Terms generally require settlement of these amounts within 30 to 90 days.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s subsidiaries, Babson Capital and CREA, invest a portion of their nonqualified compensation plan in interest guarantee contracts with the Company. Interest credited on deposits to the Babson Capital and CREA contracts was $5 million for the years ended December 31, 2013 and 2012 and $4 million for the year ended December 31, 2011.

The Company had two modified coinsurance (Modco) agreements with the Japanese subsidiary of MMHLLC, MassMutual Life Insurance Company, on certain life insurance products. Under these Modco agreements, the Company was the reinsurer and the Japanese subsidiary retained the reserve and associated assets on individual life insurance policies. The predominant contract types were whole life, endowments and term insurance. The Modco agreements allowed the Japanese subsidiary to keep control of the investment and management of the assets supporting the reserves. The Modco adjustment was the mechanism by which the Company funded the reserve on the reinsured portion of the risk. It was needed to adjust for the financial effect of the Japanese subsidiary holding the reserves on the ceded coverage rather than the Company. These two Modco agreements were recaptured, effective May 31, 2013, resulting in a $7 million increase to income due to the recapture fee paid to the Company from the Japanese subsidiary.

The following summarizes the related party reinsurance transactions between the Company and the Japanese subsidiary:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Premium assumed	$8	$20	$23
Modified coinsurance adjustments, included in fees and other income	7	18	15
Expense allowances on reinsurance assumed, included in other expense	(1)	(2)	(2)
Policyholders’ benefits	(11)	(25)	(32)
Recapture fee	7	-	-

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, coinsurance, Modco and yearly renewable term agreements on life insurance products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies. As of December 31, 2013 and 2012, the net amounts due to C.M. Life and MML Bay State were $32 million and $38 million, respectively. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

The following table summarizes the reinsurance transactions for these agreements:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Premium assumed	$68	$73	$78
Modified coinsurance adjustments, included in fees and other income	32	34	33
Expense allowance on reinsurance assumed, included in fees and other expense	(24)	(24)	(24)
Policyholders’ benefits	(107)	(134)	(116)
Experience refunds (paid) received	(1)	1	(2)

For further information on common stocks - subsidiaries and affiliates, refer to Note 4d. “Common stocks - subsidiaries and affiliates.”

The Company participates in variable annuity exchange programs with C.M. Life (including MML Bay State) where certain variable annuity contract holders of the Company, C.M. Life or MML Bay State can make nontaxable exchanges of their contracts for enhanced variable annuity contracts of the Company or C.M. Life. The Company recorded premium income of $2 million, $3 million and $ 5 million in 2013, 2012 and 2011, respectively. The Company recorded surrender benefits of $1 million as of December 31, 2013, 2012 and 2011 related to these exchange programs. C.M. Life recorded premium income of $1 million for the years ended December 31, 2013, 2012 and 2011. C.M. Life recorded surrender benefits of $2 million in 2013 and 2012 and $5 million in 2011, respectively, related to these exchange programs. The Company has an agreement with C.M. Life to compensate them or to be compensated for the lost revenue associated with the exchange of contracts that are within the surrender charge period. As a result of these exchanges, the Company did not pay any net commissions to C.M. Life for the years ended December 31, 2013, 2012 or 2011.

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. Refer to Note 17f. “Commitments” for information on the Company’s accounting policies regarding these related party commitments and Note 17g. “Guarantees” for information on the guarantees.

10.	Reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company reinsures a portion of its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement. The Company also reinsures a portion of its disability and long-term care business. The amounts reinsured are on a yearly renewable term (YRT), coinsurance or modified coinsurance basis. The Company’s retention limit per individual life insured is generally $15 million.

Refer to Note 9. “Related party transactions” for information about the Company’s affiliated assumed reinsurance transactions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company did not reinsure any policies with a company chartered in a country other than the U.S., excluding U.S. branches of these companies, which was owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or any other person not primarily engaged in the insurance business. There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts, which in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

If all reinsurance agreements were terminated by either party as of December 31, 2013, the resulting reduction in surplus due to loss of reinsurance reserve credits, net of unearned premium, would be approximately $2,735 million assuming no return of the assets backing these reserves from the reinsurer to the Company.

On January 1, 2013, the Company entered into an indemnity reinsurance agreement with The Hartford Financial Services Group, Inc. (The Hartford) to assume 100% of its Retirement Plans Group (RPG) business. The reinsurance agreement contains coinsurance and modified coinsurance features. Under the agreement, the Company indemnifies The Hartford for $9.2 billion of policyholders’ reserves and liabilities for deposit-type contracts, using coinsurance, and $26.3 billion of separate account liabilities using modified coinsurance. In addition, the Company reinsured contracts written on The Hartford’s policy forms by the Company’s Retirement Services Division during the post close period, which is expected to be 18 months. On execution of the coinsurance feature, the Company received invested assets with a fair value of $ 9.4 billion and $383 million of other assets, net of a ceding commission of $355 million, and assumed $5.3 billion of group annuities within policyholders’ reserves, $3.9 billion of liabilities for deposit-type contracts and $879 million of other liabilities. Under the modified coinsurance feature, the separate account assets and related reserves were not transferred to or held by the Company. This transaction enables the Company to build its retirement business, add complementary markets and distribution capabilities, and nearly double the number of retirement plan participants it serves to approximately three million. For the year ended December 31, 2013, the change in reserves due to the RPG reinsurance agreement was $2.1 billion. The reduction of the expense on the Statutory Statements of Income (Loss) essentially offsets the impact of contract redemptions included in policyholders’ benefits and contributions into reinsured accounts recorded as premium.

Reinsurance amounts included in the Statutory Statements of Income (Loss) were as follows:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Direct premium	$19,260	$20,944	$14,101
Premium assumed	1,921	94	102
Premium ceded	(744)	(711)	(712)

Total net premium	$20,437	$20,327	$13,491

Reinsurance recoveries
Assumed	$(76)	$(116)	$(91)
Ceded	381	426	443

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2013	2012

	(In Millions)

Reinsurance reserves:
Assumed	$10,294	$782
Ceded	(3,023)	(2,722)

Amounts recoverable from reinsurers
Assumed	(24)	(23)
Ceded	92	114

Reinsurance reserves ceded as of December 31, 2013 include $1,988 million associated with life insurance policies, $966 million for long-term care, $53 million for disability and $16 million for group life and health. Reinsurance reserves ceded as of December 31, 2012 include $1,803 million associated with life insurance policies, $842 million for long-term care, $59 million for disability and $18 million for group life and health.

As of December 31, 2013, one reinsurer accounted for 25% of the outstanding reinsurance recoverable and the next largest reinsurer had 15% of the balance. The reinsurance reserve ceded to unaffiliated reinsurers for long-term care is primarily with one reinsurer. The Company believes that exposures to a single reinsurer do not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

In 2012, the Company recaptured YRT life reinsurance treaties from several different reinsurers, and one new agreement was executed, which includes policies or contracts that were in force and had existing reserves established by the Company. The recaptures and new agreement reduced premiums paid to reinsurers by $10 million and reinsurance reserves ceded by $44 million.

11.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had total life insurance in force of $445,537 million and $420,525 million as of December 31, 2013 and 2012, respectively. Of this total, the Company had $27,979 million and $21,141 million of life insurance in force as of December 31, 2013 and 2012, respectively, for which the gross premium was less than the net premium according to the standard valuation set by the Division. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2013		2012

	Amount	Interest Rates	Amount	Interest Rates

	($ In Millions)

Individual life	$39,463	2.5% - 6.0%	$37,303	2.5% - 6.0%
Group life	12,755	2.5% - 4.5%	11,253	2.5% - 4.5%
Group annuities	16,538	2.3% - 11.3%	10,170	2.3% - 11.3%
Individual annuities	10,023	2.3% - 11.3%	8,149	2.3% - 11.3%
Individual universal and variable life	4,551	3.5% - 6.0%	4,157	4.0% - 6.0%
Disabled life claim reserves	1,876	3.5% - 6.0%	1,868	3.5% - 6.0%
Disability active life reserves	673	3.5% - 6.0%	623	3.5% - 6.0%
Other	275	2.5% - 6.0%	211	2.5% - 6.0%

Total	$86,154		$73,734

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, bank-owned life insurance, group universal life, group variable universal life and private client group products. Group annuities include deferred annuities and single premium annuity contracts. Individual annuities include individual annuity contracts and structured settlements. Individual universal and variable life products include universal life and variable life products. Disabled life claim reserves include disability income and long-term care claims that have been incurred but not reported. Disability active life reserves include disability income and long-term care contracts issued. Other is comprised of disability life and accidental death insurance.

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2013		2012

	Amount	Interest Rates	Amount	Interest Rates

	($ In Millions)

Guaranteed interest contracts:
Note programs	$3,425	0.6% - 6.2%	$3,447	0.7% - 6.2%
Federal Home Loan Bank of Boston	601	1.1% - 3.0%	601	1.1% - 3.0%
Other	2	4.1% - 9.7%	6	4.1% - 10.2%
Supplementary contracts	669	0.3% - 8.0%	653	0.3% - 8.0%
Dividend accumulations	557	3.4% - 3.9%	566	3.4% - 3.7%
Other deposits	4,155	3.5% - 9.5%	50	4.0% - 8.0%

Total	$9,409		$5,323

Guaranteed interest contracts (GICs) include funding agreements. Funding agreements are investment contracts sold to domestic and international institutional investors. The terms of the funding agreements do not give the holder the right to terminate the contract prior to the contractually stated maturity date. No funding agreements have been issued with put provisions or ratings-sensitive triggers. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes. Assets received for funding agreements may be invested in the general account of the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Under most of the Company’s funding agreement programs, the Company creates an investment vehicle or trust for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these unconsolidated affiliates are used to purchase funding agreements from the Company. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes were issued from the Company’s $2 billion European Medium-Term Note Program with approximately $135 million remaining in run-off. Notes are currently issued from its $12 billion Global Medium-Term Note Program.

The Company uses funding agreements with Federal Home Loan Bank of Boston (FHLB Boston) in an investment spread strategy, consistent with its other investment spread operations. These funding agreements are collateralized by securities with estimated fair values of $650 million as of December 31, 2013. The Company’s borrowing capacity with the FHLB Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth in New York Insurance Law Section 1411(C) and by the Company’s internal limit. The Company’s unused capacity was $2.1 billion as of December 31, 2013. As a member of the FHLB Boston, the Company holds common stock of the FHLB Boston at a statement value of $52 million as of December 31, 2013 and 2012. All FHLB Boston funding agreement assets and liabilities are classified in the Company’s general account. The Company accounts for these funds consistent with its other deposit-type contracts.

Other deposits primarily consists of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 10. “Reinsurance”. These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2013, the Company’s GICs by maturity year were as follows (in millions):

2014	$753
2015	402
2016	653
2017	552
2018	960
Thereafter	708

Total	$4,028

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of paying claims made under individual disability and long-term care policies written by the Company. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon currently known facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the disabled life and long-term care unpaid claims and claim expense reserves:

	December 31,
	2013	2012

	(In Millions)

Claim reserves, beginning of year	$2,017	$1,993
Less: Reinsurance recoverables	128	115

Net claim reserves, beginning of year	1,889	1,878

Claims paid related to:
Current year	(14)	(14)
Prior years	(327)	(312)

Total claims paid	(341)	(326)

Incurred related to:
Current year’s incurred	234	230
Current year’s interest	5	5
Prior year’s incurred	30	21
Prior year’s interest	80	81

Total incurred	349	337

Net claim reserves, end of year	1,897	1,889
Reinsurance recoverables	134	128

Claim reserves, end of year	$2,031	$2,017

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $30 million increase in the prior years’ incurred claims for 2013 and the $21 million increase in the prior years’ incurred claims for 2012 were generally the result of differences between actual termination experience and statutory termination tables.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2013	2012

	(In Millions)

Disabled life claim reserves	$1,876	$1,868
Accrued claim liabilities	21	21

Net claim reserves, end of year	$1,897	$1,889

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such as GMDBs, GMIBs, GMABs and GMWBs. In general, these benefit guarantees require the contract or policyholder to adhere to a company-approved asset allocation strategy. Election of these benefits on certain annuity contracts is generally only available at contract issue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following shows the liabilities for GMDBs, GMIBs, GMABs and GMWBs (in millions):

Liability as of January 1, 2012	$805
Incurred guarantee benefits	(243)
Paid guarantee benefits	(5)

Liability as of December 31, 2012	557
Incurred guarantee benefits	(281)
Paid guarantee benefits	(2)

Liability as of December 31, 2013	$274

The Company held reserves in accordance with the stochastic scenarios as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held additional reserves above those indicated based on the stochastic scenarios in order to maintain a prudent level of reserve adequacy.

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31,
	2013			2012

	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age

	($ In Millions)

GMDB	$19,931	$42	62	$9,976	$64	62
GMIB	4,678	294	64	4,260	609	63
GMAB	2,493	2	57	1,925	10	57
GMWB	234	3	67	211	10	66

The GMDB account value above consists of $4,085 million within the general account and $15,846 million within separate accounts that includes $5,506 million of modified coinsurance.

Account balances of variable annuity contracts with GMDBs, GMIBs, GMABs and GMWBs are summarized below:

	December 31,
	2013				2012

	GMDB	GMIB	GMAB	GMWB	GMDB	GMIB	GMAB	GMWB

	(In Millions)

Separate account	$15,846	$4,663	$2,427	$234	$8,909	$4,244	$1,859	$211
General account	4,085	15	66	-	1,067	16	66	-

Total	$19,931	$4,678	$2,493	$234	$9,976	$4,260	$1,925	$211

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDBs or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts was as follows:

	December 31,
	2013	2012

	(In Millions)

Beginning balance	$1,879	$1,580
Net liability increase	378	299

Ending balance	$2,257	$1,879

12.	Debt

The Company issues commercial paper in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1 billion. These Notes have maturities up to a maximum of 270 days from the date of issue and are sold at par less a discount representing an interest factor or, if interest bearing, at par. The Notes are not redeemable or subject to voluntary prepayments by the Company. Commercial paper had a carrying value and face amount of $250 million as of December 31, 2013 and 2012. The commercial paper issued in 2013 had interest rates ranging from 0.17% to 0.25% with maturity dates ranging from 9 to 48 days. Interest expense for the commercial paper was less than $1 million for the years ended December 31, 2013, 2012 and 2011.

On September 27, 2012, the Company signed a $1 billion, five year credit facility, with a syndicate of lenders that can be used for general corporate purposes and to support commercial paper borrowings. The credit facility replaces an existing $1 billion credit facility, which was due to expire April 2013. The new facility has an upsize option for an additional $500 million. The terms of the credit facility provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2013, 2012 and 2011, the Company was in compliance with all covenants under the credit facilities. For the years ended December 31, 2013, 2012 and 2011, there were no draws on the credit facilities. Credit facility fees were less than $1 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

13.	Employee benefit plans

The Company provides multiple benefit plans including retirement plans and life and health benefits to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

a.	Pension plans

The Company has funded and unfunded noncontributory defined benefit pension plans that cover substantially all employees, agents and retirees. Effective June 1, 1999, the qualified defined benefit plan was amended to include a cash balance formula. Participants earn benefits under the plan based on the prior defined benefit formula, the cash balance formula, or a combination of both formulas as determined by their date of hire or rehire. Under the prior defined benefit formula, benefits are calculated based on final average earnings and length of service. Benefits under the cash balance formula are determined based on age, service and salary during the participants’ careers.

The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. In 2013 and 2012, the Company contributed $61 million and $113 million, respectively, to its qualified defined benefit plan.

b.	Defined contribution plans

The Company sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees, agents and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $1,974 million and $1,608 million as of December 31, 2013 and 2012, respectively. The Company match for the qualified 401(k) thrift savings plan is limited to 5% of eligible W-2 compensation. The Company’s total matching thrift savings contributions, included in general insurance expenses, was $36 million for the year ended December 31, 2013 and $28 million for the years ended December 31, 2012 and 2011.

The Company also maintains a defined contribution plan for agents, which was frozen in 2001. The net assets available for these benefits were $189 million and $182 million as of December 31, 2013 and 2012, respectively.

c.	Other postretirement and postemployment benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and amortization of the transition obligation are recorded by the Company.

The health care plan is contributory. A portion of the basic life insurance plan is noncontributory. Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. The postretirement health care plans include a limit on the Company’s share of costs for recent and future retirees.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

Accrued Postemployment Benefits

The Company provides severance-related postemployment benefits for home office employees. The net accumulated liability for these benefits was $32 million and $29 million as of December 31, 2013 and 2012, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company accrues postemployment benefits for agents’ health benefits for those agents who qualify for long-term disability and are not retired. The net accumulated liability for these benefits was $8 million and $11 million as of December 31, 2013 and 2012, respectively.

d.	Benefit obligations

The initial transition obligation for other postretirement benefits of $138 million was amortized over 20 years and fully amortized by the end of 2012. The initial transition obligation represents the phased recognition on the Statutory Statements of Income (Loss) of the differences between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to statutory guidance regarding postretirement benefits other than pensions. See Section f. of this Note, “Amounts recognized in the Statutory Statements of Financial Position,” for details on the Plan’s funded status.

Accumulated benefit obligations represent the present value of pension benefits earned as of a December 31 measurement date based on service and compensation and do not take into consideration future salary levels.

Projected benefit obligations for pension benefits represent the present value of pension benefits earned as of a December 31 measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

As of December 31, 2013, the unamortized additional liability due to the adoption of SSAP No. 102 was $29 million. This will be amortized over a period of years from adoption through 2021. The additional liability of $43 million consists of $27 million for adding non-vested participants and $16 million for the difference between the accumulated benefit obligation and the projected benefit obligation for vested participants.

Accumulated and projected postretirement benefit obligations for other postretirement benefits represent the present value of postretirement medical and life insurance benefits earned as of a December 31 measurement date projected for estimated salary and medical claim rate increases to an assumed date with respect to retirement, disability or death.

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. A few of the major assumptions used in this calculation include: expected future compensation levels, healthcare cost trends, mortality and expected retirement age.

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2013	2012	2013	2012

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Vested	$2,228	$2,340	$357	$363
Non-vested	8	8	44	53

	$2,236	$2,348	$401	$416

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2013	2012	2013	2012

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation, beginning of year vested only	$2,355	$2,163	$363	$365
Non-vested	27	-	50	-
Service cost	73	59	8	4
Interest cost	94	92	15	14
Contributions by plan participants	-	-	9	11
Actuarial (gains) losses	7	26	(19)	(23)
Medicare prescription drug direct subsidy	-	-	1	2
Benefits paid	(103)	(93)	(27)	(29)
Change in discount rate	(184)	108	(43)	19

Projected benefit obligation, end of year	$2,269	$2,355	$357	$363

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of a measurement date of December 31, 2013. A spot yield curve is developed from this data, which is used to determine the present value for the obligation. The projected plan cash flows are discounted to the measurement date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25 basis point change in the discount rate results in approximately a $54 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. For active participants, service was projected to the end of 2013 and pensionable earnings are projected to the date of probable termination. See Section h. of this Note, “Assumptions” for details on the discount rate.

e.	Plan assets

All investments of the qualified pension plan are invested through the Company’s group annuity contract. This contract invests in the General Investment Account (GIA) of the Company, pooled separate accounts and nonpooled separate accounts. Pooled separate account assets support more than one group annuity contract and are managed by the Company. These assets are assigned for the purposes of allocating investment returns and asset gains and losses. Nonpooled separate accounts are managed by the Company and unaffiliated asset managers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s qualified pension plan assets managed by the Company are as follows:

	December 31,
	2013	2012

	(In Millions)

General Investment Account	$242	$222
Alternative Investment Separate Account	174	147
Babson Long Term Duration Bond Fund	160	155
Oppenheimer Small Capitalization Core Fund	132	110
MM Premier Core Bond Fund	118	98
Oppenheimer International Growth Fund	112	96
Oppenheimer Large Core Fund	86	71
Babson Enhanced Index Value Fund	85	76
MM Premier Capital Appreciation Fund	66	55
MM Select Growth Opportunities Fund	58	46
MM Select Blue Chip Growth Fund	57	44
MM Select Small Cap Growth Fund	47	37
MM Select Small Cap Value Fund	45	39
MM Premier Strategic Emerging Markets Fund	45	49
MM Select Large Cap Value Fund	44	36
Oppenheimer Large Capitalization Value Fund	44	36
Oppenheimer Real Estate Fund	25	24

	$1,540	$1,341

The approximate amount of annual benefits to plan participants covered by a group annuity contract issued by the employer or related parties is estimated at $67 million in 2014.

The Company employs a total return investment approach whereby a mix of equities and fixed-income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial condition. The investment portfolio contains a diversified blend of equity and fixed-income investments. Alternative assets such as a private equity fund, an equity index exchange traded fund and a bond index exchange traded fund are used to improve portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and periodic asset and liability studies.

The target range allocations for the qualified pension plan assets are 25% to 35% domestic equity securities, 20% to 30% long duration bond securities, 15% to 25% GIA, 13% to 18% international equity securities and 5% to 15% alternative investments. Domestic equities primarily include investments in large capitalization (large-cap) companies and small capitalization (small-cap) companies. Long duration bond securities invest in several long duration bond exchange traded funds. International equities include investments in American Depository Receipts and limited partnerships that trade primarily in foreign markets in Europe, Latin America and Asia. The pension plan asset’s GIA earns fixed interest, primarily comprised of an investment in an unallocated insurance contract, held by the Company. Approximately 12% and 13% of the assets of the Company’s pension plan were invested in the Company’s GIA through the unallocated group annuity insurance contract as of December 31, 2013 and 2012, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following presents the change in plan assets:

	December 31,
	2013	2012	2013	2012

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Fair value of plan assets, beginning of year	$1,801	$1,567	$5	$5
Actual return on plan assets	241	197	-	-
Employer contributions	81	130	17	18
Contributions by plan participants	-	-	10	11
Benefits paid	(103)	(93)	(27)	(29)

Fair value of plan assets, end of year	$2,020	$1,801	$5	$5

The General Investment Account is designed to provide stable, long-term investment growth. The account value is maintained at a stable value (generally referred to as “book value”) regardless of financial market fluctuations, however, if the plan sponsor initiates a full or partial termination, the amount liquidated is subject to an adjustment that could result in an increase or decrease in the book value of the plan’s investment. The stable value characteristic is supported by MassMutual’s surplus and capital, and overall financial strength.

The following presents the GIA allocation by type of investment:

	December 31,
	2013	2012

Bonds	60%	64%
Mortgage loans	16	15
Partnerships and LLCs	7	7
Other investments	6	5
Common stocks - subsidiaries and affiliates	6	5
Cash and cash equivalents	4	3
Real estate	1	1

	100%	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The qualified pension plan invests in the following pooled and nonpooled separate account options:

Alternative Investment Separate Account is a nonpooled separate account advised by Babson Capital. Babson Capital’s strategy includes investing in holdings of private equity funds, hedge funds, a private real estate fund, limited partnership funds and an equity index exchange traded fund.

Babson Long Term Duration Bond Fund is a nonpooled separate account advised by Babson Capital with a long duration bond strategy that invests in a diversified portfolio of fixed-income, short- term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Oppenheimer Small Capitalization Core Fund is a pooled separate account investing in a mutual fund advised by OFI Institutional Asset Management (OFI Institutional) that invests in domestic small-cap, mid-cap, other fixed-income securities and international small/mid-cap securities. The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying risk controls for both sector and position size. The fund’s strategy uses separate fundamental research and quantitative models to select securities.

MM Premier Core Bond Fund is a pooled separate account investing in a mutual fund subadvised by Babson Capital. The mutual fund primarily invests in high-quality, investment grade bonds with selective and prudent investments in high yield bonds, which are deemed to provide an attractive risk/reward trade off. Security selection is an in-depth, bottom-up credit research process seeking securities with attractive yields among the corporate, U.S. government (treasury and agency) and mortgage and asset backed sectors.

Oppenheimer International Growth Fund is a pooled separate account advised by OFI Institutional that invests in international large-cap securities. This international equity strategy focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity.

Oppenheimer Large Core Fund is a nonpooled separate account advised by OFI Institutional that invests in a diversified mix of larger company stocks for capital appreciation potential. The strategy is a large-cap core equity strategy, where the portfolio managers combine fundamental research and quantitative models to identify investment opportunities among large, competitively advantaged companies whose earnings are growing faster than average, or whose shares appear to be mispriced by the market.

Babson Enhanced Index Value Fund is a nonpooled separate account advised by Babson Capital that invests in domestic small-cap, mid-cap, large-cap and other fixed-income securities. The strategy is a large-cap value equity strategy that uses a systematic strategy that exploits market inefficiencies designed to outperform the fund’s benchmark index while maintaining risk characteristics similar to the benchmark.

MM Premier Capital Appreciation Fund is a pooled separate account investing in a mutual fund subadvised by OFI Institutional that invests primarily in domestic large-cap common stocks of growth companies. The strategy is a large-cap growth equity strategy that seeks companies in rapidly expanding industries that they believe may appreciate in value over the long-term.

MM Select Growth Opportunities Fund is a pooled separate account investing in a mutual fund subadvised by Sands Capital Management, LLC (Sands Capital) and Delaware Management Company (DMC) with a large-cap growth equity strategy. Sands Capital uses bottom-up, fundamental research and focuses on six key investment criteria: sustainable, above average earnings growth, a leadership position, competitive advantages, a value-added focus with a clear mission, financial strength and rational valuation. DMC seeks to select large-cap equities that it believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including a return on capital above its cost of capital.

MM Select Blue Chip Growth Fund is a pooled separate account investing in a mutual fund subadvised by T. Rowe Price that seeks growth of capital over the long-term. The strategy is a large cap growth equity strategy that seeks well-established companies with the potential for above-average earnings growth. In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management and strong financial fundamentals.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM Select Small Cap Growth Fund is a pooled separate account investing in a mutual fund subadvised by Wadell & Reed, Wellington Management (Wellington) and Timberline Asset Management that invests in domestic small-cap equity securities and seeks long-term capital appreciation. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the fund. Each of the subadvisers uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth.

MM Select Small Cap Value Fund is a pooled separate account investing in a mutual fund subadvised by Wellington and Barrow Hanley that seeks to maximize total return through investing primarily in small-cap equity securities. Wellington employs a bottom-up stock selection process that utilizes proprietary, fundamental research to identify companies it considers to be undervalued and to have the potential for significant longer-term returns. Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify small-cap companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the fund to below average levels of risk.

MM Premier Strategic Emerging Markets Fund is a pooled separate account investing in a mutual fund subadvised by Baring with an emerging markets equity strategy that invests in international emerging markets and seeks long-term capital growth. Baring determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment.

MM Select Large Cap Value Fund is a pooled separate account investing in a mutual fund subadvised by Columbia Management (Columbia) and Huber Capital (Huber). Columbia manages a dividend-focused strategy seeking a combination of high dividend payers, steadily growing dividend payers and emerging dividend payers. Huber employs a more concentrated, deeper value strategy using a dividend discount model (DDM) as the basis for determining intrinsic value opportunities.

Oppenheimer Large Capitalization Value Fund is a nonpooled separate account advised by OFI Institutional that invests in domestic small-cap, mid-cap and large-cap common stocks. The fund can also buy other investments, including preferred stocks, rights and warrants and convertible debt securities. The strategy is a large-cap value equity strategy that uses fundamental analyses to select securities for the fund that it believes are undervalued.

Oppenheimer Real Estate Fund is a pooled separate account that invests in an Oppenheimer mutual fund subadvised by CREA. This real estate strategy seeks out exposure to the commercial real estate market and uses a fundamental research driven approach to search for what are believed to be high quality companies in the Real Estate Investment Trust (REIT) market among other investments. REIT’s are publicly traded securities that sell like a stock on the major exchanges and which invest in real estate.

Goldman Sachs Asset Management Long Duration Bond Fund is a nonpooled separate account advised by Goldman Sachs Asset Management with a long duration bond strategy that invests in a diversified portfolio of fixed- income, short term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Pacific Investment Management Company Long Duration Bond Fund is a nonpooled separate account advised by Pacific Investment Management Company with a long duration bond strategy that invests in a diversified portfolio of fixed-income, short-term bonds, government securities and cash. The specific performance objective is to outperform the total return of the Barclays Capital U.S. Long Government/Credit Bond index.

Harris Associates International Value Limited Partnership is a nonpooled separate account advised by Harris Associates that invests in international large-cap value securities and equity securities, which may include common stocks, preferred stocks, securities that are convertible into common stocks, depositary receipts, and rights and warrants to buy common stocks. This international equity strategy seeks out companies that it believes to be trading in the market at significant discounts to their underlying values.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

T. Rowe Price Emerging Markets Stock Fund is a pooled separate account advised by T. Rowe Price Associates, Inc. (T. Rowe Price) with an emerging markets equity strategy that seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America, Asia, Europe, Africa and the Middle East.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 5 “Fair value of financial instruments.”

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Pooled separate accounts: Valued using the unit value calculated based on the net asset value of the underlying pool of securities that are mutual funds. Mutual funds trade on one or more U.S. or foreign exchanges and the fair value is derived based on the closing prices for the underlying securities.

Nonpooled separate accounts: Valued primarily using the closing price reported on the active market on which the individual securities are traded.

Cash: Is stated at cost, which is equal to fair value and held by an unaffiliated bank.

General investment account: Liquidation value based on an actuarial formula as defined under the terms of the contract.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the fair value hierarchy of the Company’s pension plan assets by asset class:

	December 31, 2013

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$225	$-	$225
International large capitalization	-	112	-	112
U.S. small capitalization value	-	92	-	92
International emerging markets	-	45	-	45
Real estate	-	25	-	25
Bonds:
Diversified fixed-income	-	118	-	118
Registered investment companies:
Emerging markets	45	-	-	45

Total pooled separate accounts	45	617	-	662

Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	150	-	-	150
U.S. mid capitalization	81	-	-	81
U.S. small capitalization	80	-	-	80
International large capitalization value	18	-	-	18
International small/mid capitalization	10	-	-	10
Corporate and other bonds	-	193	-	193
Long duration bonds	99	-	-	99
Short-term bonds	2	-	-	2
Government securities	-	146	-	146
Mortgage backed securities	-	6	-	6
Registered investment companies:
U.S. large capitalization	66	-	-	66
Multi-strategy hedge funds	-	-	35	35
Limited partnerships:
International large capitalization value	-	-	111	111
Multi-strategy hedge funds	-	-	22	22
Private equity/venture capital	-	-	13	13
Asset backed securities	-	10	-	10
Real estate	-	-	36	36
Cash and short-term cash equivalents	9	29	-	38

Total nonpooled separate accounts	515	384	217	1,116

Total general investment account	-	-	242	242

Total	$560	$1,001	$459	$2,020

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2012

	Level 1	Level 2	Level 3	Total

	(In Millions)

Investments in the qualified pension plan:
Pooled separate accounts:
Common stocks:
U.S. large capitalization	$-	$181	$-	$181
International large capitalization value	-	96	-	96
U.S. small capitalization value	-	76	-	76
International emerging markets	-	49	-	49
Real estate	-	24	-	24
Bonds:
Diversified fixed income	-	98	-	98

Total pooled separate accounts	-	524	-	524

Nonpooled separate accounts:
Common stocks:
U.S. large capitalization	134	-	-	134
U.S. mid capitalization	85	-	-	85
U.S. small capitalization	61	-	-	61
International large capitalization value	6	-	-	6
International small/mid capitalization	2	-	-	2
Corporate and other bonds	-	183	-	183
Long duration bonds	89	-	-	89
Short term bonds	2	-	-	2
Government securities	-	174	-	174
Mortgage backed securities	-	5	-	5
Registered investment companies:
U.S. large capitalization	52	-	-	52
Emerging markets	49	-	-	49
Multi-strategy hedge funds	-	-	31	31
Limited partnerships:
International large capitalization value	-	-	96	96
Multi-strategy hedge funds	-	-	21	21
Private equity/venture capital	-	-	11	11
Asset backed securities	-	8	-	8
Real estate	-	-	32	32
Cash and short-term cash equivalents	4	10	-	14

Total nonpooled separate accounts	484	380	191	1,055

Total general investment account	-	-	222	222

Total	$ 484	$ 904	$ 413	$ 1,801

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth a summary of changes in the fair value of the Plan’s Level 3 invested assets:

	Limited Partnerships

	International Large-Cap Value	Multi- Strategy Hedge Fund	Private Equity/ Venture Capital	Multi- Strategy Hedge Fund	Real Estate	General Investment Account	Total

	(In Millions)

Balance, January 1, 2013	$96	$21	$11	$31	$32	$222	$413
Actual return on plan assets	33	1	1	4	3	10	52
Purchases	-	-	3	-	1	94	98
Sales	(18)	-	(2)	-	-	(84)	(104)

Balance, December 31, 2013	$111	$22	$13	$35	$36	$242	$459

	Limited Partnerships

	International Large-Cap Value	Multi- Strategy Hedge Fund	Private Equity/ Venture Capital	Multi- Strategy Hedge Fund	Real Estate	General Investment Account	Total

	(In Millions)

Balance, January 1, 2012	$68	$-	$-	$-	$-	$253	$321
Actual return on plan assets	15	1	-	1	2	7	26
Purchases	13	-	7	-	-	38	58
Sales	-	-	-	-	-	(76)	(76)
Transfers to level 3	-	20	4	30	30	-	84

Balance, December 31, 2012	$96	$21	$11	$31	$32	$222	$413

The Company evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. Based on this criteria, there were no significant transfers in or out of Level 1, 2 or 3 for the year ended December 31, 2013.

Postretirement Investments

The fair value of the postretirement benefits investments of $5 million as of December 31, 2013 and 2012 is categorized as Level 1 type investments and is invested in the domestic fixed-income fund. The fund is a money market mutual fund that seeks the maximum current income consistent with stability of principal. The fund seeks to achieve this objective by investing in money market securities meeting specific credit quality standards.

The Company invests in cash, cash equivalents and liquid fixed-income securities to the extent necessary to satisfy reasonably anticipated routine current benefit liability amounts, with additional funds sufficient to satisfy reasonably unanticipated spikes in such liability activity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service-years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

Unrecognized net actuarial gains (losses) are variances between assumptions used and actual experience. These assumptions include return on assets, demographics and mortality. The unrecognized net actuarial gains (losses) are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after they occur. These are amortized into net periodic benefit cost over the remaining service-years of active employees and over the average remaining lifetime of eligible employees and retirees for other postretirement benefits.

The unrecognized net transition obligation represents the difference between the plan’s funded status and the accrued cost on the Company’s Statutory Statements of Financial Position when the Company first transitioned to current statutory guidance. This is amortized into net periodic benefit cost over a period of years from adoption through 2013 for pension benefits and through 2012 for other postretirement benefits.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss, unrecognized net transition obligation and the nonadmitted prepaid pension asset.

The following sets forth the amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost in 2013 and 2012 and expected to be recognized in 2014:

			December 31,
	2014	2013	2012	2014	2013	2012

		Pension Benefits		Other Postretirement Benefits

	(In Millions)

Net transition asset or obligation	$-	$-	$1	$-	$-	$4
Net prior service cost	8	8	-	4	4	1
Net recognized (gains) losses	61	93	93	-	5	2

The following sets forth the amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:

		December 31,
	2013	2012	2013	2012

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Net prior service cost	$21	$-	$47	$2
Net transition asset or obligation	-	2	-	-
Net losses	713	1,118	11	78
Unrecognized pension liability	29	-	-	-

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2013	2012	2013	2012

	Pension Benefits		Other Postretirement Benefits

	(In Millions)

Projected benefit obligation	$2,269	$2,355	$357	$363
Less: Assets	2,020	1,801	5	5

Projected benefit obligation funded status	$(249)	$(554)	$(352)	$(358)

The qualified pension plan was overfunded by $30 million as of December 31, 2013 and underfunded by $262 million as of December 31, 2012. The nonqualified pension plans are not funded and have total projected benefit obligations of $279 million and $292 million as of December 31, 2013 and 2012, respectively.

The Company intends to fund $79 million to meet its expected obligations under its qualified and nonqualified pension plans and other postretirement benefit plans in 2014.

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and included in general insurance expenses. The net periodic cost in the Statutory Statements of Income (Loss) is as follows:

	Years Ended December 31,
	2013	2012	2011	2013	2012	2011

	Pension Benefits			Other Postretirement/ Postemployment Benefits

	(In Millions)

Service cost	$73	$59	$42	$12	$7	$9
Interest cost	94	92	95	15	14	18
Expected return on plan assets	(136)	(122)	(105)	-	-	-
Amortization of unrecognized transition obligation	-	1	1	-	4	5
Amortization of unrecognized net actuarial and other losses	93	93	64	(3)	-	4
Amortization of unrecognized prior service cost	8	-	-	8	-	-

Total net periodic cost	$132	$123	$97	$32	$25	$36

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The expected future pension and other postretirement benefit payments and Medicare prescription drug government subsidy receipts, which reflect expected future service, are as follows:

	Pension Benefits	Other Postretirement Benefits	Medicare Prescription Drug Government Subsidy

	(In Millions)

2014	$85	$21	$(3)
2015	90	22	(3)
2016	95	23	(3)
2017	100	23	(3)
2018	106	24	(4)
2019-2023	615	130	(22)

The net expense charged to operations for all employee and agent benefit plans are as follows:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Pension	$132	$123	$97
Health	76	61	59
Thrift	36	28	28
Postretirement	32	24	27
Life	4	3	3
Disability	3	3	2
Postemployment	-	1	1
Other benefits	8	7	7

Total	$291	$250	$224

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	December 31,
	2013	2012	2011	2013	2012	2011

	Pension Benefits			Other Postretirement Benefits

Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	4.85%	4.00%	4.35%	4.70%	3.80%	4.25%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

Net periodic benefit cost:
Discount rate	4.00%	4.35%	5.50%	3.80%	4.25%	5.30%
Expected long-term rate of return on plan assets	7.50%	7.75%	7.75%	3.00%	3.00%	3.00%
Expected rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Assumed health care cost trend rates:
Health care cost trend rate	-	-	-	7.00%	7.00%	7.00%
Ultimate health care cost trend rate after gradual decrease until 2021 for 2013; 2020 for 2012; 2018 for 2011.	-	-	-	5.00%	5.00%	5.00%

The discount rate used to determine the benefit obligations as of year-end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each asset class.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in the assumed health care cost trend rate would have had the following effects in 2013:

	One Percentage Point Increase	One Percentage Point Decrease

	(In Millions)

Effect on total service and interest cost	$ 2	$ (2)
Effect on other postretirement benefit obligations	33	(27)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

14.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

A summary of share- based payment details representing the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	Years Ended December 31,
	2013	2012	2011

Weighted average grant date fair value (whole $):
PSAR granted during the year	$78.55	$64.27	$62.77
PRS granted during the year	78.58	64.34	62.83
Intrinsic value (in thousands):
PSAR options exercised	21,919	55,146	27,831
PRS liabilities paid	27,927	15,461	3,181
Fair value of shares vested during the year	28,260	76,536	51,620

A summary of PSARs and PRS vested and nonvested shares is as follows:

	PSARs			PRS

		Weighted Average			Weighted Average

	Number of Share Units	Price	Remaining Contract Terms	Number of Share Units	Price	Remaining Contract Terms

	(In Thousands)	(Whole $)	(In Years)	(In Thousands)	(Whole $)	(In Years)

Outstanding as of January 1, 2012	3,355	$46.82	1.1	1,323	$46.32	3.3
Granted	887	64.27		312	64.34
Exercised	(1,562)	36.70		(241)	38.25
Forfeited	(28)	62.03		(34)	55.19

Outstanding as of December 31, 2012	2,652	58.56	1.6	1,360	51.67	3.2
Granted	806	78.55		263	78.58
Exercised	(788)	48.63		(357)	42.66
Forfeited	(50)	69.18		(33)	61.64

Outstanding as of December 31, 2013	2,620	68.38	1.1	1,233	59.71	3.2

Exercisable as of December 31, 2013	192	$48.54	-	-	$-	-

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The PSARs compensation expense was $6 million, $44 million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. The PSARs accrued compensation liability was $23 million and $38 million as of December 31, 2013 and 2012, respectively. Unrecognized compensation expense related to nonvested PSARs awards was $3 million, $15 million and $8 million for years ended December 31, 2013, 2012 and 2011, respectively. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current share price, minus current compensation liability. The nonadmitted deferred tax benefit for the years ended December 31, 2013 and 2012 was $1 million. There was no nonadmitted deferred tax benefit for the year ended December 31, 2011.

The PRS compensation expense was $22 million, $33 million and $23 million for the years ended December 31, 2013, 2012 and 2011, respectively. The PRS accrued compensation liability was $57 million and $63 million as of December 31, 2013 and 2012, respectively. Unrecognized compensation expense related to nonvested PRS awards for years ended December 31, 2013, 2012 and 2011 was $38 million, $44 million and $ 39 million, respectively. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current share price, minus current compensation liability. The related nonadmitted deferred tax benefit for the years ended December 31, 2013, 2012 and 2011 was $2 million, $4 million and $3 million, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Federal income taxes

The Company provides for deferred income taxes in accordance with the NAIC issued guidance and has met the required threshold to utilize the 3 year reversal period and 15% of surplus limitation.

The net DTA or net DTL recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2013

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$2,701	$120	$2,821
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	2,701	120	2,821
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	2,701	120	2,821
Total gross DTLs	(1,291)	(364)	(1,655)

Net admitted DTA(L)	$1,410	$(244)	$1,166

	December 31, 2012

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$2,647	$25	$2,672
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	2,647	25	2,672
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	2,647	25	2,672
Total gross DTLs	(1,519)	(546)	(2,065)

Net admitted DTA(L)	$1,128	$(521)	$607

	Change

	Ordinary	Capital	Total

	(In Millions)

Gross DTAs	$54	$95	$149
Statutory valuation allowance adjustment	-	-	-

Adjusted gross DTAs	54	95	149
DTAs nonadmitted	-	-	-

Subtotal net admitted DTA	54	95	149
Total gross DTLs	228	182	410

Net admitted DTA(L)	$282	$277	$559

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2013

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$53	$26	$79
Remaining adjusted gross DTAs expected to be realized within 3 years (lesser of 1 or 2):
1. Adjusted gross DTA to be realized	1,063	94	1,157
2. Adjusted gross DTA allowed per limitation threshold	1,588	120	1,708

Lesser of lines 1 or 2	1,063	94	1,157
Adjusted gross DTAs offset by existing DTLs	1,585	-	1,585

Total admitted DTA realized within 3 years	$2,701	$120	$2,821

	December 31, 2012

	Ordinary	Capital	Total

	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$24	$-	$24
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	1,003	25	1,028
2. Adjusted gross DTA allowed per limitation threshold	1,763	25	1,788

Lesser of lines 1 or 2	1,003	25	1,028
Adjusted gross DTAs offset by existing DTLs	1,620	-	1,620

Total admitted DTA realized within 3 years	$2,647	$25	$2,672

	Change

	Ordinary	Capital	Total

	(In Millions)

Admitted DTA 3 years:
Federal income taxes that can be recovered	$29	$26	$55
Remaining adjusted gross DTAs expected to be realized within 3 years
1. Adjusted gross DTA to be realized	60	69	129
2. Adjusted gross DTA allowed per limitation threshold	(175)	95	(80)

Lesser of lines 1 or 2	60	69	129
Adjusted gross DTAs offset by existing DTLs	(35)	-	(35)

Total admitted DTA realized within 3 years	$54	$95	$149

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company’s total realization threshold limitations are as follows:

	December 31,
	2013	2012

	($ In Millions)

Ratio percentage used to determine recovery period and threshold limitation	836%	968%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$11,320	$11,921

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs (including the impact of available carryback and carryforward periods), projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning strategies is as follows:

	December 31, 2013

	Ordinary	Capital	Total

	(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	13%	-%	13%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	31%	-%	31%

	December 31, 2012

	Ordinary	Capital	Total

	(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	-%	-%	-%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	-%	-%	-%

	Change

	Ordinary	Capital	Total

	(Percent)

Impact of tax planning strategies:
Adjusted gross DTAs (% of total adjusted gross DTAs)	13%	-%	13%

Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	31%	-%	31%

There are no reinsurance strategies included in the Company’s tax-planning.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Federal income tax benefit on operating earnings	$(157)	$(124)	$(309)
Foreign income tax expense on operating earnings	15	16	16

Total federal and foreign income tax benefit on operating earnings	(142)	(108)	(293)
Federal income tax expense (benefit) on net realized capital gains (losses)	147	(293)	174

Total federal and foreign income tax expense (benefit)	$5	$(401)	$(119)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2013	2012	Change

	(In Millions)

DTAs:
Ordinary
Reserve items	$746	$786	$(40)
Policy acquisition costs	547	514	33
Nonadmitted assets	417	447	(30)
Pension and compensation related items	245	332	(87)
Policyholders’ dividends	326	312	14
Investment items	267	81	186
Expense items	45	55	(10)
Tax credits	61	96	(35)
Unrealized investment losses	13	24	(11)
Other	34	-	34

Total ordinary DTAs	2,701	2,647	54
Nonadmitted DTAs	-	-	-

Admitted ordinary DTAs	2,701	2,647	54

Capital
Unrealized investment losses	50	5	45
Investment items	70	20	50

Total capital DTAs	120	25	95
Nonadmitted DTAs	-	-	-

Admitted capital DTAs	120	25	95

Admitted DTAs	2,821	2,672	149

DTLs:
Ordinary
Unrealized investment gains	549	787	(238)
Pension items	259	258	1
Deferred and uncollected premium	256	241	15
Reserve for audits and settlements	95	92	3
Other	132	141	(9)

Total ordinary DTLs	1,291	1,519	(228)

Capital
Unrealized investment gains	220	239	(19)
Investment items	144	307	(163)

Total capital DTLs	364	546	(182)

Total DTLs	1,655	2,065	(410)

Net admitted DTA	$1,166	$607	$559

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes is comprised of the following:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Net DTA(L)	$559	$(451)	$(369)
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(291)	(100)	358
Tax-effect of change in accounting method for pensions	(4)	-	-

Change in net deferred income taxes	$264	$(551)	$(11)

As of December 31, 2013, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has total tax credit carryforwards of $61 million in deferred taxes.

The components of federal and foreign income tax on operating items is recorded on the Statutory Statements of Income (Loss) and Statutory Statements of Changes in Surplus and is different from that which would be obtained by applying the prevailing federal income tax rate to operating income before taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

Provision computed at statutory rate	$(218)	$232	$286
Investment items	(154)	(91)	(330)
Tax credits	(46)	(40)	(38)
Change in reserve valuation basis	(20)	(9)	(4)
Expense items	136	3	10
Non admitted assets	30	55	(42)
Foreign governmental income taxes	11	11	11
Other	3	(11)	(1)

Total statutory income tax (benefit) expense	$(258)	$150	$(108)

Federal and foreign income tax expense (benefit)	$6	$(401)	$(119)
Change in net deferred income taxes	(264)	551	11

Total statutory income tax (benefit) expense	$(258)	$150	$(108)

During the years ended December 31, 2013, 2012, and 2011, the Company received refunds of federal income taxes in the amounts of $112 million, $26 million and $88 million, respectively.

The Company and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. The Company and its subsidiaries and affiliates also file income tax returns in various states and foreign jurisdictions. The Company and its eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Companies are required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns, which may be challenged by the various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting guidance for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2013	$227
Gross change related to positions taken in prior years	27
Gross change related to positions taken in current year	(9)
Gross change related to settlements	3
Gross change related to lapse of statutes of limitations	-

Balance, December 31, 2013	$248

Included in the liability for unrecognized tax benefits as of December 31, 2013, are $231 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefit balance as of December 31, 2013, includes $13 million of unrecognized tax benefits net of indirect tax benefits of $4 million that, if recognized, would impact the Company’s effective tax rate.

The Company recognizes accrued interest and penalties related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized in the Company’s financial statements as of December 31, 2013 and 2012 was $28 million and $19 million, respectively. The Company has accrued no penalties related to the liability for unrecognized tax benefits. The Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease within the next twelve months.

The Internal Revenue Service (IRS) has completed its examination of the years 2007 and prior. The IRS is currently auditing the years 2008 through 2010. The Company does not expect a material change in its financial position or liquidity as a result of these audits.

The Company is currently in litigation with the federal government regarding the timing of the deduction for certain policyholder dividends for tax years 1995 through 1997. In January 2012, the Company prevailed in the U.S. Court of Federal Claims, subject to the government’s right to appeal. In November 2013, the government filed a Notice of Appeal in the U.S. Court of Federal Claims. The favorable effect of the decision in the U.S. Court of Federal Claims was reflected in the Company’s financial statements in prior years. With respect to tax years ended after 1997, the Company recorded a net federal income tax benefit of $97 million in the Statutory Statements of Income (Loss), with a net increase of $16 million to Surplus as of December 31, 2012. As of December 31, 2013 and 2012, the Company had no protective deposits recognized as admitted assets.

In July 2012, the IRS issued an industry directive that addressed the proper timing of partial worthlessness tax deductions claimed by insurance companies for certain securities, including regular interests in mortgage backed securities. As a result of the industry directive, the Company recorded a net federal income tax benefit of $397 million in net realized capital gains, with a net decrease of $392 million in DTAs recorded through Surplus in the fourth quarter of 2012.

During 2012, the Company refined its method of allocating taxes to the AVR to better match its DTAs. The impact of this refinement is included in the change in AVR, decreasing Surplus by $57 million.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 became law on December 17, 2010. This Act allowed the extension of 50% bonus depreciation through 2012. The American Taxpayer Relief Act of 2012, signed into law on January 2, 2013, extended the 50% first year bonus depreciation to qualified property acquired and placed in service before January 1, 2014. These new tax provisions will not have a material effect on the Company’s financial position or liquidity.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

16.	Transferable state tax credits

The Company entered into a transfer credit contract in which Connecticut state tax credits were purchased in December 2013. The total unused transferable state credits, gross of any related state tax liabilities, had a carrying value of less than $1 million as of December 31, 2013, and are recorded in other than invested assets. The Company will be using the credits in 2014. There are no impairments with respect to these credits as of December 31, 2013.

17.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, currency exchange risk, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments and amounts due to policyholders. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability management techniques that account for the cash flow characteristics of the assets and liabilities.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar investments and medium-term notes along with its international operations. The Company mitigates currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Investment and interest rate risks

Investment earnings can be influenced by a number of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular interest rate risk.

As interest rates increase, certain debt securities may experience slower amortization or prepayment speeds than assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as interest rates approach minimum guarantees, potentially resulting in an increased liability of the Company.

In periods of increasing interest rates, life insurance policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the equity markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Credit and other market risks

Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Housing market trends began to improve in May 2012. Real estate values are up approximately 13.7% nationally in 2013 according to the Case-Shiller index. Increased demand and slowing rates of foreclosures and delinquencies have improved the supply/demand fundamentals. There are regional differences in price performance that are likely to continue. The rate of foreclosure resolutions remains low but is improved from post-crisis bottoms.

Liquidity for securities issued in 2008 and earlier has been favorable. During the year, prices improved sharply due to limited supply and improved housing market expectations. Profit taking began in mid-May 2013 as loss adjusted yields began to widen from very tight levels. More recently, prices have been fairly stable and have recovered to their highs for the year.

U.S. economic growth continues to be fueled by the housing recovery, private sector resiliency and slow but continued, global recovery. Real estate fundamentals remain strong, particularly in the major markets, and continue to improve. These factors coupled with strong investor demand provided liquidity to the market. Weakness in the public sector, sluggish job growth and macro-economic issues are factors that are closely monitored to identify any impact on the commercial real estate markets.

Despite the passage of legislation funding the federal government and increasing the U.S. debt ceiling, uncertainty related to the U.S. fiscal situation and economic stability remains. These uncertainties continue to be risk factors for the Company’s investment portfolio.

The Company has a review process for determining the nature and timing of OTTI on securities containing these risk characteristics. Cash flows are modeled for all bonds deemed to be at risk for impairment using prepayment, default, and loan loss severity assumptions that vary according to collateral attributes and housing price trends since origination. These assumptions are reviewed quarterly and changes are made as market conditions warrant.

Internal models utilized in testing for impairment calculate the present value of cash flows expected to be received over the average life of the security, discounted at the purchase yield or discount margin. The RMBS sector is highly sensitive to evolving conditions that can impair the cash flows realized by investors and the ultimate emergence of losses is subject to uncertainty. If defaults were to increase above the stresses imposed in the Company’s analysis and/or default severities were to be worse than expected, management would need to reassess whether such credit events have changed the Company’s assessment of OTTI in light of changes in the expected performance of these assets.

Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions that can alter the anticipated cash flows realized by investors. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Further deterioration in economic fundamentals could affect management’s judgment regarding OTTI. In addition, deterioration in market conditions may affect carrying values assigned by management. These factors could negatively impact the Company’s results of operations, surplus and disclosed fair values.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDOs. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDOs and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDOs may differ from the Company’s assumptions.

The Company has investments in European leveraged loans that have higher yields than investment grade debt instruments, reflecting additional risk of default. The average secondary price of leveraged loans in Europe was up 5.5% during 2013, driven by underlying corporate performance and a pick-up in prepayments and primary activity. Underlying concerns over the macroeconomic outlook and debt burden of certain parts of the Eurozone remain, but the Company’s direct exposure on loans to companies in these countries is limited. While significant progress has been made on the refinancing required in the European loan market, a number of weaker borrowers continue to face maturities over the next three years and uncertainty over the sources of this refinancing may lead to an increase in reported default rates going forward.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that market fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as OFI and Babson Capital. Total rental expense on net operating leases, recorded in general insurance expenses, was $89 million, $79 million and $81 million, which is net of $ 13 million, $17 million and $22 million of sublease receipts, for the years ended December 31, 2013, 2012 and 2011, respectively.

In September 2013, the Company entered into a sale-leaseback transaction with an unrelated party to sell and leaseback certain fixed assets with a book value of $120 million, which resulted in no gain or loss. This lease is classified as an operating lease with a five year term and annual lease payments of approximately $25 million. At the end of the lease, the Company has the option to purchase the underlying assets at fair value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Future minimum commitments for all net operating lease contractual obligations as of December 31, 2013 were as follows:

	Gross Operating Leases	Affiliated Subleases	Net Operating Leases

	(In Millions)

2014	$111	$6	$105
2015	68	7	61
2016	64	6	58
2017	55	5	50
2018	42	5	37
Thereafter	50	16	34

Total	$390	$45	$345

As of December 31, 2013, nonaffiliated subleases were $1 million.

c.	Guaranty funds

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation

The Company is involved in litigation arising in and out of the normal course of business, which seeks both compensatory and punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s operating results for a particular period depending upon, among other factors, the size of the loss or liability and the level of the Company’s income for the period.

Since December 2008, the Company and MMHLLC have been named as defendants in a number of putative class action and individual lawsuits filed by investors seeking to recover losses from the “Ponzi” scheme run by Bernard L. Madoff through his company, Bernard L. Madoff Investment Securities, LLC (BLMIS). The plaintiffs allege a variety of state law and federal securities claims against the Company and/or MMHLLC, and certain of its subsidiaries, seeking to recover losses arising from their investments in several funds managed by Tremont Group Holdings, Inc. (Tremont) or Tremont Partners, Inc., including Rye Select Broad Market Prime Fund, L.P., Rye Select Broad Market Fund, L.P., American Masters Broad Market Prime Fund, L.P., American Masters Market Neutral Fund, L.P. and/or Tremont Market Neutral Fund, L.P. Tremont and its subsidiary, Tremont Partners, Inc., are indirect subsidiaries of MMHLLC. Certain of the lawsuits have been consolidated into three groups of suits in the U.S. District Court for the Southern District of New York. In February 2011, the parties in the consolidated federal litigation submitted to the court a proposed settlement agreement. In August 2011, the court entered an order and final judgment approving the settlement. Appeals have been filed and remain pending. The settlement, if affirmed on appeal, will not have a significant financial impact on the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Additionally, a number of other lawsuits were filed in state courts in California, Colorado, Florida, Massachusetts, New Mexico, New York and Washington by investors in Tremont funds against Tremont, and in certain cases against the Company, MMHLLC and other defendants, raising claims similar to those in the consolidated federal litigation. Those cases are in various stages of litigation. The Company believes it has substantial defenses and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from these claims.

On October 19, 2011, Golden Star, Inc. (Golden Star), plan administrator of the Golden Star Administrative Associates 401(k) Plan and Golden Star Bargaining Associates 401(k) Plan, filed a putative class action lawsuit in the U.S. District Court for the District of Massachusetts against the Company. Golden Star alleges, among other things, that the Company breached its alleged fiduciary duties while performing services to 401(k) plans and that certain of its actions constituted “Prohibited Transactions” under the Employee Retirement Income Security Act of 1974. The Company believes that it has numerous substantial defenses to the claims and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this action.

Christina Chavez (Chavez) filed a putative class action complaint against the Company in April 2010. Chavez alleges that the Company breached its obligations to its term life policyholders in California by not paying dividends on those policies. The parties are engaged in active discovery. The Company believes it has substantial defenses and will continue to vigorously defend itself in these actions. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In 2009, numerous lawsuits (the Rochester Suits) were filed as putative class actions in connection with the investment performance of certain municipal bond funds advised by OFI and distributed by its subsidiary, OppenheimerFunds Distributor, Inc. The Rochester Suits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the funds contained misrepresentations and omissions, that the investment policies of the funds were not followed and that the funds and other defendants violated federal securities laws and regulations and certain state laws. The Rochester Suits have been consolidated into seven groups, one for each of the funds, in the U.S. district court in Colorado. Amended complaints and motions to dismiss were filed. In October 2011, the court issued an order granting and denying in part defendants’ motion to dismiss the suits. In January 2012, the court granted a stipulated scheduling and discovery order in these actions. In September 2012, defendants opposed plaintiffs’ July 2012 motion for class certification and filed motions for partial summary judgment in several of the Rochester Suits. In March 2013, the court denied one of the defendants’ motions for partial summary judgment; defendants’ second motion, which seeks dismissal of plaintiffs’ “leverage ratio” claims, is still pending. In July 2013, the parties to six of the Rochester Suits reached an agreement in principle to settle those suits, and in August 2013, the parties executed a memorandum of understanding memorializing their agreement. The proposed settlement is subject to various contingencies, including execution of stipulations of settlement in each of the six actions and approval by the court. Approval of the proposed settlement also requires that a sufficient number of class members approve the settlement to induce defendants to proceed. In the opinion of management, the settlement did not have a significant financial impact on the Company. The settlement, if given effect, would not settle a seventh suit. The court has stayed depositions in that suit pending approval of the proposed settlement. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this remaining suit.

In May 2009, the Company was named as a defendant in a private action related to certain losses in a bank owned life insurance (BOLI) policy issued by the Company. The plaintiff alleges, among other things, fraud, breach of contract and breach of fiduciary duty claims against the Company, and it seeks to recover losses arising from investments pursuant to the BOLI policy. The parties have completed discovery and are now preparing for trial, likely at some point in 2014. The Company believes it has substantial defenses and will continue to vigorously defend itself in this action. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In July 2012, Karen Bacchi filed a putative class action complaint against the Company in federal court alleging that the Company breached its contracts by allegedly failing to distribute surplus in excess of the statutorily prescribed limit. The matter is in the initial pleading stages. The Company believes that it has substantial defenses and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

In November 2013, seven participants in the Company’s Thrift Plan (the Plan) filed a putative class action complaint in the U.S. District Court for the District of Massachusetts. The complaint alleges, among other things, that the Company, the Investment Fiduciary Committee, the Plan Administrative Committee, and individually named “fiduciaries” breached their duties by allowing the Plan to pay excessive fees and by engaging in self-dealing by limiting investment options primarily to the Company proprietary products. No reasonable estimate can be made regarding the potential liability, if any, or the amount or range of any loss that may result from these claims. The Company believes that it has substantial defenses to the claims and intends to vigorously defend itself.

e.	Regulatory matters

The Company is subject to governmental and administrative proceedings and regulatory inquiries, examinations and investigations in the ordinary course of its business. In connection with regulatory inquiries, examinations and investigations, the Company has been contacted by various regulatory agencies including, among others, the Securities and Exchange Commission, the U.S. Department of Labor and various state insurance departments and state attorneys general. The Company has cooperated fully with these regulatory agencies with regard to their inquiries, examinations and investigations and has responded to information requests and comments.

Market volatility in the financial services industry over the last several years has contributed to increased scrutiny of the entire financial services industry. Therefore, the Company believes that it is reasonable to expect that proceedings, regulatory inquiries, examinations and investigations into the insurance and financial services industries will continue for the foreseeable future. Additionally, new industry-wide legislation, rules and regulations could significantly affect the insurance and financial services industries as a whole. It is the opinion of management that the ultimate resolution of these regulatory inquiries, examinations, investigations, legislative and regulatory changes of which we are aware will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular matter may be material to the Company’s operating results for a particular period depending upon, among other factors, the financial impact of the matter and the level of the Company’s income for the period.

f.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2013 and 2012, the Company had approximately $125 million and $75 million, respectively, of these unsecured funding commitments to its subsidiaries. The unsecured commitments are included in private placements in the table below. As of December 31, 2013 and 2012, the Company had not funded, nor had an outstanding balance due on these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. As of December 31, 2013 and 2012, the Company had approximately $ 80 million and $82 million, respectively, of outstanding letter of credit arrangements. As of December 31, 2013 and 2012, the Company did not have a funding request attributable to these letter of credit arrangements.

As of December 31, 2013 and 2012, the Company approved financing of $2,048 million for MassMutual Asset Finance LLC that can be used to finance ongoing asset purchases and refinance existing Company provided lines of credit. Borrowings under the facility with the Company as of December 31, 2013 and 2012, were $1,689 million and $1,499 million, respectively, with interest of $32 million, $31 million and $34 million for the years ended December 31, 2013, 2012 and 2011, respectively. The unfunded amount of the facility, totaling $359 million as of December 31, 2013, is included in private placements in the table below. The interest of this facility adjusts monthly based on the 30-day LIBOR.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2013, the Company had the following commitments:

	2014	2015	2016	2017	There- after	Total

	(In Millions)

Private placements	$1,057	$395	$1	$11	$120	$1,584
Mortgage loans	426	246	216	-	331	1,219
Partnerships and LLC	1,011	146	342	412	1,227	3,138
LIHTCs (including equity contributions)	9	72	6	-	57	144

Total	$2,503	$859	$565	$423	$1,735	$6,085

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2013 and 2012, the Company had no outstanding obligations attributable to these commitments.

Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited. As of December 31, 2013 and 2012, the Company had no outstanding obligations attributable to these commitments and guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2013 and 2012, the Company had no outstanding obligations to any obligor attributable to these guarantees.

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2013.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee

($ In Millions)

Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for specific wholly-owned subsidiaries (CREA and Babson Capital), if the subsidiary is unable to pay.	-	The liabilities for these plans of $153 million have been recorded on the subsidiaries’ books and represent the Company’s maximum obligation.

Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary’s regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life Insurance Company, MML Bay State Life Insurance Company and MassMutual Japan).	-	These guarantees are not limited and cannot be estimated.

Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates originating in 2004, 2007 and 2012 and some are in effect until 2023.	-	The future maximum potential obligations are immaterial to the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

18.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2013 are illustrated below:

	General Account	Separate Account w/ Guarantees	Separate Account Nonguaranteed	Amount	% of Total

	($ In Millions)

Subject to discretionary withdrawal:
With fair value adjustment	$12,855	$-	$-	$12,855	14%
At book value less current surrendercharge of 5% or more	2,692	-	-	2,692	3
At fair value	-	14,581	39,093	53,674	60

Subtotal	15,547	14,581	39,093	69,221	77
Subject to discretionary withdrawal:
At book value without fair value adjustment	7,537	477	-	8,014	9
Not subject to discretionary withdrawal	12,606	250	-	12,856	14

Total	$35,690	$15,308	$39,093	$90,091	100%

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2013 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves - group annuities	$16,533
Policyholders’ reserves - individual annuities	9,748
Liabilities for deposit-type contracts	9,409

Subtotal	35,690

Separate Account Annual Statement:
Annuities	54,151
Other annuity contract deposit-funds and guaranteed interest contracts	250

Subtotal	54,401

Total	$90,091

b.	Separate accounts

The Company has guaranteed separate accounts classified as the following: (1) indexed, which are invested to outperform an established index based on the guarantee and (2) nonindexed, which fund a long-term interest guarantee in excess of a year that does not exceed 4%. The Company has nonguaranteed separate accounts, which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2013 is as follows:

	Guaranteed
	Indexed	Nonindexed Less Than/ Equal to 4%	Non Guaranteed	Total

	(In Millions)

Net premium, considerations or deposits for the year ended December 31, 2013	$-	$-	$7,942	$7,942

Reserves at December 31, 2013:
For accounts with assets at:
Fair value	$250	$15,058	$41,842	$57,150

Subtotal	250	15,058	41,842	57,150
Nonpolicy liabilities	-	-	1,232	1,232

Total	$250	$15,058	$43,074	$58,382

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$-	$14,581	$41,842	$56,423
At book value without market value adjustment and current surrender charge of less than 5%	-	477	-	477

Subtotal	-	15,058	41,842	56,900
Not subject to discretionary withdrawal	250	-	-	250
Nonpolicy liabilities	-	-	1,232	1,232

Total	$250	$15,058	$43,074	$58,382

The Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of amounts reported as transfers (from) to separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement with the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Income (Loss):

	Years Ended December 31,
	2013	2012	2011

	(In Millions)

From the Separate Account Annual Statement:
Transfers to separate accounts	$7,941	$11,750	$6,048
Transfers from separate accounts	(9,023)	(6,097)	(5,466)

Subtotal	(1,082)	5,653	582
Reconciling adjustments:
Net withdrawals on deposit-type liabilities	1	1	377

Net transfers (from) to separate accounts	$(1,081)	$5,654	$959

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Income (Loss).

19.	Presentation of the Statutory Statements of Cash Flows

The Company has included the following non-cash inflows (outflows) in the Statutory Statements of Cash Flows:

	Years Ended on December 31,
	2013	2012	2011

	(In Millions)

Related to RPG reinsurance agreement:
Deposits for policyholders’ reserves related to reinsurance agreement	$5,298	$-	$-
Liabilities for deposit-type contracts related to reinsurance agreement	3,885	-	-
Other liabilities	879	-	-
Bonds	(8,602)	-	-
Mortgage loans	(736)	-	-
Other assets	(383)	-	-
Preferred stock	(13)	-	-

Bank loan rollovers(1)	1,924	2,347	1,716
Bond conversions and refinancing	658	538	734
Stock conversions	288	1	106
Bond conversions to other invested assets	181	-	-
Mortgages converted to other invested assets	34	55	180
Other	24	5	10
Other invested assets to stock distributions	5	25	4

(1)Bank loan rollovers represent transactions processed as the result of rate resets on existing bank loans and are included in the proceeds from investments sold, matured or repaid on bonds.

Refer to Note 10. “Reinsurance” for information about the Company’s reinsurance agreement.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

20.	Subsequent events

The Company has evaluated subsequent events through February 21, 2014, the date the financial statements were available to be issued.

During February 2014, two affiliates of the Company entered into a Purchase and Sale agreement to sell certain real estate assets. The closing is expected to occur later in 2014. The transaction is expected to generate income for the Company.

No additional events have occurred subsequent to the balance sheet date and before the date of evaluation that would require disclosure.

21.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2013 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries of Massachusetts Mutual Life Insurance Company

C.M. Life Insurance Company

MassMutual Holding LLC

The MassMutual Trust Company, FSB

MML Distributors LLC – 99% (remaining 1% owned by MassMutual Holding LLC)

MML Private Placement Investment Company I, LLC

MML Mezzanine Investor, LLC

MML Mezzanine Investor L, LLC

MML Mezzanine Investor II, LLC

MML Mezzanine Investor III, LLC

MML Private Equity Fund Investor LLC

MML Re Finance LLC

MMC Equipment Finance LLC

CB – Apts, LLC

CV Apts, LLC

MP – Apts, LLC

MSP – SC, LLC

MW – Apts, LLC

PL – Apts, LLC – 92% (remaining 8% owned by C.M. Life Insurance Company)

WP – SC, LLC – 81% (remaining 19% owned by C.M. Life Insurance Company)

WW – Apts, LLC

Country Club Office Plaza LLC – 88% (remaining 12% owned by C.M. Life Insurance Company)

MassMutual External Benefits Group LLC

MSC Holding Company, LLC

Berkshire Way LLC

MassMutual Retirement Services, LLC

Fern Street LLC

MML Investment Advisers, LLC

MML Strategic Distributors, LLC

Subsidiaries of C.M. Life Insurance Company

MML Bay State Life Insurance Company

CML Mezzanine Investor, LLC

CML Mezzanine Investor L, LLC

CML Mezzanine Investor III, LLC

CML Re Finance LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiary of MMC Equipment Finance LLC

MassMutual Asset Finance LLC

Subsidiaries of MassMutual Holding LLC

HYP Management LLC

MassMutual Assignment Company

MassMutual International LLC

MML Investors Services, LLC

MML Realty Management Corporation

MassMutual International Holding MSC, Inc.

MassMutual Capital Partners LLC

First Mercantile Trust Company

MM Asset Management Holding LLC

MM Rothesay Holdco US LLC

Subsidiaries of MM Asset Management Holding LLC

Babson Capital Management LLC

Oppenheimer Acquisition Corp. – 99%

MassMutual Baring Holding LLC

Babson Capital Finance LLC

Cornerstone Global Real Estate LP

Cornerstone Hotel Income & Equity Fund II LP

Subsidiary of MSC Holding Company, LLC

MassMutual Holding MSC, Inc.

Affiliates of Massachusetts Mutual Life Insurance Company

MML Series Investment Fund

MassMutual Select Funds

MassMutual Premier Funds

Jefferies Finance LLC – 45% (5% owned by Babson Capital Management LLC; remaining 50% owned by Jefferies Group, Inc.)

580 Walnut Cincinnati LLC – 50%

Invicta Advisors LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

22.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2013	$113,707,950.98	$-	$113,707,950.98	$108,815,640.18	$(4,892,310.80)	$108,815,640.18	$111,783,051.88
September 30, 2013	81,945,730.49	-	81,945,730.49	80,589,482.19	(1,356,248.30)	80,589,482.19	77,049,314.39
June 30, 2013	147,215,936.13	-	147,215,936.13	142,140,571.53	(5,075,364.60)	142,140,571.53	130,973,022.96
March 31, 2013	194,772,024.52	-	194,772,024.52	188,372,088.50	(6,399,936.02)	188,372,088.50	176,678,910.26
December 31, 2012	378,096,660.04	-	378,096,660.04	366,323,110.21	(11,773,549.83)	366,323,110.21	333,086,072.58
September 30, 2012	816,573,456.06	-	816,573,456.06	788,350,822.82	(28,222,633.24)	788,350,822.82	697,683,288.85
June 30, 2012	912,025,936.52	-	912,025,936.52	890,494,220.76	(21,531,715.76)	890,494,220.76	708,872,106.49
March 31, 2012	1,095,018,529.18	-	1,095,018,529.18	1,058,132,041.09	(36,886,488.09)	1,058,132,041.09	841,095,012.78
December 31, 2011	1,090,904,993.06	-	1,090,904,993.06	1,056,761,288.41	(34,143,704.65)	1,056,761,288.41	754,310,837.90
September 30, 2011	762,320,631.78	-	762,320,631.78	738,510,047.63	(23,810,584.15)	738,510,047.63	546,494,231.96
June 30, 2011	1,130,732,656.14	-	1,130,732,656.14	1,078,535,670.23	(52,196,985.91)	1,078,535,670.23	839,143,290.12
March 31, 2011	1,097,705,351.09	-	1,097,705,351.09	1,068,852,203.67	(28,853,147.42)	1,068,852,203.67	816,688,348.33
December 31, 2010	968,742,508.30	-	968,742,508.30	950,111,416.81	(18,631,091.49)	950,111,416.81	708,895,636.97
September 30, 2010	915,728,029.86	-	915,728,029.86	889,896,058.18	(25,831,971.68)	889,896,058.18	673,462,492.71
June 30, 2010	1,362,887,892.31	-	1,362,887,892.31	1,335,628,211.52	(27,259,680.79)	1,335,628,211.52	975,241,505.93
March 31, 2010	1,471,905,695.71	-	1,471,905,695.71	1,391,337,542.96	(80,568,152.75)	1,391,337,542.96	1,015,645,802.04
December 31, 2009	1,349,124,213.70	-	1,349,124,213.70	1,290,817,167.68	(58,307,046.02)	1,290,817,167.68	852,088,739.42
September 30, 2009	2,953,442,689.02	(106,853,708.32)	2,846,588,980.70	2,700,948,264.43	(145,640,716.27)	2,700,948,264.43	1,692,409,639.54
Totals		$(106,853,708.32)			$(611,381,327.77)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2013:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
07389UAA7	$46,336.65	$-	$46,336.65	$45,693.55	$(643.10)	$45,693.55	$45,006.13
07389VAA5	1,062,717.63	-	1,062,717.63	981,791.21	(80,926.42)	981,791.21	1,042,223.82
07820QBL8	1,977,670.55	-	1,977,670.55	1,965,794.89	(11,875.66)	1,965,794.89	1,750,561.92
125435AA5	7,342,895.43	-	7,342,895.43	7,264,219.18	(78,676.25)	7,264,219.18	6,540,359.68
12669UBB5	234,180.04	-	234,180.04	155,615.45	(78,564.59)	155,615.45	214,156.74
14453MAB0	4,222,121.81	-	4,222,121.81	4,058,617.19	(163,504.62)	4,058,617.19	4,113,320.75
22943HAD8	5,717,620.99	-	5,717,620.99	5,655,055.45	(62,565.54)	5,655,055.45	4,172,955.00
36298XAB8	16,029,062.93	-	16,029,062.93	14,145,863.23	(1,883,199.70)	14,145,863.23	15,680,831.67
525221AW7	3,124.68	-	3,124.68	224.20	(2,900.48)	224.20	21.81
61749BAB9	260,888.23	-	260,888.23	244,772.81	(16,115.42)	244,772.81	218,874.98
61750MAB1	21,939.77	-	21,939.77	19,205.60	(2,734.17)	19,205.60	17,289.58
65106FAG7	98,954.14	-	98,954.14	88,030.69	(10,923.45)	88,030.69	126,820.85
77277LAF4	36,675,600.76	-	36,675,600.76	35,319,833.51	(1,355,767.25)	35,319,833.51	38,161,057.50
77277LAH0	1,825,871.12	-	1,825,871.12	1,759,508.86	(66,362.26)	1,759,508.86	3,673,389.60
77277LAJ6	25,853,379.03	-	25,853,379.03	24,917,058.77	(936,320.26)	24,917,058.77	24,013,543.50
86359DMC8	12,335,587.22	-	12,335,587.22	12,194,355.59	(141,231.63)	12,194,355.59	11,967,632.22
Totals	$113,707,950.98	$-	$113,707,950.98	$108,815,640.18	$(4,892,310.80)	$108,815,640.18	$111,738,045.75

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2013:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
04544TAB7	$79,991.43	$-	$79,991.43	$16,105.39	$(63,886.04)	$16,105.39	$47,854.57
05948JAA0	323,644.40	-	323,644.40	322,161.12	(1,483.28)	322,161.12	319,083.89
12479DAC2	4,722,262.30	-	4,722,262.30	4,184,086.44	(538,175.86)	4,184,086.44	3,635,191.89
1248MPAC8	5,610,030.00	-	5,610,030.00	5,563,905.00	(46,125.00)	5,563,905.00	4,838,125.05
45667WAC2	851.16	-	851.16	657.73	(193.43)	657.73	380.05
525221AW7	20,032.95	-	20,032.95	298.02	(19,734.93)	298.02	98,298.62
61749BAB9	304,677.44	-	304,677.44	280,424.46	(24,252.98)	280,424.46	259,501.31
61755AAB2	5,467.78	-	5,467.78	5,213.41	(254.37)	5,213.41	5,219.39
65106FAB8	5,893,180.49	-	5,893,180.49	5,852,705.65	(40,474.84)	5,852,705.65	5,797,707.71
77277LAF4	37,029,684.32	-	37,029,684.32	36,675,600.78	(354,083.54)	36,675,600.78	35,949,160.80
77277LAH0	1,843,143.48	-	1,843,143.48	1,825,871.10	(17,272.38)	1,825,871.10	3,458,523.60
77277LAJ6	26,097,916.29	-	26,097,916.29	25,853,379.04	(244,537.25)	25,853,379.04	22,621,667.04
86359ACD3	14,848.45	-	14,848.45	9,074.05	(5,774.40)	9,074.05	18,600.47
Totals	$81,945,730.49	$-	$81,945,730.49	$80,589,482.19	$(1,356,248.30)	$80,589,482.19	$77,049,314.39

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2013:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00442KAD3	$2,862,185.70	$-	$2,862,185.70	$2,847,813.75	$(14,371.95)	$2,847,813.75	$2,540,147.17
004448AC0	1,811,707.29	-	1,811,707.29	1,452,295.05	(359,412.24)	1,452,295.05	1,270,758.17
026929AD1	5,519,507.19	-	5,519,507.19	5,164,744.05	(354,763.14)	5,164,744.05	5,328,699.48
07325YAB4	3,112,030.19	-	3,112,030.19	3,067,596.18	(44,434.01)	3,067,596.18	2,217,726.96
07388UAB6	1,015,362.75	-	1,015,362.75	983,853.90	(31,508.85)	983,853.90	950,464.97
07401LAA1	8,647,880.67	-	8,647,880.67	8,603,423.71	(44,456.96)	8,603,423.71	8,224,619.72
1248MPAB0	6,979,297.79	-	6,979,297.79	6,686,930.00	(292,367.79)	6,686,930.00	6,237,074.20
1248MPAC8	9,279,020.00	-	9,279,020.00	8,927,580.00	(351,440.00)	8,927,580.00	8,138,041.61
1248MPAH7	7,823.54	-	7,823.54	10.06	(7,813.48)	10.06	291,248.16
125435AA5	8,007,199.62	-	8,007,199.62	7,945,131.04	(62,068.58)	7,945,131.04	7,065,883.43
12668AAY1	836.29	-	836.29	604.94	(231.35)	604.94	313.39
12669GKH3	8,266,418.71	-	8,266,418.71	7,126,611.64	(1,139,807.07)	7,126,611.64	8,943,620.22
22943HAD8	5,731,143.26	-	5,731,143.26	5,709,513.09	(21,630.17)	5,709,513.09	3,845,172.00
25151AAA9	3,149,913.44	-	3,149,913.44	2,987,164.65	(162,748.79)	2,987,164.65	3,071,275.38
26441EAC5	182,800.00	-	182,800.00	137,500.00	(45,300.00)	137,500.00	137,500.00
362341L49	3,925,128.57	-	3,925,128.57	3,874,010.93	(51,117.64)	3,874,010.93	3,195,980.78
39538WHF8	7,368,122.65	-	7,368,122.65	7,244,676.25	(123,446.40)	7,244,676.25	7,172,879.50
41161PSK0	3,150,010.83	-	3,150,010.83	3,058,778.87	(91,231.96)	3,058,778.87	2,922,577.50
46630KAA4	682,175.43	-	682,175.43	676,151.76	(6,023.67)	676,151.76	588,654.12
61749BAB9	324,674.18	-	324,674.18	302,702.90	(21,971.28)	302,702.90	272,486.13
61750MAB1	28,551.95	-	28,551.95	27,394.67	(1,157.28)	27,394.67	22,964.62
61755AAB2	6,702.75	-	6,702.75	5,999.04	(703.71)	5,999.04	5,208.50
77277LAF4	37,914,893.16	-	37,914,893.16	37,029,684.30	(885,208.86)	37,029,684.30	33,591,915.00
77277LAH0	1,886,324.40	-	1,886,324.40	1,843,143.48	(43,180.92)	1,843,143.48	3,230,442.00
77277LAJ6	26,706,041.82	-	26,706,041.82	26,097,916.30	(608,125.52)	26,097,916.30	21,138,327.00
78402TAD8	505,674.06	-	505,674.06	225,513.23	(280,160.83)	225,513.23	418,357.71
86359ACD3	144,509.89	-	144,509.89	113,827.74	(30,682.15)	113,827.74	150,685.24
Totals	$147,215,936.13	$-	$147,215,936.13	$142,140,571.53	$(5,075,364.60)	$142,140,571.53	$130,973,022.96

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2013:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00442KAD3	$3,000,717.17	$-	$3,000,717.17	$2,955,878.99	$(44,838.18)	$2,955,878.99	$2,710,630.46
02147DAV3	20,019.38	-	20,019.38	13,898.83	(6,120.55)	13,898.83	7,668.37
02660TGS6	5,166,461.70	-	5,166,461.70	5,042,505.13	(123,956.57)	5,042,505.13	4,886,126.24
02660THL0	735,213.74	-	735,213.74	718,951.48	(16,262.26)	718,951.48	701,370.78
05946XYP2	661,851.06	-	661,851.06	648,858.17	(12,992.89)	648,858.17	616,878.67
05948JAA0	77,220.72	-	77,220.72	76,184.19	(1,036.53)	76,184.19	73,908.47
073879PA0	1,232,628.18	-	1,232,628.18	1,164,624.29	(68,003.89)	1,164,624.29	1,129,442.11
07401LAA1	9,319,361.00	-	9,319,361.00	9,281,564.74	(37,796.26)	9,281,564.74	8,970,214.86
1248MPAC8	10,010,615.65	-	10,010,615.65	9,279,020.00	(731,595.65)	9,279,020.00	8,192,007.20
1248MPAH7	113,333.17	-	113,333.17	7,944.13	(105,389.04)	7,944.13	214,889.58
126671UU8	43,909.99	-	43,909.99	42,665.95	(1,244.04)	42,665.95	39,467.94
12667GME0	11,348,520.47	-	11,348,520.47	11,227,660.79	(120,859.68)	11,227,660.79	11,112,922.09
12668A4B8	9,370,133.25	-	9,370,133.25	9,107,609.34	(262,523.91)	9,107,609.34	9,029,866.72
126694YM4	2,091,333.26	-	2,091,333.26	2,088,972.27	(2,360.99)	2,088,972.27	2,038,895.07
14453MAB0	5,079,283.51	-	5,079,283.51	5,016,823.57	(62,459.94)	5,016,823.57	4,802,099.09
18974BAA7	628,229.21	-	628,229.21	601,230.04	(26,999.17)	601,230.04	615,943.80
22546NAV6	3,726,890.39	-	3,726,890.39	649,149.30	(3,077,741.09)	649,149.30	649,037.62
22943HAD8	6,075,077.23	-	6,075,077.23	5,993,884.23	(81,193.00)	5,993,884.23	4,642,860.00
23244LAB7	1,751,307.03	-	1,751,307.03	1,543,667.45	(207,639.58)	1,543,667.45	1,134,940.80
23321P6A1	2,184,940.95	-	2,184,940.95	2,165,830.30	(19,110.65)	2,165,830.30	2,177,214.24
23332UDU5	12,588,142.21	-	12,588,142.21	12,385,338.92	(202,803.29)	12,385,338.92	12,418,814.69
362341L49	4,038,022.40	-	4,038,022.40	4,002,700.25	(35,322.15)	4,002,700.25	3,276,699.71
39539GAA0	2,856,147.82	-	2,856,147.82	2,782,480.81	(73,667.01)	2,782,480.81	2,826,038.50
40430HBH0	162.35	-	162.35	109.30	(53.05)	109.30	101.41
41164LAB5	7,711,915.86	-	7,711,915.86	7,655,426.24	(56,489.62)	7,655,426.24	7,462,954.25
43739EBJ5	6,504,187.80	-	6,504,187.80	6,435,384.82	(68,802.98)	6,435,384.82	6,032,458.24
45660LKW8	18,079,779.47	-	18,079,779.47	18,022,051.43	(57,728.04)	18,022,051.43	15,864,047.28
45660LYW3	2,372,769.82	-	2,372,769.82	2,291,590.55	(81,179.27)	2,291,590.55	2,062,698.67
456612AC4	10,876,730.02	-	10,876,730.02	10,787,010.05	(89,719.97)	10,787,010.05	10,545,750.71
466247XE8	3,976,148.48	-	3,976,148.48	3,935,773.09	(40,375.39)	3,935,773.09	3,718,198.53
46629BAR0	2,852,666.37	-	2,852,666.37	2,798,045.68	(54,620.69)	2,798,045.68	2,552,602.18
46630KAA4	770,022.33	-	770,022.33	768,628.53	(1,393.80)	768,628.53	680,676.85
525221GM3	2,221,910.15	-	2,221,910.15	2,177,468.51	(44,441.64)	2,177,468.51	2,109,164.67
525221HA8	15,523,309.02	-	15,523,309.02	15,400,250.25	(123,058.77)	15,400,250.25	13,711,703.44
576433G42	855,038.28	-	855,038.28	847,924.09	(7,114.19)	847,924.09	848,428.88
59024UAB7	929,407.25	-	929,407.25	918,437.15	(10,970.10)	918,437.15	926,705.06
61750MAB1	30,836.68	-	30,836.68	30,672.10	(164.58)	30,672.10	27,958.37
61755AAB2	9,419.34	-	9,419.34	8,121.27	(1,298.07)	8,121.27	6,759.62
65106FAB8	6,388,999.26	-	6,388,999.26	6,351,718.55	(37,280.71)	6,351,718.55	6,322,103.12
68400XAY6	103,043.01	-	103,043.01	102,041.69	(1,001.32)	102,041.69	96,273.00
76110W4J2	4,319.08	-	4,319.08	4,199.71	(119.37)	4,199.71	6,912.40
86358HHX0	684,331.03	-	684,331.03	676,606.52	(7,724.51)	676,606.52	676,555.32
86359ACE1	21,581.23	-	21,581.23	6,171.79	(15,409.44)	6,171.79	20,125.60
86359DUV7	903.27	-	903.27	854.15	(49.12)	854.15	934.22
86359LRW1	14,456,432.41	-	14,456,432.41	14,291,064.42	(165,367.99)	14,291,064.42	13,808,202.61
86363DAA9	6,907,687.46	-	6,907,687.46	6,856,223.37	(51,464.09)	6,856,223.37	6,686,938.82
92977YAY7	1,371,065.06	-	1,371,065.06	1,208,872.07	(162,192.99)	1,208,872.07	242,720.00
Totals	$194,772,024.52	$-	$194,772,024.52	$188,372,088.50	$(6,399,936.02)	$188,372,088.50	$176,678,910.26

PART C

OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

(a) Financial Statements

Financial Statements Included in Part A

Condensed Financial Information

Financial Statements Included in Part B

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2013

Statements of Operations and Changes in Net Assets for the years ended December 31, 2013 and 2012

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2013 and 2012

Statutory Statements of Income (Loss) for the years ended December 31, 2013, 2012 and 2011

Statutory Statements of Changes in Surplus for the years ended December 31, 2013, 2012 and 2011

Statutory Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

Notes to Statutory Financial Statements

(b) Exhibits

Exhibit 1

Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, incorporated by reference to Initial Registration Statement No. 333-45039, filed on January 28, 1998.

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(ii) Underwriting and Servicing Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.

(iii) Insurance Products Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-109620, filed on August 19, 2008.

(iv) Amendment for Insurance Product Distribution Agreement (4/08), incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-81015, filed April 29, 2009.

(v) Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of the following separate accounts: Massachusetts Mutual Variable Annuity Separate Account 1; Massachusetts Mutual Variable Annuity Separate Account 2; Massachusetts Mutual Variable Annuity Separate Account 3; Massachusetts Mutual Variable Annuity Separate Account 4; Panorama Separate Account; Massachusetts Mutual Variable Life Separate Account I; Massachusetts Mutual Variable Life Separate Account II; and Connecticut Mutual Variable Life Separate Account I – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement (File No. 333-150916) filed on or about April 28, 2014.

Exhibit 4

Individual Certificate issued under a Group Variable Deferred Annuity Contract with Flexible Purchase Payments, incorporated by reference to Initial Registration Statement No. 333-95851, filed on February 1, 2000.

Exhibit 5	Application Form, incorporated by reference to Initial Registration Statement No. 333-95851, filed on February 1, 2000.

Exhibit 6	(i) Copy of Articles of Incorporation of the Company, incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-50410, filed on November 24, 2008.

(ii) By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 9, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-6 (File No. 333-150916) filed on or about April 28, 2014

Exhibit 7	Not Applicable.

Exhibit 8	(a) Fund Participation Agreements

AIM Variable Insurance Funds, Inc. Participation Agreement dated as of April 30, 2004 with revised Schedule A as of July 6, 2005, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

AIM Variable Insurance Funds, Inc. Amendment No. 1 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

AIM Variable Insurance Funds, Inc. Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012.

AIM Variable Insurance Funds, Inc. Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012.

Fidelity Variable Insurance Products Fund II Participation Agreement dated May 1, 1998, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

Fidelity Variable Insurance Products Fund II Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Fidelity Variable Insurance Products Fund II Amendment effective April 15, 2001 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Fidelity Variable Insurance Products Fund II Amendment effective June 30, 2008 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

Fidelity Summary Prospectus Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012.

ING Variable Products Trust Participation Agreement, incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement No. 033-73140, filed on April 27, 2007.

ING Variable Products Trust Amendment dated as of May 28, 2007 to Participation Agreement, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

ING Variable Products Trust Amendment dated as of April 3, 2008 to Participation Agreement, incorporated by reference to Initial Registration Statement No. 333-150916, filed on May 14, 2008.

ING Variable Products Trust Amendment dated September 6, 2008 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

ING Amendment effective May 27, 2010 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012.

ING Amendment dated January 17, 2014 to Participation Agreement – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement (File No. 333-150916) filed on or about April 28, 2014

MML Series Investment Fund Participation Agreement dated November 17, 2005, incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement No. 002-39334, filed on August 22, 2007.

MML Series Investment Fund First Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

MML Series Investment Fund Second Amendment to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

MML Series Investment Fund Third Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement No. 002-39334, filed on March 2, 2011.

MML Series Investment Fund Fourth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement No. 002-39334, filed on March 2, 2011.

MML Series Investment Fund Fifth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement No. 002-39334, filed March 1, 2013.

MML Series Investment Fund Sixth Amendment dated April 1, 2014 to Participation Agreement – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement (File No. 333-150916) filed on or about April 28, 2014

MML Series Investment Fund II Participation Agreement dated November 17, 2005, incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement No. 333-122804, filed on April 30, 2008.

MML Series Investment Fund II First Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

MML Series Investment Fund II Second Amendment to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

MML Series Investment Fund II Third Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-122804, filed on March 2, 2011.

MML Series Investment Fund II Fourth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-122804, filed on March 2, 2011.

MML Series Investment Fund II Fifth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012.

MML Series Investment Fund II Sixth Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement No. 333-122804, filed March 1, 2013.

MML Series Investment Fund II Seventh Amendment to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement No. 333-122804, filed in March 1, 2013.

MML Series Investment Fund II Eighth Amendment dated April 1, 2014 to Participation Agreement – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement (File No. 333-150916) filed on or about April 28, 2014

Oppenheimer Variable Account Funds Participation Agreement dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-50410, filed on April 25, 2008.

Oppenheimer Variable Account Funds Amendment No. 1 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on April 28, 2009.

Oppenheimer Variable Account Funds Amendment No. 2 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-150916, filed on April 27, 2010.

Oppenheimer Variable Account Funds Amendment No. 3 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012.

Oppenheimer Variable Account Funds Amendment No. 4 dated April 1, 2014 to Participation Agreement – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement (File No. 333-150916) filed on or about April 28, 2014

PIMCO Participation Agreement dated as of April 21, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

PIMCO Amendment No. 1 to Participation Agreement, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916, filed on September 12, 2008.

PIMCO Variable Insurance Trust Termination, New Agreements and Amendments (11/10/2010), incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012.

PIMCO Amendment effective as of May 1, 2011 to Participation Agreement, incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012.

(b) Rule 22c-2 Agreements, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-80991, filed April 25, 2007 for:

AIM Variable Insurance Funds
Fidelity Variable Insurance Products Fund
ING Variable Products Trust
MML Series Investment Fund
MML Series Investment Fund II
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust

Exhibit 9	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement No. 333-95851, filed April 28, 2010.

Exhibit 10	(i) Consent of Independent Registered Public Accounting Firm, KPMG LLP.*

(ii) Powers of Attorney

Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement No. 333-45039, filed April 23, 2013 for:
Laura J. Sen

Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039, filed April 25, 2012 for:
Cristóbal I. Conde Gregory Deavens H. Todd Stitzer

Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement No. 333-81015, filed April 28, 2010 for:
Roger W. Crandall Michael T. Rollings Kathleen A. Corbet James H. DeGraffenreidt, Jr. Patricia Diaz Dennis Robert A. Essner Raymond W. LeBoeuf Cathy E. Minehan Marc F. Racicot William T. Spitz

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 14	Not Applicable.
*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Cristóbal I. Conde, Director 255 E. 74th St., Apt. PH2 New York, NY 10021	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34102-7716

Kathleen A. Corbet, Director 49 Cross Ridge Road New Canaan, CT 06840	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Laura J. Sen, Director 90 Babcock Street Brookline, MA 02446

Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212	William T. Spitz, Director 16 Wynstone Nashville, TN 37215

Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236	H. Todd Stitzer, Director 1312 Casey Key Road Nokomis, FL 34275
Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Gregory Deavens, Senior Vice President and Controller 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer)

1295 State Street B101

Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel

1295 State Street

Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer

1295 State Street

Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President

1295 State Street

Springfield, MA 01111

Michael Fanning, Executive Vice President

1295 State Street

Springfield, MA 01111

Melvin Corbett, Executive Vice President and Chief Investment Officer

1295 State Street

Springfield, MA 01111

Christine Peaslee, Vice President, Corporate Secretary & Counsel

1295 State Street

Springfield, MA 01111

Debra Palermino, Executive Vice President

1295 State Street

Springfield, MA 01111

Robert Casale, Executive Vice President & Chief Information Officer

1295 State Street

Springfield, MA 01111

Elizabeth Chicares, Executive Vice President & Chief Enterprise Risk Officer

1295 State Street

Springfield, MA 01111

Douglas Russell, Senior Vice President 1295 State Street Springfield, MA 01111	Susan Cicco, Vice President & Chief of Staff 1295 State Street Springfield, MA 01111

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement (File No. 333-150916) filed on or about April 28, 2014.

Item 27. Number of Participants

As of March 3, 2014, the number of participants was 3,143.

Item 28. Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE	V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE	V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 29. Principal Underwriters

(a) MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MSD and MMLIS either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II,

(b) MSD and MMLIS are the principal underwriters for the contracts. Prior to April 1, 2014, MML Distributors, LLC (“MML Distributors”) served as a principal underwriter of the contracts offered pursuant to this registration statement and sold by registered representatives of the other broker-dealers with whom it had entered into distribution agreements (“Distribution Agreements”). Effective April 1, 2014, MSD replaced MML Distributors in all such Distribution Agreements for these contracts. The following people are officers and directors of MSD, and officers and directors of MMLIS:

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Benson, Wendy	Director and President	*

Cyboron, Todd	Chief Technology Officer	*

Duch, Edward K. III	Assistant Secretary	*

Hall, Nathan L.	Chief Financial Officer and Treasurer	*

Morton, Mario	Registration Manager	*

Rollings, Michael	Director	*

Rosenthal, Robert S.	Chief Legal Officer, Secretary and Vice President	*

Scanlon, Susan	Chief Compliance Officer and Vice President	*

Vaccaro, John A.	Director, Chairman of the Board, Chief Executive Officer	*

Ward Chicares, Elizabeth	Director	*

Dana Tatro	Variable Annuity Product Distribution Officer	*

Craig Waddington	Variable Life Product Distribution Officer	*

*	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Michael Fanning	Chairman of the Board & Chief Executive Officer	*

John Vaccaro	President, Agency Field Force Supervisor, Board Member	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer	*

Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*

Todd Cyboron	Chief Technology Officer	*

Christine Frederick	Chief Compliance Officer and AML Compliance Officer	*

Susan Scanlon	Deputy Chief Compliance Officer	*

James Puhala	Deputy Chief Compliance Officer	*

Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	*

Mark Larose	Co-Chief Operations Officer and Assistant Vice President,	*

Kenneth M. Rickson	Field Risk Officer	*

Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*

Wendy Benson	Vice President	*

Mathew Verdi	Assistant Vice President	*

Mary S. Block	Vice President and Assistant Secretary	*

Edward K. Duch, III	Assistant Secretary	*

Jennifer L. Dupuis-Krause	Assistant Secretary	*

Christine Peaslee	Assistant Secretary	*

Bruce C. Frisbie	Assistant Treasurer	**

Kevin LaComb	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kristin Costanzo	Assistant Treasurer	*

Kathy Rogers	Continuing Education Officer	*

Joseph Sparacio	Senior Regional Vice President	9830 E. Granite Peak Trail Scottsdale, AZ 85262

Michael St. Clair	Senior Regional Vice President	*

Richard Bourgeois	Vice President	*

Francine Reipold	Vice President	*

Mario Morton	Assistant Vice President and Regional Manager	*

Anthony Frogameni	Chief Privacy Officer, Assistant Vice President	*

Elaine Gruet	Assistant Vice President	*

David Cove	Regional Assistant Vice President	*

Kevin DeGray	Regional Assistant Vice President	*

Nicholas DeLuca	Regional Assistant Vice President	9830 Granite Peak Trail Scottsdale, AZ 85262

David Hardy	Regional Assistant Vice President	*

Donald Helmes	Regional Assistant Vice President	*

Courtney Munoz	Regional Assistant Vice President	*

John Rogan	Regional Assistant Vice President	*

Michael Rollings	Board Member	*

Elizabeth Ward Chicares	Board Member	*

Dana Tatro	Variable Annuity Product Distribution Officer	*

Craig Waddington	Variable Life Product Distribution Officer	*

Richard Lassow	Executive Benefits Product Distribution Officer	**

*	1295 State Street, Springfield, MA 01111-0001
**	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

c.  For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1295 State Street, Springfield, MA 01111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

a.  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity certificates may be accepted.

b.  Registrant hereby undertakes to include either (1) as part of any application to purchase a certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.  Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual certificates issued under a group deferred variable annuity contract with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 15 to Registration Statement No. 333-95851 and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Springfield and the Commonwealth of Massachusetts, on April 25, 2014.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 (REGISTRANT)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (DEPOSITOR)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL*	Director and Chief Executive Officer (principal executive officer)	April 25, 2014
Roger W. Crandall

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (principal financial officer)	April 25, 2014

GREGORY DEAVENS* Gregory Deavens	Controller (principal accounting officer)	April 25, 2014

CRISTÓBAL I. CONDE* Cristóbal I. Conde	Director	April 25, 2014

KATHLEEN A. CORBET* Kathleen A. Corbet	Director	April 25, 2014

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 25, 2014

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 25, 2014

ROBERT ESSNER* Robert Essner	Director	April 25, 2014

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	April 25, 2014

CATHY E. MINEHAN*	Director	April 25, 2014
Cathy E. Minehan

MARC RACICOT* Marc Racicot	Director	April 25, 2014

LAURA J. SEN* Laura J. Sen	Director	April 25, 2014

WILLIAM T. SPITZ* William T. Spitz	Director	April 25, 2014

H. TODD STITZER* H. Todd Stitzer	Director	April 25, 2014

/S/ John E. Deitelbaum		April 25, 2014
*John E. Deitelbaum
As Attorney-in-Fact Pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit 10(i)	Consent of Independent Registered Public Accounting Firm, KPMG LLP